UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-5514

(Investment Company Act File Number)

Wilmington Funds

(Exact Name of Registrant as Specified in Charter)

Wilmington Trust Investment Advisors, Inc.

111 South Calvert Street, 26th Floor

Baltimore, MD 21202

(Address of Principal Executive Offices)

410.986.5600

(Registrant’s Telephone Number)

Gregory B. McShea

Wilmington Trust Investment Advisors, Inc.

111 South Calvert Street, 26th Floor

Baltimore, MD 21202

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: April 30

Date of Reporting Period: Quarter ended July 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Wilmington Large-Cap Growth Fund

PORTFOLIO OF INVESTMENTS

July 31, 2012 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS - 98.6%

CONSUMER DISCRETIONARY - 14.8%

Auto Components - 0.6%
*BorgWarner, Inc.	7,400	$496,540

Distributors - 0.6%
*LKQ Corp.	14,800	522,884

Diversified Consumer Services - 0.2%
*,12ITT Educational Services, Inc.	4,700	182,454

Hotels Restaurants & Leisure - 0.9%
*DineEquity, Inc.	7,600	405,080
*Panera Bread Co.	2,380	374,826

		$779,906

Internet & Catalog Retail - 2.0%
*Amazon.com, Inc.	7,500	1,749,750

Media - 3.6%
CBS Corp., Non-Voting	75,500	2,526,230
Comcast Corp.	20,000	651,000

		$3,177,230

Multiline Retail - 2.0%
Nordstrom, Inc.	8,700	471,018
Target Corp.	21,000	1,273,650

		$1,744,668

Specialty Retail - 2.2%
*Bed Bath & Beyond, Inc.	13,000	792,350
[12]GameStop Corp.	15,100	241,902
Ltd. Brands, Inc.	9,900	470,745
*Vitamin Shoppe, Inc.	7,170	393,777

		$1,898,774

Textiles, Apparel & Luxury Goods - 2.7%
Coach, Inc.	8,520	420,292
*,12Lululemon Athletica, Inc.	6,330	357,518
NIKE, Inc.	11,000	1,026,850
PVH Corp.	6,700	532,181

		$2,336,841

TOTAL CONSUMER DISCRETIONARY		$12,889,047

CONSUMER STAPLES - 11.1%

Beverages - 5.1%
Coca-Cola Co.	24,000	1,939,200
PepsiCo, Inc.	35,000	2,545,550

		$4,484,750

Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	11,000	1,057,980
Whole Foods Market, Inc.	10,000	917,800

		$1,975,780

Food Products - 0.2%
*,12Green Mountain Coffee Roasters, Inc.	8,800	160,688

Household Products - 0.4%
Church & Dwight Co., Inc.	6,720	387,139

Personal Products - 1.1%
Estee Lauder Cos., Inc.	10,000	523,800
Herbalife Ltd.	8,230	451,745

		$975,545

Tobacco - 2.0%
Philip Morris International, Inc.	19,000	1,737,360

TOTAL CONSUMER STAPLES		$9,721,262

ENERGY - 5.4%

Energy Equipment & Services - 3.9%
*Cameron International Corp.	8,850	444,889
Core Laboratories NV	3,460	385,998
*FMC Technologies, Inc.	4,500	203,040
Lufkin Industries, Inc.	4,550	209,527
National Oilwell Varco, Inc.	10,000	723,000
Schlumberger Ltd.	20,000	1,425,200

		$3,391,654

Oil, Gas & Consumable Fuels - 1.5%
Cabot Oil & Gas Corp.	7,850	331,192
Noble Energy, Inc.	4,100	358,463
Peabody Energy Corp.	9,400	196,272
*Whiting Petroleum Corp.	10,280	415,312

		$1,301,239

TOTAL ENERGY		$4,692,893

FINANCIALS - 4.4%

Capital Markets - 1.0%
Raymond James Financial, Inc.	14,900	500,938
T Rowe Price Group, Inc.	6,600	400,950

		$901,888

Commercial Banks - 0.3%
*Texas Capital Bancshares, Inc.	5,420	233,548

Consumer Finance - 0.9%
American Express Co.	13,000	750,230

Diversified Financial Services - 0.6%
*IntercontinentalExchange, Inc.	3,700	485,514

Insurance - 0.4%
Brown & Brown, Inc.	15,100	381,124

Real Estate Investment Trusts - 0.8%
American Tower Corp.	10,000	723,100

Real Estate Management & Development - 0.4%
*CBRE Group, Inc.	25,300	394,174

TOTAL FINANCIALS		$3,869,578

HEALTH CARE - 13.1%

Biotechnology - 3.5%
*Biogen Idec, Inc.	5,000	729,150
*Celgene Corp.	11,000	753,060
*Gilead Sciences, Inc.	24,000	1,303,920
*Regeneron Pharmaceuticals, Inc.	1,800	242,370

		$3,028,500

Health Care Equipment & Supplies - 2.2%
*Alere, Inc.	15,350	289,654
*Intuitive Surgical, Inc.	832	400,608
*ResMed, Inc.	9,300	293,508
Stryker Corp.	18,000	936,540

		$1,920,310

Health Care Providers & Services - 3.6%
*Express Scripts Holding Co.	36,900	2,137,986
UnitedHealth Group, Inc.	20,000	1,021,800

		$3,159,786

Health Care Technology - 0.6%
*Allscripts Healthcare Solutions, Inc.	21,800	200,560
*Cerner Corp.	4,200	310,464

		$511,024

Life Sciences Tools & Services - 0.3%
*Life Technologies Corp.	5,700	250,116

Pharmaceuticals - 2.9%

Allergan, Inc.	4,000	328,280
*Auxilium Pharmaceuticals, Inc.	8,300	223,602
Bristol-Myers Squibb Co.	35,000	1,246,000
*,12MAP Pharmaceuticals, Inc.	17,400	245,514
Perrigo Co.	4,350	495,987

		$2,539,383

TOTAL HEALTH CARE		$11,409,119

INDUSTRIALS - 12.1%

Aerospace & Defense - 4.7%
Boeing Co.	22,000	1,626,020
HEICO Corp.	8,587	253,145
Precision Castparts Corp.	2,200	342,232
United Technologies Corp.	25,000	1,861,000

		$4,082,397

Air Freight & Logistics - 1.4%
CH Robinson Worldwide, Inc.	5,800	306,530
Expeditors International of Washington, Inc.	6,950	247,211
United Parcel Service, Inc.	9,000	680,490

		$1,234,231

Commercial Services & Supplies - 0.3%
Waste Connections, Inc.	9,550	293,854

Electrical Equipment - 0.9%
*Babcock & Wilcox Co.	15,700	394,070
Rockwell Automation, Inc.	5,650	380,584

		$774,654

Industrial Conglomerates - 1.5%
Danaher Corp.	26,000	1,373,060

Machinery - 2.9%
Caterpillar, Inc.	17,000	1,431,570
Cummins, Inc.	3,800	364,420
Graco, Inc.	9,310	427,143
Joy Global, Inc.	5,600	290,864

		$2,513,997

Trading Companies & Distributors - 0.4%
Fastenal Co.	7,900	340,648

TOTAL INDUSTRIALS		$10,612,841

INFORMATION TECHNOLOGY - 33.6%

Communications Equipment - 3.9%
ADTRAN, Inc.	16,750	361,465
*Aruba Networks, Inc.	23,700	336,066
*F5 Networks, Inc.	3,440	321,227
QUALCOMM, Inc.	40,000	2,387,200

		$3,405,958

Computers & Peripherals - 12.1%
*Apple, Inc.	14,000	8,550,640
*EMC Corp.	65,000	1,703,650
*,12Stratasys, Inc.	5,255	322,026

		$10,576,316
Electronic Equipment, Instruments & Components Industry - 0.5%
*,12IPG Photonics Corp.	8,180	423,969

Internet Software & Services - 2.0%
*Google, Inc.	2,700	1,709,019

IT Services - 6.3%
Global Payments, Inc.	7,300	312,586
International Business Machines Corp.	20,000	3,919,600
Mastercard, Inc.	3,000	1,309,710

		$5,541,896

Semiconductors & Semiconductor Equipment - 1.3%
Altera Corp.	14,700	521,115
*Lam Research Corp.	9,500	326,895
MKS Instruments, Inc.	11,400	300,960

		$1,148,970

Software - 7.5%
*ANSYS, Inc.	8,880	532,445
*Autodesk, Inc.	14,670	497,606
*Citrix Systems, Inc.	6,320	459,338
Microsoft Corp.	100,000	2,947,000
Oracle Corp.	60,000	1,812,000
*Sourcefire, Inc.	5,350	273,118

		$6,521,507

TOTAL INFORMATION TECHNOLOGY		$29,327,635

MATERIALS - 2.3%

Chemicals - 1.5%
Ashland, Inc.	4,820	339,280
EI du Pont de Nemours & Co.	12,000	596,400
*WR Grace & Co.	6,900	386,676

		$1,322,356

Containers & Packaging - 0.6%
*Crown Holdings, Inc.	14,300	513,370

Metals & Mining - 0.2%
Walter Industries, Inc.	5,150	176,645

TOTAL MATERIALS		$2,012,371

TELECOMMUNICATION SERVICES - 1.8%

Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	35,000	1,579,900

TOTAL COMMON STOCKS (COST $70,342,173)		$86,114,646
MONEY MARKET FUND - 0.5%
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.09%	429,590	429,590

TOTAL MONEY MARKET FUND (COST $429,590)		$429,590

TOTAL INVESTMENTS IN SECURITIES - 99.1% (COST $70,771,763)		$86,544,236

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 2.2%
REPURCHASE AGREEMENTS - 2.2%
Citigroup Global Markets, Inc., 0.18%, dated 7/31/12, due 8/01/12, repurchase price $1,000,005, collateralized by U.S. Government Securities 2.27% to 6.00%, maturing 10/01/20 to 8/01/42; total market value of $1,020,000.	$1,000,000	1,000,000
JP Morgan Securities LLC, 0.19%, dated 7/31/12, due 8/01/12, repurchase price $885,244, collateralized by U.S. Government Securities 2.50% to 7.00%, maturing 12/01/14 to 5/01/52; total market value of $902,952.	885,239	885,239

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,885,239)		$1,885,239

TOTAL INVESTMENTS - 101.3% (COST $72,657,002)		$88,429,475
COLLATERAL FOR SECURITIES ON LOAN - (2.2%)		(1,885,239)
OTHER ASSETS LESS LIABILITIES - 0.9%		774,435

TOTAL NET ASSETS - 100.0%		$87,318,671

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/(depreciation) of investments was $15,772,473. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $17,440,119 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,667,646.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$86,114,646	$—	$—	$86,114,646
Money Market Fund	429,590	—	—	429,590
Repurchase Agreements	—	1,885,239	—	1,885,239

Total	$86,544,236	$1,885,239	$—	$88,429,475

Wilmington Large-Cap Strategy Fund

PORTFOLIO OF INVESTMENTS

July 31, 2012 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS - 99.8%

CONSUMER DISCRETIONARY - 12.7%

Auto Components - 0.3%
*,12BorgWarner, Inc.	3,440	$230,824
*Delphi Automotive PLC	9,700	275,383
[12]Gentex Corp.	2,190	35,062
*,12Goodyear Tire & Rubber Co.	4,660	53,357
[12]Johnson Controls, Inc.	15,030	370,490
Lear Corp.	2,400	85,320
*TRW Automotive Holdings Corp.	1,010	39,693
*Visteon Corp.	1,500	48,645

		$1,138,774

Automobiles - 0.4%
Ford Motor Co.	75,420	696,881
*General Motors Co.	14,000	275,940
Harley-Davidson, Inc.	7,950	343,679
*,12Tesla Motors, Inc.	1,500	41,130
[12]Thor Industries, Inc.	280	8,044

		$1,365,674

Distributors - 0.2%
Genuine Parts Co.	4,960	317,589
*LKQ Corp.	6,240	220,459

		$538,048

Diversified Consumer Services - 0.1%
*,12Apollo Group, Inc.	2,487	67,646
12DeVry, Inc.	2,020	39,653
H&R Block, Inc.	6,860	110,652
Service Corp. International	10,870	139,680
[12]Weight Watchers International, Inc.	1,560	78,936

		$436,567

Hotels Restaurants & Leisure - 2.1%
*,12Bally Technologies, Inc.	700	30,597
[12]Brinker International, Inc.	4,020	130,288
Carnival Corp.	6,620	220,314
*,12Chipotle Mexican Grill, Inc.	1,050	306,947
[12]Choice Hotels International, Inc.	60	2,405
Darden Restaurants, Inc.	4,640	237,475
[12]Dunkin’ Brands Group, Inc.	900	27,252
[12]International Game Technology	7,000	79,240
Las Vegas Sands Corp.	14,520	528,818
[12]Marriott International, Inc.	7,072	257,562
McDonald’s Corp.	30,599	2,734,327
*,12MGM Resorts International	9,410	89,583
*Panera Bread Co.	845	133,079
*,12Penn National Gaming, Inc.	2,480	96,522
[12]Royal Caribbean Cruises Ltd.	4,080	101,918
[12]Starbucks Corp.	23,460	1,062,269
Starwood Hotels & Resorts Worldwide, Inc.	6,430	348,185
Wendy’s Co.	1,200	5,508
Wyndham Worldwide Corp.	3,460	180,093
[12]Wynn Resorts Ltd.	2,320	217,500

[12]Yum! Brands, Inc.	13,750	891,550

		$7,681,432

Household Durables - 0.4%
12DR Horton, Inc.	7,070	124,644
[12]Garmin Ltd.	1,290	49,807
Harman International Industries, Inc.	1,180	47,613
Jarden Corp.	1,560	70,512
[12]Leggett & Platt, Inc.	3,670	85,071
Lennar Corp.	4,910	143,421
*Mohawk Industries, Inc.	1,650	109,609
Newell Rubbermaid, Inc.	3,120	55,068
*NVR, Inc.	130	100,617
*,12PulteGroup, Inc.	8,840	99,892
*,12Tempur-Pedic International, Inc.	2,900	82,621
*Toll Brothers, Inc.	4,050	118,139
Tupperware Brands Corp.	2,700	141,534
Whirlpool Corp.	2,450	165,522

		$1,394,070

Internet & Catalog Retail - 1.2%
*,12Amazon.com, Inc.	11,030	2,573,299
[12]Expedia, Inc.	3,120	177,809
*Liberty Interactive Corp.	18,350	343,695
*,12Netflix, Inc.	1,180	67,083
*priceline.com, Inc.	1,530	1,012,462
*,12TripAdvisor, Inc.	3,120	116,719

		$4,291,067

Leisure Equipment & Products - 0.2%
[12]Hasbro, Inc.	3,490	125,012
Mattel, Inc.	10,650	374,560
[12]Polaris Industries, Inc.	2,000	150,320

		$649,892

Media - 3.7%
*,12AMC Networks, Inc.	1,685	73,062
[12]Cablevision Systems Corp.	6,540	100,324
CBS Corp., Non-Voting	16,530	553,094
*Charter Communications, Inc.	1,700	130,764
*Clear Channel Outdoor Holdings, Inc.	500	2,530
Comcast Corp.	70,280	2,287,614
*DIRECTV	20,990	1,042,363
*Discovery Communications, Inc.	6,500	329,095
DISH Network Corp.	4,680	143,957
*,12DreamWorks Animation SKG, Inc.	2,290	43,968
[12]Gannett Co., Inc.	6,290	88,752
Interpublic Group of Cos., Inc.	15,320	151,208
[12]John Wiley & Sons, Inc.	2,100	100,065
*,12Lamar Advertising Co.	2,400	72,840
*Liberty Global, Inc.	9,120	481,354
*Liberty Media Corp. - Liberty Capital	1,843	174,348
*Madison Square Garden Co.	87	3,154
McGraw-Hill Cos., Inc.	7,440	349,382
[12]Morningstar, Inc.	1,100	63,877
[12]News Corp.	49,230	1,133,275
Omnicom Group, Inc.	8,090	405,956
[12]Regal Entertainment Group	770	10,641
Scripps Networks Interactive, Inc.	2,280	122,778
*Sirius XM Radio, Inc.	123,100	265,896
Thomson Reuters Corp.	5,800	164,198
Time Warner Cable, Inc.	10,624	902,296
[12]Time Warner, Inc.	21,096	825,276
Viacom, Inc.	17,620	823,030
[12]Virgin Media, Inc.	10,170	278,455
Walt Disney Co.	43,046	2,115,280
[12]Washington Post Co.	140	47,390

		$13,286,222

Multiline Retail - 0.8%
*Big Lots, Inc.	1,324	53,635
[12]Dillard’s, Inc.	1,400	91,322
*Dollar General Corp.	5,300	270,353
*,12Dollar Tree, Inc.	6,562	330,331
[12]Family Dollar Stores, Inc.	4,056	268,020
12JC Penney Co., Inc.	4,930	110,974
Kohl’s Corp.	3,810	189,433
Macy’s, Inc.	9,280	332,595
[12]Nordstrom, Inc.	5,880	318,343
*,12Sears Holdings Corp.	1,270	62,852
Target Corp.	13,660	828,479

		$2,856,337

Specialty Retail - 2.6%
Aaron’s, Inc.	4,300	126,119
[12]Abercrombie & Fitch Co.	2,400	81,120
[12]Advance Auto Parts, Inc.	2,150	150,823
American Eagle Outfitters, Inc.	6,550	136,371
*,12AutoNation, Inc.	580	22,869
*AutoZone, Inc.	1,160	435,267
*Bed Bath & Beyond, Inc.	6,790	413,850
[12]Best Buy Co., Inc.	4,980	90,088
*,12CarMax Inc	4,300	119,669
[12]Chico’s FAS, Inc.	8,990	137,727
[12]Dick’s Sporting Goods, Inc.	2,300	112,976
Foot Locker, Inc.	4,930	162,789
[12]GameStop Corp.	820	13,136
[12]Gap, Inc.	10,290	303,452
[12]Guess?, Inc.	1,160	34,916
Home Depot, Inc.	46,840	2,444,111
Lowe’s Cos., Inc.	26,100	662,157
Ltd. Brands, Inc.	8,250	392,288
*,12O’Reilly Automotive, Inc.	3,600	308,664
PetSmart, Inc.	3,860	255,185
Ross Stores, Inc.	7,680	510,259
*,12Sally Beauty Holdings, Inc.	4,100	108,322
Signet Jewelers Ltd.	1,420	62,366
[12]Staples, Inc.	13,810	175,939
[12]Tiffany & Co.	4,890	268,608
TJX Cos., Inc.	23,040	1,020,211
Tractor Supply Co.	2,800	254,436
Ulta Salon Cosmetics & Fragrance, Inc.	2,200	186,736
*,12Urban Outfitters, Inc.	4,060	124,033
[12]Williams-Sonoma, Inc.	3,640	126,490

		$9,240,977

Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	8,650	426,705
*,12Fossil, Inc.	1,600	114,704
*,12Hanesbrands, Inc.	3,700	111,074
*Michael Kors Holdings Ltd.	1,500	61,935
12NIKE, Inc.	10,560	985,776
PVH Corp.	1,580	125,499
Ralph Lauren Corp.	1,900	274,246
*,12Under Armour, Inc.	2,200	119,768
VF Corp.	2,550	380,715

		$2,600,422

TOTAL CONSUMER DISCRETIONARY		$45,479,482

CONSUMER STAPLES - 10.9%

Beverages - 2.7%
Beam, Inc.	4,760	299,309
Brown-Forman Corp.	3,398	317,917
Coca-Cola Co.	58,741	4,746,273
Coca-Cola Enterprises, Inc.	8,840	259,189
*,12Constellation Brands, Inc.	4,630	130,612
Dr Pepper Snapple Group, Inc.	4,250	193,715
Molson Coors Brewing Co.	250	10,580
*Monster Beverage Corp.	4,968	330,223
PepsiCo, Inc.	46,899	3,410,964

		$9,698,782

Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	11,860	1,140,695
CVS Caremark Corp.	28,200	1,276,050
Kroger Co.	12,336	273,489
[12]Safeway, Inc.	6,550	101,853
[12]Sysco Corp.	13,490	396,471
Walgreen Co.	17,120	622,483
Wal-Mart Stores, Inc.	49,833	3,709,070
Whole Foods Market, Inc.	5,570	511,215

		$8,031,326

Food Products - 1.6%
[12]Archer-Daniels-Midland Co.	12,440	324,560
Bunge Ltd.	1,370	90,105
[12]Campbell Soup Co.	1,056	34,964
[12]ConAgra Foods, Inc.	9,330	230,358
*DE Master Blenders	18,000	208,606
*Dean Foods Co.	7,860	97,228
Flowers Foods, Inc.	6,225	133,028
General Mills, Inc.	14,384	556,661
*,12Green Mountain Coffee Roasters, Inc.	3,940	71,944
Hershey Co.	4,640	332,874
[12]Hillshire Brands Co.	500	12,805
HJ Heinz Co.	7,380	407,450
[12]Hormel Foods Corp.	3,460	96,569
Ingredion, Inc.	2,270	117,858
12JM Smucker Co.	2,799	214,963
[12]Kellogg Co.	7,140	340,578
Kraft Foods, Inc.	35,287	1,401,247
McCormick & Co., Inc.	5,030	306,226
[12]Mead Johnson Nutrition Co.	6,450	470,592
*Ralcorp Holdings, Inc.	1,250	74,588
*,12Smithfield Foods, Inc.	4,810	88,985
Tyson Foods, Inc.	6,100	91,561

		$5,703,750

Household Products - 1.9%
Church & Dwight Co., Inc.	4,792	276,067
Clorox Co.	2,068	150,364
Colgate-Palmolive Co.	13,688	1,469,544
*Energizer Holdings, Inc.	2,290	178,093
[12]Kimberly-Clark Corp.	11,640	1,011,632
Procter & Gamble Co.	56,706	3,659,805

		$6,745,505

Personal Products - 0.2%
Avon Products, Inc.	10,270	159,082
Estee Lauder Cos., Inc.	7,580	397,040
[12]Herbalife Ltd.	3,960	217,364

		$773,486

Tobacco - 2.2%
Altria Group, Inc.	59,650	2,145,611
[12]Lorillard, Inc.	3,840	493,978
Philip Morris International, Inc.	52,160	4,769,510
Reynolds American, Inc.	10,040	464,551

		$7,873,650

TOTAL CONSUMER STAPLES		$38,826,499

ENERGY - 9.1%

Energy Equipment & Services - 1.8%
*Atwood Oceanics, Inc.	2,650	118,004
[12]Baker Hughes, Inc.	8,700	402,984
*Cameron International Corp.	7,180	360,939

12CARBO Ceramics, Inc.	700	44,926
[12]Diamond Offshore Drilling, Inc.	1,440	94,205
*,12Dresser-Rand Group, Inc.	2,070	96,276
*,12FMC Technologies, Inc.	7,760	350,131
Halliburton Co.	21,630	716,602
[12]Helmerich & Payne, Inc.	3,080	143,220
*McDermott International, Inc.	5,080	59,436
*Nabors Industries Ltd.	7,430	102,831
National Oilwell Varco, Inc.	9,155	661,906
Oceaneering International, Inc.	3,480	179,881
*,12Oil States International, Inc.	1,360	98,872
[12]Patterson-UTI Energy, Inc.	4,330	67,028
*Rowan Cos. PLC	3,240	113,821
12RPC, Inc.	450	6,052
Schlumberger Ltd.	39,884	2,842,134
*SEACOR Holdings, Inc.	660	56,067
*Superior Energy Services, Inc.	2,740	59,376
Tidewater, Inc.	1,660	80,626
*Unit Corp.	220	8,747

		$6,664,064

Oil, Gas & Consumable Fuels - 7.3%
*,12Alpha Natural Resources, Inc.	7,134	50,009
Anadarko Petroleum Corp.	10,850	753,424
Apache Corp.	7,873	678,023
[12]Cabot Oil & Gas Corp.	6,240	263,266
[12]Chesapeake Energy Corp.	12,000	225,840
Chevron Corp.	40,200	4,405,116
[12]Cimarex Energy Co.	550	31,179
*,12Cobalt International Energy, Inc.	3,900	97,890
*Concho Resources, Inc.	3,280	279,620
ConocoPhillips	27,460	1,494,922
12CONSOL Energy, Inc.	3,050	88,389
*Continental Resources, Inc.	1,360	87,026
*Denbury Resources, Inc.	4,415	66,755
Devon Energy Corp.	8,700	514,344
[12]Energen Corp.	830	42,504
EOG Resources, Inc.	8,000	784,080
EQT Corp	3,450	194,580
12EXCO Resources, Inc.	2,470	17,389
Exxon Mobil Corp.	95,583	8,301,384
Hess Corp.	5,690	268,340
HollyFrontier Corp	5,240	195,924
[12]Kinder Morgan, Inc.	15,705	562,396
*Lone Pine Resources, Inc.	2,204	4,893
Marathon Oil Corp.	17,330	458,725
Marathon Petroleum Corp.	7,765	367,285
Murphy Oil Corp.	3,650	195,859
*Newfield Exploration Co.	260	7,938
Noble Energy, Inc.	4,360	381,195
Occidental Petroleum Corp.	16,300	1,418,589
[12]Peabody Energy Corp.	4,370	91,246
[12]Phillips 66	14,730	553,848
Pioneer Natural Resources Co.	3,720	329,704
*Plains Exploration & Production Co.	2,591	103,536
QEP Resources Inc	5,000	150,150
Range Resources Corp.	5,550	347,430
*,12Sandridge Energy, Inc.	15,730	107,279
12SM Energy Co.	1,570	73,931
*,12Southwestern Energy Co.	9,028	300,181
[12]Spectra Energy Corp.	13,700	420,453
Sunoco, Inc.	2,400	115,656
Teekay Corp.	520	15,980
*,12Tesoro Corp.	2,340	64,701
*,12Ultra Petroleum Corp.	600	14,256
Valero Energy Corp.	11,570	318,175
*Whiting Petroleum Corp.	3,500	141,400
[12]Williams Cos., Inc.	18,950	602,421
*WPX Energy, Inc.	5,116	81,600

		$26,068,831

TOTAL ENERGY		$32,732,895

FINANCIALS - 13.0%

Capital Markets - 1.7%
*Affiliated Managers Group, Inc.	1,470	164,037
*,12American Capital Ltd.	11,200	111,552
Ameriprise Financial, Inc.	5,240	271,013
[12]Ares Capital Corp.	7,500	124,725
Bank of New York Mellon Corp.	23,270	495,186
BlackRock, Inc.	3,160	538,022
Charles Schwab Corp.	19,970	252,221

*E*TRADE Financial Corp.	4,900	37,387
[12]Eaton Vance Corp.	4,670	123,895
[12]Federated Investors, Inc.	3,970	79,837
[12]Franklin Resources, Inc.	2,780	319,561
Goldman Sachs Group, Inc.	9,790	987,811
Invesco Ltd.	8,870	196,293
Janus Capital Group, Inc.	6,350	45,910
Jefferies Group, Inc.	3,260	40,880
Lazard Ltd.	3,950	106,058
[12]Legg Mason, Inc.	3,910	95,873
LPL Financial Holdings, Inc.	3,700	103,674
[12]Morgan Stanley	28,396	387,889
Northern Trust Corp.	4,880	221,552
Raymond James Financial, Inc.	2,010	67,576
SEI Investments Co.	1,940	41,089
State Street Corp.	10,020	404,608
12T Rowe Price Group, Inc.	8,280	503,010
12TD Ameritrade Holding Corp.	5,650	89,948
[12]Waddell & Reed Financial, Inc.	2,740	79,707

		$5,889,314

Commercial Banks - 2.3%
Associated Banc-Corp.	5,285	66,010
[12]Bank of Hawaii Corp.	770	35,967
BB&T Corp.	13,790	432,592
12BOK Financial Corp.	320	18,077
[12]CapitalSource, Inc.	4,820	31,571
*CIT Group, Inc.	3,600	131,472
[12]City National Corp.	940	46,323
Comerica, Inc.	3,630	109,662
Commerce Bancshares, Inc.	464	18,272
[12]Cullen/Frost Bankers, Inc.	1,440	79,646
[12]East West Bancorp, Inc.	2,500	54,500
Fifth Third Bancorp	19,900	275,018
First Citizens Bancshares, Inc.	50	8,215
[12]First Horizon National Corp.	6,384	52,540
[12]First Niagara Financial Group, Inc.	10,030	76,027
[12]First Republic Bank	3,200	104,096
[12]Fulton Financial Corp.	7,410	68,098
Huntington Bancshares, Inc.	21,541	133,877
KeyCorp	16,870	134,623
9M&T Bank Corp.	2,210	189,706
PNC Financial Services Group, Inc.	11,360	671,376
*Popular, Inc.	4,200	63,294
Regions Financial Corp.	26,656	185,526
SunTrust Banks, Inc.	10,880	257,312
Synovus Financial Corp.	15,640	29,716
TCF Financial Corp.	4,310	44,522
US Bancorp	40,720	1,364,120
[12]Valley National Bancorp	5,622	52,285
Wells Fargo & Co.	101,505	3,431,884
Zions Bancorporation	5,090	92,638

		$8,258,965

Consumer Finance - 0.8%
[12]American Express Co.	27,160	1,567,404
Capital One Financial Corp.	11,600	655,284
Discover Financial Services	12,480	448,781
SLM Corp.	11,460	183,245

		$2,854,714

Diversified Financial Services - 2.0%
Bank of America Corp.	218,290	1,602,249
12CBOE Holdings, Inc.	500	14,250
[12]Citigroup, Inc.	60,902	1,652,271
CME Group, Inc.	4,800	250,128
*IntercontinentalExchange, Inc.	2,100	275,562
JPMorgan Chase & Co.	77,820	2,801,520
Leucadia National Corp.	5,070	109,918
[12]Moody’s Corp.	7,840	317,755
*,12MSCI, Inc.	2,520	83,538
12NASDAQ Omx Group, Inc.	3,830	86,941
NYSE Euronext	2,720	69,306

		$7,263,438

Insurance - 3.1%
ACE Ltd.	7,700	565,950
Aflac, Inc.	10,350	453,123
*Alleghany Corp.	256	88,527
Allied World Assurance Co. Holdings AG	930	70,150
Allstate Corp.	10,580	362,894
American Financial Group, Inc.	3,800	143,298
*,12American International Group, Inc.	12,750	398,693
American National Insurance Co.	60	4,226
Aon PLC	7,350	361,620
*Arch Capital Group Ltd.	3,540	137,352

[12]Arthur J Gallagher & Co.	3,880	137,662
Aspen Insurance Holdings, Ltd.	190	5,461
[12]Assurant, Inc.	2,530	91,611
Assured Guaranty Ltd.	6,100	73,078
Axis Capital Holdings Ltd.	3,280	107,781
*,12Berkshire Hathaway, Inc.	36,206	3,071,717
Brown & Brown, Inc.	2,170	54,771
Chubb Corp.	6,650	483,388
Cincinnati Financial Corp.	4,606	174,291
CNA Financial Corp.	1,050	27,415
Endurance Specialty Holdings Ltd.	200	6,934
Erie Indemnity Co.	270	19,248
Everest Re Group Ltd.	1,770	180,009
Fidelity National Financial, Inc.	6,220	115,816
*Genworth Financial, Inc.	8,760	44,150
Hartford Financial Services Group, Inc.	7,590	124,856
HCC Insurance Holdings, Inc.	870	26,657
[12]Kemper Corp.	370	12,106
Lincoln National Corp.	6,070	121,704
Loews Corp.	5,290	209,431
*,12Markel Corp.	180	77,771
Marsh & McLennan Cos., Inc.	14,040	466,268
*,12 MBIA, Inc.	1,650	15,758
Mercury General Corp.	370	13,401
MetLife, Inc.	18,001	553,891
Old Republic International Corp.	6,600	53,196
PartnerRe Ltd.	870	63,023
Principal Financial Group, Inc.	4,690	120,017
[12]Progressive Corp.	10,280	202,927
Protective Life Corp.	1,130	31,538
Prudential Financial, Inc.	8,630	416,656
Reinsurance Group of America, Inc.	1,690	94,082
RenaissanceRe Holdings Ltd.	1,320	97,667
[12]StanCorp Financial Group, Inc.	2,140	63,686
Torchmark Corp.	2,730	135,817
Travelers Cos., Inc.	9,180	575,127
Unum Group	7,510	141,864
Validus Holdings Ltd.	3,370	109,626
White Mountains Insurance Group Ltd.	160	81,694
WR Berkley Corp.	3,580	131,135
XL Group PLC	6,420	132,573

		$11,251,636

Real Estate Investment Trusts - 2.9%
Alexandria Real Estate Equities, Inc.	440	32,331
[12]American Capital Agency Corp.	5,900	207,326
American Tower Corp.	12,110	875,674
Annaly Capital Management, Inc.	18,250	318,098
Apartment Investment & Management Co.	3,970	108,897
AvalonBay Communities, Inc.	2,622	385,670
Boston Properties, Inc.	4,150	460,235
Brandywine Realty Trust	1,130	13,424
BRE Properties, Inc.	1,100	57,948
[12]Camden Property Trust	1,970	140,481
Chimera Investment Corp.	6,800	14,688
CommonWealth REIT	3,742	68,254
[12]Corporate Office Properties Trust	1,820	40,513
12DDR Corp.	2,800	42,112
[12]Digital Realty Trust, Inc.	4,660	363,806
[12]Douglas Emmett, Inc.	4,410	103,679
Duke Realty Corp.	6,310	91,243
Equity Residential	7,350	465,329
[12]Essex Property Trust, Inc.	1,050	165,228
Federal Realty Investment Trust	1,170	127,132
General Growth Properties, Inc.	16,243	294,323
12HCP, Inc.	8,070	380,985
Health Care REIT, Inc.	4,220	262,611
Hospitality Properties Trust	150	3,641
[12]Host Hotels & Resorts, Inc.	12,540	184,087
Kimco Realty Corp.	6,880	134,091
Liberty Property Trust	1,340	48,629
Macerich Co.	2,510	146,609
Mack-Cali Realty Corp.	2,630	70,458
Piedmont Office Realty Trust, Inc.	3,300	56,298
[12]Plum Creek Timber Co., Inc.	3,210	130,294
Prologis, Inc.	9,810	317,157
Public Storage	4,560	679,212
[12]Rayonier, Inc.	3,915	186,706
[12]Realty Income Corp.	3,910	161,092
Regency Centers Corp.	2,060	98,571
Senior Housing Properties Trust	3,140	71,435
Simon Property Group, Inc.	8,433	1,353,412
SL Green Realty Corp.	1,990	156,713
Taubman Centers, Inc.	1,850	143,412
UDR, Inc.	3,980	105,908
Ventas, Inc.	6,866	461,739
Vornado Realty Trust	3,973	331,746
Weingarten Realty Investors	3,560	95,693
[12]Weyerhaeuser Co.	14,010	327,134

		$10,284,024

Real Estate Management & Development - 0.1%
*Alexander & Baldwin, Inc.	260	8,330
*CBRE Group, Inc.	8,910	138,818
*,12Forest City Enterprises, Inc.	3,200	45,152
*Howard Hughes Corp.	658	40,553
[12]Jones Lang LaSalle, Inc.	1,270	84,696
*,12St Joe Co.	2,820	47,743

		$365,292

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	16,032	101,803
[12]New York Community Bancorp, Inc.	9,640	125,127
People’s United Financial, Inc.	7,600	87,096
*TFS Financial Corp.	250	2,353
Washington Federal, Inc.	4,670	74,393

		$390,772

TOTAL FINANCIALS		$46,558,155

HEALTH CARE - 11.8%

Biotechnology - 1.9%
*Alexion Pharmaceuticals, Inc.	5,540	580,869
[12]Amgen, Inc.	23,684	1,956,298
*Amylin Pharmaceuticals, Inc.	4,380	134,860
*,12Biogen Idec, Inc.	7,200	1,049,976
*,12BioMarin Pharmaceutical, Inc.	4,800	188,592
*Celgene Corp.	14,083	964,122
*Gilead Sciences, Inc.	24,027	1,305,387
*,12Myriad Genetics, Inc.	2,310	57,404
*,12Regeneron Pharmaceuticals, Inc.	2,400	323,160
*United Therapeutics Corp.	1,340	73,405
*,12Vertex Pharmaceuticals, Inc.	6,183	299,937

		$6,934,010

Health Care Equipment & Supplies - 1.9%
*,12Alere, Inc.	2,650	50,006
[12]Baxter International, Inc.	16,150	944,937
[12]Becton Dickinson & Co.	6,160	466,374
*,12Boston Scientific Corp.	21,000	108,570
*CareFusion Corp.	4,900	119,609
Cooper Cos., Inc.	2,050	154,283
Covidien PLC	11,900	664,972
CR Bard, Inc.	3,380	328,739
12DENTSPLY International, Inc.	3,670	133,368
*Edwards Lifesciences Corp.	3,286	332,543
*Gen-Probe, Inc.	1,610	133,131
Hill-Rom Holdings, Inc.	2,260	59,099
*Hologic, Inc.	8,040	148,901
*,12IDEXX Laboratories, Inc.	1,790	157,824
*,12Intuitive Surgical, Inc.	1,300	625,950
Medtronic, Inc.	21,260	838,069
*ResMed, Inc.	4,620	145,807
St Jude Medical, Inc.	7,370	275,343
[12]Stryker Corp.	9,400	489,082
Teleflex, Inc.	1,160	73,938
*Thoratec Corp.	2,100	72,051
*,12Varian Medical Systems, Inc.	2,750	150,095
[12]Zimmer Holdings, Inc.	3,010	177,379

		$6,650,070

Health Care Providers & Services - 2.2%
Aetna, Inc.	9,220	332,473
*,12AMERIGROUP Corp.	1,900	170,772
AmerisourceBergen Corp.	10,570	419,629
*,12Brookdale Senior Living, Inc.	470	7,736
Cardinal Health, Inc.	11,200	482,608
*Catamaran Corp.	3,156	266,714
[12]Cigna Corp.	7,890	317,809
*Community Health Systems, Inc.	290	7,137
Coventry Health Care, Inc.	3,890	129,654
*DaVita, Inc.	3,294	324,195
*Express Scripts Holding Co.	23,962	1,388,358
HCA Holdings, Inc.	5,500	145,640
*Health Management Associates, Inc.	3,700	24,346
*Health Net, Inc.	1,220	26,864
*Henry Schein, Inc.	3,760	281,286
[12]Humana, Inc.	3,970	244,552
*,12Laboratory Corp. of America Holdings	3,110	261,520
*,12LifePoint Hospitals, Inc.	2,330	88,820
Lincare Holdings, Inc.	3,870	160,218
McKesson Corp.	8,300	753,059
*,12MEDNAX, Inc.	1,370	90,598
Omnicare, Inc.	1,959	61,532
[12]Patterson Cos., Inc.	970	33,077
[12]Quest Diagnostics, Inc.	2,850	166,526
*Tenet Healthcare Corp.	9,700	44,814
UnitedHealth Group, Inc.	22,220	1,135,220
Universal Health Services, Inc.	680	26,574
*VCA Antech, Inc.	70	1,274
WellPoint, Inc.	7,110	378,892

		$7,771,897

Health Care Technology - 0.1%
*Allscripts Healthcare Solutions, Inc.	4,700	43,240
*Cerner Corp.	4,820	356,294

		$399,534

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	9,890	378,688
*,12Bio-Rad Laboratories Inc	890	85,627
*Charles River Laboratories International, Inc.	1,920	65,338
*,12Covance, Inc.	240	11,266
*Illumina, Inc.	4,300	178,321
*,12Life Technologies Corp.	3,031	133,000
*,12Mettler-Toledo International, Inc.	920	142,416
PerkinElmer, Inc.	3,470	88,659
*,12QIAGEN NV	5,600	98,616
[12]Techne Corp.	1,731	119,577
Thermo Fisher Scientific, Inc.	7,420	413,071
*Waters Corp.	2,810	217,719

		$1,932,298

Pharmaceuticals - 5.2%
[12]Abbott Laboratories	46,009	3,050,857
Allergan, Inc.	9,240	758,327
[12]Bristol-Myers Squibb Co.	49,000	1,744,400
Eli Lilly & Co.	24,090	1,060,683
*Endo Pharmaceuticals Holdings, Inc.	3,410	101,379
*Forest Laboratories, Inc.	5,230	175,466
*,12Hospira, Inc.	4,270	148,383
Johnson & Johnson	59,420	4,113,052
Merck & Co., Inc.	62,546	2,762,657
*Mylan, Inc.	12,130	279,354
[12]Perrigo Co.	2,960	337,499
Pfizer, Inc.	154,907	3,723,964
*Valeant Pharmaceuticals International, Inc.	2	95
*Warner Chilcott PLC	7,500	127,500
*,12Watson Pharmaceuticals, Inc.	3,920	305,094

		$18,688,710

TOTAL HEALTH CARE		$42,376,519

INDUSTRIALS - 10.8%

Aerospace & Defense - 2.4%
Alliant Techsystems, Inc.	1,020	47,246
*BE Aerospace, Inc.	2,900	113,767
Boeing Co.	21,890	1,617,890
*Engility Holdings, Inc.	285	4,161
Exelis, Inc.	5,070	47,658
General Dynamics Corp.	5,810	368,586
Honeywell International, Inc.	25,470	1,478,534
*,12Huntington Ingalls Industries, Inc.	1,645	64,139
L-3 Communications Holdings, Inc.	1,710	121,222
[12]Lockheed Martin Corp.	7,750	691,842
[12]Northrop Grumman Corp.	5,470	362,114
Precision Castparts Corp.	4,990	776,244
Raytheon Co.	7,620	422,758
[12]Rockwell Collins, Inc.	2,870	145,136
*,12Spirit Aerosystems Holdings, Inc.	1,940	45,590
[12]Textron, Inc.	6,370	165,938
*TransDigm Group, Inc.	1,290	159,134
United Technologies Corp.	28,060	2,088,786

		$8,720,745

Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	5,284	279,259
Expeditors International of Washington, Inc.	4,880	173,582
FedEx Corp.	6,560	592,368
United Parcel Service, Inc.	23,350	1,765,493
UTi Worldwide Inc	800	10,600

		$2,821,302

Airlines - 0.2%
Copa Holdings SA	720	55,822
*Delta Air Lines, Inc.	20,020	193,193
[12]Southwest Airlines Co.	20,930	192,347
*,12United Continental Holdings, Inc.	9,933	187,634

		$628,996

Building Products - 0.1%
Armstrong World Industries, Inc.	40	1,546
*Fortune Brands Home & Security, Inc.	4,760	105,291
Lennox International, Inc.	1,490	65,068
[12]Masco Corp.	9,130	109,834
*Owens Corning	3,190	85,683

		$367,422

Commercial Services & Supplies - 0.4%
*ACCO Brands Corp.	1,543	13,069
Avery Dennison Corp.	2,710	83,441
[12]Cintas Corp.	3,520	139,498
*,12Copart, Inc.	1,880	44,669
Corrections Corp. of America	3,600	111,888
[12]Iron Mountain, Inc.	3,680	118,533
*KAR Auction Services, Inc.	100	1,601

[12]Pitney Bowes, Inc.	2,430	32,465
Republic Services, Inc.	4,640	134,235
12RR Donnelley & Sons Co.	770	9,332
*,12Stericycle, Inc.	2,852	264,808
Waste Connections, Inc.	5,175	159,235
[12]Waste Management, Inc.	8,940	307,536

		$1,420,310

Construction & Engineering - 0.2%
*AECOM Technology Corp.	1,800	29,178
Chicago Bridge & Iron Co. NV	1,600	57,184
Fluor Corp.	5,270	261,287
*,12Jacobs Engineering Group, Inc.	1,550	59,783
KBR, Inc.	1,670	43,821
*Quanta Services, Inc.	5,010	115,180
*Shaw Group, Inc.	2,340	91,143
12URS Corp.	2,220	77,855

		$735,431

Electrical Equipment - 0.7%
AMETEK, Inc.	6,780	210,180
*Babcock & Wilcox Co.	2,940	73,794
Cooper Industries PLC	5,200	373,776
[12]Emerson Electric Co.	20,790	993,138
*General Cable Corp.	960	25,085
*,12GrafTech International Ltd.	5,400	56,430
Hubbell, Inc.	1,590	130,825
*,12Polypore International, Inc.	1,700	63,172
Regal-Beloit Corp.	600	38,622
[12]Rockwell Automation, Inc.	3,820	257,315
Roper Industries, Inc.	3,210	319,234

		$2,541,571

Industrial Conglomerates - 2.2%
3M Co.	19,810	1,807,266
Carlisle Cos., Inc.	1,890	95,426
Danaher Corp.	15,480	817,499
General Electric Co.	218,120	4,525,990
Tyco International Ltd.	9,600	527,424

		$7,773,605

Machinery - 2.2%
*AGCO Corp.	2,760	120,998
[12]Caterpillar, Inc.	19,800	1,667,358
*CNH Global NV	2,000	76,240
Crane Co.	50	1,950
Cummins, Inc.	5,420	519,778
Deere & Co.	11,750	902,635
[12]Donaldson Co., Inc.	4,860	165,872
Dover Corp.	3,860	210,254
[12]Eaton Corp.	5,900	258,656
Flowserve Corp.	1,140	136,777
[12]Gardner Denver, Inc.	1,030	58,689
[12]Graco, Inc.	2,140	98,183
Harsco Corp.	1,810	38,463
12IDEX Corp.	2,120	80,878
[12]Illinois Tool Works, Inc.	12,900	700,986
Ingersoll-Rand PLC	8,500	360,485
12ITT Corp.	2,535	47,506
[12]Joy Global, Inc.	3,280	170,363
Kennametal, Inc.	2,650	97,785
[12]Lincoln Electric Holdings, Inc.	2,600	103,688
Manitowoc Co., Inc.	3,910	46,920
*,12Navistar International Corp.	1,680	41,328
[12]Nordson Corp.	2,000	102,520
*,12Oshkosh Corp.	2,890	65,083
12PACCAR, Inc.	7,890	315,679
[12]Pall Corp.	3,170	169,310
[12]Parker Hannifin Corp.	4,500	361,440
[12]Pentair, Inc.	2,320	101,686
Snap-On, Inc.	1,780	120,648
SPX Corp.	1,230	74,686
Stanley Black & Decker, Inc.	3,320	222,075
*Terex Corp.	2,030	39,585
Timken Co.	2,400	86,880
Toro Co.	3,140	118,064
Trinity Industries, Inc.	1,080	30,240
[12]Valmont Industries, Inc.	1,060	131,313
*,12WABCO Holdings, Inc.	2,050	112,586
Wabtec Corp.	910	72,054

[12]Xylem, Inc.	1,270	30,455

		$8,060,096

Marine - 0.0%**
*Kirby Corp.	1,500	79,155
[12]Matson, Inc.	260	6,386

		$85,541

Professional Services Industry - 0.3%
[12]Dun & Bradstreet Corp.	1,830	146,748
Equifax, Inc.	4,060	190,170
*,12IHS, Inc.	2,140	235,978
Manpower, Inc.	1,860	66,179
*Nielsen Holdings NV	2,100	59,850
Robert Half International, Inc.	4,810	129,918
Towers Watson & Co.	800	46,904
*Verisk Analytics, Inc.	4,000	201,000

		$1,076,747

Road & Rail - 1.0%
[12]Con-way, Inc.	1,840	65,541
CSX Corp.	31,200	715,728
*Hertz Global Holdings, Inc.	8,050	90,643
12JB Hunt Transport Services, Inc.	2,980	163,960
[12]Kansas City Southern	2,800	203,840
Landstar System, Inc.	1,590	78,562
Norfolk Southern Corp.	5,160	382,098
Ryder System, Inc.	1,640	64,682
Union Pacific Corp.	14,260	1,748,419

		$3,513,473

Trading Companies & Distributors - 0.3%
[12]Fastenal Co.	9,660	416,539
GATX Corp.	290	12,200
MSC Industrial Direct Co., Inc.	1,390	95,535
*,12United Rentals, Inc.	2,600	75,166
*,12WESCO International, Inc.	380	21,170
12WW Grainger, Inc.	1,510	309,293

		$929,903

TOTAL INDUSTRIALS		$38,675,142

INFORMATION TECHNOLOGY - 21.4%

Communications Equipment - 1.6%
*,12Acme Packet, Inc.	1,600	25,360
*Brocade Communications Systems, Inc.	8,790	43,686
Cisco Systems, Inc.	106,620	1,700,589
*EchoStar Corp.	270	7,776
*,12F5 Networks, Inc.	1,910	178,356
Harris Corp.	1,540	64,141
*,12JDS Uniphase Corp.	5,850	57,564
*,12Juniper Networks, Inc.	9,240	161,977
[12]Motorola Solutions, Inc.	7,790	376,569
*,12Polycom, Inc.	3,200	27,968
QUALCOMM, Inc.	51,500	3,073,520
*,12Riverbed Technology, Inc.	4,200	74,088

		$5,791,594

Computers & Peripherals - 5.9%
*Apple, Inc.	28,640	17,492,166
*,12Dell, Inc.	28,450	337,986
Diebold, Inc.	3,073	99,412
*EMC Corp.	64,770	1,697,622
Hewlett-Packard Co.	37,290	680,170
[12]Lexmark International, Inc.	2,230	39,003
*,12NCR Corp.	5,320	124,062
*,12NetApp, Inc.	8,443	275,833
*,12SanDisk Corp.	3,850	158,350
*Western Digital Corp.	4,680	186,124

		$21,090,728

Electronic Equipment, Instruments & Components Industry - 0.5%
[12]Amphenol Corp.	5,350	315,008
*Arrow Electronics, Inc.	3,540	119,475
*Avnet, Inc.	4,960	156,240
AVX Corp.	200	1,948
Corning, Inc.	33,140	378,127
*,12Dolby Laboratories, Inc.	1,350	47,587
12FLIR Systems, Inc.	3,390	69,326
*Ingram Micro, Inc.	4,200	62,958
*,12IPG Photonics Corp.	100	5,183
*,12Itron, Inc.	70	2,728
[12]Jabil Circuit, Inc.	5,240	113,708

[12]Molex, Inc.	3,650	91,688
[12]National Instruments Corp.	2,880	74,419
*Tech Data Corp.	1,700	85,170
*,12Trimble Navigation Ltd.	3,850	170,401
*Vishay Intertechnology, Inc.	2,370	23,392

		$1,717,358

Internet Software & Services - 2.3%
*Akamai Technologies, Inc.	4,850	170,623
*,12AOL, Inc.	131	4,174
*eBay, Inc.	35,120	1,555,816
*Equinix, Inc.	1,790	318,942
*,12Facebook, Inc.	6,000	130,260
*Google, Inc.	7,985	5,054,265
12IAC/InterActiveCorp	1,130	59,449
*,12Linkedin Corp.	2,000	205,300
*,12Rackspace Hosting, Inc.	2,800	122,864
*,12VeriSign, Inc.	3,950	175,459
*Yahoo!, Inc.	26,970	427,205

		$8,224,357

IT Services - 4.3%
Accenture PLC	21,100	1,272,330
*,12Alliance Data Systems Corp.	2,090	271,700
*Amdocs Ltd.	2,720	80,920
[12]Automatic Data Processing, Inc.	14,230	804,707
Broadridge Financial Solutions, Inc.	3,630	76,847
*Cognizant Technology Solutions Corp.	8,870	503,550
Computer Sciences Corp.	3,600	88,632
*CoreLogic, Inc.	180	4,140
DST Systems, Inc.	170	9,163
Fidelity National Information Services, Inc.	4,143	130,256
*Fiserv, Inc.	5,430	380,806
*,12FleetCor Technologies, Inc.	600	22,152
*,12Gartner, Inc.	1,700	75,463
*Genpact Ltd.	400	6,968
Global Payments, Inc.	3,250	139,165
[12]International Business Machines Corp.	34,000	6,663,320
[12]Lender Processing Services, Inc.	170	4,194
[12]Mastercard, Inc.	3,180	1,388,293
*,12NeuStar, Inc.	3,350	118,623
[12]Paychex, Inc.	9,570	312,843
Saic, Inc.	8,800	101,816
*Teradata Corp.	5,770	390,167
Total System Services, Inc.	4,520	106,898
*,12VeriFone Systems, Inc.	2,600	94,354
Visa, Inc.	15,930	2,056,085
[12]Western Union Co.	13,490	235,131

		$15,338,523

Office Electronics - 0.1%
[12]Xerox Corp.	29,060	201,386
*,12Zebra Technologies Corp.	350	12,089

		$213,475

Semiconductors & Semiconductor Equipment - 2.4%
*Advanced Micro Devices, Inc.	12,850	52,171
Altera Corp.	10,530	373,288
[12]Analog Devices, Inc.	8,820	344,686
Applied Materials, Inc.	22,180	241,540
*Atmel Corp.	11,220	65,749
Avago Technologies Ltd.	7,600	281,200

*,12Broadcom Corp.	14,930	505,828
*,12Cree, Inc.	3,430	82,148
*,12Cypress Semiconductor Corp.	5,630	60,185
*,12Fairchild Semiconductor International, Inc.	1,810	25,087
[12]Intel Corp.	140,570	3,612,649
KLA-Tencor Corp.	5,150	262,186
*,12Lam Research Corp.	5,980	205,772
Linear Technology Corp.	6,470	208,657
*LSI Corp.	7,300	50,370
Marvell Technology Group Ltd.	11,030	124,198
Maxim Integrated Products, Inc.	11,920	324,582
[12]Microchip Technology, Inc.	7,240	241,671
*,12Micron Technology, Inc.	15,670	97,311
*,12NVIDIA Corp.	12,180	164,917
*ON Semiconductor Corp.	10,170	70,580
*PMC - Sierra, Inc.	7,550	40,166
*,12Silicon Laboratories, Inc.	1,380	50,991
*Skyworks Solutions, Inc.	4,800	138,864
*Teradyne, Inc.	3,450	50,749
[12]Texas Instruments, Inc.	29,750	810,390
[12]Xilinx, Inc.	8,200	265,680

		$8,751,615

Software - 4.3%
[12]Activision Blizzard, Inc.	8,770	105,503
*Adobe Systems, Inc.	14,080	434,790
*,12ANSYS, Inc.	2,280	136,709
*Ariba, Inc.	2,500	111,075
*Autodesk, Inc.	8,230	279,162
*BMC Software, Inc.	5,650	223,740
12CA, Inc.	7,980	192,079
*,12Cadence Design Systems, Inc.	12,310	150,428
*Citrix Systems, Inc.	6,130	445,528
*,12Compuware Corp.	1,080	9,947
*Electronic Arts, Inc.	9,460	104,249
[12]FactSet Research Systems, Inc.	1,540	143,158
*Fortinet, Inc.	4,000	96,040
*Informatica Corp.	3,500	103,285
Intuit, Inc.	10,240	594,125
*MICROS Systems, Inc.	3,020	144,175
Microsoft Corp.	229,940	6,776,332
*Nuance Communications, Inc.	7,200	146,520
Oracle Corp.	116,500	3,518,300
*,12Red Hat, Inc.	6,330	339,668
*,12Rovi Corp.	1,650	22,077
*,12Salesforce.Com, Inc.	4,220	524,799
[12]Solera Holdings, Inc.	3,000	117,150
*Symantec Corp.	16,620	261,765
*,12Synopsys, Inc.	5,700	172,653
*TIBCO Software, Inc.	4,300	120,787
*,12Vmware, Inc.	2,310	209,656

		$15,483,700

TOTAL INFORMATION TECHNOLOGY		$76,611,350

MATERIALS - 4.0%

Chemicals - 2.7%
[12]Air Products & Chemicals, Inc.	4,370	351,479
Airgas, Inc.	1,960	155,467
Albemarle Corp.	3,080	179,318
[12]Ashland, Inc.	1,940	136,557
Cabot Corp.	2,560	99,840
[12]Celanese Corp.	5,570	212,384
CF Industries Holdings, Inc.	1,623	317,718
[12]Cytec Industries, Inc.	980	60,329
Dow Chemical Co.	23,150	666,257
[12]Eastman Chemical Co.	6,088	318,281
Ecolab, Inc.	9,277	607,180
12EI du Pont de Nemours & Co.	29,630	1,472,611
12FMC Corp.	3,660	200,202
[12]Huntsman Corp.	7,270	91,966
[12]International Flavors & Fragrances, Inc.	1,600	89,184
*Intrepid Potash, Inc.	100	2,334
Lyondellbasell Industries NV	6,300	280,539
Monsanto Co.	16,750	1,434,135
Mosaic Co.	5,550	322,510
PPG Industries, Inc.	5,620	615,165
Praxair, Inc.	9,150	949,404
[12]Rockwood Holdings, Inc.	2,000	88,440
RPM International, Inc.	3,760	99,640
[12]Scotts Miracle-Gro Co.	1,470	58,653
[12]Sherwin-Williams Co.	2,858	383,972
[12]Sigma-Aldrich Corp.	3,490	241,508
[12]Valspar Corp.	1,520	76,304
*WR Grace & Co.	2,500	140,100

		$9,651,477

Construction Materials - 0.1%
[12]Martin Marietta Materials, Inc.	1,500	112,710
Vulcan Materials Co.	3,300	127,842

		$240,552

Containers & Packaging - 0.3%
[12]Aptargroup, Inc.	580	29,006
Ball Corp.	7,000	290,920
Bemis Co., Inc.	2,840	87,330
*Crown Holdings, Inc.	4,340	155,806
[12]Greif, Inc.	270	11,680
*Owens-Illinois, Inc.	3,380	62,361
[12]Packaging Corp. of America	2,850	87,751
[12]Rock-Tenn Co.	2,000	116,440
Sealed Air Corp.	3,900	63,180
[12]Silgan Holdings, Inc.	1,900	78,299
Sonoco Products Co.	510	15,458

		$998,231

Metals & Mining - 0.7%
[12]Alcoa, Inc.	22,900	193,963
[12]Allegheny Technologies, Inc.	2,650	79,579
*Allied Nevada Gold Corp.	4,200	108,570
[12]Carpenter Technology Corp.	3,080	147,409
[12]Cliffs Natural Resources, Inc.	2,440	99,772
Commercial Metals Co.	870	11,214
[12]Compass Minerals International, Inc.	900	65,106
Freeport-McMoRan Copper & Gold, Inc.	19,260	648,484
*,12Molycorp, Inc.	1,900	33,098
Newmont Mining Corp.	9,670	430,025
[12]Nucor Corp.	6,450	252,840
[12]Reliance Steel & Aluminum Co.	2,150	110,682
Royal Gold, Inc.	2,400	181,632
[12]Southern Copper Corp.	2,170	70,048
[12]Steel Dynamics, Inc.	5,700	73,473
[12]Titanium Metals Corp.	3,351	39,073
[12]United States Steel Corp.	3,420	70,623
Walter Industries, Inc.	1,950	66,885

		$2,682,476

Paper & Forest Products - 0.2%
Domtar Corp.	1,800	132,948
[12]International Paper Co.	10,540	345,817
[12]MeadWestvaco Corp.	4,680	132,912

		$611,677

TOTAL MATERIALS		$14,184,413
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.6%
12AT&T, Inc.	120,757	4,579,105
Centurylink, Inc.	12,119	503,423
[12]Frontier Communications Corp.	21,600	84,672
*,12Level 3 Communications, Inc.	2,028	39,080
*tw telecom, inc.	4,100	103,033
Verizon Communications, Inc.	85,720	3,869,401
[12]Windstream Corp.	17,200	171,312

		$9,350,026

Wireless Telecommunication Services - 0.3%
*Clearwire Corp.	8,700	9,918
*Crown Castle International Corp.	8,640	534,643
*MetroPCS Communications, Inc.	4,930	43,187
*NII Holdings, Inc.	5,590	37,732

*SBA Communications Corp.	3,210	189,583
*Sprint Nextel Corp.	50,940	222,098
Telephone & Data Systems, Inc.	2,424	58,734
*,12United States Cellular Corp.	90	3,701

		$1,099,596

TOTAL TELECOMMUNICATION SERVICES		$10,449,622

UTILITIES - 3.2%

Electric Utilities - 1.7%
American Electric Power Co., Inc.	10,690	451,546
[12]Duke Energy Corp.	14,995	1,016,361
Edison International	8,620	398,072
Entergy Corp.	3,070	223,097
Exelon Corp.	14,899	582,849
FirstEnergy Corp.	10,326	518,572
Great Plains Energy, Inc.	1,020	22,624
Hawaiian Electric Industries, Inc.	2,710	77,208
12ITC Holdings Corp.	1,320	97,931
[12]NextEra Energy Inc	9,540	676,386
Northeast Utilities	5,713	227,834
12NV Energy, Inc.	5,880	107,545
[12]Pepco Holdings, Inc.	7,250	144,710
Pinnacle West Capital Corp.	3,200	171,328
PPL Corp.	8,300	239,870
[12]Southern Co.	18,981	913,935
[12]Westar Energy, Inc.	2,960	90,458

		$5,960,326

Gas Utilities - 0.1%
12AGL Resources, Inc.	520	21,060
[12]Atmos Energy Corp.	2,610	93,568
National Fuel Gas Co.	10	489
ONEOK, Inc.	5,160	229,672
Questar Corp.	6,500	132,275
12UGI Corp.	1,890	57,928

		$534,992

Independent Power Producers & Energy Traders - 0.1%
*AES Corp.	9,410	113,485
*Calpine Corp.	8,450	144,410
12NRG Energy, Inc.	1,900	37,658

		$295,553

Multi-Utilities - 1.2%
[12]Alliant Energy Corp.	2,000	93,420
Ameren Corp.	6,450	220,655
CenterPoint Energy, Inc.	5,060	106,564
CMS Energy Corp.	7,770	191,608
Consolidated Edison, Inc.	7,340	473,430
Dominion Resources, Inc.	12,270	666,384
DTE Energy Co.	3,900	239,343
[12]Integrys Energy Group, Inc.	1,760	106,550
12MDU Resources Group, Inc.	4,280	95,829
NiSource, Inc.	5,400	138,186
12OGE Energy Corp.	3,110	165,172
PG&E Corp.	8,620	397,899
[12]Public Service Enterprise Group, Inc.	6,200	206,088
SCANA Corp.	740	36,386
[12]Sempra Energy	5,350	376,693
TECO Energy, Inc.	5,130	93,315
Vectren Corp.	1,680	50,148
Wisconsin Energy Corp.	7,340	299,032
Xcel Energy, Inc.	11,770	344,861

		$4,301,563

Water Utilities - 0.1%
American Water Works Co., Inc.	4,390	159,137
Aqua America, Inc.	1,500	38,460

		$197,597

TOTAL UTILITIES		$11,290,031

TOTAL COMMON STOCKS (COST $270,470,941)		$357,184,108
PREFERRED STOCK - 0.0%**

CONSUMER DISCRETIONARY - 0.0%**

Specialty Retail - 0.0%**
*Orchard Supply Hardware Stores Corp.	57	91

TOTAL PREFERRED STOCK (COST $132)		$91
RIGHTS - 0.0%**
*Celgene Corp.	89	188
*Fresenius Kabi Pharmaceuticals Holding, Inc.	132	0
*Sanofi Avanetis SA CVR	8,520	12,269

TOTAL RIGHTS (COST $20,874)		$12,457
WARRANTS - 0.0%**
*American International Group, Inc. CW21	2,055	22,646
*Kinder Morgan, Inc.	16,345	48,218

TOTAL WARRANTS (COST $48,689)		$70,864

TOTAL INVESTMENTS IN SECURITIES - 99.8% (COST $270,540,636)		$357,267,520

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 20.8%
REPURCHASE AGREEMENTS - 20.8%
Citigroup Global Markets, Inc., 0.18%, dated 7/31/12, due 8/01/12, repurchase price $17,649,490, collateralized by U.S. Government Securities 2.27% to 6.00%, maturing 10/01/20 to 8/01/42; total market value of $18,002,392.	$17,649,402	17,649,402
Deutsche Bank Securities, Inc., 0.19%, dated 7/31/12, due 8/01/12, repurchase price $3,715,681, collateralized by U.S. Government Securities 3.50% to 5.50%, maturing 1/01/26 to 7/01/42; total market value of $3,789,974.	3,715,661	3,715,661
HSBC Securities, Inc., 0.17%, dated 7/31/12, due 8/01/12, repurchase price $17,649,485, collateralized by U.S. Government Securities 0.00% to 9.38%, maturing 9/15/12 to 7/15/36; total market value of $18,002,513.	17,649,402	17,649,402
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.18%, dated 7/31/12, due 8/01/12, repurchase price $17,649,490, collateralized by U.S. Government Securities 3.50% to 5.50%, maturing 4/01/27 to 7/01/42; total market value of $18,002,393.	17,649,402	17,649,402
Mizuho Securities, Inc., 0.21%, dated 7/31/12, due 8/01/12, repurchase price $17,649,505, collateralized by U.S. Government Securities 1.35% to 11.00%, maturing 10/01/14 to 10/01/47; total market value of $18,002,393.	17,649,402	17,649,402

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $74,313,269)		$74,313,269

TOTAL INVESTMENTS - 120.6% (COST $344,853,905)		$431,580,789
COLLATERAL FOR SECURITIES ON LOAN - (20.8%)		(74,313,269)
OTHER ASSETS LESS LIABILITIES - 0.2%		622,755

TOTAL NET ASSETS - 100.0%		$357,890,275

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/(depreciation) of investments was $86,726,884. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $93,928,320 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,201,436.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$356,975,502	$208,606	$—	$357,184,108
Preferred Stock	91	—	—	91
Rights	12,457	—	—	12,457
Warrants	70,864	—	—	70,864
Repurchase Agreements	—	74,313,269	—	74,313,269

Total	$357,058,914	$74,521,875	$—	$431,580,789

Wilmington Large-Cap Value Fund

PORTFOLIO OF INVESTMENTS

July 31, 2012 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS - 97.2%

CONSUMER DISCRETIONARY - 9.4%

Automobiles - 2.2%
*General Motors Co.	141,900	$2,796,849

Media - 5.9%
Time Warner, Inc.	87,700	3,430,824
Viacom, Inc.	89,100	4,161,861

		$7,592,685

Specialty Retail - 1.3%
Best Buy Co., Inc.	96,700	1,749,303

TOTAL CONSUMER DISCRETIONARY		$12,138,837

CONSUMER STAPLES - 4.1%

Food & Staples Retailing - 2.4%
CVS Caremark Corp.	69,200	3,131,300

Tobacco - 1.7%
Philip Morris International, Inc.	24,000	2,194,560

TOTAL CONSUMER STAPLES		$5,325,860

ENERGY - 15.9%

Energy Equipment & Services - 1.9%
Halliburton Co.	75,600	2,504,628

Oil, Gas & Consumable Fuels - 14.0%
Apache Corp.	58,050	4,999,266
Canadian Natural Resources Ltd.	139,000	3,787,750
Noble Energy, Inc.	30,400	2,657,872
Occidental Petroleum Corp.	19,800	1,723,194
Talisman Energy, Inc.	398,800	4,933,156

		$18,101,238

TOTAL ENERGY		$20,605,866

FINANCIALS - 26.7%

Capital Markets - 2.1%
Goldman Sachs Group, Inc.	26,700	2,694,030

Commercial Banks - 3.2%
Wells Fargo & Co.	121,700	4,114,677

Consumer Finance - 0.4%
Capital One Financial Corp.	9,500	536,655

Diversified Financial Services - 5.0%
Citigroup, Inc.	139,830	3,793,588
JPMorgan Chase & Co.	72,300	2,602,800

		$6,396,388

Insurance - 16.0%
*American International Group, Inc.	80,300	2,510,981
Aon PLC	56,800	2,794,560
Hartford Financial Services Group, Inc.	227,900	3,748,955
Lincoln National Corp.	52,600	1,054,630
Loews Corp.	80,846	3,200,693
MetLife, Inc.	131,000	4,030,870
Unum Group	181,000	3,419,090

		$20,759,779

TOTAL FINANCIALS		$34,501,529

HEALTH CARE - 13.0%

Pharmaceuticals - 13.0%
Merck & Co., Inc.	54,300	2,398,431
Pfizer, Inc.	247,400	5,947,496
Sanofi-Aventis SA ADR	131,600	5,348,224
Teva Pharmaceutical Industries Ltd. ADR	77,600	3,173,064

		$16,867,215

TOTAL HEALTH CARE		$16,867,215

INDUSTRIALS - 7.3%

Aerospace & Defense - 1.6%
Raytheon Co.	37,100	2,058,308

Commercial Services & Supplies - 0.8%
[12]Pitney Bowes, Inc.	84,810	1,133,062
Machinery - 3.2%
Ingersoll-Rand PLC	47,850	2,029,318
PACCAR, Inc.	52,200	2,088,522

		$4,117,840

Road & Rail - 1.7%
Union Pacific Corp.	17,700	2,170,197

TOTAL INDUSTRIALS		$9,479,407

INFORMATION TECHNOLOGY - 12.5%

Communications Equipment - 2.9%
Cisco Systems, Inc.	235,500	3,756,225

Computers & Peripherals - 2.2%
Hewlett-Packard Co.	159,600	2,911,104

Software - 7.4%
CA, Inc.	266,200	6,407,434
Microsoft Corp.	105,500	3,109,085

		$9,516,519

TOTAL INFORMATION TECHNOLOGY		$16,183,848

MATERIALS - 7.2%

Chemicals - 1.9%
Mosaic Co.	41,800	2,428,998

Metals & Mining - 5.3%
AngloGold Ashanti Ltd. ADR	113,899	3,873,705
Newmont Mining Corp.	66,635	2,963,258

		$6,836,963

TOTAL MATERIALS		$9,265,961

UTILITIES - 1.1%
Independent Power Producers & Energy Traders - 1.1%
NRG Energy, Inc.	71,400	1,415,148

TOTAL COMMON STOCKS (COST $119,558,970)		$125,783,671
MONEY MARKET FUND - 3.3%
[8,9]Wilmington Prime Money Market Fund, Select Shares, 0.03%	4,307,445	4,307,445

TOTAL MONEY MARKET FUND (COST $4,307,445)		$4,307,445

TOTAL INVESTMENTS IN SECURITIES - 100.5% (COST $123,866,415)		$130,091,116

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 0.9%
REPURCHASE AGREEMENTS - 0.9%
Mizuho Securities, Inc., 0.21%, dated 7/31/12, due 8/01/12, repurchase price $1,000,006, collateralized by U.S. Government Securities 1.35% to 11.00%, maturing 10/01/14 to 10/01/47; total market value of $1,020,000.	$1,000,000	1,000,000
RBC Capital Markets LLC, 0.19%, dated 7/31/12, due 8/01/12, repurchase price $158,084, collateralized by U.S. Government Securities 2.21% to 4.50%, maturing 10/01/37 to 7/01/42; total market value of $161,246.	158,083	158,083

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,158,083)		$1,158,083

TOTAL INVESTMENTS - 101.4% (COST $125,024,498)		$131,249,199
COLLATERAL FOR SECURITIES ON LOAN - (0.9%)		(1,158,083)
OTHER LIABILITIES LESS ASSETS - (0.5%)		(624,929)

TOTAL NET ASSETS - 100.0%		$129,466,187

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/(depreciation) of investments was $6,224,701. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $18,103,540 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,878,839.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$125,783,671	$—	$—	$125,783,671
Money Market Fund	4,307,445	—	—	4,307,445
Repurchase Agreements	—	1,158,083	—	1,158,083

Total	$130,091,116	$1,158,083	$—	$131,249,199

Wilmington Mid-Cap Growth Fund

PORTFOLIO OF INVESTMENTS

July 31, 2012 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS - 98.8%

CONSUMER DISCRETIONARY - 22.1%

Auto Components - 2.0%
*BorgWarner, Inc.	78,600	$5,274,060

Distributors - 2.1%
*LKQ Corp.	156,000	5,511,480

Diversified Consumer Services - 0.7%
*,12ITT Educational Services, Inc.	48,400	1,878,888

Hotels Restaurants & Leisure - 3.1%
*DineEquity, Inc.	79,900	4,258,670
*Panera Bread Co.	24,900	3,921,501

		$8,180,171

Media - 2.7%
CBS Corp., Non-Voting	216,700	7,250,782

Multiline Retail - 1.9%
Nordstrom, Inc.	93,200	5,045,848

Specialty Retail - 4.4%
[12]GameStop Corp.	162,400	2,601,648
Ltd. Brands, Inc.	105,200	5,002,260
*Vitamin Shoppe, Inc.	76,250	4,187,650

		$11,791,558

Textiles, Apparel & Luxury Goods - 5.2%
Coach, Inc.	89,300	4,405,169
*,12Lululemon Athletica, Inc.	67,100	3,789,808
PVH Corp.	71,700	5,695,131

		$13,890,108

TOTAL CONSUMER DISCRETIONARY		$58,822,895

CONSUMER STAPLES - 4.0%

Food Products - 0.7%
*,12Green Mountain Coffee Roasters, Inc.	93,900	1,714,614

Household Products - 1.5%
Church & Dwight Co., Inc.	71,000	4,090,310

Personal Products - 1.8%
Herbalife Ltd.	86,500	4,747,985

TOTAL CONSUMER STAPLES		$10,552,909

ENERGY - 10.2%

Energy Equipment & Services - 5.0%
*Cameron International Corp.	94,100	4,730,407
Core Laboratories NV	36,600	4,083,096
*FMC Technologies, Inc.	47,500	2,143,200
Lufkin Industries, Inc.	48,600	2,238,030

		$13,194,733

Oil, Gas & Consumable Fuels - 5.2%
Cabot Oil & Gas Corp.	83,500	3,522,865
Noble Energy, Inc.	44,000	3,846,920
Peabody Energy Corp.	100,500	2,098,440

*Whiting Petroleum Corp.	108,500	4,383,400

		$13,851,625

TOTAL ENERGY		$27,046,358

FINANCIALS - 9.5%

Capital Markets - 3.6%
Raymond James Financial, Inc.	158,100	5,315,322
T Rowe Price Group, Inc.	70,800	4,301,100

		$9,616,422

Commercial Banks - 0.9%
*Texas Capital Bancshares, Inc.	57,200	2,464,748

Diversified Financial Services - 1.9%
*IntercontinentalExchange, Inc.	38,600	5,065,092

Insurance - 1.5%
Brown & Brown, Inc.	160,000	4,038,400

Real Estate Management & Development - 1.6%
*CBRE Group, Inc.	267,700	4,170,766

TOTAL FINANCIALS		$25,355,428

HEALTH CARE - 13.3%

Biotechnology - 0.9%
*Regeneron Pharmaceuticals, Inc.	18,700	2,517,955

Health Care Equipment & Supplies - 3.9%
*Alere, Inc.	162,700	3,070,149
*Intuitive Surgical, Inc.	8,840	4,256,460
*ResMed, Inc.	98,500	3,108,660

		$10,435,269

Health Care Providers & Services - 1.6%
*Express Scripts Holding Co.	73,800	4,275,972

Health Care Technology - 2.0%
*Allscripts Healthcare Solutions, Inc.	230,800	2,123,360
*Cerner Corp.	44,500	3,289,440

		$5,412,800

Life Sciences Tools & Services - 1.0%
*Life Technologies Corp.	58,600	2,571,368

Pharmaceuticals - 3.9%
*Auxilium Pharmaceuticals, Inc.	89,100	2,400,354
*,12MAP Pharmaceuticals, Inc.	183,600	2,590,596
Perrigo Co.	47,000	5,358,940

		$10,349,890

TOTAL HEALTH CARE		$35,563,254

INDUSTRIALS - 14.4%

Aerospace & Defense - 2.3%
HEICO Corp.	91,475	2,696,683
Precision Castparts Corp.	23,100	3,593,436

		$6,290,119

Air Freight & Logistics - 2.2%
CH Robinson Worldwide, Inc.	61,700	3,260,845
Expeditors International of Washington, Inc.	73,400	2,610,838

		$5,871,683

Commercial Services & Supplies - 1.2%
Waste Connections, Inc.	101,200	3,113,924

Electrical Equipment - 3.1%
*Babcock & Wilcox Co.	166,100	4,169,110
Rockwell Automation, Inc.	59,900	4,034,864

		$8,203,974

Machinery - 4.3%
Cummins, Inc.	40,050	3,840,795
Graco, Inc.	98,900	4,537,532
Joy Global, Inc.	58,100	3,017,714

		$11,396,041

Trading Companies & Distributors - 1.3%
Fastenal Co.	83,100	3,583,272

TOTAL INDUSTRIALS		$38,459,013

INFORMATION TECHNOLOGY - 19.7%

Communications Equipment - 4.0%
ADTRAN, Inc.	173,300	3,739,814
*,12Aruba Networks, Inc.	249,900	3,543,582
*F5 Networks, Inc.	36,300	3,389,694

		$10,673,090

Computers & Peripherals - 1.3%
*Stratasys, Inc.	55,200	3,382,656
Electronic Equipment, Instruments & Components Industry - 1.7%
*,12IPG Photonics Corp.	86,050	4,459,972

IT Services - 1.2%
Global Payments, Inc.	77,500	3,318,550
Semiconductors & Semiconductor Equipment - 4.5%
Altera Corp.	154,800	5,487,660
*Lam Research Corp.	99,200	3,413,472
MKS Instruments, Inc.	120,700	3,186,480

		$12,087,612

Software - 7.0%
*ANSYS, Inc.	94,200	5,648,232
*Autodesk, Inc.	155,700	5,281,344
*Citrix Systems, Inc.	67,000	4,869,560
*Sourcefire, Inc.	56,100	2,863,905

		$18,663,041

TOTAL INFORMATION TECHNOLOGY		$52,584,921

MATERIALS - 5.6%

Chemicals - 2.9%
Ashland, Inc.	51,300	3,611,007
*WR Grace & Co.	73,000	4,090,920

		$7,701,927

Containers & Packaging - 2.0%
*Crown Holdings, Inc.	151,600	5,442,440

Metals & Mining - 0.7%
Walter Industries, Inc.	52,950	1,816,185

TOTAL MATERIALS		$14,960,552

TOTAL COMMON STOCKS (COST $225,536,876)		$263,345,330
MONEY MARKET FUND - 2.9%
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.09%	7,676,066	7,676,066

TOTAL MONEY MARKET FUND (COST $7,676,066)		$7,676,066

TOTAL INVESTMENTS IN SECURITIES - 101.7% (COST $233,212,942)		$271,021,396

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 7.2%
REPURCHASE AGREEMENTS - 7.2%
Citigroup Global Markets, Inc., 0.18%, dated 7/31/12, due 8/01/12, repurchase price $4,533,568, collateralized by U.S. Government Securities 2.27% to 6.00%, maturing 10/01/20 to 8/01/42; total market value of $4,624,216.	$4,533,545	4,533,545
Deutsche Bank Securities, Inc., 0.19%, dated 7/31/12, due 8/01/12, repurchase price $954,436, collateralized by U.S. Government Securities 3.50% to 5.50%, maturing 1/01/26 to 7/01/42; total market value of $973,520.	954,431	954,431
JP Morgan Securities LLC, 0.19%, dated 7/31/12, due 8/01/12, repurchase price $4,533,569, collateralized by U.S. Government Securities 2.50% to 7.00%, maturing 12/01/14 to 5/01/52; total market value of $4,624,259.	4,533,545	4,533,545
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.16%, dated 7/31/12, due 8/01/12, repurchase price $4,533,565, collateralized by a U.S. Treasury Note 1.13%, maturing 5/31/19; total market value of $4,624,220.	4,533,545	4,533,545
Mizuho Securities, Inc., 0.21%, dated 7/31/12, due 8/01/12, repurchase price $4,533,571, collateralized by U.S. Government Securities 1.35% to 11.00%, maturing 10/01/14 to 10/01/47; total market value of $4,624,217.	4,533,545	4,533,545

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $19,088,611)		$19,088,611

TOTAL INVESTMENTS - 108.9% (COST $252,301,553)		$290,110,007
COLLATERAL FOR SECURITIES ON LOAN - (7.2%)		(19,088,611)
OTHER LIABILITIES LESS ASSETS - (1.7%)		(4,636,237)

TOTAL NET ASSETS - 100.0%		$266,385,159

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/(depreciation) of investments was $37,808,454. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $55,868,286 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,059,832.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$263,345,330	$—	$—	$263,345,330
Money Market Fund	7,676,066	—	—	7,676,066
Repurchase Agreements	—	19,088,611	—	19,088,611

Total	$271,021,396	$19,088,611	$—	$290,110,007

Wilmington Small-Cap Growth Fund

PORTFOLIO OF INVESTMENTS

July 31, 2012 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS - 98.7%

CONSUMER DISCRETIONARY - 17.1%

Auto Components - 0.1%
Cooper Tire & Rubber Co.	8,500	$148,495

Distributors - 0.5%
Core-Mark Holding Co., Inc.	15,700	758,153

Diversified Consumer Services - 0.3%
*Steiner Leisure Ltd.	11,400	475,380

Hotels Restaurants & Leisure - 4.0%
*Bally Technologies, Inc.	5,400	236,034
*Cheesecake Factory, Inc.	16,000	536,320
*DineEquity, Inc.	2,400	127,920
*Life Time Fitness, Inc.	17,500	794,675
*Premier Exhibitions, Inc.	86,600	189,654
Six Flags Entertainment Corp.	56,800	3,272,248
*Town Sports International Holdings, Inc.	42,400	547,808
Vail Resorts, Inc.	3,000	148,920

		$5,853,579

Household Durables - 0.6%
*Meritage Homes Corp.	10,900	382,590
Ryland Group, Inc.	19,580	467,570
*Tempur-Pedic International, Inc.	640	18,233

		$868,393

Leisure Equipment & Products - 1.2%
Polaris Industries, Inc.	23,880	1,794,821

Media - 1.6%
Arbitron, Inc.	7,600	266,532
*Lions Gate Entertainment Corp.	16,600	223,270
National Cinemedia, Inc.	6,600	93,324
Sinclair Broadcast Group, Inc.	125,460	1,279,692
*Valassis Communications, Inc.	18,300	412,665

		$2,275,483

Specialty Retail - 2.8%
*Aeropostale, Inc.	9,000	177,480
*Collective Brands, Inc.	6,700	144,184
*Hibbett Sports, Inc.	10,000	607,700
[12]Monro Muffler Brake, Inc.	53,900	1,782,473
*Select Comfort Corp.	7,300	189,873
Tractor Supply Co.	9,800	890,526
Winmark Corp.	5,800	320,392

		$4,112,628

Textiles, Apparel & Luxury Goods - 6.0%
Columbia Sportswear Co.	2,900	146,711
*Crocs, Inc.	40,500	621,675
*,12Deckers Outdoor Corp.	4,170	173,931
*Steven Madden Ltd.	80,400	3,250,572
*,12Under Armour, Inc.	11,800	642,392
*Warnaco Group, Inc.	12,800	546,048
Wolverine World Wide, Inc.	78,700	3,496,641

		$8,877,970

TOTAL CONSUMER DISCRETIONARY		$25,164,902

CONSUMER STAPLES - 6.5%

Beverages - 0.3%
*National Beverage Corp.	30,800	446,600

Food & Staples Retailing - 1.9%
Andersons, Inc.	16,300	618,911
Nash Finch Co.	34,800	666,768
Pricesmart, Inc.	21,500	1,548,430

		$2,834,109

Food Products - 2.9%
*Darling International, Inc.	37,600	621,152
*Hain Celestial Group, Inc.	4,700	261,743
J&J Snack Foods Corp.	4,100	236,939
Lancaster Colony Corp.	45,500	3,152,695

		$4,272,529

Household Products - 0.6%
WD-40 Co.	19,800	951,390

Personal Products - 0.8%
Nature’s Sunshine Products, Inc.	17,000	262,820
Nu Skin Enterprises, Inc.	16,600	846,766

		$1,109,586

TOTAL CONSUMER STAPLES		$9,614,214

ENERGY - 1.0%

Energy Equipment & Services - 1.0%
*Dril-Quip, Inc.	14,200	1,041,002
*Mitcham Industries, Inc.	26,000	459,420

		$1,500,422

Oil, Gas & Consumable Fuels - 0.0%**
Energy XXI Bermuda Ltd.	1,440	44,899

TOTAL ENERGY		$1,545,321

FINANCIALS - 8.8%

Capital Markets - 2.2%
[12]AllianceBernstein Holding LP	27,400	332,088
Duff & Phelps Corp.	25,200	371,448
12KBW, Inc.	20,600	331,866
Lazard Ltd.	13,600	365,160
Medallion Financial Corp.	130,420	1,445,054
*Virtus Investment Partners, Inc.	4,500	376,740

		$3,222,356

Commercial Banks - 0.1%
*,12FNB United Corp.	12,400	147,312

Consumer Finance - 1.3%
*First Cash Financial Services, Inc.	45,200	1,812,520
QC Holdings, Inc.	21,167	74,296

		$1,886,816

Insurance - 0.9%
Montpelier Re Holdings, Ltd.	64,480	1,306,365

Real Estate Investment Trusts - 4.3%
Glimcher Realty Trust	292,340	2,929,247
Investors Real Estate Trust	175,810	1,434,609
National Health Investors, Inc.	15,300	821,457
Newcastle Investment Corp.	158,800	1,183,060

		$6,368,373

TOTAL FINANCIALS		$12,931,222

HEALTH CARE - 18.1%

Biotechnology - 5.0%
*,12Achillion Pharmaceuticals, Inc.	29,700	196,614
*,12Arena Pharmaceuticals, Inc.	36,600	305,976
*Ariad Pharmaceuticals, Inc.	52,100	996,673
*Array BioPharma, Inc.	291,500	1,498,310
*Cubist Pharmaceuticals, Inc.	8,250	355,245
*,12Dendreon Corp.	32,940	156,794
*,12Idenix Pharmaceuticals, Inc.	26,200	265,406
*InterMune, Inc.	22,600	199,558
*Keryx Biopharmaceuticals, Inc.	1,470	2,675
*Novavax, Inc.	102,400	228,352
*NPS Pharmaceuticals, Inc.	30,100	232,071
*Orexigen Therapeutics, Inc.	37,200	183,396
PDL BioPharma, Inc.	257,500	1,748,425
*,12Pharmacyclics, Inc.	15,632	831,779
*United Therapeutics Corp.	700	38,346
*,12ZIOPHARM Oncology, Inc.	14,700	82,761

		$7,322,381

Health Care Equipment & Supplies - 5.5%
*Abaxis, Inc.	12,600	449,694
*Align Technology, Inc.	20,200	685,992
Cantel Medical Corp.	7,100	185,452
*Cardiovascular Systems, Inc.	36,300	332,508
*Cynosure, Inc.	23,800	595,952
*Endologix, Inc.	33,200	390,100
*Haemonetics Corp.	6,700	481,797
*ICU Medical, Inc.	3,000	159,990
*Masimo Corp.	7,300	163,520
*Neogen Corp.	36,300	1,396,461
*RTI Biologics, Inc.	153,000	544,680
*Sirona Dental Systems, Inc.	4,000	172,920
STERIS Corp.	15,900	479,067
Utah Medical Products, Inc.	14,500	490,970
West Pharmaceutical Services, Inc.	30,900	1,538,202

		$8,067,305

Health Care Providers & Services - 2.0%
*,12Accretive Health, Inc.	12,800	173,824
*Corvel Corp.	18,400	848,976
*Metropolitan Health Networks, Inc.	99,100	835,413
National Research Corp.	10,700	538,424
*Skilled Healthcare Group, Inc.	95,300	517,479

		$2,914,116

Health Care Technology - 0.5%
*Cerner Corp.	10,200	753,984

Life Sciences Tools & Services - 0.3%
*Luminex Corp.	4,500	77,085
*PAREXEL International Corp.	13,300	366,016

		$443,101

Pharmaceuticals - 4.8%
*Akorn, Inc.	89,500	1,223,465
*Cadence Pharmaceuticals, Inc.	47,000	199,280
*Hi-Tech Pharmacal Co., Inc.	48,500	1,666,460
Medicis Pharmaceutical Corp.	26,200	862,504
*,12Nektar Therapeutics	17,900	152,508
*Obagi Medical Products, Inc.	68,300	1,047,722
*,12Questcor Pharmaceuticals, Inc.	18,700	689,469
*,12Repros Therapeutics, Inc.	19,620	178,346
*Salix Pharmaceuticals Ltd.	10,828	485,311
*Ventrus Biosciences, Inc.	6,680	24,449
*,12Vivus, Inc.	27,100	569,913

		$7,099,427

TOTAL HEALTH CARE		$26,600,314

INDUSTRIALS - 21.8%

Aerospace & Defense - 1.4%
Curtiss-Wright Corp.	5,400	161,838
HEICO Corp.	5,100	182,019
*Hexcel Corp.	68,500	1,595,365
*Teledyne Technologies, Inc.	3,100	193,130

		$2,132,352

Air Freight & Logistics - 0.6%
*Hub Group, Inc.	16,800	499,800
*Park-Ohio Holdings Corp.	23,800	408,646

		$908,446

Airlines - 0.2%
*US Airways Group, Inc.	24,100	276,186

Building Products - 0.7%
*American Woodmark Corp.	8,800	146,696
Simpson Manufacturing Co., Inc.	12,000	290,880
*Trex Co., Inc.	7,600	193,648
*,12USG Corp.	20,400	331,296

		$962,520

Commercial Services & Supplies - 3.8%
*Asset Acceptance Capital Corp.	8,316	48,482
*Geo Group, Inc.	5,500	127,160
Healthcare Services Group, Inc.	23,600	511,648
Herman Miller, Inc.	800	14,640
*InnerWorkings, Inc.	75,600	906,444
Knoll, Inc.	7,000	95,830
*Mobile Mini, Inc.	10,000	143,200
*Portfolio Recovery Associates, Inc.	1,300	110,084
Rollins, Inc.	12,900	304,182
*Standard Parking Corp.	74,000	1,569,540
*Team, Inc.	57,900	1,803,006

		$5,634,216

Construction & Engineering - 3.5%
*Aegion Corp.	36,900	642,060
*Dycom Industries, Inc.	20,840	363,033
Great Lakes Dredge & Dock Corp.	95,800	683,054
Primoris Services Corp.	212,900	2,629,315
*Shaw Group, Inc.	23,400	911,430

		$5,228,892

Electrical Equipment - 2.0%
Acuity Brands, Inc.	14,700	851,718
Coleman Cable, Inc.	23,887	207,100
Encore Wire Corp.	24,600	674,040
Global Power Equipment Group, Inc.	29,400	604,170
*,12Polypore International, Inc.	18,340	681,514

		$3,018,542

Industrial Conglomerates - 0.5%
Raven Industries, Inc.	21,600	706,968

Machinery - 1.7%
*Blount International, Inc.	51,400	730,908
CLARCOR, Inc.	5,000	241,750
Gorman-Rupp Co.	23,600	655,136
*Meritor, Inc.	85,960	402,293
*Trimas Corp.	14,700	319,578
Valmont Industries, Inc.	700	86,716

		$2,436,381

Professional Services Industry - 2.8%
*Advisory Board Co.	21,100	949,289
*Exponent, Inc.	20,000	1,033,800
*GP Strategies Corp.	61,200	1,047,132
*Navigant Consulting, Inc.	45,700	531,491
Resources Connection, Inc.	45,300	511,437

		$4,073,149

Road & Rail - 0.2%
*Quality Distribution, Inc.	25,100	253,510

Trading Companies & Distributors - 4.4%
Aceto Corp.	148,800	1,306,464
*Beacon Roofing Supply, Inc.	11,450	303,540
*CAI International, Inc.	11,500	237,820
*DXP Enterprises, Inc.	19,100	844,220
Houston Wire & Cable Co.	800	9,160
Textainer Group Holdings Ltd.	52,600	1,978,812
*Titan Machinery, Inc.	12,000	341,280
*,12United Rentals, Inc.	28,900	835,499
Watsco, Inc.	10,220	694,347

		$6,551,142

TOTAL INDUSTRIALS		$32,182,304

INFORMATION TECHNOLOGY - 20.1%

Communications Equipment - 1.7%
ADTRAN, Inc.	46,200	996,996
*Arris Group, Inc.	30,100	381,969
Black Box Corp.	10,900	290,376
InterDigital, Inc.	7,000	191,100
*Ixia	12,000	186,000
Loral Space & Communications, Inc.	6,900	496,455

		$2,542,896

Computers & Peripherals - 0.2%
*Immersion Corp.	50,600	282,854
Electronic Equipment, Instruments & Components Industry - 0.8%
Anixter International, Inc.	3,900	221,949
*,12IPG Photonics Corp.	3,770	195,399
Pulse Electronics Corp.	343,650	622,007
*,12RealD, Inc.	9,900	96,030
*,12Universal Display Corp.	4,600	146,096

		$1,281,481

Internet Software & Services - 5.7%
*,12Ancestry.com, Inc.	20,700	692,829
*comScore, Inc.	8,900	137,060
*CoStar Group, Inc.	5,790	477,849
EarthLink, Inc.	173,700	1,189,845
Keynote Systems, Inc.	28,500	391,875
*Liquidity Services, Inc.	32,800	1,499,616
*Market Leader, Inc.	88,310	471,575
*,12MeetMe, Inc.	61,900	102,135
*,12OpenTable, Inc.	4,900	178,164
*,12Spark Networks, Inc.	41,550	240,574
*Stamps.com, Inc.	36,700	776,205
*Support.com, Inc.	48,300	137,655
*TechTarget, Inc.	16,700	68,637
*ValueClick, Inc.	76,800	1,206,528
*Vocus, Inc.	38,300	662,590
*Web.com Group, Inc.	8,350	129,425

		$8,362,562

IT Services - 5.7%
*Cardtronics, Inc.	37,900	1,175,279
*Computer Task Group, Inc.	73,700	1,098,867
*CSG Systems International, Inc.	3,700	65,231
*Global Cash Access Holdings, Inc.	20,400	131,784
*Hackett Group, Inc.	71,200	335,352
*iGATE Corp.	41,500	659,850
*Innodata, Inc.	53,100	203,904
Jack Henry & Associates, Inc.	15,000	520,950
Lender Processing Services, Inc.	12,700	313,309
Mantech International Corp.	11,700	256,581
MAXIMUS, Inc.	68,760	3,472,380
*TeleTech Holdings, Inc.	9,000	148,140

		$8,381,627

Semiconductors & Semiconductor Equipment - 0.1%
*Microsemi Corp.	5,500	106,480
*Standard Microsystems Corp.	800	29,528

		$136,008

Software - 5.9%
*ACI Worldwide, Inc.	4,400	193,644
American Software, Inc.	11,800	95,108
*ANSYS, Inc.	4,600	275,816
Blackbaud, Inc.	9,800	264,404
*Concur Technologies, Inc.	6,800	459,272
Digimarc Corp.	12,200	296,338
[12]Ebix, Inc.	9,200	199,548
*Fortinet, Inc.	8,900	213,689
*Guidance Software, Inc.	35,960	354,566
*Manhattan Associates, Inc.	68,520	3,199,199
*Mentor Graphics Corp.	18,200	278,096
*MICROS Systems, Inc.	28,100	1,341,494
Opnet Technologies, Inc.	5,600	148,064
*Parametric Technology Corp.	12,800	275,712
Solera Holdings, Inc.	5,500	214,775
*Symantec Corp.	23,900	376,425
*Ultimate Software Group, Inc.	5,270	471,507

		$8,657,657

TOTAL INFORMATION TECHNOLOGY		$29,645,085

MATERIALS - 5.1%

Chemicals - 3.9%
Cabot Corp.	24,500	955,500
Hawkins, Inc.	18,300	696,132
HB Fuller Co.	22,700	663,294
KMG Chemicals, Inc.	36,600	654,408
Koppers Holdings, Inc.	19,400	639,036
*Landec Corp.	123,200	984,368
Quaker Chemical Corp.	10,000	442,700
Sensient Technologies Corp.	18,500	655,825

		$5,691,263
Construction Materials - 0.5%
Eagle Materials, Inc.	20,900	726,275

Metals & Mining - 0.4%
Haynes International, Inc.	7,000	337,330
Materion Corp.	3,300	64,779
*,12Midway Gold Corp.	102,500	127,100

		$529,209

Paper & Forest Products - 0.3%
Deltic Timber Corp.	8,200	506,842

TOTAL MATERIALS		$7,453,589

UTILITIES - 0.2%

Gas Utilities - 0.2%
South Jersey Industries, Inc.	5,400	285,444

TOTAL UTILITIES		$285,444

TOTAL COMMON STOCKS (COST $141,112,259)		$145,422,395
MONEY MARKET FUND - 1.2%
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.09%	1,808,177	1,808,177

TOTAL MONEY MARKET FUND (COST $1,808,177)		$1,808,177

TOTAL INVESTMENTS IN SECURITIES - 99.9% (COST $142,920,436)		$147,230,572

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 6.6%
REPURCHASE AGREEMENTS - 6.6%
Citigroup Global Markets, Inc., 0.18%, dated 7/31/12, due 8/01/12, repurchase price $2,323,993, collateralized by U.S. Government Securities 2.27% to 6.00%, maturing 10/01/20 to 8/01/42; total market value of $2,370,461.	$2,323,981	2,323,981
Deutsche Bank Securities, Inc., 0.19%, dated 7/31/12, due 8/01/12, repurchase price $489,261, collateralized by U.S. Government Securities 3.50% to 5.50%, maturing 1/01/26 to 7/01/42; total market value of $499,043.	489,258	489,258
HSBC Securities, Inc., 0.17%, dated 7/31/12, due 8/01/12, repurchase price $2,323,992, collateralized by U.S. Government Securities 0.00% to 9.38%, maturing 9/15/12 to 7/15/36; total market value of $2,370,477.	2,323,981	2,323,981
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.18%, dated 7/31/12, due 8/01/12, repurchase price $2,323,993, collateralized by U.S. Government Securities 3.50% to 5.50%, maturing 4/01/27 to 7/01/42; total market value of $2,370,461.	2,323,981	2,323,981
Mizuho Securities, Inc., 0.21%, dated 7/31/12, due 8/01/12, repurchase price $2,323,995, collateralized by U.S. Government Securities 1.35% to 11.00%, maturing 10/01/14 to 10/01/47; total market value of $2,370,461.	2,323,981	2,323,981

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $9,785,182)	$9,785,182

TOTAL INVESTMENTS - 106.5% (COST $152,705,618)	$157,015,754
COLLATERAL FOR SECURITIES ON LOAN - (6.6%)	(9,785,182)
OTHER ASSETS LESS LIABILITIES - 0.1%	118,583

TOTAL NET ASSETS - 100.0%	$147,349,155

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/(depreciation) of investments was $4,310,136. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $8,057,048 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,746,912.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$145,422,395	$—	$—	$145,422,395
Money Market Fund	1,808,177	—	—	1,808,177
Repurchase Agreements	—	9,785,182	—	9,785,182

Total	$147,230,572	$9,785,182	$—	$157,015,754

Wilmington Small-Cap Strategy Fund

PORTFOLIO OF INVESTMENTS

July 31, 2012 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS - 99.6%

CONSUMER DISCRETIONARY - 14.3%

Auto Components - 0.8%
*American Axle & Manufacturing Holdings, Inc.	2,655	$28,647
*Amerigon, Inc.	1,127	12,679
Cooper Tire & Rubber Co.	2,966	51,816
[12]Dana Holding Corp.	5,760	75,917
*Dorman Products, Inc.	1,372	39,404
*Drew Industries, Inc.	744	19,984
*Exide Technologies	2,242	6,569
*,12Fuel Systems Solutions, Inc.	566	10,029
*Modine Manufacturing Co.	2,175	14,594
Spartan Motors, Inc.	469	2,392
Standard Motor Products, Inc.	810	11,389
*Stoneridge, Inc.	738	4,738
Superior Industries International, Inc.	866	14,800
*,12Tenneco, Inc.	3,200	93,728

		$386,686

Automobiles - 0.0%**
*,12Winnebago Industries, Inc.	1,485	15,043

Distributors - 0.3%
Core-Mark Holding Co., Inc.	593	28,636
[12]Pool Corp.	2,525	93,071
*VOXX International Corp.	608	4,554
Weyco Group, Inc.	131	3,118

		$129,379

Diversified Consumer Services - 1.0%
*,12American Public Education, Inc.	1,015	25,487
*Ascent Capital Group, Inc.	490	24,392
*,12Bridgepoint Education, Inc.	900	8,190
*Capella Education Co.	375	9,945
*,12Coinstar, Inc.	1,638	77,789
*Corinthian Colleges, Inc.	1,641	3,315
*Grand Canyon Education, Inc.	1,944	32,348
[12]Hillenbrand, Inc.	370	6,397
*,12K12, Inc.	1,390	25,131
Lincoln Educational Services Corp.	1,680	7,325
Matthews International Corp.	852	24,708
[12]Regis Corp.	2,098	35,498
[12]Sotheby’s	2,692	79,010
*Steiner Leisure Ltd.	815	33,985
[12]Stewart Enterprises, Inc.	2,449	16,727
[12]Strayer Education, Inc.	430	31,244
Universal Technical Institute, Inc.	901	10,352

		$451,843

Hotels Restaurants & Leisure - 3.4%
*AFC Enterprises, Inc.	1,405	31,036
Ameristar Casinos, Inc.	1,655	27,920
Benihana, Inc.	610	9,894
*Biglari Holdings, Inc.	40	15,030
*,12BJ’s Restaurants, Inc.	1,360	53,829
Bob Evans Farms, Inc.	1,056	40,677
*,12Boyd Gaming Corp.	1,720	9,804
*Bravo Brio Restaurant Group, Inc.	1,030	18,612
*,12Buffalo Wild Wings, Inc.	902	65,476
*,12Caesars Entertainment Corp.	1,020	8,548
*,12Caribou Coffee Co., Inc.	1,400	15,918
*Carrols Restaurant Group, Inc.	1,060	5,735
CEC Entertainment, Inc.	928	31,979
*,12Cheesecake Factory, Inc.	2,776	93,051
[12]Churchill Downs, Inc.	562	31,101
[12]Cracker Barrel Old Country Store, Inc.	1,062	66,545
*Denny’s Corp.	3,860	16,830
*DineEquity, Inc.	832	44,346
[12]Domino’s Pizza, Inc.	2,954	100,849
Einstein Noah Restaurant Group, Inc.	704	11,968
*Fiesta Restaurant Group, Inc.	1,060	16,313
*,12Gaylord Entertainment Co.	1,364	50,127
International Speedway Corp.	640	16,410
Interval Leisure Group, Inc.	2,000	36,680
*Isle of Capri Casinos, Inc.	321	1,884
*Jack In The Box, Inc.	1,786	48,204
*Jamba, Inc.	2,990	8,193
*Krispy Kreme Doughnuts, Inc.	2,440	14,884
*,12Life Time Fitness, Inc.	2,097	95,225
Marcus Corp.	487	6,389
*Monarch Casino & Resort, Inc.	928	6,932
*Morgans Hotel Group Co.	2,343	11,621
*Multimedia Games Holding Co., Inc.	1,530	21,649
*Orient-Express Hotels Ltd.	2,900	26,448
*,12Papa John’s International, Inc.	1,046	53,356
*,12Peet’s Coffee & Tea, Inc.	680	51,272
*Pinnacle Entertainment, Inc.	2,927	31,758
*Red Lion Hotels Corp.	520	3,890
*Red Robin Gourmet Burgers, Inc.	762	22,746
*Ruby Tuesday, Inc.	2,310	14,807
*Ruth’s Hospitality Group, Inc.	610	4,099
*Scientific Games Corp.	2,380	20,135
*Shuffle Master, Inc.	3,120	45,583
[12]Six Flags Entertainment Corp.	1,980	114,068
*Sonic Corp.	2,295	22,720
Speedway Motorsports, Inc.	421	6,698
Texas Roadhouse, Inc.	2,635	45,612
*Town Sports International Holdings, Inc.	980	12,662
[12]Vail Resorts, Inc.	1,550	76,942

		$1,586,455

Household Durables - 0.9%
[12]American Greetings Corp.	1,367	18,167
*,12Beazer Homes USA, Inc.	3,640	8,445
Blyth, Inc.	580	19,882
*Cavco Industries, Inc.	395	18,905
CSS Industries, Inc.	28	525
[12]Ethan Allen Interiors, Inc.	1,266	26,118
*Helen of Troy Ltd.	983	29,942
*,12Hovnanian Enterprises, Inc.	4,463	10,354
*,12iRobot Corp.	1,300	29,588
12KB Home	2,230	20,605
*La-Z-Boy, Inc.	1,836	21,959
*Libbey, Inc.	780	11,326
Lifetime Brands, Inc.	120	1,546
*M/I Homes, Inc.	864	14,334
12MDC Holdings, Inc.	1,160	36,958
*Meritage Homes Corp.	1,202	42,190
[12]Ryland Group, Inc.	1,971	47,067
*,12Skullcandy, Inc.	760	10,952
*,12Standard Pacific Corp.	4,740	26,876
*Universal Electronics, Inc.	648	8,158
*,12Zagg, Inc.	880	9,768

		$413,665

Internet & Catalog Retail - 0.5%
*1-800-Flowers.Com, Inc.	3,112	10,923
*,12Blue Nile, Inc.	912	23,420
*Geeknet, Inc.	300	6,000
12HSN, Inc.	1,960	83,026
[12]Nutrisystem, Inc.	1,229	12,886
*Orbitz Worldwide, Inc.	2,949	12,799
*,12Overstock.com, Inc.	1,122	9,021
[12]PetMed Express, Inc.	947	9,205
*Shutterfly, Inc.	1,442	47,341
*US Auto Parts Network, Inc.	1,920	8,160

		$222,781

Leisure Equipment & Products - 0.6%
*Arctic Cat, Inc.	690	30,360
[12]Brunswick Corp.	4,661	102,495
Callaway Golf Co.	2,811	15,432
JAKKS Pacific, Inc.	180	2,884
*Johnson Outdoors, Inc.	120	2,512
*LeapFrog Enterprises, Inc.	2,807	32,252
Marine Products Corp.	1,100	5,995
*Smith & Wesson Holding Corp.	2,887	29,159
*Steinway Musical Instruments, Inc.	68	1,675
[12]Sturm Ruger & Co., Inc.	890	43,993

		$266,757

Media - 1.1%
Arbitron, Inc.	1,464	51,342
Belo Corp.	4,120	28,222
*,12Central European Media Enterprises Ltd.	1,250	6,300
*Cumulus Media, Inc.	10	25
*,12Digital Domain Media Group, Inc.	1,470	6,233
*,12Digital Generation, Inc.	1,047	11,161
*,12Entercom Communications Corp.	2,090	11,370
Entravision Communications Corp.	540	670
*EW Scripps Co.	1,410	13,099
*Fisher Communications, Inc.	177	5,657
*Global Sources Ltd.	619	3,714
Harte-Hanks, Inc.	1,636	10,307
*Journal Communications, Inc.	1,100	6,094
*LIN TV Corp.	290	1,041
*,12Lions Gate Entertainment Corp.	4,130	55,548
*,12Live Nation Entertainment, Inc.	5,176	46,170
Martha Stewart Living Omnimedia	1,683	5,470
*McClatchy Co.	220	354
[12]Meredith Corp.	1,320	43,613
National Cinemedia, Inc.	2,182	30,853
*,12New York Times Co.	2,910	22,552
*Nexstar Broadcasting Group, Inc.	530	3,456
Outdoor Channel Holdings, Inc.	1,170	8,120
*ReachLocal, Inc.	1,020	11,954
*Rentrak Corp.	280	5,242
[12]Scholastic Corp.	746	22,477
Sinclair Broadcast Group, Inc.	2,208	22,522
*,12Valassis Communications, Inc.	2,140	48,257
[12]World Wrestling Entertainment, Inc.	1,017	7,882

		$489,705

Multiline Retail - 0.1%
[12]Bon-Ton Stores, Inc.	340	2,244
Fred’s, Inc.	1,222	17,352
*Gordmans Stores, Inc.	160	2,710
*,12Saks, Inc.	3,860	40,260
*Tuesday Morning Corp.	1,800	9,108

		$71,674

Specialty Retail - 4.0%
*Aeropostale, Inc.	3,930	77,500
*America’s Car-Mart, Inc.	310	14,223
*,12ANN INC	2,670	72,304
*Asbury Automotive Group, Inc.	1,274	33,328
*,12Barnes & Noble, Inc.	1,210	16,057
Bebe Stores, Inc.	186	1,116
Big 5 Sporting Goods Corp.	472	3,559
*Body Central Corp.	1,590	16,441
[12]Brown Shoe Co., Inc.	1,205	16,581
[12]Buckle, Inc.	1,175	45,437
*,12Cabela’s, Inc.	2,224	102,171
*Casual Male Retail Group, Inc.	40	152
Cato Corp.	1,093	30,604
*Childrens Place Retail Stores, Inc.	878	44,602
*Citi Trends, Inc.	176	2,645
*Collective Brands, Inc.	3,157	67,939
*,12Conn’s, Inc.	676	12,067
Destination Maternity Corp.	930	16,638
*,12Express, Inc.	4,010	64,561
Finish Line, Inc.	2,254	47,063
*,12Francesca’s Holdings Corp.	2,030	63,762
*Genesco, Inc.	1,311	86,814
[12]Group 1 Automotive, Inc.	884	47,515
Haverty Furniture Cos., Inc.	717	8,088
*,12hhgregg, Inc.	715	4,919
*Hibbett Sports, Inc.	1,444	87,752
Hot Topic, Inc.	2,501	25,410
*,12Jos A Bank Clothiers, Inc.	1,380	58,319
*Kirkland’s, Inc.	330	3,567
Lithia Motors, Inc.	820	22,845
*Lumber Liquidators Holdings, Inc.	1,581	66,860
*MarineMax, Inc.	800	5,952
*,12Mattress Firm Holding Corp.	550	16,038
[12]Men’s Wearhouse, Inc.	2,059	56,108
[12]Monro Muffler Brake, Inc.	1,632	53,970
*New York & Co., Inc.	2,080	9,464
*Office Depot, Inc.	12,220	21,752
*OfficeMax, Inc.	3,650	16,388
[12]Penske Automotive Group, Inc.	1,720	41,108
12PEP Boys-Manny Moe & Jack	1,813	16,444
[12]Pier 1 Imports, Inc.	4,830	79,647
[12]Rent-A-Center, Inc.	2,014	71,618
*rue21 inc	520	12,813
*,12Select Comfort Corp.	2,620	68,146
Shoe Carnival, Inc.	553	12,277
[12]Sonic Automotive, Inc.	1,818	31,124
Stage Stores, Inc.	1,088	20,607
*Stein Mart, Inc.	680	5,406
*Systemax, Inc.	272	3,392
*,12Talbots, Inc.	1,610	4,411
*,12Teavana Holdings, Inc.	760	8,512
*,12Vitamin Shoppe, Inc.	1,290	70,847
*West Marine, Inc.	60	614
*Wet Seal, Inc.	1,886	5,168
*,12Zumiez, Inc.	1,013	36,802

		$1,829,447

Textiles, Apparel & Luxury Goods - 1.6%
Cherokee, Inc.	150	2,010
[12]Columbia Sportswear Co.	463	23,423
*Crocs, Inc.	4,380	67,233
*Delta Apparel, Inc.	60	840
*,12Fifth & Pacific Cos., Inc.	3,940	43,655
*G-III Apparel Group Ltd.	727	17,862
*,12Iconix Brand Group, Inc.	2,805	49,733
Jones Group, Inc.	2,710	28,645
*Kenneth Cole Productions, Inc.	850	12,784
*,12K-Swiss, Inc.	2,058	6,400
*Maidenform Brands, Inc.	929	19,583
Movado Group, Inc.	715	16,760
Oxford Industries, Inc.	640	27,674
*Perry Ellis International, Inc.	617	11,630
*Quiksilver, Inc.	4,760	13,756
*Skechers U.S.A., Inc.	1,633	32,562
*Steven Madden Ltd.	2,066	83,528
True Religion Apparel, Inc.	987	25,899
*Unifi, Inc.	956	10,592
*,12Vera Bradley, Inc.	1,200	27,348
*Warnaco Group, Inc.	2,011	85,789
[12]Wolverine World Wide, Inc.	2,456	109,120

		$716,826

TOTAL CONSUMER DISCRETIONARY		$6,580,261

CONSUMER STAPLES - 3.8%

Beverages - 0.2%
*,12Boston Beer Co., Inc.	445	47,935
*,12Central European Distribution Corp.	1,400	4,564
Coca-Cola Bottling Co. Consolidated	261	17,531
*National Beverage Corp.	1,130	16,385

		$86,415

Food & Staples Retailing - 1.2%
Andersons, Inc.	645	24,491
[12]Arden Group, Inc.	53	4,601
[12]Casey’s General Stores, Inc.	1,936	115,056
*Chefs’ Warehouse, Inc.	570	9,206
[12]Harris Teeter Supermarkets, Inc.	1,700	70,278
Ingles Markets, Inc.	970	15,869
Nash Finch Co.	18	345
*Pantry, Inc.	980	13,945
[12]Pricesmart, Inc.	956	68,851
*Rite Aid Corp.	26,410	30,636
Spartan Stores, Inc.	829	14,259
*Susser Holdings Corp.	331	11,952
*,12United Natural Foods, Inc.	2,497	135,587
Village Super Market, Inc.	220	7,790
Weis Markets, Inc.	250	10,882

		$533,748

Food Products - 1.6%
Alico, Inc.	10	292
12B&G Foods, Inc.	2,696	75,488
[12]Calavo Growers, Inc.	727	19,614
[12]Cal-Maine Foods, Inc.	642	24,223
*Chiquita Brands International, Inc.	1,201	6,221
*Darling International, Inc.	4,967	82,055
[12]Diamond Foods, Inc.	495	8,054
*Dole Food Co., Inc.	1,170	13,771
*Farmer Bros Co.	388	3,026
Fresh Del Monte Produce, Inc.	1,369	33,541
Griffin Land & Nurseries, Inc.	246	7,085
*,12Hain Celestial Group, Inc.	1,973	109,876
12J&J Snack Foods Corp.	574	33,171
[12]Lancaster Colony Corp.	822	56,956
[12]Limoneira Co.	180	3,222
*Omega Protein Corp.	550	4,582
*Pilgrim’s Pride Corp.	3,340	15,531
[12]Sanderson Farms, Inc.	1,111	40,918
*Seneca Foods Corp.	420	10,366
*Smart Balance, Inc.	1,879	17,888
[12]Snyders-Lance, Inc.	2,441	57,193
Tootsie Roll Industries, Inc.	797	19,511
*,12TreeHouse Foods, Inc.	1,552	86,896

		$729,480

Household Products - 0.2%
*Central Garden And Pet Co.	1,854	21,173
*,12Harbinger Group, Inc.	140	1,296
Oil-Dri Corp. of America	160	3,509
*Spectrum Brands Holdings, Inc.	1,030	37,935
WD-40 Co.	954	45,840

		$109,753

Personal Products - 0.3%
*Elizabeth Arden, Inc.	1,357	52,937
[12]Female Health Co.	1,630	10,025
Inter Parfums, Inc.	418	6,797
*,12Medifast, Inc.	440	12,364
[12]Nature’s Sunshine Products, Inc.	380	5,875
*Nutraceutical International Corp.	460	6,859
*Prestige Brands Holdings, Inc.	2,537	41,632
*Revlon, Inc.	160	2,328
*Schiff Nutrition International, Inc.	815	14,246
*,12Synutra International, Inc.	429	2,437

*,12USANA Health Sciences, Inc.	195	8,771

		$164,271

Tobacco - 0.3%
*Alliance One International, Inc.	3,972	12,949
*,12Star Scientific, Inc.	7,009	26,494
[12]Universal Corp.	932	42,443
[12]Vector Group Ltd.	2,906	49,373

		$131,259

TOTAL CONSUMER STAPLES		$1,754,926

ENERGY - 5.9%

Energy Equipment & Services - 1.9%
*,12Basic Energy Services, Inc.	1,152	12,465
Bristow Group, Inc.	1,371	62,751
*,12C&J Energy Services, Inc.	1,630	30,611
*Cal Dive International, Inc.	3,789	6,138
*Dawson Geophysical Co.	343	7,903
*Dril-Quip, Inc.	1,748	128,146
*Exterran Holdings, Inc.	2,160	31,903
*Geokinetics, Inc.	10	3
*Global Geophysical Services, Inc.	490	2,876
Gulf Island Fabrication, Inc.	463	12,876
*,12Gulfmark Offshore, Inc.	1,061	38,143
*,12Heckmann Corp.	6,910	21,283
*,12Helix Energy Solutions Group, Inc.	3,860	69,017
*Hercules Offshore, Inc.	6,490	23,299
*Hornbeck Offshore Services, Inc.	1,218	51,582
*,12ION Geophysical Corp.	5,947	39,548
*Key Energy Services, Inc.	4,940	39,569
[12]Lufkin Industries, Inc.	1,760	81,048
*Matrix Service Co.	1,613	16,711
*Mitcham Industries, Inc.	910	16,080
*Natural Gas Services Group, Inc.	704	10,208
*,12Newpark Resources, Inc.	2,712	18,523
*OYO Geospace Corp.	331	31,372
*Parker Drilling Co.	5,454	25,252
*PHI, Inc.	455	12,139
*Pioneer Energy Services Corp.	2,798	22,496
*Tesco Corp.	1,560	18,080
*TETRA Technologies, Inc.	1,640	11,365
*Union Drilling, Inc.	340	1,217
*Vantage Drilling Co.	7,810	12,262
*Willbros Group, Inc.	1,368	9,371

		$864,237

Oil, Gas & Consumable Fuels - 4.0%
*,12Abraxas Petroleum Corp.	4,480	11,245
Alon USA Energy, Inc.	34	371
*,12Amyris, Inc.	990	3,831
[12]Apco Oil And Gas International, Inc.	480	8,035
*Approach Resources, Inc.	1,430	37,752
[12]Arch Coal, Inc.	5,540	39,943
*,12ATP Oil & Gas Corp.	2,852	4,135
[12]Berry Petroleum Co.	2,734	103,947
*Bill Barrett Corp.	1,475	31,064
*,12BPZ Resources, Inc.	553	1,261
*Callon Petroleum Co.	1,680	8,350
*,12Carrizo Oil & Gas, Inc.	1,896	47,798
*,12Clayton Williams Energy, Inc.	313	12,921
*,12Clean Energy Fuels Corp.	3,539	49,935
*Cloud Peak Energy, Inc.	1,870	30,949
*Comstock Resources, Inc.	1,620	26,212
*Contango Oil & Gas Co.	649	38,453
*Crimson Exploration, Inc.	110	484
Crosstex Energy, Inc.	2,433	32,821
*,12CVR Energy, Inc.	746	21,306
[12]Delek US Holdings, Inc.	552	10,896
*,12Endeavour International Corp.	1,533	13,138
*Energy Partners Ltd.	1,010	17,069
Energy XXI Bermuda Ltd.	3,530	110,065
*,12Evolution Petroleum Corp.	40	334
Frontline Ltd.	2,000	7,400
*FX Energy, Inc.	3,833	25,796
*Gastar Exploration Ltd.	1,490	2,905
*GeoResources, Inc.	974	32,590
*,12Gevo, Inc.	1,380	5,354
*,12Goodrich Petroleum Corp.	1,285	14,906
*Green Plains Renewable Energy, Inc.	1,390	6,172
*,12Gulfport Energy Corp.	2,060	42,436
*,12Halcon Resources Corp.	2,150	14,190
*,12Harvest Natural Resources, Inc.	1,209	9,527
*,12Isramco, Inc.	40	4,280
*,12KiOR, Inc.	1,360	10,390

[12]Knightsbridge Tankers Ltd.	863	7,430
*Kodiak Oil & Gas Corp.	13,470	112,475
*,12Magnum Hunter Resources Corp.	5,310	20,178
*,12McMoRan Exploration Co.	3,808	49,732
*,12Miller Energy Resources, Inc.	540	2,101
[12]Nordic American Tankers Ltd.	1,208	14,134
*,12Northern Oil and Gas, Inc.	3,070	48,383
*,12Oasis Petroleum, Inc.	4,290	112,312
Panhandle Oil and Gas, Inc.	586	17,990
*Patriot Coal Corp.	3,730	373
*PDC Energy, Inc.	989	25,912
Penn Virginia Corp.	1,544	10,345
*,12Petroquest Energy, Inc.	3,153	17,373
*,12Quicksilver Resources, Inc.	1,710	7,729
*,12Resolute Energy Corp.	2,540	22,022
*REX American Resources Corp.	200	3,530
*Rex Energy Corp.	1,345	17,055
*,12Rosetta Resources, Inc.	2,788	116,315
*Scorpio Tankers, Inc.	1,250	7,513
*,12SemGroup Corp.	1,510	50,902
Ship Finance International Ltd.	1,153	16,695
*,12Solazyme, Inc.	1,800	24,714
*,12Stone Energy Corp.	1,934	50,787
*Swift Energy Co.	1,456	27,213
[12]Targa Resources Corp.	1,610	70,921
[12]Teekay Tankers Ltd.	2,738	10,651
*Triangle Petroleum Corp.	1,410	7,882
*,12Uranerz Energy Corp.	8,340	12,844
*,12Uranium Energy Corp.	3,940	7,880
*Vaalco Energy, Inc.	2,387	17,497
*,12Venoco, Inc.	1,790	16,593
*Voyager Oil & Gas, Inc.	540	610
12W&T Offshore, Inc.	1,210	22,373
*Warren Resources, Inc.	2,940	6,821
[12]Western Refining, Inc.	2,465	58,001
*Westmoreland Coal Co.	140	1,030

		$1,854,577

TOTAL ENERGY		$2,718,814

FINANCIALS - 18.4%

Capital Markets - 2.0%
[12]Apollo Investment Corp.	6,642	51,011
[12]Arlington Asset Investment Corp.	180	4,025
Artio Global Investors, Inc.	2,080	6,718
12BGC Partners, Inc.	4,390	21,818
[12]BlackRock Kelso Capital Corp.	2,550	24,097
Calamos Asset Management, Inc.	485	5,126
Capital Southwest Corp.	102	10,649
Charles Schwab Corp.	270	3,410
[12]Cohen & Steers, Inc.	873	28,809
*Cowen Group, Inc.	5,765	14,413
Diamond Hill Investment Group, Inc.	160	11,954
Duff & Phelps Corp.	1,094	16,126
[12]Edelman Financial Group, Inc.	1,695	14,696
Epoch Holding Corp.	940	19,815
Evercore Partners, Inc.	1,103	25,557
*FBR & Co.	350	1,018
[12]Fifth Street Finance Corp.	2,866	28,975
*,12Financial Engines, Inc.	2,480	46,550
12FXCM, Inc.	120	1,260
GAMCO Investors, Inc.	202	9,027
GFI Group, Inc.	2,191	6,967
Gladstone Capital Corp.	172	1,402
Gladstone Investment Corp.	1,707	12,325
[12]Golub Capital BDC, Inc.	630	9,689
[12] Greenhill & Co., Inc.	270	10,724
*Harris & Harris Group, Inc.	2,760	10,267
Hercules Technology Growth Capital, Inc.	1,537	17,261
*HFF, Inc.	1,900	24,814
*ICG Group, Inc.	1,734	15,502
*,12INTL. FCStone, Inc.	476	9,068
*Investment Technology Group, Inc.	560	4,637
JMP Group, Inc.	900	5,607
12KBW, Inc.	1,343	21,636
KCAP Financial, Inc.	1,700	13,532
*Knight Capital Group, Inc.	3,562	36,795
*Ladenburg Thalmann Financial Services, Inc.	5,250	7,455
[12]Main Street Capital Corp.	985	24,142
Manning & Napier, Inc.	1,080	14,731
MCG Capital Corp.	2,660	11,651
Medallion Financial Corp.	1,311	14,526
Medley Capital Corp.	150	1,860
MVC Capital, Inc.	764	9,710
[12]New Mountain Finance Corp.	430	6,110
NGP Capital Resources Co.	187	1,365
Oppenheimer Holdings, Inc.	880	12,241
PennantPark Investment Corp.	1,410	14,720
*Piper Jaffray Cos.	810	17,261
[12]Prospect Capital Corp.	3,859	42,758
Pzena Investment Management, Inc.	715	2,753
*Safeguard Scientifics, Inc.	1,135	17,558
Solar Capital Ltd.	1,020	23,225
Solar Senior Capital Ltd.	60	1,022
*,12Stifel Financial Corp.	2,009	60,471
*SWS Group, Inc.	117	670
[12]Teton Advisors, Inc.	10	129
THL Credit, Inc.	70	966
TICC Capital Corp.	1,239	12,068
[12]Triangle Capital Corp.	1,056	24,214
*Virtus Investment Partners, Inc.	323	27,042
Walter Investment Management Corp.	872	19,725
Westwood Holdings Group, Inc.	210	7,823

		$921,476

Commercial Banks - 5.3%
1st Source Corp.	618	13,732
*1st United Bancorp, Inc.	740	4,388
Alliance Financial Corp.	20	703
*,12Ameris Bancorp	830	9,910
Ames National Corp.	11	238
[12]Arrow Financial Corp.	63	1,532
Bancfirst Corp.	134	5,443
Banco Latinoamericano de Exportaciones SA	1,034	21,011
*Bancorp, Inc.	560	5,236
[12]BancorpSouth, Inc.	2,810	40,717
Bank of Marin Bancorp	50	1,871
Bank of The Ozarks, Inc.	1,132	36,439
Banner Corp.	440	10,001
*BBCN Bancorp, Inc.	2,611	29,609
Boston Private Financial Holdings, Inc.	3,578	33,669
[12]Bridge Bancorp, Inc.	90	1,804
*Bridge Capital Holdings	930	14,443
Bryn Mawr Bank Corp.	475	9,823
Camden National Corp.	263	9,486
[12]Capital City Bank Group, Inc.	951	6,971
Cardinal Financial Corp.	1,330	17,024
Cathay General Bancorp	2,712	43,907
Center Bancorp, Inc.	130	1,437
Centerstate Banks, Inc.	926	7,177
*Central Pacific Financial Corp.	140	1,876
Chemical Financial Corp.	1,188	26,647
Citizens & Northern Corp.	831	15,365
[12]City Holding Co.	472	15,600
12CNB Financial Corp.	910	14,988
CoBiz Financial, Inc.	1,980	13,266
Columbia Banking System, Inc.	1,159	20,920
[12]Community Bank System, Inc.	1,004	27,620
[12]Community Trust Bancorp, Inc.	508	17,242
12CVB Financial Corp.	3,174	37,453
*Eagle Bancorp, Inc.	670	11,893
[12]Enterprise Bancorp, Inc.	60	997
Enterprise Financial Services Corp.	753	9,450
Financial Institutions, Inc.	873	15,016
First Bancorp	1,095	9,329

First Bancorp, Inc.	439	7,375
First Busey Corp.	321	1,496
First Commonwealth Financial Corp.	3,196	22,404
First Community Bancshares, Inc.	501	7,259
First Financial Bancorp	2,325	37,107
[12]First Financial Bankshares, Inc.	1,291	44,533
First Financial Corp.	495	14,677
First Interstate Bancsystem, Inc.	530	7,637
First Merchants Corp.	955	13,590
First Midwest Bancorp, Inc.	2,721	30,747
First of Long Island Corp.	220	6,312
FirstMerit Corp.	3,223	52,213
12FNB Corp.	4,596	50,004
[12]German American Bancorp, Inc.	400	8,140
[12]Glacier Bancorp, Inc.	2,351	35,665
[12]Great Southern Bancorp, Inc.	490	15,019
Hancock Holding Co.	2,548	77,663
*Hanmi Financial Corp.	1,480	16,206
[12]Heartland Financial USA, Inc.	273	7,133
Heritage Financial Corp.	820	11,357
Home BancShares, Inc.	402	12,120
Hudson Valley Holding Corp.	312	5,260
[12]Iberiabank Corp.	844	39,525
Independent Bank Corp.	736	21,867
[12]International Bancshares Corp.	1,672	30,648
*,12Investors Bancorp, Inc.	1,871	30,441
Lakeland Bancorp, Inc.	542	5,106
Lakeland Financial Corp.	165	4,247
MainSource Financial Group, Inc.	979	11,435
12MB Financial, Inc.	1,685	34,020
Merchants Bancshares, Inc.	290	7,668
*Metro Bancorp, Inc.	572	7,150
[12]MidSouth Bancorp, Inc.	900	12,825
[12]National Bankshares, Inc.	200	6,084
[12]National Penn Bancshares, Inc.	4,311	38,109
NBT Bancorp, Inc.	508	10,673
Old National Bancorp	2,821	34,529
*OmniAmerican Bancorp, Inc.	770	16,162
Oriental Financial Group, Inc.	854	8,865
*Pacific Capital Bancorp NA	330	15,055
Pacific Continental Corp.	1,340	12,368
PacWest Bancorp	1,329	30,447
[12]Park National Corp.	288	19,509
*Park Sterling Corp.	1,300	5,967
[12]Penns Woods Bancorp, Inc.	160	6,232
Peoples Bancorp, Inc.	606	13,247
*Pinnacle Financial Partners, Inc.	1,271	24,848
[12]PrivateBancorp, Inc.	2,120	32,478
[12]Prosperity Bancshares, Inc.	1,715	69,578
Renasant Corp.	1,001	17,718
Republic Bancorp, Inc.	197	4,651
S&T Bancorp, Inc.	780	12,870
Sandy Spring Bancorp, Inc.	697	12,414
SCBT Financial Corp.	390	14,446
Sierra Bancorp	516	5,511
Simmons First National Corp.	276	6,442
Southside Bancshares, Inc.	346	7,218
*Southwest Bancorp, Inc.	1,162	10,690
*State Bank Financial Corp.	790	12,569
StellarOne Corp.	643	8,610
Sterling Bancorp	1,237	11,863
[12]Sterling Financial Corp.	1,360	27,282
*Suffolk Bancorp	854	11,102
*Sun Bancorp, Inc.	4,770	14,024
[12]Susquehanna Bancshares, Inc.	5,912	63,022
12SY Bancorp, Inc.	530	12,386
*,12Taylor Capital Group, Inc.	810	14,134
*,12Texas Capital Bancshares, Inc.	1,858	80,061
[12]Tompkins Financial Corp.	140	5,496
TowneBank	381	5,448
Trico Bancshares	273	4,163
[12]Trustmark Corp.	2,098	50,730
12UMB Financial Corp.	964	46,330
[12]Umpqua Holdings Corp.	3,246	40,510
Union First Market Bankshares Corp.	1,279	19,530
[12]United Bankshares, Inc.	1,714	39,936
*,12United Community Banks, Inc.	864	5,884
Univest Corp. of Pennsylvania	553	8,798
[12]Valley National Bancorp	492	4,576
*Virginia Commerce Bancorp, Inc.	1,480	11,944
Washington Banking Co.	920	12,862
Washington Trust Bancorp, Inc.	576	14,296
[12]Webster Financial Corp.	2,560	52,531
WesBanco, Inc.	346	7,166
West Bancorporation, Inc.	1,467	14,875
*West Coast Bancorp	758	15,077
[12]Westamerica Bancorporation	1,053	48,438
*Western Alliance Bancorp	1,951	17,988
*Wilshire Bancorp, Inc.	1,900	12,046
[12]Wintrust Financial Corp.	1,263	46,365

		$2,429,235

Consumer Finance - 0.7%
[12]Cash America International, Inc.	1,196	45,831
*CompuCredit Holdings Corp.	837	3,683
*Credit Acceptance Corp.	298	28,566
*DFC Global Corp.	1,798	34,468
*Ezcorp, Inc.	2,169	48,802
*,12First Cash Financial Services, Inc.	1,399	56,100
*First Marblehead Corp.	5,080	5,436
Nelnet, Inc.	572	13,448
*,12Netspend Holdings, Inc.	2,150	18,920
*,12World Acceptance Corp.	674	48,036

		$303,290

Diversified Financial Services - 0.2%
California First National Bancorp	150	2,436
[12]MarketAxess Holdings, Inc.	1,547	46,750
*NewStar Financial, Inc.	924	11,014
*,12PHH Corp.	1,887	30,588
*PICO Holdings, Inc.	640	15,430

		$106,218

Insurance - 2.1%
Alterra Capital Holdings Ltd.	3,025	70,392
[12]American Equity Investment Life Holding Co.	2,693	31,427
*American Safety Insurance Holdings Ltd.	137	2,445
*AMERISAFE, Inc.	672	16,776
[12]Amtrust Financial Services, Inc.	1,060	31,577
Argo Group International Holdings Ltd.	661	19,440
Baldwin & Lyons, Inc.	492	11,429
*,12Citizens, Inc.	1,797	18,581
12CNO Financial Group, Inc.	7,020	58,196
Crawford & Co.	27	109
Donegal Group, Inc.	10	134
*eHealth, Inc.	804	14,769
Employers Holdings, Inc.	1,347	24,084
*Enstar Group Ltd.	309	28,885
FBL Financial Group, Inc.	633	19,591
First American Financial Corp.	3,550	65,036
Flagstone Reinsurance Holdings SA	1,127	7,866
*Global Indemnity PLC	524	10,071
*Greenlight Capital Re Ltd.	1,060	24,974
*Hallmark Financial Services	1,217	10,040
*Hilltop Holdings, Inc.	571	6,001
Horace Mann Educators Corp.	1,504	26,230
Infinity Property & Casualty Corp.	468	27,055
[12]Kansas City Life Insurance Co.	400	13,892
Maiden Holdings Ltd.	1,932	16,403
Meadowbrook Insurance Group, Inc.	2,035	14,326
Montpelier Re Holdings, Ltd.	1,874	37,967
*National Financial Partners Corp.	2,020	29,997
National Interstate Corp.	519	13,593
National Western Life Insurance Co.	85	12,035
*Navigators Group, Inc.	426	20,631
OneBeacon Insurance Group Ltd.	1,090	13,832

*Phoenix Cos., Inc.	4,024	6,559
Platinum Underwriters Holdings Ltd.	880	33,458
Presidential Life Corp.	660	9,167
Primerica, Inc.	1,330	36,402
12RLI Corp.	536	34,524
Safety Insurance Group, Inc.	464	19,664
SeaBright Holdings, Inc.	44	371
Selective Insurance Group, Inc.	1,943	33,536
State Auto Financial Corp.	638	8,275
Stewart Information Services Corp.	429	7,323
[12]Symetra Financial Corp.	2,930	34,076
Tower Group, Inc.	557	10,382
United Fire Group, Inc.	795	15,582
Universal Insurance Holdings, Inc.	2,460	7,872

		$954,975

Real Estate Investment Trusts - 6.8%
[12]Acadia Realty Trust	1,695	40,578
12AG Mortgage Investment Trust, Inc.	680	15,348
Agree Realty Corp.	129	3,035
Alexander’s, Inc.	106	45,291
[12]American Assets Trust, Inc.	1,080	28,080
[12]American Capital Mortgage Investment Corp.	1,200	29,460
Anworth Mortgage Asset Corp.	3,901	25,903
Apollo Commercial Real Estate Finance, Inc.	410	6,847
Apollo Residential Mortgage, Inc.	1,290	25,839
12ARMOUR Residential REIT, Inc.	6,670	51,092
Ashford Hospitality Trust, Inc.	2,440	18,617
Associated Estates Realty Corp.	2,294	34,249
Campus Crest Communities, Inc.	1,420	15,563
CapLease, Inc.	4,301	19,570
[12]Capstead Mortgage Corp.	2,660	37,453
Cedar Realty Trust, Inc.	1,766	9,095
Chatham Lodging Trust	1,040	14,300
Chesapeake Lodging Trust	1,260	21,382
[12]Colonial Properties Trust	3,063	69,377
Colony Financial, Inc.	970	17,799
Coresite Realty Corp.	1,200	31,992
Cousins Properties, Inc.	3,647	27,681
CreXus Investment Corp.	2,150	22,532
[12]CubeSmart	4,714	56,521
12CYS Investments, Inc.	2,930	42,368
12DCT Industrial Trust, Inc.	9,315	58,312
Diamondrock Hospitality Co.	6,067	57,394
12DuPont Fabros Technology, Inc.	2,465	66,309
Dynex Capital, Inc.	1,870	19,429
[12]EastGroup Properties, Inc.	1,254	67,064
Education Realty Trust, Inc.	3,761	44,079
Entertainment Properties Trust	1,709	77,178
[12]Equity One, Inc.	2,152	46,677
Excel Trust, Inc.	880	10,771
*FelCor Lodging Trust, Inc.	4,680	22,651
*,12First Industrial Realty Trust, Inc.	2,962	37,736
First Potomac Realty Trust	1,574	18,243
Franklin Street Properties Corp.	2,057	21,331
[12]Getty Realty Corp.	827	15,366
[12]Gladstone Commercial Corp.	440	7,608
[12]Glimcher Realty Trust	5,605	56,162
[12]Government Properties Income Trust	1,040	23,816
Healthcare Realty Trust, Inc.	2,726	66,951
Hersha Hospitality Trust	4,978	24,193

[12]Highwoods Properties, Inc.	3,285	111,263
Hudson Pacific Properties, Inc.	1,030	18,313
Inland Real Estate Corp.	3,105	24,778
[12]Invesco Mortgage Capital, Inc.	3,490	69,067
Investors Real Estate Trust	2,297	18,744
*,12iStar Financial, Inc.	3,130	21,034
Kite Realty Group Trust	2,600	13,078
12LaSalle Hotel Properties	3,041	79,857
[12]Lexington Realty Trust	4,171	37,289
LTC Properties, Inc.	1,142	40,769
[12]Medical Properties Trust, Inc.	4,175	41,124
Mission West Properties, Inc.	635	5,594
Monmouth Real Estate Investment Corp.	1,802	20,074
[12]National Health Investors, Inc.	1,084	58,200
[12]NorthStar Realty Finance Corp.	4,890	26,944
[12]Omega Healthcare Investors, Inc.	4,855	117,685
Parkway Properties, Inc.	639	7,112
[12]Pebblebrook Hotel Trust	1,920	43,622
Pennsylvania Real Estate Investment Trust	1,651	23,708
PennyMac Mortgage Investment Trust	1,170	24,652
[12]Potlatch Corp.	1,751	60,602
12PS Business Parks, Inc.	739	49,964
12RAIT Financial Trust	2,807	13,024
Ramco-Gershenson Properties Trust	1,564	19,925
Redwood Trust, Inc.	2,529	32,599
[12]Resource Capital Corp.	2,312	12,600
[12]Retail Opportunity Investments Corp.	2,360	28,768
12RLJ Lodging Trust	3,160	55,616
Sabra Health Care REIT, Inc.	1,233	22,835
Saul Centers, Inc.	438	18,238
[12]Sovran Self Storage, Inc.	1,467	83,766
STAG Industrial, Inc.	1,390	20,099
[12]Starwood Property Trust, Inc.	3,810	84,811
*,12Strategic Hotels & Resorts, Inc.	8,820	53,449
Summit Hotel Properties, Inc.	1,570	13,031
[12]Sun Communities, Inc.	1,221	56,886
*Sunstone Hotel Investors, Inc.	3,384	33,874
Terreno Realty Corp.	130	1,938
[12]Two Harbors Investment Corp.	6,680	76,620
UMH Properties, Inc.	410	4,584
Universal Health Realty Income Trust	597	25,993
Urstadt Biddle Properties, Inc.	555	10,539
Washington Real Estate Investment Trust	2,322	61,997
[12]Whitestone REIT	550	7,508
Winthrop Realty Trust	1,120	13,619

		$3,117,034

Real Estate Management & Development - 0.2%
*AV Homes, Inc.	512	6,339
*Forestar Group, Inc.	1,798	20,461
Kennedy-Wilson Holdings, Inc.	1,050	14,364
*Tejon Ranch Co.	798	20,740
*,12Zillow, Inc.	310	11,675

		$73,579

Thrifts & Mortgage Finance - 1.1%
[12]Astoria Financial Corp.	2,560	24,115
Bank Mutual Corp.	3,641	15,511
BankFinancial Corp.	1,681	13,213
*Beneficial Mutual Bancorp, Inc.	150	1,284
Berkshire Hills Bancorp, Inc.	741	16,643
*Bofi Holding, Inc.	270	5,446
Brookline Bancorp, Inc.	2,308	19,410
*Cape Bancorp, Inc.	640	5,939
Charter Financial Corp.	1,160	10,289
[12]Clifton Savings Bancorp, Inc.	1,170	11,407
Dime Community Bancshares, Inc.	1,113	16,139
*Doral Financial Corp.	3,288	4,472
12ESB Financial Corp.	360	5,072
ESSA Bancorp, Inc.	510	5,391
Federal Agricultural Mortgage Corp.	470	11,816
First Financial Holdings, Inc.	964	11,375
[12]First Pactrust Bancorp, Inc.	500	5,625
Flushing Financial Corp.	684	9,651
Fox Chase Bancorp, Inc.	980	14,602
*Franklin Financial Corp.	620	10,007
Home Federal Bancorp, Inc.	653	6,478
[12]Home Loan Servicing Solutions Ltd.	1,090	15,674
Kearny Financial Corp.	19	185
*Meridian Interstate Bancorp, Inc.	220	3,381
*MGIC Investment Corp.	5,170	12,460
[12]Northfield Bancorp, Inc.	446	6,677
[12]Northwest Bancshares, Inc.	1,648	19,199
OceanFirst Financial Corp.	48	653

*Ocwen Financial Corp.	4,096	80,937
Oritani Financial Corp.	1,940	27,335
Provident Financial Services, Inc.	2,565	39,065
Provident New York Bancorp	1,054	8,706
[12]Radian Group, Inc.	4,826	13,513
Rockville Financial, Inc.	672	7,829
Roma Financial Corp.	100	909
Territorial Bancorp, Inc.	760	17,860
TrustCo Bank Corp.	4,690	25,842
United Financial Bancorp, Inc.	380	5,415
ViewPoint Financial Group, Inc.	621	10,933
Westfield Financial, Inc.	854	6,371
WSFS Financial Corp.	158	6,546

		$533,375

TOTAL FINANCIALS		$8,439,182

HEALTH CARE - 15.1%

Biotechnology - 4.6%
*,12Achillion Pharmaceuticals, Inc.	3,120	20,654
*Acorda Therapeutics, Inc.	2,023	48,694
*,12Aegerion Pharmaceuticals, Inc.	1,680	25,502
*Affymax, Inc.	2,025	32,866
*Alkermes PLC	5,723	106,391
*Allos Therapeutics, Inc.	4,008	7,094
*,12Alnylam Pharmaceuticals, Inc.	2,860	53,453
*AMAG Pharmaceuticals, Inc.	330	5,108
*Amicus Therapeutics, Inc.	1,960	9,663
*,12Anacor Pharmaceuticals, Inc.	50	295
*,12Arena Pharmaceuticals, Inc.	9,540	79,754
*Arqule, Inc.	3,040	18,392
*Array BioPharma, Inc.	3,453	17,748
*Astex Pharmaceuticals	2,500	6,200
*,12AVEO Pharmaceuticals, Inc.	1,390	18,209
*BioCryst Pharmaceuticals, Inc.	1,130	5,017
*,12Biospecifics Technologies Corp.	150	2,711
*,12Biotime, Inc.	260	1,004
*,12Celldex Therapeutics, Inc.	3,803	19,662
*,12Cepheid, Inc.	3,337	106,917
*,12Clovis Oncology, Inc.	1,040	18,398
*Codexis, Inc.	770	2,372
*,12Cubist Pharmaceuticals, Inc.	3,122	134,433
*,12Curis, Inc.	5,280	25,555
*,12Cytori Therapeutics, Inc.	2,187	5,730
*,12Dendreon Corp.	6,350	30,226
*Dusa Pharmaceuticals, Inc.	530	2,899
*Dyax Corp.	6,611	17,519
*Dynavax Technologies Corp.	6,770	26,132
*Emergent Biosolutions, Inc.	991	14,479
*Enzon Pharmaceuticals, Inc.	1,860	12,332
*Exact Sciences Corp.	3,500	35,875
*,12Exelixis, Inc.	8,152	50,950
*Genomic Health, Inc.	750	25,178
*Geron Corp.	6,027	10,366
*GTx, Inc.	350	1,232
*,12Halozyme Therapeutics, Inc.	4,431	39,968
*,12Idenix Pharmaceuticals, Inc.	3,412	34,564
*,12Immunogen, Inc.	3,418	55,167
*,12Immunomedics, Inc.	2,800	9,688
*,12Infinity Pharmaceuticals, Inc.	1,390	24,269
*InterMune, Inc.	2,626	23,188
*,12Ironwood Pharmaceuticals, Inc.	3,380	43,501
*,12Isis Pharmaceuticals, Inc.	5,022	60,867
*Keryx Biopharmaceuticals, Inc.	2,860	5,205
*Lexicon Pharmaceuticals, Inc.	9,060	21,925
*Ligand Pharmaceuticals, Inc.	1,235	23,897
*,12MannKind Corp.	7,517	17,890
*Maxygen, Inc.	1,716	10,347
*Momenta Pharmaceuticals, Inc.	2,030	28,867
*Neurocrine Biosciences, Inc.	2,837	21,561
*NewLink Genetics Corp.	1,170	13,900
*Novavax, Inc.	5,063	11,291
*NPS Pharmaceuticals, Inc.	4,262	32,860
*,12OncoGenex Pharmaceutical, Inc.	1,000	13,960
*,12Oncothyreon, Inc.	3,990	16,878
*,12Opko Health, Inc.	5,020	21,285
*,12Orexigen Therapeutics, Inc.	3,665	18,068
*,12Osiris Therapeutics, Inc.	704	6,139
12PDL BioPharma, Inc.	5,226	35,485
*,12Pharmacyclics, Inc.	2,640	140,474
*Progenics Pharmaceuticals, Inc.	1,876	9,774
*,12Raptor Pharmaceutical Corp.	3,240	16,135
*Rigel Pharmaceuticals, Inc.	1,731	18,937
*,12Sangamo Biosciences, Inc.	2,305	12,124
*,12Seattle Genetics, Inc.	4,895	128,053
*,12SIGA Technologies, Inc.	1,840	5,354
*,12Spectrum Pharmaceuticals, Inc.	3,510	49,105
*Sunesis Pharmaceuticals, Inc.	610	1,812
*,12Synageva BioPharma Corp.	240	12,014
*,12Synta Pharmaceuticals Corp.	2,000	14,700
*Targacept, Inc.	640	2,765
*,12Theravance, Inc.	3,256	94,847
*,12Threshold Pharmaceuticals, Inc.	1,280	8,883
*,12Trius Therapeutics, Inc.	1,740	9,587
*Vical, Inc.	1,980	6,851
*,12ZIOPHARM Oncology, Inc.	2,920	16,440

		$2,137,635
Health Care Equipment & Supplies - 3.6%
*Abaxis, Inc.	1,051	37,510
*,12ABIOMED, Inc.	1,412	31,841
*Accuray, Inc.	4,032	25,442
*,12Align Technology, Inc.	3,501	118,894
*Alphatec Holdings, Inc.	400	704
Analogic Corp.	638	40,845
*AngioDynamics, Inc.	989	10,889
*,12Antares Pharma, Inc.	580	2,801
*ArthroCare Corp.	1,020	30,172
*AtriCure, Inc.	750	6,278
Atrion Corp.	90	18,540
*Biolase Technology, Inc.	1	2
Cantel Medical Corp.	846	22,098
*Cardiovascular Systems, Inc.	1,160	10,626
*,12Cerus Corp.	5,250	15,855
*,12Conceptus, Inc.	2,010	37,346
CONMED Corp.	673	18,467
*CryoLife, Inc.	1,550	8,618
*,12Cyberonics, Inc.	1,350	58,455
*Cynosure, Inc.	603	15,099
*DexCom, Inc.	3,063	33,724
*Endologix, Inc.	3,300	38,775
*Exactech, Inc.	622	10,294
*Greatbatch, Inc.	501	11,438
*,12Haemonetics Corp.	1,255	90,247
*,12Hansen Medical, Inc.	2,673	4,731
*,12HeartWare International, Inc.	650	58,039
*ICU Medical, Inc.	557	29,705
*,12Insulet Corp.	2,181	42,660
*Integra LifeSciences Holdings Corp.	897	34,499
Invacare Corp.	1,014	14,287
*IRIS International, Inc.	895	9,299
*,12MAKO Surgical Corp.	1,930	24,588
*,12Masimo Corp.	2,681	60,054
[12]Meridian Bioscience, Inc.	2,014	33,654
*Merit Medical Systems, Inc.	1,390	18,779
*Natus Medical, Inc.	1,973	24,386
*,12Navidea Biopharmaceuticals, Inc.	5,150	19,673
*Neogen Corp.	1,243	47,818
*NuVasive, Inc.	1,510	31,544
*NxStage Medical, Inc.	1,421	21,386
*OraSure Technologies, Inc.	3,017	32,010
*Orthofix International NV	901	36,950
*Palomar Medical Technologies, Inc.	1,323	10,597
*,12Quidel Corp.	1,817	28,472
*,12Rockwell Medical Technologies, Inc.	1,370	12,357
*RTI Biologics, Inc.	970	3,453
*Solta Medical, Inc.	3,890	12,720

*Spectranetics Corp.	1,838	21,688
*Staar Surgical Co.	1,250	6,425
12STERIS Corp.	2,700	81,351
*SurModics, Inc.	700	11,158
*Symmetry Medical, Inc.	1,308	10,137
*Tornier NV	370	8,073
*,12Unilife Corp.	4,240	13,398
*Vascular Solutions, Inc.	250	3,335
*,12Volcano Corp.	2,669	70,595
[12]West Pharmaceutical Services, Inc.	1,440	71,683
*Wright Medical Group, Inc.	1,460	27,214
Young Innovations, Inc.	390	14,075
*Zeltiq Aesthetics, Inc.	40	206

		$1,645,959

Health Care Providers & Services - 3.3%
*,12Accretive Health, Inc.	2,950	40,061
*,12Air Methods Corp.	641	69,888
*Almost Family, Inc.	248	5,458
*,12Amedisys, Inc.	256	3,121
*AMN Healthcare Services, Inc.	1,978	11,552
*Amsurg Corp.	1,180	34,857
Assisted Living Concepts, Inc.	734	10,283
*,12Bio-Reference Labs, Inc.	988	24,453
*BioScrip, Inc.	1,960	12,466
*Capital Senior Living Corp.	1,128	12,679
*,12Centene Corp.	2,637	100,311
[12]Chemed Corp.	985	61,828
*Chindex International, Inc.	861	8,997
*Corvel Corp.	100	4,614
*Cross Country Healthcare, Inc.	2,924	13,333
*,12Emeritus Corp.	1,276	21,628
Ensign Group, Inc.	869	24,375
*ExamWorks Group, Inc.	1,170	15,269
*Five Star Quality Care, Inc.	3,460	12,352
*Gentiva Health Services, Inc.	377	2,511
*Hanger, Inc.	1,233	31,774
*HealthSouth Corp.	4,814	107,834
*Healthways, Inc.	1,610	18,048
*,12HMS Holdings Corp.	4,357	149,924
*IPC The Hospitalist Co., Inc.	840	36,120
*Kindred Healthcare, Inc.	1,805	17,093
Landauer, Inc.	486	27,683
*LHC Group, Inc.	17	304
*Magellan Health Services, Inc.	1,055	50,851
*Metropolitan Health Networks, Inc.	2,105	17,745
*MModal, Inc.	2,280	32,650
*,12Molina Healthcare, Inc.	1,372	33,491
*MWI Veterinary Supply, Inc.	690	62,852
National Healthcare Corp.	460	20,088
National Research Corp.	210	10,567
[12]Owens & Minor, Inc.	3,056	86,210
*PharMerica Corp.	539	5,546
*Providence Service Corp.	510	6,579
*PSS World Medical, Inc.	2,652	55,400
*,12Select Medical Holdings Corp.	690	7,349
*Skilled Healthcare Group, Inc.	1,839	9,986
*Sun Healthcare Group, Inc.	583	4,874
*,12Sunrise Senior Living, Inc.	2,820	18,838
*Team Health Holdings, Inc.	1,140	30,438
*Triple-S Management Corp.	351	6,395

*Universal American Corp.	1,093	9,793
US Physical Therapy, Inc.	812	20,844
*Vanguard Health Systems, Inc.	1,470	12,495
*,12WellCare Health Plans, Inc.	1,890	122,510

		$1,504,317

Health Care Technology - 0.8%
*,12Athenahealth, Inc.	1,800	164,700
Computer Programs & Systems, Inc.	573	28,364
*,12Epocrates, Inc.	1,410	10,631
*HealthStream, Inc.	1,130	31,572
*MedAssets, Inc.	1,899	25,048
*Medidata Solutions, Inc.	1,120	39,659
*Merge Healthcare, Inc.	2,830	8,377
*Omnicell, Inc.	1,348	17,591
Quality Systems, Inc.	1,856	29,993

		$355,935

Life Sciences Tools & Services - 0.5%
*Affymetrix, Inc.	3,504	14,682
*,12BG Medicine, Inc.	280	1,870
*Cambrex Corp.	2,204	20,343
*,12Fluidigm Corp.	1,600	20,816
*Furiex Pharmaceuticals, Inc.	720	13,838
*Harvard Bioscience, Inc.	650	2,405
*Luminex Corp.	1,688	28,915
*Medtox Scientific, Inc.	700	18,900
*Pacific Biosciences of California, Inc.	1,380	2,498
*PAREXEL International Corp.	2,989	82,257
*,12Sequenom, Inc.	6,042	16,978

		$223,502

Pharmaceuticals - 2.3%
*,12Acura Pharmaceuticals, Inc.	1,700	3,162
*,12Akorn, Inc.	2,550	34,859
*Ampio Pharmaceuticals, Inc.	1,230	3,752
*,12Auxilium Pharmaceuticals, Inc.	2,201	59,295
*,12AVANIR Pharmaceuticals, Inc.	8,550	24,453
*Cadence Pharmaceuticals, Inc.	2,659	11,274
*,12Corcept Therapeutics, Inc.	490	1,774
*Cornerstone Therapeutics, Inc.	20	154
*Depomed, Inc.	4,130	22,798
*,12Endocyte, Inc.	1,160	8,920
*Hi-Tech Pharmacal Co., Inc.	270	9,277
*,12Impax Laboratories, Inc.	3,180	70,660
*Jazz Pharmaceuticals PLC	2,150	103,351
*Lannett Co., Inc.	460	2,176
*,12MAP Pharmaceuticals, Inc.	1,184	16,706
*,12Medicines Co.	2,479	62,074
[12]Medicis Pharmaceutical Corp.	3,057	100,636
*,12Nektar Therapeutics	4,942	42,106
*Obagi Medical Products, Inc.	1,500	23,010
*,12Optimer Pharmaceuticals, Inc.	2,095	28,618
*,12Pacira Pharmaceuticals, Inc.	980	15,004
*Pain Therapeutics, Inc.	2,020	7,434
*Par Pharmaceutical Cos., Inc.	1,800	89,928
*Pozen, Inc.	725	4,575
*,12Questcor Pharmaceuticals, Inc.	2,639	97,300
*,12Sagent Pharmaceuticals, Inc.	320	6,240
*Santarus, Inc.	3,410	24,791
*Sciclone Pharmaceuticals, Inc.	2,900	16,675
*Sucampo Pharmaceuticals, Inc.	892	3,604
*,12ViroPharma, Inc.	2,624	56,967
*,12Vivus, Inc.	5,006	105,276
*XenoPort, Inc.	1,044	8,227
*Zogenix, Inc.	3,430	7,546

		$1,072,622

TOTAL HEALTH CARE		$6,939,970

INDUSTRIALS - 15.7%

Aerospace & Defense - 1.6%
AAR Corp.	776	11,027
*Aerovironment, Inc.	614	14,343
American Science & Engineering, Inc.	354	20,192
*,12Astronics Corp.	641	19,206
Ceradyne, Inc.	1,072	23,584
[12]Cubic Corp.	628	30,376
Curtiss-Wright Corp.	1,416	42,438
*Digitalglobe, Inc.	1,260	24,532
*Esterline Technologies Corp.	1,067	62,654
*,12GenCorp., Inc.	3,549	29,989
*GeoEye, Inc.	839	21,336
12HEICO Corp.	2,451	87,476
*,12Hexcel Corp.	4,723	109,999
*KEYW Holding Corp.	450	4,955
*Kratos Defense & Security Solutions, Inc.	1,461	8,255

*LMI Aerospace, Inc.	657	11,846
*Moog, Inc.	1,756	63,901
[12]National Presto Industries, Inc.	282	18,764
*Orbital Sciences Corp.	1,351	17,698
*Taser International, Inc.	3,071	16,614
*,12Teledyne Technologies, Inc.	1,444	89,961

		$729,146

Air Freight & Logistics - 0.4%
*Air Transport Services Group, Inc.	3,040	14,683
*Atlas Air Worldwide Holdings, Inc.	924	41,913
*,12Echo Global Logistics, Inc.	470	8,479
Forward Air Corp.	1,461	48,885
*Hub Group, Inc.	2,012	59,857
*Pacer International, Inc.	2,385	10,017
*Park-Ohio Holdings Corp.	320	5,494

		$189,328

Airlines - 0.9%
*,12Alaska Air Group, Inc.	3,414	118,978
*,12Allegiant Travel Co.	734	52,158
*Hawaiian Holdings, Inc.	2,093	13,332
*,12JetBlue Airways Corp.	7,334	40,410
*Republic Airways Holdings, Inc.	3,001	13,655
SkyWest, Inc.	1,703	11,921
*,12Spirit Airlines, Inc.	2,210	47,537
*,12US Airways Group, Inc.	8,056	92,322

		$390,313

Building Products - 0.7%
AAON, Inc.	698	12,752
*Ameresco, Inc.	770	9,363
*American Woodmark Corp.	615	10,252
12AO Smith Corp.	1,398	69,089
Apogee Enterprises, Inc.	1,290	20,885
*Builders FirstSource, Inc.	2,780	10,008
*Gibraltar Industries, Inc.	1,280	12,186
Griffon Corp.	1,599	14,055
Insteel Industries, Inc.	130	1,295
*NCI Building Systems, Inc.	582	6,262
Quanex Building Products Corp.	1,423	24,049
Simpson Manufacturing Co., Inc.	1,211	29,355
*Trex Co., Inc.	669	17,046
Universal Forest Products, Inc.	646	20,627
*,12USG Corp.	3,900	63,336

		$320,560

Commercial Services & Supplies - 2.5%
ABM Industries, Inc.	1,829	34,019
*ACCO Brands Corp.	5,130	43,451
*American Reprographics Co.	918	4,012
*AT Cross Co.	1,030	9,919
Brink’s Co.	2,290	53,128
*Casella Waste Systems, Inc.	1,750	8,838
*,12Cenveo, Inc.	593	1,121
Compx International, Inc.	70	899
*Consolidated Graphics, Inc.	502	11,902
Courier Corp.	104	1,156
[12]Deluxe Corp.	2,445	69,242
*Encore Capital Group, Inc.	985	27,580
*EnergySolutions, Inc.	2,221	3,687
*EnerNOC, Inc.	834	5,288
Ennis, Inc.	1,159	16,620
G&K Services, Inc.	884	27,855
*Geo Group, Inc.	2,368	54,748
[12]Healthcare Services Group, Inc.	3,375	73,170
*,12Heritage-Crystal Clean, Inc.	550	9,614
Herman Miller, Inc.	2,785	50,965
HNI Corp.	2,243	59,597
*,12InnerWorkings, Inc.	1,580	18,944
Interface, Inc.	2,785	36,929
Intersections, Inc.	80	1,139
Kimball International, Inc.	1,870	17,485
Knoll, Inc.	2,222	30,419
McGrath Rentcorp	1,070	28,473
*Metalico, Inc.	5,193	10,074
[12]Mine Safety Appliances Co.	1,423	48,837
*Mobile Mini, Inc.	1,078	15,437
Multi-Color Corp.	681	13,239
NL Industries, Inc.	42	496
*,12Portfolio Recovery Associates, Inc.	909	76,974
[12]Quad/Graphics, Inc.	300	4,617
Schawk, Inc.	343	3,903
*Standard Parking Corp.	588	12,471
Steelcase, Inc.	2,860	24,510
*Sykes Enterprises, Inc.	1,442	21,327
*Team, Inc.	1,064	33,133
*,12Tetra Tech, Inc.	2,594	66,692
*,12TMS International Corp.	1,160	11,345
*TRC Cos., Inc.	320	2,102
[12]UniFirst Corp.	588	36,821
[12]United Stationers, Inc.	1,668	42,050
US Ecology, Inc.	1,024	19,968
Viad Corp.	1,135	19,670

		$1,163,866

Construction & Engineering - 0.7%
*Aegion Corp.	1,403	24,412
Argan, Inc.	160	2,530
Comfort Systems USA, Inc.	351	3,436
*Dycom Industries, Inc.	1,557	27,123
12EMCOR Group, Inc.	2,462	64,824
*Furmanite Corp.	2,481	11,115
Granite Construction, Inc.	1,130	29,267
Great Lakes Dredge & Dock Corp.	2,646	18,866
*Layne Christensen Co.	550	11,605
*,12MasTec, Inc.	2,514	40,123
*Michael Baker Corp.	490	12,358
*MYR Group, Inc.	1,100	17,952
*Northwest Pipe Co.	401	9,764
*Orion Marine Group, Inc.	268	1,938
*Pike Electric Corp.	1,200	10,284
Primoris Services Corp.	1,470	18,155
*Sterling Construction Co., Inc.	485	4,816
*Tutor Perini Corp.	1,671	18,983

		$327,551

Electrical Equipment - 1.3%
*,12A123 Systems, Inc.	4,740	2,086
[12]Acuity Brands, Inc.	2,063	119,530
*,12American Superconductor Corp.	815	3,024
AZZ, Inc.	1,354	41,581
Belden, Inc.	2,374	76,277
Brady Corp.	1,909	50,646

*,12Capstone Turbine Corp.	19,770	20,561
Coleman Cable, Inc.	1,220	10,577
Encore Wire Corp.	417	11,426
*EnerSys	1,837	62,734
Franklin Electric Co., Inc.	1,136	64,082
*,12FuelCell Energy, Inc.	10,304	10,716
Generac Holdings, Inc.	1,060	24,189
Global Power Equipment Group, Inc.	370	7,603
*II-VI, Inc.	2,834	49,425
LSI Industries, Inc.	33	213
*Powell Industries, Inc.	309	10,589
Preformed Line Products Co.	194	10,501
*,12Thermon Group Holdings, Inc.	900	19,332
Vicor Corp.	689	4,623

		$599,715

Industrial Conglomerates - 0.2%
[12]Raven Industries, Inc.	1,842	60,289
*Seaboard Corp.	7	15,400
Standex International Corp.	648	27,721

		$103,410

Machinery - 3.4%
*Accuride Corp.	1,350	7,007

Actuant Corp.	2,600	73,996
Alamo Group, Inc.	229	6,556
Albany International Corp.	1,310	23,449
Altra Holdings, Inc.	1,173	19,378
*American Railcar Industries, Inc.	629	19,140
Ampco-Pittsburgh Corp.	26	408
*Astec Industries, Inc.	571	16,673
Barnes Group, Inc.	2,005	47,839
*Blount International, Inc.	2,940	41,807
Briggs & Stratton Corp.	1,878	32,752
Cascade Corp.	493	23,225
*,12Chart Industries, Inc.	1,439	93,334
CIRCOR International, Inc.	858	26,418
12CLARCOR, Inc.	2,548	123,196
*Columbus McKinnon Corp.	855	12,577
*Commercial Vehicle Group, Inc.	1,240	9,560
[12]Douglas Dynamics, Inc.	510	6,819
Dynamic Materials Corp.	675	11,279
*Energy Recovery, Inc.	2,459	5,533
*EnPro Industries, Inc.	827	28,507
ESCO Technologies, Inc.	1,092	39,323
*Federal Signal Corp.	1,929	10,937
*Flow International Corp.	1,261	4,035
FreightCar America, Inc.	423	8,604
Gorman-Rupp Co.	980	27,205
Graham Corp.	665	11,338
*Greenbrier Cos., Inc.	750	12,225
*Hurco Cos., Inc.	510	10,404
John Bean Technologies Corp.	740	10,841
*Kadant, Inc.	714	14,787
Kaydon Corp.	952	20,087
LB Foster Co.	306	9,055
[12]Lindsay Corp.	668	47,361
*Meritor, Inc.	4,070	19,048
Met-Pro Corp.	170	1,538
*,12Middleby Corp.	994	97,332
Miller Industries, Inc.	50	821
Mueller Industries, Inc.	1,126	48,001
Mueller Water Products, Inc.	6,500	23,010
NACCO Industries, Inc.	216	21,632
*NN, Inc.	120	1,080
*Omega Flex, Inc.	150	1,498
*PMFG, Inc.	1,007	8,056
*RBC Bearings, Inc.	1,097	51,383
Robbins & Myers, Inc.	1,459	66,881
[12]Sauer-Danfoss, Inc.	644	23,306
Sun Hydraulics Corp.	997	22,512
Tennant Co.	1,021	42,545
[12]Titan International, Inc.	2,265	46,818
*Trimas Corp.	1,870	40,654
Twin Disc, Inc.	493	9,653
*Wabash National Corp.	3,490	23,662
[12]Watts Water Technologies, Inc.	934	31,420
[12]Woodward, Inc.	3,361	112,829

		$1,549,334

Marine - 0.0%**
*Genco Shipping & Trading Ltd.	829	1,791
International Shipholding Corp.	45	832

		$2,623

Professional Services Industry - 1.3%
*,12Acacia Research Corp.	2,440	69,076
*Advisory Board Co.	1,656	74,503
Barrett Business Services, Inc.	220	5,746
*CBIZ, Inc.	597	3,158
CDI Corp.	453	7,320
[12]Corporate Executive Board Co.	1,610	74,269
*CRA International, Inc.	177	2,742
*Dolan Media Co.	1,269	6,193
*Exponent, Inc.	677	34,994
*Franklin Covey Co.	350	3,643
*FTI Consulting, Inc.	120	3,064
*GP Strategies Corp.	590	10,095
Heidrick & Struggles International, Inc.	400	5,352
*Hill International, Inc.	1,739	6,765
*Hudson Global, Inc.	540	2,457
*Huron Consulting Group, Inc.	1,292	43,515
*ICF International, Inc.	597	14,668
Insperity, Inc.	1,081	28,365
Kelly Services, Inc.	747	8,859
*Kforce, Inc.	1,303	15,076
*Korn/Ferry International	1,474	19,398
*Mistras Group, Inc.	780	17,534
*Navigant Consulting, Inc.	2,422	28,168
*,12Odyssey Marine Exploration, Inc.	3,200	12,032
*On Assignment, Inc.	2,255	35,155
*Pendrell Corp.	4,630	5,139
Resources Connection, Inc.	1,485	16,766
*RPX Corp.	1,140	14,307
*TrueBlue, Inc.	2,311	35,173
VSE Corp.	336	7,715

		$611,247

Road & Rail - 1.5%
[12]Amerco, Inc.	312	29,141
Arkansas Best Corp.	1,556	21,302
*,12Avis Budget Group, Inc.	5,380	77,311
Celadon Group, Inc.	1,348	20,126
*,12Dollar Thrifty Automotive Group, Inc.	1,260	93,744
*,12Genesee & Wyoming, Inc.	2,017	125,175
[12]Heartland Express, Inc.	1,848	25,687
[12]Knight Transportation, Inc.	2,647	40,579
Marten Transport Ltd.	729	13,086
*,12Old Dominion Freight Line, Inc.	2,460	104,304
*Patriot Transportation Holding, Inc.	250	5,810
*Quality Distribution, Inc.	50	505
*RailAmerica, Inc.	720	19,750
*Roadrunner Transportation Systems, Inc.	150	2,620
*Saia, Inc.	539	12,181
*Swift Transportation Co.	4,180	34,694
Universal Truckload Services, Inc.	380	5,658
Werner Enterprises, Inc.	1,871	43,183
*,12Zipcar, Inc.	1,150	11,995

		$686,851

Trading Companies & Distributors - 1.2%
Aceto Corp.	1,663	14,601
Aircastle Ltd.	2,575	30,462
[12]Applied Industrial Technologies, Inc.	2,180	81,009
*,12Beacon Roofing Supply, Inc.	2,414	63,995
*CAI International, Inc.	460	9,513
*DXP Enterprises, Inc.	360	15,912

*H&E Equipment Services, Inc.	1,075	15,179
Houston Wire & Cable Co.	1,199	13,729
*Interline Brands, Inc.	1,128	28,629
Kaman Corp.	1,322	43,071
*Rush Enterprises, Inc.	1,160	18,734
SeaCube Container Leasing Ltd.	330	5,795
12TAL International Group, Inc.	1,179	40,263
[12]Textainer Group Holdings Ltd.	534	20,089
*,12Titan Machinery, Inc.	1,060	30,146
[12]Watsco, Inc.	1,433	97,358

		$528,485

Transportation Infrastructure - 0.0%**
*,12Wesco Aircraft Holdings, Inc.	860	11,481

TOTAL INDUSTRIALS		$7,213,910

INFORMATION TECHNOLOGY - 18.0%

Communications Equipment - 2.0%
12ADTRAN, Inc.	3,261	70,372
*Anaren, Inc.	571	11,460
*Arris Group, Inc.	4,331	54,960
*,12Aruba Networks, Inc.	5,655	80,188
*Aviat Networks, Inc.	3,568	8,064
[12]Bel Fuse, Inc.	397	7,158

Black Box Corp.	528	14,066
*Calix, Inc.	854	3,937
*,12Ciena Corp.	2,940	47,128
Comtech Telecommunications Corp.	739	20,189
*Digi International, Inc.	812	7,430
*Emulex Corp.	2,470	15,981
*Extreme Networks	3,736	11,955
*,12Finisar Corp.	3,180	39,527
*Globecomm Systems, Inc.	1,116	11,361
*Harmonic, Inc.	3,812	16,163
*,12Infinera Corp.	6,116	33,760
[12]InterDigital, Inc.	2,248	61,370
*,12Ixia	2,545	39,448
*KVH Industries, Inc.	1,410	18,401
Loral Space & Communications, Inc.	501	36,047
*,12NETGEAR, Inc.	1,587	54,958
*Oclaro, Inc.	820	2,296
*Oplink Communications, Inc.	811	10,754
Plantronics, Inc.	1,726	56,647
*Procera Networks, Inc.	960	24,461
*ShoreTel, Inc.	3,890	18,205
*Sonus Networks, Inc.	8,190	13,595
*Sycamore Networks, Inc.	725	10,331
*Symmetricom, Inc.	878	5,259
*,12Ubiquiti Networks, Inc.	760	10,746
*,12ViaSat, Inc.	1,772	67,868
*Westell Technologies, Inc.	5,460	11,957

		$896,042

Computers & Peripherals - 0.8%
*,123D Systems Corp.	2,270	86,260
*Avid Technology, Inc.	1,047	9,643
*Cray, Inc.	2,250	27,967
*Electronics For Imaging, Inc.	2,098	30,673
*Imation Corp.	2,508	13,970
*Immersion Corp.	1,927	10,772
*Intermec, Inc.	2,372	14,279
*Intevac, Inc.	486	2,853
*Quantum Corp.	8,960	13,261
*,12Silicon Graphics International Corp.	600	3,990
*STEC, Inc.	1,556	12,557
*,12Stratasys, Inc.	1,020	62,506
*Super Micro Computer, Inc.	1,228	15,239
*Synaptics, Inc.	1,523	40,177

		$344,147

Electronic Equipment, Instruments & Components Industry - 2.6%
*Aeroflex Holding Corp.	760	4,568
*Agilysys, Inc.	1,570	13,643
Anixter International, Inc.	1,185	67,438
Badger Meter, Inc.	588	19,927
*Benchmark Electronics, Inc.	2,020	31,835
*Brightpoint, Inc.	2,425	21,752
*Checkpoint Systems, Inc.	1,723	13,250
Cognex Corp.	1,920	64,896
*Coherent, Inc.	924	45,119
CTS Corp.	988	8,793
Daktronics, Inc.	1,458	11,270
*DTS, Inc.	1,107	20,623
*Echelon Corp.	89	287
Electro Rent Corp.	784	13,140
Electro Scientific Industries, Inc.	1,343	16,667
*,12Fabrinet	740	9,827
*FARO Technologies, Inc.	973	41,868
FEI Co.	1,942	92,653
*GSI Group, Inc.	670	6,901
*Insight Enterprises, Inc.	1,680	28,157
*,12InvenSense, Inc.	2,150	27,735
*Kemet Corp.	1,670	8,066
*LeCroy Corp.	1,030	14,719
Littelfuse, Inc.	1,045	56,054
*Maxwell Technologies, Inc.	288	1,875
*Measurement Specialties, Inc.	791	23,556
*Mercury Computer Systems, Inc.	995	11,612
Methode Electronics, Inc.	1,387	12,206
MTS Systems Corp.	940	40,862
*Multi-Fineline Electronix, Inc.	653	17,089
*,12NeoPhotonics Corp.	460	2,282
*Newport Corp.	1,682	18,923
*,12OSI Systems, Inc.	979	63,185
Park Electrochemical Corp.	322	8,697
PC Connection, Inc.	319	3,793
*,12Plexus Corp.	1,598	45,895
*Power-One, Inc.	2,710	13,550
*Radisys Corp.	2,062	7,031
*,12RealD, Inc.	2,320	22,504
Richardson Electronics Ltd.	1,100	13,475
*Rofin-Sinar Technologies, Inc.	1,223	22,173
*Rogers Corp.	662	23,733
*Sanmina-SCI Corp.	2,650	22,631
*ScanSource, Inc.	1,051	30,342
*,12SYNNEX Corp.	862	29,161
*TTM Technologies, Inc.	2,289	25,042
*,12Universal Display Corp.	2,117	67,236
*Viasystems Group, Inc.	20	308
*Vishay Precision Group, Inc.	480	6,528
*Zygo Corp.	610	10,907

		$1,183,784

Internet Software & Services - 2.5%
*,12Active Network, Inc.	2,140	30,367
*,12Ancestry.com, Inc.	1,420	47,527
*,12Angie’s List, Inc.	1,360	17,680
*,12Bankrate, Inc.	2,230	35,569
*Blucora, Inc.	514	7,839
*,12Carbonite, Inc.	1,460	14,162
*comScore, Inc.	2,075	31,955
*Constant Contact, Inc.	1,603	26,882
*,12Cornerstone OnDemand, Inc.	1,850	43,993
*,12CoStar Group, Inc.	1,362	112,406
*DealerTrack Holdings, Inc.	2,008	58,573
*,12Demand Media, Inc.	1,480	16,458
*,12Dice Holdings, Inc.	1,000	7,540
*Digital River, Inc.	1,261	22,433
EarthLink, Inc.	3,213	22,009
*Envestnet, Inc.	540	6,593
*Internap Network Services Corp.	2,485	16,003
*IntraLinks Holdings, Inc.	1,460	6,366
[12]j2 Global, Inc.	2,075	62,105
Keynote Systems, Inc.	829	11,399
*,12KIT Digital, Inc.	1,060	3,392
*Limelight Networks, Inc.	4,342	12,071
*,12Liquidity Services, Inc.	1,190	54,407
*,12LivePerson, Inc.	3,020	56,474
*LogMeIn, Inc.	1,100	20,845
Marchex, Inc.	405	1,405
*Move, Inc.	2,590	23,854
NIC, Inc.	3,803	51,188
*OpenTable, Inc.	1,250	45,450
*Perficient, Inc.	1,026	13,636
*,12QuinStreet, Inc.	1,360	12,335
RealNetworks, Inc.	719	5,579
*Responsys, Inc.	1,950	21,743
*Saba Software, Inc.	1,920	16,013
*SciQuest, Inc.	530	9,021
*SPS Commerce, Inc.	820	26,527
*Stamps.com, Inc.	870	18,401
*Support.com, Inc.	4,191	11,944
*TechTarget, Inc.	1,335	5,487
*,12Travelzoo, Inc.	250	5,403
United Online, Inc.	2,573	10,910
*Unwired Planet, Inc.	5,890	11,544
*,12ValueClick, Inc.	3,879	60,939
*,12VistaPrint NV	290	10,005
*Vocus, Inc.	994	17,196
*Web.com Group, Inc.	1,910	29,605

*XO Group, Inc.	844	7,267
*Zix Corp.	3,220	7,857

		$1,168,357

IT Services - 2.1%
*Acxiom Corp.	2,461	41,271
*,12CACI International, Inc.	923	52,103
*Cardtronics, Inc.	2,360	73,184
Cass Information Systems, Inc.	280	10,640
*CIBER, Inc.	3,842	14,408
*Computer Task Group, Inc.	1,060	15,805
Convergys Corp.	3,500	51,590
*CSG Systems International, Inc.	1,330	23,448
*Euronet Worldwide, Inc.	1,846	33,745
*ExlService Holdings, Inc.	1,165	28,717
Forrester Research, Inc.	735	20,977
*Global Cash Access Holdings, Inc.	3,551	22,939
*Hackett Group, Inc.	1,523	7,173
[12]Heartland Payment Systems, Inc.	1,909	60,515
*,12Higher One Holdings, Inc.	120	1,331
*iGATE Corp.	1,968	31,291
*Lionbridge Technologies, Inc.	1,870	5,760
[12]Mantech International Corp.	831	18,224
12MAXIMUS, Inc.	1,634	82,517
*ModusLink Global Solutions, Inc.	1,459	4,990
*MoneyGram International, Inc.	737	11,468
*PRGX Global, Inc.	70	532
Sapient Corp.	6,010	59,860
*,12ServiceSource International, Inc.	3,110	35,081
Syntel, Inc.	875	50,864
*TeleTech Holdings, Inc.	1,318	21,694
*TNS, Inc.	1,256	21,264
*,12Unisys Corp.	1,631	31,690
*Virtusa Corp.	1,109	16,801
*,12Wright Express Corp.	2,006	129,146

		$979,028

Semiconductors & Semiconductor Equipment - 3.5%
*Advanced Energy Industries, Inc.	1,022	12,591
*Alpha & Omega Semiconductor Ltd.	130	1,002
*,12Amkor Technology, Inc.	2,944	15,692
*ANADIGICS, Inc.	310	394
*Applied Micro Circuits Corp.	2,234	12,778
*ATMI, Inc.	982	18,638
*Axcelis Technologies, Inc.	1,870	1,589
*AXT, Inc.	1,540	5,375
Brooks Automation, Inc.	2,324	21,520
Cabot Microelectronics Corp.	1,131	33,251
*,12Cavium, Inc.	2,474	66,847
*,12Ceva, Inc.	1,552	24,118
*,12Cirrus Logic, Inc.	3,320	122,076
Cohu, Inc.	843	7,250
CSR PLC	99	1,932
*,12Cymer, Inc.	1,256	71,856
*Diodes, Inc.	1,195	22,633
*DSP Group, Inc.	1,625	9,392
*Entegris, Inc.	4,400	35,420
*Entropic Communications, Inc.	2,100	12,600
*Exar Corp.	1,760	13,024
*,12First Solar, Inc.	1,590	24,709
*FormFactor, Inc.	2,571	15,735
*FSI International, Inc.	2,950	10,679
*GSI Technology, Inc.	440	2,108
*,12GT Advanced Technologies, Inc.	5,524	28,283
*Hittite Microwave Corp.	1,548	78,437
*,12Inphi Corp.	1,090	11,990
*Integrated Device Technology, Inc.	5,700	28,728
*Integrated Silicon Solution, Inc.	1,000	9,730
*Intermolecular, Inc.	1,430	9,524
*IXYS Corp.	1,532	15,473
*Kopin Corp.	3,208	11,645
*Lattice Semiconductor Corp.	5,280	19,589
*LTX-Credence Corp.	2,733	16,015
*MaxLinear, Inc.	1,510	7,127
*MEMC Electronic Materials, Inc.	5,040	9,677
Micrel, Inc.	2,356	22,005
*,12Microsemi Corp.	4,392	85,029
*Mindspeed Technologies, Inc.	920	2,171
*MIPS Technologies, Inc.	2,380	14,637
12MKS Instruments, Inc.	1,999	52,774
*Monolithic Power Systems, Inc.	1,407	27,268
*MoSys, Inc.	790	2,552
*Nanometrics, Inc.	1,180	17,924
*,12NVE Corp.	89	4,923
*OmniVision Technologies, Inc.	1,691	23,708
*PDF Solutions, Inc.	810	7,541
*Pericom Semiconductor Corp.	513	4,125
*Photronics, Inc.	3,240	18,954
*PLX Technology, Inc.	2,873	16,261
Power Integrations, Inc.	1,314	46,305
*Rambus, Inc.	1,660	6,972
*RF Micro Devices, Inc.	9,650	37,442
*,12Rubicon Technology, Inc.	702	7,055
*Rudolph Technologies, Inc.	1,177	11,770
*,12Semtech Corp.	3,240	77,404
*Sigma Designs, Inc.	1,225	8,330
*Silicon Image, Inc.	5,255	20,600
*Spansion, Inc.	2,330	23,882
*Standard Microsystems Corp.	1,154	42,594
*,12STR Holdings, Inc.	750	2,505
*Supertex, Inc.	640	10,874
Tessera Technologies, Inc.	2,136	30,865
*TriQuint Semiconductor, Inc.	6,905	38,944
*Ultra Clean Holdings	540	3,262
*Ultratech, Inc.	1,301	41,385
*,12Veeco Instruments, Inc.	1,450	51,779
*Volterra Semiconductor Corp.	1,312	30,150

		$1,601,417

Software - 4.5%
*Accelrys, Inc.	2,169	17,612
*,12ACI Worldwide, Inc.	1,934	85,115
*Actuate Corp.	1,033	6,673
*,12Advent Software, Inc.	1,674	38,100
American Software, Inc.	954	7,689
*,12Aspen Technology, Inc.	4,440	103,807
[12]Blackbaud, Inc.	2,222	59,950
*Bottomline Technologies, Inc.	1,427	27,099
*,12BroadSoft, Inc.	1,640	40,262
*Callidus Software, Inc.	1,750	8,102
*,12CommVault Systems, Inc.	2,181	105,822
*Deltek, Inc.	1,655	21,548
Digimarc Corp.	260	6,315
[12]Ebix, Inc.	1,368	29,672
*Ellie Mae, Inc.	1,210	24,805
EPIQ Systems, Inc.	161	1,818
[12]Fair Isaac Corp.	1,694	73,333
*FalconStor Software, Inc.	2,261	4,567
*,12Glu Mobile, Inc.	3,720	17,856
*Guidance Software, Inc.	680	6,705
*,12Guidewire Software, Inc.	970	24,890
*,12Imperva, Inc.	770	20,328
*Interactive Intelligence Group, Inc.	533	13,901
*,12JDA Software Group, Inc.	1,790	52,948
*,12Jive Software, Inc.	640	12,819
*Kenexa Corp.	1,418	33,763
*Manhattan Associates, Inc.	1,185	55,328
*,12Mentor Graphics Corp.	4,388	67,049
*,12MicroStrategy, Inc.	429	49,961
*Monotype Imaging Holdings, Inc.	1,688	24,780
*Netscout Systems, Inc.	1,851	43,239
[12]Opnet Technologies, Inc.	809	21,390
*Parametric Technology Corp.	5,847	125,944
[12]Pegasystems, Inc.	709	19,696
*,12Progress Software Corp.	2,454	47,706
*PROS Holdings, Inc.	866	12,072

*QAD, Inc.	607	8,468
*,12QLIK Technologies, Inc.	4,250	85,000
*Quest Software, Inc.	2,745	76,695
*,12RealPage, Inc.	1,750	38,885
*Rosetta Stone, Inc.	750	9,773
*Seachange International, Inc.	510	3,861
*,12Sourcefire, Inc.	1,398	71,368
*SS&C Technologies Holdings, Inc.	1,150	27,945
*Synchronoss Technologies, Inc.	1,329	25,410
*Take-Two Interactive Software, Inc.	4,201	36,885
*Tangoe, Inc.	1,810	34,734
*TeleNav, Inc.	770	4,443
*,12TiVo, Inc.	5,420	47,100
*,12Tyler Technologies, Inc.	1,519	59,271
*Ultimate Software Group, Inc.	1,347	120,516
*VASCO Data Security International, Inc.	1,965	18,176
*Verint Systems, Inc.	750	20,932
*,12VirnetX Holding Corp.	2,070	48,976
*Websense, Inc.	2,041	30,635

		$2,081,737

TOTAL INFORMATION TECHNOLOGY		$8,254,512

MATERIALS - 4.5%

Chemicals - 2.1%
A Schulman, Inc.	1,128	24,658
American Vanguard Corp.	1,384	32,372
Balchem Corp.	1,710	56,994
*Calgon Carbon Corp.	2,251	31,154
*,12Chemtura Corp.	3,650	49,348
*Ferro Corp.	3,032	9,308
*,12Flotek Industries, Inc.	2,060	20,126
[12]FutureFuel Corp.	810	7,881
Georgia Gulf Corp.	1,620	53,104
[12]Hawkins, Inc.	340	12,934
HB Fuller Co.	2,549	74,482
Innophos Holdings, Inc.	1,185	68,695
*Innospec, Inc.	790	24,585
KMG Chemicals, Inc.	10	179
Koppers Holdings, Inc.	1,074	35,378
*Kraton Performance Polymers, Inc.	520	12,178
*Landec Corp.	1,667	13,319
*LSB Industries, Inc.	971	31,198
[12]Minerals Technologies, Inc.	565	36,126
[12]Olin Corp.	3,605	72,965
*OM Group, Inc.	1,006	15,794
*Omnova Solutions, Inc.	2,140	15,579
PolyOne Corp.	4,659	68,627
Quaker Chemical Corp.	632	27,979
Sensient Technologies Corp.	1,832	64,945
*Spartech Corp.	2,190	11,147
Stepan Co.	249	22,076
*TPC Group, Inc.	700	26,950
Tredegar Corp.	40	592
Zep, Inc.	904	13,795
*,12Zoltek Cos., Inc.	1,627	13,569

		$948,037

Construction Materials - 0.3%
[12]Eagle Materials, Inc.	2,390	83,053
*Headwaters, Inc.	3,595	22,469
[12]Texas Industries, Inc.	800	33,416

*United States Lime & Minerals, Inc.	246	11,215

		$150,153

Containers & Packaging - 0.2%
*AEP Industries, Inc.	297	13,953
Boise, Inc.	3,180	23,532
*Graphic Packaging Holding Co.	6,470	36,232
Myers Industries, Inc.	1,512	24,857

		$98,574

Metals & Mining - 1.2%
*,12AM Castle & Co.	650	4,739
AMCOL International Corp.	1,120	34,384
*Century Aluminum Co.	1,500	9,165
*,12Coeur d’Alene Mines Corp.	3,990	65,077
*,12General Moly, Inc.	2,460	7,331
Globe Specialty Metals, Inc.	2,730	34,207
[12]Gold Resource Corp.	1,340	24,026
*,12Golden Minerals Co.	1,130	4,769
*Golden Star Resources Ltd.	6,730	7,941
Haynes International, Inc.	614	29,589
[12]Hecla Mining Co.	11,188	50,346
*Horsehead Holding Corp.	2,348	21,203
Kaiser Aluminum Corp.	711	38,778
Materion Corp.	772	15,154
*,12McEwen Mining, Inc.	5,550	16,595
*Metals USA Holdings Corp.	330	5,369
*Midway Gold Corp.	2,730	3,385
Noranda Aluminum Holding Corp.	2,340	14,578
Olympic Steel, Inc.	625	9,781
*,12Revett Minerals, Inc.	130	412
*RTI International Metals, Inc.	1,032	23,168
*Stillwater Mining Co.	3,384	30,050
*SunCoke Energy, Inc.	3,280	52,480
*Universal Stainless & Alloy	226	7,711
*,12Vista Gold Corp.	770	2,325
Worthington Industries, Inc.	1,839	39,906

		$552,469

Paper & Forest Products - 0.7%
Buckeye Technologies, Inc.	1,358	40,903
*Clearwater Paper Corp.	824	29,038
Deltic Timber Corp.	595	36,777
*KapStone Paper and Packaging Corp.	1,500	25,215
*Louisiana-Pacific Corp.	4,566	47,121
Neenah Paper, Inc.	861	23,127
PH Glatfelter Co.	1,863	29,640
[12]Schweitzer-Mauduit International, Inc.	634	43,175
Wausau Paper Corp.	2,800	23,772

		$298,768

TOTAL MATERIALS		$2,048,001
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.6%
*,128x8, Inc.	4,770	26,092
Atlantic Tele-Network, Inc.	400	13,984
*Cbeyond, Inc.	439	3,130
*Cincinnati Bell, Inc.	8,320	32,032
*,12Cogent Communications Group, Inc.	2,453	45,307
Consolidated Communications Holdings, Inc.	942	14,940
*,12Fairpoint Communications, Inc.	1,780	10,876
*General Communication, Inc.	1,642	15,500
HickoryTech Corp.	790	8,429
IDT Corp.	1,200	12,144
*inContact, Inc.	2,070	10,640
*,12Iridium Communications, Inc.	1,240	11,234
Lumos Networks Corp.	637	5,708
*Neutral Tandem, Inc.	1,350	18,441
*Premiere Global Services, Inc.	1,350	12,366
*,12Towerstream Corp.	2,890	11,473
*Vonage Holdings Corp.	5,710	10,221

		$262,517

Wireless Telecommunication Services - 0.1%
*,12Boingo Wireless, Inc.	1,190	10,222
*Leap Wireless International, Inc.	1,620	9,202
NTELOS Holdings Corp.	637	13,504
Shenandoah Telecommunications Co.	786	12,380
USA Mobility, Inc.	358	3,988

		$49,296

TOTAL TELECOMMUNICATION SERVICES		$311,813

UTILITIES - 3.2%

Electric Utilities - 1.4%
ALLETE, Inc.	1,446	59,951
[12]Cleco Corp.	2,115	92,552
12El Paso Electric Co.	1,320	44,682
Empire District Electric Co.	1,286	27,649
IDACORP, Inc.	1,712	72,246
12MGE Energy, Inc.	909	43,578
Otter Tail Corp.	1,610	37,787
12PNM Resources, Inc.	2,457	51,106
Portland General Electric Co.	2,607	70,989
12UIL Holdings Corp.	1,906	70,598
Unitil Corp.	790	20,982
UNS Energy Corp.	1,035	42,125

		$634,245

Gas Utilities - 0.9%
Chesapeake Utilities Corp.	340	15,552
Laclede Group, Inc.	808	33,758
[12]New Jersey Resources Corp.	1,237	56,778
[12]Northwest Natural Gas Co.	878	42,750
Piedmont Natural Gas Co., Inc.	2,184	69,408
South Jersey Industries, Inc.	1,151	60,842
Southwest Gas Corp.	1,668	74,493
WGL Holdings, Inc.	1,770	71,597

		$425,178

Independent Power Producers & Energy Traders - 0.1%
[12]Atlantic Power Corp.	4,530	62,423
Genie Energy Ltd.	1,200	8,472
Ormat Technologies, Inc.	820	14,760

		$85,655

Multi-Utilities - 0.4%
[12]Avista Corp.	1,578	43,679
[12]Black Hills Corp.	1,428	45,482
CH Energy Group, Inc.	475	30,889
NorthWestern Corp.	1,309	48,341

		$168,391

Water Utilities - 0.4%
American States Water Co.	877	35,650
Artesian Resources Corp.	670	14,418
*,12Cadiz, Inc.	936	6,646
California Water Service Group	2,130	39,341
Connecticut Water Service, Inc.	693	20,949
Consolidated Water Co. Ltd.	907	7,437
Middlesex Water Co.	991	18,532
SJW Corp.	798	18,617
York Water Co.	1,090	19,653

		$181,243

TOTAL UTILITIES		$1,494,712

TOTAL COMMON STOCKS (COST $30,755,429)		$45,756,101
INVESTMENT COMPANIES - 0.4%

Equity Funds - 0.4%
iShares Russell 2000 Index Fund	2,100	164,535

TOTAL INVESTMENT COMPANIES (COST $168,023)		$164,535
RIGHTS - 0.0%**
*Clinical Data, Inc.	845	—
*Hampton Roads Bankshares, Inc.	1,780	2,538
*Hampton Roads Bankshares, Inc.	1,780	2,285

TOTAL RIGHTS (COST $12,600)		$4,823
WARRANTS - 0.0%**
*,12Magnum Hunter Resources Corp.	1,145	—
*Vector Group Ltd.	3,960	—

TOTAL WARRANTS (COST $-)		$—

TOTAL INVESTMENTS IN SECURITIES - 100.0%
(COST $30,936,052)		$45,925,459

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 42.0%
REPURCHASE AGREEMENTS - 42.0%
Citigroup Global Markets, Inc., 0.18%, dated 7/31/12, due 8/01/12, repurchase price $4,584,136, collateralized by U.S. Government Securities 2.27% to 6.00%, maturing 10/01/20 to 8/01/42; total market value of $4,675,796.	$4,584,113	4,584,113
Deutsche Bank Securities, Inc., 0.19%, dated 7/31/12, due 8/01/12, repurchase price $965,082, collateralized by U.S. Government Securities 3.50% to 5.50%, maturing 1/01/26 to 7/01/42; total market value of $984,379.	965,077	965,077
JP Morgan Securities LLC, 0.19%, dated 7/31/12, due 8/01/12, repurchase price $4,584,137, collateralized by U.S. Government Securities 2.50% to 7.00%, maturing 12/01/14 to 5/01/52; total market value of $4,675,839.	4,584,113	4,584,113
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.16%, dated 7/31/12, due 8/01/12, repurchase price $4,584,133, collateralized by a U.S. Treasury Security 1.13%, maturing 5/31/19; total market value of $4,675,800.	4,584,113	4,584,113
Mizuho Securities, Inc., 0.21%, dated 7/31/12, due 8/01/12, repurchase price $4,584,140, collateralized by U.S. Government Securities 1.35% to 11.00%, maturing 10/01/14 to 10/01/47; total market value of $4,675,796.	4,584,113	4,584,113

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $19,301,529)		$19,301,529

TOTAL INVESTMENTS - 142.0% (COST $50,237,581)		$65,226,988
COLLATERAL FOR SECURITIES ON LOAN - (42.0%)		(19,301,529)
OTHER LIABILITIES LESS ASSETS - 0.0%**		(555)

TOTAL NET ASSETS - 100.0%		$45,924,904

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/(depreciation) of investments was $14,989,407. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $16,820,460 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,831,053.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1		Level 2	Level 3	Total
Investments in Securities
Common Stocks	$45,756,101		$—	$—	$45,756,101
Investment Companies	164,535		—	—	164,535
Rights	—		4,823	—	4,823
Warrants	—	(a)	—	—	—
Repurchase Agreements	—		19,301,529	—	19,301,529

Total	$45,920,636		$19,306,352	$—	$65,226,988

(a)	Represents less than $1.00.

NOTES TO PORTFOLIOS OF INVESTMENTS

(8)	7-Day net yield.
(9)	Affiliated company. See Note 3 in Notes to Portfolio of Investments.
(12)	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolio of Investments.
*	Non-income producing security.
**	Represents less than 0.05%.

The following acronyms are used throughout this report:

ADR	-	American Depositary Receipt
LLC	-	Limited Liability Corporation
LP	-	Limited Partnership

Wilmington Multi-Manager International Fund

PORTFOLIO OF INVESTMENTS

July 31, 2012 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS - 92.9%
ARGENTINA - 0.1%
*Banco Macro SA ADR	3,500	42,945
*BBVA Banco Frances SA ADR	5,120	17,459
Cresud SACIF y A ADR	9,926	83,974
[12]Grupo Financiero Galicia SA ADR	5,000	23,200
*Petrobras Argentina SA ADR	10,318	86,981
Telecom Argentina SA ADR	5,650	68,591

TOTAL ARGENTINA		$323,150
AUSTRALIA - 4.2%
10AGL Energy Ltd.	4,217	69,411
[10]Alumina Ltd.	49,980	35,182
Alumina Ltd. ADR	4,000	11,320
[10]Amalgamated Holdings Ltd.	6,593	45,989
[10]Amcor Ltd.	9,090	71,763
[10]Arrium Ltd.	227,828	170,261
[10]Asciano Ltd.	21,670	98,319
10ASX Ltd.	1,019	33,316
10AWE Ltd	52,742	81,352
[10]Bank of Queensland Ltd.	7,786	62,232
[10]Beach Energy Ltd.	115,053	131,875
[10]Bendigo and Adelaide Bank Ltd.	13,703	117,549
10BHP Billiton Ltd.	70,208	2,332,120
*,10BlueScope Steel Ltd.	120,724	33,346
[10]Boral Ltd.	21,033	73,905
[10]Brambles Ltd.	12,481	81,482
[10]Brickworks Ltd.	1,116	11,830
[10]Caltex Australia Ltd.	2,778	41,123
*,10Campbell Brothers Ltd.	617	30,197
[10]Centro Retail Australia	15,794	33,958
[10]Challenger Ltd.	51,900	181,810
[10]Coca-Cola Amatil Ltd.	44,792	654,169
[10]Cochlear Ltd.	325	22,435
[10]Commonwealth Bank of Australia	2,768	166,647
[10]Computershare Ltd.	2,578	20,682
[10]Crown Ltd.	3,732	33,011
10CSL Ltd.	4,135	184,920
*,10Downer EDI Ltd.	63,750	201,884
[10]DuluxGroup Ltd.	34,791	112,051
[10]Echo Entertainment Group Ltd.	27,058	118,617
[10,12]Fairfax Media Ltd.	86,793	47,572
First Quantum Minerals Ltd.	3,125	56,745
10,[12]Fortescue Metals Group Ltd.	19,912	85,474
[10]Goodman Fielder Ltd.	163,900	83,338
[10]GrainCorp Ltd.	753	7,254
[10,12]Harvey Norman Holdings Ltd.	9,633	20,166
[10]Iluka Resources Ltd.	7,292	72,015
[10]Incitec Pivot Ltd.	47,395	153,652
[10]Insurance Australia Group Ltd	19,936	78,616
*,10,12Lynas Corp. Ltd.	12,324	10,284
[10]Macquarie Group Ltd.	10,788	280,694
[10]Metcash Ltd.	50,197	179,562
[10]Miclyn Express Offshore Ltd.	11,930	23,418
[10]Monadelphous Group Ltd.	5,406	122,810
[10]National Australia Bank Ltd.	17,530	457,392
[10]Newcrest Mining Ltd.	60,528	1,480,223
10NRW Holdings Ltd.	16,911	50,857
[10]Orica Ltd.	2,830	73,596
[10]Origin Energy Ltd.	57,906	714,749
10OZ Minerals Ltd.	9,123	71,922
[10]Primary Health Care Ltd.	4,754	15,021
*,10Qantas Airways Ltd.	37,254	44,369
10QR National Ltd.	14,150	47,384
[10,12]Raiffeisen International Bank Holding AG	957	31,497
[10]Ramsay Health Care Ltd.	17,642	438,951
[10]Rio Tinto Ltd.	14,628	810,054
[10]Santos Ltd.	25,459	285,679
[10]Seek Ltd.	2,387	15,169
[10]Sigma Pharmaceuticals Ltd.	48,582	30,698
[10]Sims Metal Management Ltd.	6,362	55,061
Sonic Healthcare Ltd.	706	9,385
[6,7],10Spark Infrastructure Group	10,828	18,510
[10]Suncorp Group Ltd.	42,844	380,006
10TABCORP Holdings Ltd.	22,564	76,797
[10]Tatts Group Ltd.	42,161	128,296
[10]Toll Holdings Ltd.	19,600	82,334
[10]Transurban Group	8,366	53,741
[10]Treasury Wine Estates Ltd.	42,025	194,303
[10]Washington H Soul Pattinson & Co. Ltd.	3,937	54,329
[10]Wesfarmers Ltd.	36,224	1,236,283
[10]Westfield Retail Trust	12,181	38,919
[10]Whitehaven Coal Ltd.	7,380	28,255
[10]Woodside Petroleum Ltd.	23,806	839,579
[10]Woolworths Ltd.	14,123	423,159
[10]WorleyParsons Ltd.	19,970	544,623

TOTAL AUSTRALIA		$15,215,497
AUSTRIA - 0.1%
[10]Andritz AG	569	31,105
*,10Erste Bank DER Oesterreichischen Sparkassen AG	1,548	27,970
[10]Oesterreichische Post AG	1,424	45,370
10OMV AG	8,700	272,974
[10]Verbund AG	452	8,645
[10]Voestalpine AG	4,500	122,222

TOTAL AUSTRIA		$508,286
BELGIUM - 0.9%
[10]Ageas	54,091	107,281
[10]Anheuser-Busch InBev NV	27,504	2,176,212
[10]Belgacom SA	655	18,846
[10]Colruyt SA	452	20,498
[10]Delhaize Group SA	3,000	107,270
Delhaize Group SA ADR	2,400	86,040
[10]Financiere de Tubize SA	878	33,520
10KBC Groep NV	8,401	175,476
[10]Solvay SA	2,239	232,466
*,10Telenet Group Holding NV	726	31,975
10UCB SA	4,762	238,231
[10]Umicore SA	675	29,867

TOTAL BELGIUM		$3,257,682
BERMUDA - 0.1%
[10]Great Eagle Holdings Ltd.	3,000	7,577
[10]Lancashire Holdings Ltd.	4,656	57,009
[10]Seadrill Ltd.	2,652	103,352
[10]Shangri-La Asia, Ltd.	18,000	35,347

TOTAL BERMUDA		$203,285
BOTSWANA - 0.1%
[10]Barclays Bank of Botswana Ltd.	100,300	93,165
[10]Botswana Insurance Hldgs Ltd.	60,900	81,384
[10]First National Bank of Botswana	274,700	105,250
[10]Sechaba Breweries Ltd.	61,203	104,167
Standard Chartered Bank Botswana Ltd.	41,700	50,647

TOTAL BOTSWANA		$434,613
BRAZIL - 0.8%
All America Latina Logistica SA	11,400	52,627
Banco Do Brasil SA	9,167	96,940
Banco Santander Brasil SA	5,600	42,495
BM&FBovespa SA	21,807	122,699
BR Malls Participacoes SA	3,200	37,431
BRF - Brasil Foods SA	8,856	126,453
CCR SA	16,400	136,933
Centrais Eletricas Brasileiras SA	12,500	85,765
Cia de Saneamento Basico do Estado de Sao Paulo	4,800	202,311
Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,400	202,560
Cia de Saneamento de Minas Gerais-COPASA	10,400	254,367
Cia Energetica de Minas Gerais	2,453	39,682

Cia Siderurgica Nacional SA	4,900	25,251
Cielo SA	7,224	211,129
Cosan SA Industria e Comercio	3,000	45,589
CPFL Energia SA	4,800	55,655
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,000	29,280
EDP - Energias do Brasil SA	30,300	200,649
Embraer SA	14,300	91,137
*Fibria Celulose SA	2,086	15,880
*Gafisa SA	6,800	8,462
*LLX Logistica SA	13,400	19,617
Localiza Rent a Car SA	2,700	43,612
Lojas Renner SA	2,500	74,383
*Marfrig Alimentos SA	5,050	23,806
MRV Engenharia e Participacoes SA	6,600	36,234
Natura Cosmeticos SA	2,100	54,857
*OGX Petroleo e Gas Participacoes SA	13,400	37,338
Oi SA	9,480	54,034
PDG Realty SA Empreendimentos e Participacoes	16,500	27,940
Redecard SA	6,500	104,834
Souza Cruz SA	5,500	77,916
Tim Participacoes SA	13,706	57,119
Totvs SA	4,400	80,949
Tractebel Energia SA	2,700	48,461
Ultrapar Participacoes SA	4,000	93,793
Weg SA	4,600	42,090

TOTAL BRAZIL		$2,960,278
BRITISH VIRGIN ISLANDS - 0.0%**
[12]Arcos Dorados Holdings, Inc.	2,300	30,084
BULGARIA - 0.0%**
*,10Central Cooperative Bank AD	20,482	8,853
*,10Chimimport AD	10,600	5,801
*,10Doverie Holding AD	11,040	8,317
*,10Olovno Tzinkov Komplex AD	900	684
*,10Petrol AD	37,250	109,097
[10]Sopharma AD Sofia	14,000	21,842

TOTAL BULGARIA		$154,594
CANADA - 5.8%
Agrium, Inc.	1,442	137,162
Aimia, Inc.	15,900	211,503
Alimentation Couche Tard, Inc.	8,300	393,130
Atco Ltd.	2,300	169,028
*Athabasca Oil Sands Corp.	3,780	46,324
Bank of Nova Scotia	9,169	478,530
Bank of Nova Scotia	8,348	435,776
Barrick Gold Corp.	22,048	725,736
Barrick Gold Corp.	7,454	245,088
Baytex Energy Corp.	1,136	47,101
Bell Aliant, Inc.	7,200	179,130
Bombardier, Inc.	8,200	29,518
Brookfield Asset Management, Inc.	2,553	86,606
CAE, Inc.	1,400	14,114
Cameco Corp.	25,588	534,789
Cameco Corp.	2,511	52,581
Canadian Imperial Bank of Commerce	3,700	270,624
Canadian National Railway Co.	10,592	934,411
Canadian Natural Resources Ltd.	16,753	456,519
Canadian Natural Resources Ltd.	24,453	666,889
Canadian Pacific Railway Ltd.	3,177	258,222
Canadian Tire Corp. Ltd.	2,273	150,294
Canadian Utilities Ltd.	698	48,721
*Canfor Corp.	6,700	79,169
*Catamaran Corp.	1,400	118,913
CCL Industries, Inc.	3,200	110,565
Cenovus Energy, Inc.	11,130	340,165
Centerra Gold, Inc.	1,583	11,381
*CGI Group, Inc.	1,400	32,988
Dorel Industries, Inc.	8,700	242,040
Eldorado Gold Corp.	6,189	66,960
Empire Co. Ltd.	8,000	455,422
Enbridge, Inc.	6,270	256,527
Encana Corp.	13,900	309,643
Enerplus Corp.	1,090	15,314
Ensign Energy Services, Inc.	232	3,417
Extendicare, Inc.	2,400	18,356
Fairfax Financial Holdings Ltd.	457	172,027
Finning International, Inc.	1,116	25,640
Franco-Nevada Corp.	1,300	63,441
Genworth MI Canada, Inc.	1,061	17,965
George Weston Ltd.	1,300	76,806
Gildan Activewear, Inc.	600	16,920
Goldcorp, Inc.	18,240	658,412
Goldcorp, Inc.	12,423	447,725
Granite Real Estate, Inc.	1,700	60,687
Husky Energy, Inc.	4,700	116,744
IAMGOLD Corp.	2,000	22,280
Imperial Oil Ltd.	2,119	90,774
Inmet Mining Corp.	1,164	46,300
*Innvest Real Estate Investment Trust	3,400	17,562
Intact Financial Corp.	1,031	66,311
*Ivanhoe Mines Ltd.	3,081	25,960
Jean Coutu Group PJC, Inc.	2,200	31,568
Just Energy Group, Inc.	9,700	107,364
Kinross Gold Corp.	14,013	117,095
Laurentian Bank of Canada	5,700	270,265
Liquor Stores N.A. Ltd.	3,600	70,000
Loblaw Cos. Ltd.	2,618	85,026
*Lundin Mining Corp.	45,100	192,930
Magna International, Inc.	16,420	658,208
Manitoba Telecom Services, Inc.	6,700	227,687
Manulife Financial Corp.	40,349	432,541
Manulife Financial Corp.	37,035	397,734
*MEG Energy Corp.	937	38,121
Metro, Inc.	4,500	249,713
National Bank of Canada	5,300	394,679
Nevsun Resources Ltd.	9,900	34,552
*New Gold, Inc.	3,377	34,381
Nexen, Inc.	10,229	259,894
*Norbord, Inc.	4,400	61,293
Onex Corp.	1,200	45,674
*Open Text Corp.	300	13,554
*Osisko Mining Corp.	1,673	14,297
Pacific Rubiales Energy Corp.	2,600	58,826
Pan American Silver Corp.	500	7,484
[12]Pembina Pipeline Corp.	1,266	33,832
Pengrowth Energy Corp.	576	3,670
Penn West Petroleum Ltd.	3,500	47,635
Penn West Petroleum Ltd.	3	41
PetroBakken Energy Ltd.	3,400	42,210
Potash Corp. of Saskatchewan, Inc.	7,408	327,981
Progress Energy Resources Corp.	2,629	59,666
*,12Research In Motion Ltd.	5,100	36,514
*,12Research In Motion Ltd.	3,676	26,283
Ritchie Bros Auctioneers, Inc.	500	10,575
Rogers Communications, Inc.	2,798	109,677
RONA, Inc.	23,600	317,695
Royal Bank of Canada	3,900	199,813
Saputo, Inc.	800	34,087
Shaw Communications, Inc.	3,600	70,252
Sherritt International Corp.	44,900	199,685
Shoppers Drug Mart Corp.	1,200	49,479
Silver Wheaton Corp.	6,776	186,757
SNC-Lavalin Group, Inc.	1,600	63,116
Sun Life Financial, Inc.	11,375	247,044
Suncor Energy, Inc.	55,652	1,701,441
Suncor Energy, Inc.	18,014	550,148
Talisman Energy, Inc.	15,590	192,766
Teck Resources Ltd.	800	22,440
Teck Resources Ltd.	9,298	260,623
TELUS Corp.	1,181	72,437
Thomson Reuters Corp.	8,775	248,852
Tim Hortons, Inc.	1,000	53,178
*Tourmaline Oil Corp.	1,041	30,155
TransAlta Corp.	5,200	81,149
TransCanada Corp.	10,388	473,072
Transcontinental, Inc.	18,800	182,217

Trinidad Drilling Ltd.	11,700	67,900
*Valeant Pharmaceuticals International, Inc.	2,163	103,098
Vermilion Energy, Inc.	982	45,778
Viterra, Inc.	2,003	32,076
West Fraser Timber Co. Ltd.	1,800	95,308
Yamana Gold, Inc.	36,986	548,419

TOTAL CANADA		$21,188,165
CAYMAN ISLANDS - 0.2%
[10]China Mengniu Dairy Co. Ltd.	36,000	106,714
[10]Sands China Ltd.	38,400	112,640
[10]Tianneng Power International Ltd.	354,000	217,109
[10]Want Want China Holdings Ltd.	143,000	172,820
10,[12]Wynn Macau Ltd.	40,400	85,611

TOTAL CAYMAN ISLANDS		$694,894
CHILE - 0.8%
Administradora de Fondos de Pensiones Provida SA	14,200	83,347
AES Gener SA	101,000	54,920
Antarchile SA	6,064	93,080
Banco de Chile	1,936,427	275,973
Banco de Credito e Inversiones	1,978	127,018
Banco Santander Chile	876,218	63,527
Banco Santander Chile ADR	1,260	94,702
Capital SA	2,590	93,084
Cencosud SA	32,500	185,474
Cia Cervecerias Unidas SA ADR	1,000	66,230
Cia General de Electricidad SA	7,900	34,693
*Colbun SA	194,247	53,918
Empresa Nacional de Electricidad SA ADR	3,400	169,966
Empresas CMPC SA	30,750	115,484
Empresas COPEC SA	14,446	209,471
Enersis SA	319,955	106,376
ENTEL Chile SA	3,669	72,148
Lan Airlines SA	4,626	114,129
Quinenco SA	15,702	43,910
SACI Falabella	30,748	299,359
*Sociedad Matriz SAAM SA	373,941	41,441
Sociedad Quimica y Minera de Chile SA ADR	6,170	369,768
Sonda SA	39,007	116,839
[12]Vina Concha y Toro SA ADR	1,100	42,977

TOTAL CHILE		$2,927,834
CHINA - 3.1%
[10]Agile Property Holdings Ltd.	460,000	543,220
[10]Agricultural Bank of China Ltd.	270,000	109,096
*,10Aluminum Corp. of China Ltd.	142,000	58,116
[10]Anhui Conch Cement Co. Ltd.	28,500	74,446
*Baidu, Inc. ADR	9,150	1,102,758
[10]Bank of China Ltd.	1,340,000	509,681
[10]Bank of Communications Co. Ltd.	78,800	51,972
[10]Beijing Capital International Airport Co. Ltd.	90,000	61,261
*,10Byd Co. Ltd.	42,500	71,875
[10]China Citic Bank Corp. Ltd.	156,000	78,254
[10]China Coal Energy Co. Ltd.	75,000	68,609
[10]China Communications Construction Co. Ltd.	96,000	83,715
[10]China Construction Bank Corp.	645,810	433,943
*,10China COSCO Holdings Co. Ltd.	63,000	25,923
*,10China Eastern Airlines Corp. Ltd.	74,000	25,729
*,10China Huiyuan Juice Group Ltd.	29,000	9,558
China International Marine Containers Group Co. Ltd.	39,000	37,659
[10,12]China Longyuan Power Group Corp.	777,000	496,781
[10]China Merchants Bank Co. Ltd.	55,552	101,761
[10]China Minsheng Banking Corp. Ltd.	89,500	82,775
[10]China Mobile Ltd.	93,000	1,085,220
[10]China Oilfield Services Ltd.	30,000	45,952
[10,12]China Overseas Land & Investment Ltd.	52,320	122,895
[10]China Pacific Insurance Group Co. Ltd.	23,800	74,948
[10]China Petroleum & Chemical Corp.	594,000	534,989
[10,12]China Railway Construction Corp. Ltd.	89,400	77,795
[10]China Resources Land Ltd.	308,000	620,391
[10]China Shenhua Energy Co. Ltd.	52,000	193,512
[10,12]China Shipping Development Co. Ltd.	112,000	45,710
*,10Chongqing Iron & Steel Co. Ltd.	562,000	67,502
[10]Chongqing Machinery & Electric Co. Ltd.	1,156,000	145,198
*,12Ctrip.com International Ltd. ADR	2,800	34,944
[10]Datang International Power Generation Co. Ltd.	132,000	46,458
[10]Dongfeng Motor Group Co. Ltd.	94,000	129,764
[10]Evergrande Real Estate Group Ltd.	22,000	10,163
[12]Focus Media Holding, Ltd. ADR	3,300	65,274
[10]Golden Eagle Retail Group Ltd.	53,000	95,512
[10]Guangzhou Automobile Group Co. Ltd.	64,974	48,454

[10]Industrial & Commercial Bank of China	1,343,000	765,769
[10]Inner Mongolia Yitai Coal Co.	6,600	35,009
[10,12]Intime Department Store Group Co. Ltd.	35,000	32,761
[10]Jiangxi Copper Co. Ltd.	20,000	43,745
10KWG Property Holding Ltd.	18,000	9,880
*NetEase, Inc. ADR	1,100	58,091
*New Oriental Education & Technology Group ADR	8,000	91,360
[10]Parkson Retail Group Ltd.	84,000	75,241
[10]PetroChina Co. Ltd.	380,000	474,478
[10]Ping An Insurance Group Co.	92,500	720,250
[10]Shandong Weigao Group Medical Polymer Co. Ltd.	64,000	70,949
[10]Shanghai Electric Group Co. Ltd.	90,000	33,613
*,10Shanghai Zhenhua Heavy Industries Co. Ltd.	62,400	18,420
[10]Shimao Property Holdings Ltd.	15,000	21,379
*SINA Corp.	1,000	45,410
[10]Sinopec Shanghai Petrochemical Co. Ltd.	54,000	14,420
[10,12]Soho China Ltd.	94,500	70,000
[10]Tencent Holdings Ltd.	31,500	935,217
10,[12]Tingyi Cayman Islands Holding Corp.	46,000	113,642
[10]Wumart Stores, Inc.	27,000	52,519
[10]Yangzijiang Shipbuilding Holdings Ltd.	44,000	34,906
[10]Yantai Changyu Pioneer Wine Co. Ltd.	9,100	61,213
10,[12]Yanzhou Coal Mining Co. Ltd.	86,000	127,272
[10,12]ZTE Corp.	16,440	21,808

TOTAL CHINA		$11,399,165
COLOMBIA - 0.4%
Almacenes Exito SA	9,203	157,654
Banco de Bogota SA	2,920	83,522
BanColombia SA ADR	3,100	191,704
Cementos Argos SA	7,800	30,815
Corp. Financiera Colombiana SA	2,416	44,489
Ecopetrol SA	83,490	239,927
Empresa de Energia de Bogota SA	54,110	33,062
*Empresa de Telecomunicaciones de Bogota	23,800	5,299
Grupo Aval Acciones y Valores	107,700	70,915
Grupo de Inversiones Suramericana SA	5,600	95,932
Grupo Nutresa SA	14,678	171,179
Grupo Odinsa SA	12,584	65,655
Interconexion Electrica SA ESP	18,478	117,543
Inversiones Argos SA	2,418	23,207
Inversiones Argos SA	9,500	91,284
Isagen SA ESP	46,200	64,063
[10]Promigas SA	2,000	32,253

TOTAL COLOMBIA		$1,518,503
CROATIA - 0.1%
*,10Atlantska Plovidba DD	562	25,407
[10]Ericsson Nikola Tesla	200	36,666
[10]Hrvatski Telekom DD	5,250	176,747
[10]Koncar-Elektroindustrija DD	920	74,739
*,10Petrokemija DD	1,500	60,975
*,10Podravka DD	1,000	34,448
[10]Privredna Banka Zagreb DD	830	68,267
*,10Tankerska Plovidba DD	40	3,339
10VIRO Tvornica Secera	370	28,841
[10]Zagrebacka Banka DD	3,000	19,290

TOTAL CROATIA		$528,719
CZECH REPUBLIC - 0.3%
10CEZ AS	13,730	462,130
[10]Komercni Banka AS	1,800	305,489
*,10Telefonica Czech Republic AS	8,452	159,825
*,10,12Unipetrol AS	15,600	128,373

TOTAL CZECH REPUBLIC		$1,055,817

DENMARK - 1.3%
10AP Moeller - Maersk A/S	41	283,680
10AP Moeller - Maersk A/S	3	19,724
[10]Carlsberg A/S	4,121	333,097
[10]Coloplast A/S	137	25,941
*,10Danske Bank A/S	26,480	392,537
10DSV A/S	1,213	25,994
10GN Store Nord A/S	34,675	413,053
10H Lundbeck A/S	9,528	188,656
[10]Novo-Nordisk A/S	18,356	2,830,269
[10]Novozymes A/S	1,714	42,138
10TDC A/S	5,013	33,996
[10]TrygVesta A/S	98	5,556
*,10,12Vestas Wind Systems A/S	1,711	8,160
*,10William Demant Holding A/S	139	13,113

TOTAL DENMARK		$4,615,914
EGYPT - 0.4%
[10]Alexandria Mineral Oils Co.	4,000	56,199
[10]Commercial International Bank Egypt SAE	49,870	223,959
[10]Eastern Tobacco	6,070	80,469
*,10Egyptian Financial Group-Hermes Holding	19,750	34,693
[10]Egyptian International Pharmaceutical Industrial Co.	8,690	46,966
[10]Egyptian Kuwaiti Holding Co. SAE	77,173	93,119
10El Watany Bank of Egypt	5,466	13,620
10ElSwedy Electric Co.	6,134	22,558
[10]Ezz Steel	50,600	61,618
[10]Juhayna Food Industries	95,000	71,544
[10]Misr Beni Suef Cement Co.	5,875	48,216
[10]Orascom Construction Industries	6,420	275,381
*,10Orascom Telecom Holding SAE	302,455	160,678
[10]Orascom Telecom Media And Technology Holding SAE	224,975	21,495
[10]Oriental Weavers	5,605	17,006
[10]Sidi Kerir Petrochemicals Co.	44,250	88,581
*,10Six of October Development & Investment	4,275	11,724
*,10Talaat Moustafa Group	66,887	44,143
[10]Telecom Egypt Co.	49,980	103,826

TOTAL EGYPT		$1,475,795
ESTONIA - 0.1%
10AS Merko Ehitus	4,300	34,181
10AS Tallinna Vesi	5,400	50,435
*,10Nordecon AS	12,000	17,342
*,10Olympic Entertainment Group AS	42,630	72,536
*,10Tallink Group AS	306,420	240,955
[10]Tallinna Kaubamaja AS	11,600	80,548

TOTAL ESTONIA		$495,997
FINLAND - 0.3%
[10]Fortum OYJ	2,749	45,981
[10]Kesko OYJ	1,647	42,530
[10]Kone OYJ	1,668	103,305
[10]Metso OYJ	10,339	375,733
[10]Neste Oil OYJ	1,673	17,651
[10]Nokian Renkaat OYJ	634	25,245
[10]Stora Enso OYJ	19,709	112,196
10UPM-Kymmene OYJ	16,967	181,240
[10]Wartsila OYJ Abp	1,520	45,514

TOTAL FINLAND		$949,395
FRANCE - 4.6%
[10]Accor SA	7,553	250,649
[10]Aeroports de Paris	175	13,560
*,10Air France-KLM	275	1,460
[10]Air Liquide SA	2,409	269,415
*,10Alcatel-Lucent	16,735	18,470
[10]Alstom SA	1,259	41,725
[10]Arkema SA	3,290	242,171
[10]AtoS	272	15,275
10AXA SA	90,162	1,095,447
10BNP Paribas SA	17,243	636,954
[10]Bollore SA	165	36,742
[10]Bouygues SA	1,379	34,730
[10]Bureau Veritas SA	382	33,721
*,10Capital Gemini SA	2,110	76,993
[10]Casino Guichard Perrachon SA	2,219	186,091
*,10Christian Dior SA	1,977	273,010
[10,12]Cie de St-Gobain	10,157	305,860
*,10Cie Generale de Geophysique - Veritas	1,920	54,957
*Cie Generale de Geophysique - Veritas ADR	1,200	34,392
[10]Cie Generale des Etablissements Michelin	2,208	150,027
[10]Cie Generale d’Optique Essilor International SA	1,512	131,610
[10]Ciments Francais SA	373	20,601
10CNP Assurances	2,460	25,916

[10]Credit Agricole SA	43,057	184,032
[10]Danone	15,721	955,581
[10]Dassault Systemes SA	446	43,990
[10]Edenred	1,941	51,147
[10]Electricite de France SA	3,044	63,060
[10]Eutelsat Communications SA	579	17,481
[10]France Telecom SA	24,508	328,191
10GDF Suez	42,590	950,404
[10]Gemalto NV	596	45,543
[10]Groupe Eurotunnel SA	2,813	19,984
[10]Hermes International	1,805	491,010
[10]Iliad SA	96	13,220
10JCDecaux SA	395	7,975
[10]Lafarge Cement WAPCO Nigeria PLC	155,000	42,689
[10]Lafarge SA	5,924	271,577
[10]Lagardere SCA	4,684	126,327
[10]Legrand SA	9,890	316,850
10L’Oreal SA	1,894	227,094
*,10LVMH Moet Hennessy Louis Vuitton SA	1,819	273,635
[10]Mercialys SA	1,680	33,125
[10]Metropole Television SA	132	1,829
[10]National Societe Generale Bank SAE	6,587	32,945
[10]Natixis	28,991	72,251
[10]Pernod-Ricard SA	11,143	1,197,494
*,10Peugeot SA	6,771	52,513
10PPR	249	37,230
[10]Publicis Groupe SA	1,400	68,920
[10]Remy Cointreau SA	5,411	638,568
[10]Renault SA	7,079	308,734
[10]Rexel SA	20,472	342,124
10Sa des Ciments Vicat	165	6,944
[10]Safran SA	1,839	62,231
[10]Sanofi-Aventis SA	20,067	1,637,225
[10]Schneider Electric SA	6,524	367,842
10SCOR SE	9,000	213,272
[10]Societe BIC SA	157	15,915

*,10Societe Generale SA	15,290	336,550
[10]Sodexo	699	52,732
[10]Suez Environnement Co.	51,370	563,948
[10]Technip SA	717	75,267
[10]Total SA	21,711	1,000,366
[10]Vallourec SA	1,525	63,137
*Video Futur Entertainment Group SA	4,954	488
[10]Vivendi SA	54,458	1,032,834
[10]Zodiac Aerospace	4,050	394,947

TOTAL FRANCE		$16,988,997
GERMANY - 4.9%
[10]Adidas AG	9,346	700,975
[10]Aixtron Se NA	23,808	313,070
[10]Allianz SE	7,128	707,161
10BASF SE	24,116	1,760,586
[10]Bayer AG	24,551	1,864,719
[10]Bayerische Motoren Werke AG	14,818	1,102,810
[10]Beiersdorf AG	593	39,272
[10]Brenntag AG	209	22,891
[10]Celesio AG	1,825	33,199
*,10Commerzbank AG	27,739	42,987
[10]Continental AG	4,155	375,684
[10]Daimler AG	19,268	960,040
[10]Deutsche Bank AG	9,912	300,936
Deutsche Bank AG	8,646	262,320

[10]Deutsche Boerse AG	13,704	681,756
[10]Deutsche Lufthansa AG	6,051	76,061
[10]Deutsche Post AG	26,920	483,305
[10]Deutsche Telekom AG	27,879	314,252
Deutsche Telekom AG ADR	29,100	327,375
10E.ON AG	32,192	685,113
[10]Fraport AG Frankfurt Airport Services Worldwide	75	4,247
[10]Freenet AG	8,081	118,256
[10]Fresenius Medical Care AG & Co. KGaA	1,536	111,035
[10]Fresenius SE & Co. KGaA	9,152	974,582
10GEA Group AG	1,277	34,369
[10]HeidelbergCement AG	3,724	172,554
[10]Henkel AG & Co. KGaA	4,100	242,204
*,10Hochtief AG	270	12,811
[10]Hugo Boss AG	303	30,462
[10]Infineon Technologies AG	7,589	55,144
10K+S AG	1,237	61,027
*,10Kabel Deutschland Holding AG	672	42,049
[10]Lanxess AG	790	54,772
[10]Linde AG	1,540	229,046
10MAN SE	482	45,084
[10]Merck KGaA	1,901	191,190
[10]Metro AG	4,100	112,744
[10]Mtu Aero Engines Holding AG	2,876	215,794
[10]Muenchener Rueckversicherungs AG	9,916	1,405,025
[10]ProSiebenSat.1 Media AG	8,482	177,532
10RWE AG	8,155	320,167
[10]Salzgitter AG	1,306	47,482
10SAP AG	27,610	1,752,219
[10]Suedzucker AG	389	13,403
[10]Symrise AG	4,116	129,187
[10]ThyssenKrupp AG	7,209	132,159
[10]United Internet AG	3,755	66,366
[10]Volkswagen AG	427	67,877

TOTAL GERMANY		$17,873,299
GHANA - 0.1%
*Aluworks Ghana Ltd.	232,000	7,120
10CAL Bank Ltd.	498,146	79,035
[10]Ghana Commercial Bank Ltd.	106,696	108,465
10HFC Bank Ghana Ltd.	243,750	56,105
Produce Buying Co. Ltd.	162,500	16,624
[10]Standard Chartered Bank Ghana Ltd.	2,200	50,665

TOTAL GHANA		$318,014
GREECE - 0.0%**
*,10Coca-Cola Hellenic Bottling Co. SA	1,053	18,450
[10]Hellenic Petroleum SA	12,659	82,776
*,10National Bank of Greece SA	17,182	26,749

TOTAL GREECE		$127,975
HONG KONG - 1.8%
10AIA Group Ltd.	149,200	521,277
10ASM Pacific Technology Ltd.	1,100	14,075
[10]Bank of East Asia Ltd.	20,800	72,245
[10]Beijing Enterprises Holdings Ltd.	7,000	45,442
*,10Chaoda Modern Agriculture Holdings Ltd.	98,140	6,961
[10]Cheung Kong Infrastructure Holdings Ltd.	3,000	18,176
[10]China Agri-Industries Holdings Ltd.	145,000	71,547
[10]China Gas Holdings Ltd.	10,000	5,274
[10,12]China Green Holdings Ltd.	45,000	10,017
[10]China Life Insurance Co. Ltd.	64,000	175,685
[10]China Merchants Holdings International Co. Ltd.	18,000	55,745
[10]China Resources Enterprise Ltd.	26,000	71,737
[10]China Resources Power Holdings Co. Ltd.	39,600	83,219
[10]China Southern Airlines Co. Ltd.	81,000	39,977
[10]China Telecom Corp. Ltd.	258,000	133,945
[10]China Unicom Hong Kong Ltd.	440,652	644,725
[10]China Water Affairs Group Ltd.	58,000	14,017
[10]China Yurun Food Group Ltd.	106,000	63,112
10CLP Holdings Ltd.	23,000	198,457
10CNOOC Ltd.	183,000	367,108
10COSCO Pacific Ltd.	38,000	52,174
[10]Dickson Concepts International Ltd.	23,500	12,630
[10,12]Esprit Holdings Ltd.	3,882	4,678
*,10Galaxy Entertainment Group Ltd.	16,000	38,281
[10]Global Bio-Chem Technology Group Co. Ltd.	282,000	32,515
[10]Hang Lung Properties Ltd.	18,000	63,596
[10]Hang Seng Bank Ltd.	600	8,324
[10]Harbin Electric Co. Ltd.	24,000	17,893
[10]Henderson Land Development Co. Ltd.	45,816	265,518
10HKT Trust / HKT Ltd.	346	275

[10]Hong Kong & China Gas Co. Ltd.	40,150	92,889
[10]Hong Kong Exchanges and Clearing Ltd.	16,000	213,476
[10]Hongkong & Shanghai Hotels	6,000	7,646
[10]Hongkong Electric Holdings	14,000	109,866
[10]Hopewell Holdings Ltd.	10,000	29,063
[10]Hutchison Whampoa Ltd.	57,400	514,535
[10]Hysan Development Co. Ltd.	8,000	33,686
[10]Kerry Properties Ltd.	10,500	48,008
[10]Kingboard Chemical Holdings Ltd.	113,500	233,398
[10]Lenovo Group Ltd.	118,000	81,373
10Li & Fung Ltd.	294,000	577,478
[10]Lifestyle International Holdings Ltd.	3,000	6,861
10MGM China Holdings Ltd.	49,600	68,557
10MTR Corp. Ltd.	6,500	22,651
[10]New World Development Co. Ltd.	97,650	124,168
[10]Nine Dragons Paper Holdings Ltd.	93,000	43,353
[10]Noble Group Ltd.	13,000	11,152
[10]Orient Overseas International Ltd.	6,500	36,857
10PICC Property & Casualty Co. Ltd.	32,000	35,548
[10]Regal Real Estate Investment Trust	12,000	2,897
[10]Shanghai Industrial Holdings Ltd.	13,000	35,432
Sino-Forest Corp.	2,200	—
10SJM Holdings Ltd.	41,000	72,803
[10]Sun Hung Kai Properties Ltd.	51,000	633,505
[10]Swire Pacific Ltd.	1,000	11,966
[10]Swire Properties Ltd.	2,000	5,950
[10]Wharf Holdings Ltd.	24,000	138,206
[10]Wheelock & Co. Ltd.	65,000	254,047
[10]Wing Hang Bank Ltd.	1,000	9,152
[10]Xinyi Glass Holdings Ltd.	268,000	134,303
[10]Zijin Mining Group Co. Ltd.	90,000	28,573

TOTAL HONG KONG		$6,726,024
HUNGARY - 0.4%
10EGIS Pharmaceuticals PLC	3,690	256,196
*,10FHB Mortgage Bank PLC	2,400	5,023
[10]Magyar Telekom Telecommunications PLC	93,710	173,187
10MOL Hungarian Oil and Gas PLC	4,913	353,419
10OTP Bank Nyrt	27,090	414,731
[10]Richter Gedeon Nyrt	2,040	345,271

TOTAL HUNGARY		$1,547,827
INDIA - 0.8%
GAIL India Ltd. GDR	1,770	67,570
HDFC Bank Ltd. ADR	15,195	515,262
ICICI Bank Ltd. ADR	6,300	218,106
[12]Infosys Ltd. ADR	9,868	390,575
Niko Resources Ltd.	15,555	266,941
*,6,7Reliance Industries Ltd. GDR	14,461	386,702
State Bank of India GDR	1,710	123,302
Tata Motors Ltd. ADR	21,790	440,158
[10]Tata Steel Ltd. GDR	38,100	283,592
[12]Wipro Ltd. ADR	9,766	76,272

TOTAL INDIA		$2,768,480
INDONESIA - 0.9%
[10]Adaro Energy Tbk PT	486,000	74,488
10AKR Corporindo Tbk PT	143,500	54,965
[10]Aneka Tambang Persero Tbk PT	190,000	25,607
[10]Astra International Tbk PT	435,000	319,812
[10]Bank Central Asia Tbk PT	335,500	282,736
[10]Bank Danamon Indonesia Tbk PT	81,122	51,755
[10]Bank Mandiri Persero Tbk PT	206,500	179,746
[10]Bank Negara Indonesia Persero Tbk PT	166,000	69,387
[10]Bank Rakyat Indonesia Persero Tbk PT	231,500	169,936
*,10Barito Pacific Tbk PT	269,000	14,717
[10]Bumi Resources Tbk PT	556,000	60,703
[10]Gudang Garam Tbk PT	18,000	106,646

[10]Indo Tambangraya Megah Tbk PT	11,500	42,891
[10]Indocement Tunggal Prakarsa Tbk PT	70,000	158,278
[10]Indofood Sukses Makmur Tbk PT	100,000	56,824
[10]Indosat Tbk PT	70,500	35,949
[10]Kalbe Farma Tbk PT	174,000	70,092
[10]Lippo Karawaci Tbk PT	501,000	46,970
[10]Perusahaan Gas Negara Persero Tbk PT	588,000	234,591
[10]Semen Gresik Persero Tbk PT	89,000	121,221
[10]Tambang Batubara Bukit Asam Persero Tbk PT	29,000	48,426
[10]Telekomunikasi Indonesia Persero Tbk PT	449,500	433,517
[10]Timah Persero Tbk PT	1,059,500	147,917
[10]Unilever Indonesia Tbk PT	49,000	125,126
[10]United Tractors Tbk PT	75,500	166,316

TOTAL INDONESIA		$3,098,616

IRELAND - 0.1%
CRH PLC ADR	6,847	125,163
*,10Elan Corp. PLC	3,601	41,999
[10]James Hardie Industries SE	2,466	21,540
[10]Kerry Group PLC	1,457	66,295
*Permanent TSB Group Holdings PLC	38,000	1,075

TOTAL IRELAND		$256,072

ISRAEL - 0.9%
[10]Bank Hapoalim BM	31,782	92,094
*,10Bank Leumi Le-Israel BM	33,430	75,371
[10]Delek Group Ltd.	4	531
*,10Discount Investment Corp.	10,300	11,645
[10]Elbit Systems Ltd.	363	11,737
[10]Israel Chemicals Ltd.	74,758	885,006
[10]Israel Corp. Ltd.	30	17,180
*,10Israel Discount Bank Ltd.	45,421	42,362
*,10Mizrahi Tefahot Bank Ltd.	580	4,348
*,10NICE Systems Ltd.	366	13,200
*NICE Systems Ltd. ADR	17,611	633,996
[10]Teva Pharmaceutical Industries Ltd.	10,501	428,292
Teva Pharmaceutical Industries Ltd. ADR	28,665	1,172,112

TOTAL ISRAEL		$3,387,874

ITALY - 1.1%
[10]Atlantia SpA	1,533	20,126
*,10,12Banca Monte dei Paschi di Siena SpA	101,271	22,378
*,10Banco Popolare SC	12,600	14,673
[10]Enel SpA	53,600	153,070
10ENI SpA	77,599	1,600,119
[10]Fiat Industrial SpA	5,647	55,326
*,10Fiat SpA	22,513	110,323
*,10Finmeccanica SpA	6,450	23,567
[10]Luxottica Group SpA	672	23,038
[10]Mediaset SpA	13,498	23,527
*,10Milano Assicurazioni SpA	19,800	6,553
[10]Pirelli & C SpA	1,489	15,037
[10]Prada SpA	79,400	545,265
[10]Prysmian SpA	1,573	25,195
[10]Saipem SpA	19,932	916,047
[10]Telecom Italia SpA	189,456	154,222
Telecom Italia SpA ADR	6,400	51,968
*,10UniCredit SpA	46,181	156,468
[10]Unione di Banche Italiane SCPA	25,628	74,223

TOTAL ITALY		$3,991,125

JAPAN - 12.9%

10ABC-Mart, Inc.	100	4,030
[10]Advantest Corp.	1,000	12,690
[10]Aeon Co. Ltd.	16,400	197,467
[10]Aeon Mall Co. Ltd.	400	9,567
10Ai Holdings Corp.	4,600	25,542
[10]Aisan Industry Co. Ltd.	7,400	59,834
[10]Ajinomoto Co., Inc.	23,000	325,791
[10]Alfresa Holdings Corp.	900	47,842
[10]All Nippon Airways Co. Ltd.	11,000	25,410
[10]Alpen Co. Ltd.	1,200	22,607
[10]Amada Co. Ltd.	35,000	184,051
[10]Asahi Glass Co. Ltd.	14,000	82,193
[10]Asahi Group Holdings Ltd.	6,800	152,642
[10]Asahi Kasei Corp.	61,000	323,308
[10]Asics Corp.	2,000	23,409
[10]Autobacs Seven Co. Ltd.	400	19,688
[10]Azbil Corp.	2,800	56,635
[10]Bando Chemical Industries Ltd.	4,000	14,179
[10]Benesse Holdings, Inc.	400	18,880

[10]Bridgestone Corp.	7,300	164,425
[10]Brother Industries Ltd.	29,000	267,892
[10]Canon Marketing Japan, Inc.	1,600	21,543
[10]Canon, Inc.	22,600	754,686
[10]Central Japan Railway Co.	67	553,538
[10]Century Tokyo Leasing Corp.	2,200	38,142
[10]Chiyoda Corp.	2,000	25,976
[10]Chugai Pharmaceutical Co. Ltd.	1,200	23,078
[10]Citizen Holdings Co. Ltd.	10,300	56,906
[10]Coca-Cola West Co. Ltd.	5,600	95,837
10COMSYS Holdings Corp.	3,000	37,391
[10]Cosmo Oil Co. Ltd.	12,000	26,170
[10]Credit Saison Co. Ltd.	1,500	34,013
[10]CyberAgent Inc.	134	263,211
[10]Dai Nippon Printing Co. Ltd.	15,000	114,008
[10]Daicel Corp.	4,000	23,940
[10]Daihatsu Motor Co. Ltd.	47,000	785,452
[10]Dai-ichi Life Insurance Co. Ltd.	61	63,943
[10]Daiichi Sankyo Co. Ltd.	11,100	182,671
[10]Daikin Industries Ltd.	2,200	59,766
[10]Dainippon Sumitomo Pharma Co. Ltd.	2,900	32,028
[10]Daishi Bank Ltd.	6,000	17,554
[10]Daito Trust Construction Co. Ltd.	12,300	1,182,027
[10]Daiwa House Industry Co. Ltd.	3,000	42,620
[10]Daiwa Securities Group, Inc.	13,000	48,452
[10]Dena Co. Ltd.	400	8,667
[10]Dentsu, Inc.	1,500	39,818
10DTS Corp.	2,600	33,417
[10]East Japan Railway Co.	15,400	985,090
[10]Eizo Nanao Corp.	9,500	184,409
[10]Faith, Inc.	244	25,953
[10]FamilyMart Co. Ltd.	300	14,197
10FANUC Corp.	5,300	818,259
[10]Fast Retailing Co. Ltd.	900	184,836
[10]Fuji Media Holdings, Inc.	18	30,624
10FUJIFILM Holdings Corp.	29,200	521,518
[10]Fujitsu Ltd.	8,000	31,384
[10]Fukuoka Financial Group, Inc.	23,000	83,874
[10]Furukawa Electric Co. Ltd.	1,000	2,073
[10]Geo Holdings Corp.	200	222,372
[10]Glory Ltd.	1,200	24,831
*,10Gree, Inc.	900	14,246
10GS Yuasa Corp.	2,000	7,923
[10]Gunma Bank Ltd.	12,000	58,341
10H2O Retailing Corp.	2,000	20,542
[10]Hachijuni Bank Ltd.	13,000	68,977
[10]Hakuhodo DY Holdings, Inc.	130	8,561
[10]Hamamatsu Photonics KK	300	10,482
[10]Hankyu Hanshin Holdings, Inc.	31,000	166,026
[10]Hiday Hidaka Corp.	1,200	19,622
[10]Hirose Electric Co. Ltd.	300	28,624
[10]Hisamitsu Pharmaceutical Co., Inc.	300	15,101
[10]Hitachi Capital Corp.	11,200	203,207
[10]Hitachi Construction Machinery Co. Ltd.	500	8,938
[10]Hitachi High-Technologies Corp.	900	22,401
[10]Hitachi Ltd.	43,000	253,504
[10]Hitachi Metals Ltd.	57,000	623,870
[10]Hitachi Transport System Ltd.	1,300	23,845
[10]Hokuhoku Financial Group, Inc.	29,000	42,053
[10]Hokuriku Electric Power Co.	3,300	33,561
[10]Honda Motor Co. Ltd.	29,200	928,277
[10]House Foods Corp.	1,600	26,682
[10]Hoya Corp.	3,000	66,543
[10]Idemitsu Kosan Co. Ltd.	700	58,635
10IHI Corp.	7,000	14,898
[10]Information Services International-Dentsu Ltd.	3,500	29,335
[10]Inpex Corp.	85	472,291
[10]Isetan Mitsukoshi Holdings Ltd.	8,900	93,697

[10]Isuzu Motors Ltd.	7,000	35,687
10IT Holdings Corp.	4,900	50,705
[10]Ito En Ltd.	100	1,899
10ITOCHU Corp.	18,900	195,649
[10]Iyo Bank Ltd.	8,000	61,617
10J Front Retailing Co. Ltd.	15,000	74,322
[10]Japan Steel Works Ltd.	3,000	16,319
[10]Japan Tobacco, Inc.	24,200	760,233
10JFE Holdings, Inc.	4,800	62,920
10JGC Corp.	3,000	91,689
[10]Joyo Bank Ltd.	12,000	53,471
10JS Group Corp.	6,200	129,576
10JTEKT Corp.	6,300	55,306
[10]Jupiter Telecommunications Co. Ltd.	621	619,791
[10]Juroku Bank Ltd.	3,000	9,806
10JX Holdings, Inc.	84,380	405,601
[10]Kamigumi Co. Ltd.	8,000	64,155
[10]Kaneka Corp.	9,000	46,288
[10]Kansai Paint Co. Ltd.	2,000	20,876
10KAO Corp.	4,100	110,809
*,10Kawasaki Kisen Kaisha Ltd.	21,000	31,803
10KDDI Corp.	64	440,653
[10]Keikyu Corp.	4,000	37,320
[10]Keio Corp.	5,000	36,715
[10]Keisei Electric Railway Co. Ltd.	1,000	9,025
*,10Kenedix, Inc.	106	13,917
[10]Keyence Corp.	3,670	914,053
[10]Kikkoman Corp.	2,000	25,098
[10]Kinden Corp.	3,000	20,173
[10]Kintetsu Corp.	12,000	47,624
[10]Kirin Holdings Co. Ltd.	6,000	68,058
[10]Kobe Steel Ltd.	32,000	29,915
[10]Komatsu Ltd.	38,700	858,531
[10]Konami Corp.	1,200	25,577
[10]Konica Minolta Holdings, Inc.	24,500	172,755
[10]Kubota Corp.	10,000	94,543
[10]Kuraray Co. Ltd.	2,000	23,409
[10]Kurita Water Industries Ltd.	600	13,496
[10]Kyocera Corp.	9,800	775,398
Kyocera Corp. ADR	300	23,946
[10]Kyowa Exeo Corp.	16,100	165,227
[10]Kyowa Hakko Kirin Co. Ltd.	6,000	66,736
[10]Lawson, Inc.	500	35,913
[10]Mabuchi Motor Co. Ltd.	800	31,024
[10]Makita Corp.	600	20,049
[10]Marubeni Corp.	56,000	373,546
[10]Marudai Food Co. Ltd.	12,000	45,150
[10]Marui Group Co. Ltd.	5,100	37,276
[10]Maruichi Steel Tube Ltd.	65	1,262
*,10Mazda Motor Corp.	53,000	63,564
10McDonald’s Holdings Co Japan Ltd.	300	8,672
[10]Medipal Holdings Corp.	4,550	65,451
10MEIJI Holdings Co. Ltd.	700	31,965
[10]Meitec Corp.	1,400	29,988
[10]Ministop Co. Ltd.	9,600	167,963
[10]Miraca Holdings, Inc.	3,400	144,481
[10]Mitsubishi Chemical Holdings Corp.	25,000	105,501
[10]Mitsubishi Corp.	62,400	1,234,814
[10]Mitsubishi Electric Corp.	30,000	237,730
[10]Mitsubishi Estate Co. Ltd.	10,000	179,107
[10]Mitsubishi Gas Chemical Co., Inc.	13,000	74,545
[10]Mitsubishi Heavy Industries Ltd.	70,000	282,642
[10]Mitsubishi Logistics Corp.	3,000	31,680
[10]Mitsubishi Materials Corp.	32,000	88,205
*,10Mitsubishi Motors Corp.	22,000	20,976
[10]Mitsubishi Tanabe Pharma Corp.	1,367	20,863
[10]Mitsubishi UFJ Financial Group, Inc.	339,894	1,648,159
[10]Mitsui & Co. Ltd.	22,292	329,178
[10]Mitsui Chemicals, Inc.	18,000	40,342
[10]Mitsui Fudosan Co. Ltd.	6,000	115,604
[10]Mitsui Home Co. Ltd.	5,000	27,406
[10]Mitsui Osk Lines Ltd.	7,000	21,126
[10]Mizuho Financial Group, Inc.	148,000	243,749
10MS&AD Insurance Group Holdings	8,600	139,084
[10]Murata Manufacturing Co. Ltd.	1,200	59,740
[10]Nabtesco Corp.	1,000	21,822
[10]Nagase & Co. Ltd.	3,000	34,543
[10]Namco Bandai Holdings, Inc.	16,300	234,093
*,10NEC Corp.	65,000	86,591
*,10Nexon Co. Ltd.	5,121	104,786

10NGK Insulators Ltd.	2,000	22,954
[10]Nidec Corp.	9,100	716,502
[10]Nihon Kohden Corp.	6,600	214,497
[10]Nikon Corp.	2,800	77,321
[10]Nintendo Co. Ltd.	800	88,993
[10]Nippon Electric Glass Co. Ltd.	3,000	15,793
[10]Nippon Express Co. Ltd.	26,000	105,869
[10]Nippon Meat Packers, Inc.	3,000	39,201
[10]Nippon Paper Group, Inc.	2,200	27,825
[10]Nippon Sheet Glass Co. Ltd.	25,000	23,063
[10]Nippon Shokubai Co. Ltd.	1,000	12,166
[10]Nippon Steel Corp.	63,000	125,711
[10]Nippon Telegraph & Telephone Corp.	10,600	492,047
[10]Nippon Television Network Corp.	180	27,554
[10]Nippon Thompson Co. Ltd.	3,000	12,891
[10]Nippon Yusen KK	41,000	90,724
[10]Nishi-Nippon City Bank Ltd.	17,000	37,161
[10]Nissan Motor Co. Ltd.	2,100	19,744
*,10Nissha Printing Co. Ltd.	100	1,010
[10]Nisshin Seifun Group, Inc.	6,500	77,402
[10]Nisshin Steel Co. Ltd.	15,000	16,505
[10]Nisshinbo Holdings, Inc.	3,000	19,638
[10]Nissin Foods Holdings Co. Ltd.	300	11,462
[10]Nitori Holdings Co. Ltd.	200	18,700
[10]Nitto Denko Corp.	900	38,667
10NOF Corp.	42,000	202,505
10NOK Corp.	500	9,561
[10]Nomura Holdings, Inc.	76,100	266,472
[10]Nomura Research Institute Ltd.	500	10,328
10NS Solutions Corp.	1,200	23,305
10NTT Data Corp.	15	45,308
10NTT DoCoMo, Inc.	200	334,315
10NTT Urban Development Corp.	6	4,835
[10]Obayashi Corp.	15,000	68,094
[10]Odakyu Electric Railway Co. Ltd.	6,000	61,533
10OJI Paper Co. Ltd.	25,000	83,257
*,10Olympus Corp.	2,300	43,073
[10]Omron Corp.	1,100	21,904
[10]Onward Holdings Co. Ltd.	2,000	14,953
[10]Oriental Land Co. Ltd.	300	37,322
10ORIX Corp.	1,970	186,239
[10]Otsuka Corp.	300	26,359
[10]Otsuka Holdings Co. Ltd.	12,300	374,543
[10]Panasonic Corp.	70,100	485,187
[10]Rakuten, Inc.	115,700	1,151,114
*,10Renesas Electronics Corp.	1,900	6,324
[10]Rengo Co. Ltd.	7,000	38,513
[10]Ricoh Co. Ltd.	18,000	123,064
[10]Riken Corp.	8,000	31,011
[10]Rinnai Corp.	200	12,876
[10]Rohm Co. Ltd.	8,200	294,310
[10]Round One Corp.	43,600	223,772
[10]San-In Godo Bank Ltd.	2,000	13,993
[10]Sankyo Co. Ltd.	1,000	49,566
[10]Sankyu, Inc.	44,000	164,617
[10]Sanrio Co. Ltd.	500	17,241
[10]Santen Pharmaceutical Co. Ltd.	400	17,017
[10]Sapporo Hokuyo Holdings, Inc.	13,000	37,171
10SBI Holdings, Inc.	771	52,060
[10]Secom Co. Ltd.	2,600	120,288
[10]Seiko Epson Corp.	1,300	10,346
[10]Sekisui House Ltd.	15,000	143,337
[10]Seven Bank Ltd.	1,000	2,495
[10]Sharp Corp.	30,563	104,553
[10]Shiga Bank Ltd.	8,000	43,799
[10]Shikoku Electric Power Co., Inc.	3,400	52,407

[10]Shimadzu Corp.	1,000	8,158
[10]Shimamura Co. Ltd.	100	11,606
[10]Shimano, Inc.	800	53,125
[10]Shimizu Corp.	18,000	56,062
[10]Shin-Etsu Chemical Co. Ltd.	3,000	151,436
[10]Shinsei Bank Ltd.	9,000	10,139
[10]Shionogi & Co. Ltd.	30,100	428,741
[10]Shiseido Co. Ltd.	12,900	184,621
10SMC Corp.	3,300	554,373
[10]Softbank Corp.	15,900	606,645
[10]Sojitz Corp.	30,900	47,905
[10]Sony Corp.	36,500	443,837
[10]Sony Financial Holdings, Inc.	800	12,760
[10]Sumitomo Chemical Co. Ltd.	11,000	30,474
[10]Sumitomo Corp.	81,400	1,140,340
[10]Sumitomo Electric Industries Ltd.	49,700	584,445
[10]Sumitomo Heavy Industries Ltd.	37,000	148,264
[10]Sumitomo Metal Industries Ltd.	23,000	33,714
[10]Sumitomo Metal Mining Co. Ltd.	7,000	74,767
[10]Sumitomo Mitsui Financial Group, Inc.	19,600	617,230
[10]Sumitomo Mitsui Trust Holdings, Inc.	29,820	85,173
[10]Sumitomo Realty & Development Co. Ltd.	3,000	74,651
[10]Sumitomo Rubber Industries Ltd.	2,500	29,983
[10]Suruga Bank Ltd.	1,000	10,558
[10]Suzuken Co. Ltd.	2,300	82,437
[10]Suzuki Motor Corp.	4,300	78,567
[10]Sysmex Corp.	17,900	779,674
[10]Taiheiyo Cement Corp.	1,000	2,198
[10]Taisei Corp.	24,000	65,979
[10]Taisho Pharmaceutical Holdings Co. Ltd.	200	15,958
[10]Taiyo Nippon Sanso Corp.	1,000	5,596
[10]Takashimaya Co. Ltd.	5,000	36,437
[10]Takeda Pharmaceutical Co. Ltd.	5,800	266,392
10TDK Corp.	900	34,136
[10]Teijin, Ltd.	12,000	35,097
[10]Terumo Corp.	10,900	445,206
10THK Co. Ltd.	600	10,609
[10]Tobu Railway Co. Ltd.	7,000	37,819
[10]Toda Corp.	4,000	12,209
[10]Toho Co. Ltd.	500	8,957
[10]Toho Gas Co. Ltd.	1,000	6,013
[10]Tokai Rika Co. Ltd.	6,400	98,889
[10]Tokio Marine Holdings, Inc.	44,400	1,017,300
[10]Tokuyama Corp.	7,000	15,593
[10]Tokyo Broadcasting System Holdings, Inc.	700	8,049
[10]Tokyo Electron Ltd.	20,700	961,197
*,10Tokyo Tatemono Co. Ltd.	9,000	33,157
[10]Tokyu Corp.	12,000	57,535
[10]Toppan Printing Co. Ltd.	18,000	111,514
[10]Toray Industries, Inc.	12,000	75,124
[10]Tosei Corp.	43	16,867
[10]Toshiba Corp.	32,000	105,981
[10]Tosoh Corp.	26,000	63,871
10TOTO Ltd.	1,000	7,411
[10]Toyo Ink SC Holdings Co. Ltd.	1,000	3,603
[10]Toyo Seikan Kaisha Ltd.	5,600	65,763
[10]Toyo Suisan Kaisha Ltd.	1,000	24,012
[10]Toyo Tire & Rubber Co. Ltd.	62,000	184,486
[10]Toyota Boshoku Corp.	300	3,359
[10]Toyota Motor Corp.	66,030	2,524,777
[10]Toyota Tsusho Corp.	6,400	118,336
[10]Trend Micro, Inc.	500	14,825
[10]Tsumura & Co.	300	8,438
[10]Unicharm Corp.	800	44,074
10UNY Co. Ltd.	6,000	54,003
[10]Ushio, Inc.	500	6,301
[10]Uss Co. Ltd.	330	35,513
[10]Vital KSK Holdings, Inc.	2,500	24,669
[10]Wacoal Holdings Corp.	4,000	47,713
[10]West Japan Railway Co.	3,600	155,268
[10]Yahoo Japan Corp.	84	30,537
[10]Yakult Honsha Co. Ltd.	500	19,331
[10]Yamada Denki Co. Ltd.	870	45,089
[10]Yamaguchi Financial Group, Inc.	6,000	50,558
[10]Yamaha Corp.	6,400	61,536
[10]Yamaha Motor Co. Ltd.	3,800	32,096
[10]Yamato Holdings Co. Ltd.	4,100	67,124
[10]Yamato Kogyo Co. Ltd.	700	19,736
[10]Yamazaki Baking Co. Ltd.	1,000	13,940

[10]Yaskawa Electric Corp.	1,000	7,166
[10]Yellow Hat Ltd.	2,100	33,814
[10]Yokogawa Electric Corp.	700	7,172
[10]Yokohama Rubber Co. Ltd.	19,100	132,074
[10]Yorozu Corp.	1,200	17,773

TOTAL JAPAN		$47,342,051
JORDAN - 0.2%
[10]Arab Bank PLC	30,435	300,545
[10]Arab Potash Co.	2,100	124,297
[10]Bank of Jordan	14,070	40,317
*,10Capital Bank of Jordan	21,205	33,324
*,10Jordan Petroleum Refinery Co.	5,580	41,235
[10]Jordan Phosphate Mines	1,700	28,660
[10]Jordan Steel	5,259	11,938
[10]Jordan Telecommunications Co. PSC	9,750	68,758
[10]Jordanian Electric Power Co.	10,917	42,930
*,10Middle East Complex for Engineering Electric and Heavy Industries PLC	60	9
*,10Taameer Jordan Holdings PSC	12,900	3,105

TOTAL JORDAN		$695,118
KAZAKHSTAN - 0.1%
[10]Eurasian Natural Resources Corp. PLC	21,112	129,373
*,10Halyk Savings Bank of Kazakhstan JSC GDR	21,790	121,635
*,10Kazkommertsbank JSC GDR	19,000	49,062
KazMunaiGas Exploration Production JSC GDR	9,700	173,546

TOTAL KAZAKHSTAN		$473,616
KENYA - 0.2%
[10]Athi River Mining Ltd.	29,200	70,678
[10]Bamburi Cement Co. Ltd.	39,800	84,912
[10]Barclays Bank of Kenya Ltd.	493,600	82,548
[10]East African Breweries Ltd.	66,980	175,303
[10]Equity Bank Ltd.	470,900	120,055
[10]Kenya Airways Ltd.	402,900	67,344
[10]Kenya Commercial Bank Ltd.	244,300	69,480
[10]Kenya Power & Lighting Ltd.	178,087	32,315
[10]Nation Media Group Ltd.	26,620	54,828
[10]Safaricom Ltd.	2,400,100	108,204
[10]Standard Chartered Bank Kenya Ltd.	9,711	22,423

TOTAL KENYA		$888,090
LATVIA - 0.0%**
*,10Latvian Shipping Co.	36,206	18,077
LEBANON - 0.1%
[12]Solidere GDR	18,936	260,370
LITHUANIA - 0.1%
[10]Apranga PVA	22,400	50,265
*,10Invalda PVA	17,284	55,101
[10]Lesto AB	19,018	13,662
*,10Lietuvos Energijos Gamyba	10,949	5,687
[10]Litgrid AB	8,818	5,561
*,10Panevezio Statybos Trestas	16,900	22,346
[10]Pieno Zvaigzdes	10,687	24,519
*,10Siauliu Bankas	58,107	17,381

TOTAL LITHUANIA		$194,522
LUXEMBOURG - 0.7%
[12]ArcelorMittal	31,453	500,103
*,10Kernel Holding SA	4,220	87,963
[10]Millicom International Cellular SA	5,156	466,105
10SES SA	30,757	739,400
[10]Subsea 7 SA	28,965	605,394
[10]Tenaris SA	1,919	37,214

TOTAL LUXEMBOURG		$2,436,179
MALAYSIA - 0.8%
[10]Alliance Financial Group Bhd	28,800	38,989
[10]Axiata Group Bhd	45,000	84,118
[10]Batu Kawan Bhd	12,600	75,112
[10]British American Tobacco Malaysia Bhd	4,100	78,081
[10]Bursa Malaysia Bhd	14,500	29,088

10CIMB Group Holdings Bhd	54,800	137,126
[10]Dialog Group Bhd	42,600	32,547
10DiGi.Com Bhd	50,000	70,768
[10]Gamuda Bhd	81,100	90,645
[10]Genting Bhd	47,800	144,294
[10]Genting Malaysia Bhd	57,900	62,082
[10]Hong Leong Bank Bhd	16,400	71,545
10IJM Corp. Bhd	40,860	67,397
10IOI Corp. Bhd	75,280	128,119
10KLCC Property Holdings Bhd	24,500	39,801
*,10KNM Group Bhd	27,075	5,422
[10]Kuala Lumpur Kepong Bhd	15,400	116,608
[10]Kulim Malaysia Bhd	17,300	28,528
[10]Malayan Banking Bhd	50,490	141,045
[10]Malaysian Resources Corp. Bhd	83,700	48,126
[10]Maxis Bhd	62,200	127,230
10MISC Bhd	24,700	35,575
10MMC Corp. Bhd	48,400	36,987
[10]Muhibbah Engineering M Bhd	68,300	20,112
[10]Multi-Purpose Holdings Bhd	36,500	41,263
[10]Petronas Chemicals Group Bhd	110,500	232,101
[10]Petronas Dagangan Bhd	18,600	124,355
10PPB Group Bhd	14,100	68,397
[10]Public Bank Bhd	19,800	90,713
10RHB Capital Bhd	9,900	23,249
*Sapurakencana Petroleum Bhd	54,217	42,445
*,10Scomi Group Bhd	69,500	4,762
[10]Sime Darby Bhd	78,946	247,417
10Ta Ann Holdings Bhd	19,008	28,388
*,10Telekom Malaysia Bhd	35,100	63,215
[10]Tenaga Nasional Bhd	60,025	129,287
10UMW Holdings Bhd	15,400	46,444
[10]Wah Seong Corp. Bhd	35,921	21,445
10WCT Bhd	35,466	28,569
10YTL Corp. Bhd	102,176	60,496
10YTL Power International Bhd	69,316	39,711

TOTAL MALAYSIA		$3,001,602
MAURITIUS - 0.2%
*,10Lux Island Resorts Ltd.	7,000	4,153
[10]Mauritius Commercial Bank	38,600	208,753
[10]Mauritius Development Invest Trust	265,200	42,961
[10]New Mauritius Hotels Ltd.	18,900	41,582
[10]Rogers And Co. Ltd.	7,100	70,972
[10]State Bank of Mauritius Ltd.	55,800	149,110
[10]Sun Resorts Ltd.	24,969	26,549

TOTAL MAURITIUS		$544,080
MEXICO - 2.1%
Alfa SAB de CV	39,300	628,073
America Movil SAB de CV	1,188,524	1,587,261
America Movil SAB de CV ADR	31,602	843,457
Arca Continental SAB de CV	12,700	79,790
*Cemex SAB de CV	415,368	288,292
Coca-Cola Femsa SAB de CV	6,400	71,707
Compartamos SAB de CV	108,000	107,850
*Corp. GEO SAB de CV	18,100	19,028
Corp. Moctezuma SAB de CV	20,900	50,103
*Empresas ICA SAB de CV	20,800	34,879
Fomento Economico Mexicano SAB de CV	46,900	400,282
*Grupo Aeroportuario del Centro Norte Sab de CV	17,800	37,478
Grupo Aeroportuario del Pacifico SAB de CV	14,700	57,701
Grupo Bimbo SAB de CV	53,600	133,411
Grupo Carso SAB de CV	24,800	85,765
[12]Grupo Elektra SA de CV	1,460	68,639
Grupo Financiero Banorte SAB de CV	108,900	584,687
Grupo Financiero Inbursa SAB de CV	195,500	514,532
Grupo Mexico SAB de CV	138,321	389,007
Grupo Modelo SAB de CV	16,500	149,261
Grupo Televisa SAB	60,600	275,738
*Impulsora del Desarrollo y El Empleo en America Latina SAB de CV	56,900	92,847
*Industrias CH SAB de CV	7,500	37,578
Industrias Penoles SAB de CV	4,530	185,308
Kimberly-Clark de Mexico SAB de CV	42,000	87,420
Mexichem SAB de CV	25,605	121,108
*Minera Frisco SAB de CV	24,800	98,130
*Organizacion Soriana SAB de CV	10,800	32,322
*Promotora y Operadora de Infraestructura SAB de CV	13,900	72,090
TV Azteca SAB de CV	38,700	25,696
*Urbi Desarrollos Urbanos SAB de CV	22,900	13,535
Wal-Mart de Mexico SAB de CV	138,900	391,784

TOTAL MEXICO		$7,564,759
MOROCCO - 0.4%
[10]Attijariwafa Bank	6,559	253,048
[10]Auto Hall	3,700	23,886
[10]Banque Centrale Populaire	3,900	86,909
[10]Banque Marocaine du Commerce et de l’Industrie	320	29,066
[10]Banque Marocaine du Commerce Exterieur	6,980	131,185
Brasseries Maroc	171	31,930
[10]Cie Generale Immobiliere	390	33,961
[10]Ciments du Maroc	500	49,623
[10]Credit Immobilier et Hotelier	800	20,090
[10]Delta Holding SA	7,500	31,435
[10]Douja Promotion Groupe Addoha SA	13,520	104,179
[10]Holcim Maroc SA	520	102,177
[10]Lafarge Ciments	365	60,365
[10]Maroc Telecom SA	23,700	286,184
*,10SAMIR	440	22,236
*,10Sonasid	210	33,808

TOTAL MOROCCO		$1,300,082
NETHERLANDS - 1.6%
[10]Aegon NV	98,546	447,339
10AKZO Nobel NV	3,317	179,033
10ASML Holding NV	9,218	532,408
[10]Delta Lloyd NV	2,063	26,902
[10]European Aeronautic Defence And Space Co. NV	4,004	143,680
[10]Fugro NV	10,521	688,479
[10]Heineken Holding NV	7,077	325,258
[10]Heineken NV	1,781	96,495
*,10ING Groep NV	91,193	599,906
[10]Koninklijke Ahold NV	5,345	65,061
[10]Koninklijke Boskalis Westminster NV	635	20,691
[10]Koninklijke DSM NV	6,123	301,390
[10]Koninklijke KPN NV	24,200	198,635
[10]Koninklijke Philips Electronics NV	9,623	211,632
[10]Koninklijke Vopak NV	418	26,489
*QIAGEN NV	1,361	23,967
[10]Randstad Holding NV	626	18,963
[10]Royal Dutch Shell PLC	17,176	585,017
[10]Royal Dutch Shell PLC	24,900	875,920
*,10SBM Offshore NV	1,844	22,474
10TNT Express NV	2,306	24,993
[10]Unilever NV	15,244	529,241
*Yandex NV	2,700	51,921

TOTAL NETHERLANDS		$5,995,894
NEW ZEALAND - 0.0%**
[10]Auckland International Airport Ltd.	1,842	3,706
*,10Contact Energy Ltd.	8,921	36,095
[10]Fletcher Building Ltd.	87	429
10SKYCITY Entertainment Group Ltd.	3,557	10,231

TOTAL NEW ZEALAND		$50,461
NIGERIA - 0.2%
[10]Access Bank PLC	362,588	16,434
[10]Dangote Cement PLC	91,000	64,634
[10]First Bank of Nigeria PLC	1,383,642	98,390
*,10First City Monument Bank PLC	862,500	16,746
*,10Forte Oil PLC	61,333	4,113
[10]Guaranty Trust Bank PLC	1,293,110	138,916
[10]Guinness Nigeria PLC	45,800	69,159
[10]Nestle Nigeria PLC	17,736	55,186
[10]Nigerian Breweries PLC	170,480	126,195
*,10Oando PLC	473,625	41,056
10UAC of Nigeria PLC	124,250	25,978
*,10United Bank for Africa PLC	812,014	22,002
[10]Zenith Bank PLC	1,340,475	120,040

TOTAL NIGERIA		$798,849

10NORWAY - 0.6%
10AKER Solutions ASA	954	13,977
*,10Cermaq ASA	498	5,897
10DNB ASA	23,763	249,484
*,10Marine Harvest ASA	47,108	31,384
[10]Norsk Hydro ASA	22,971	93,295
[10]Orkla ASA	34,583	246,846
[10]Petroleum Geo-Services ASA	667	9,760
[10]Statoil ASA	32,263	766,782
*,10Storebrand ASA	10,389	39,501
[10]Telenor ASA	39,566	669,038
10TGS Nopec Geophysical Co. ASA	4,671	136,522
*Veripos, Inc.	665	1,280

TOTAL NORWAY		$2,263,766
OMAN - 0.2%
[10]Bank Dhofar SAOG	40,413	42,554
[10]Bank Sohar	215,660	77,784
[10]BankMuscat SAOG	98,380	131,764
[10]Dhofar International Development & Investment Holding Co.	8,500	8,692
[10]Galfar Engineering & Contracting SAOG	34,540	32,641
10HSBC Bank Oman	35,846	21,121
[10]National Bank Of Oman SAOG	49,374	33,548
[10]Oman Cement Co.	52,540	84,401
[10]Oman Flour Mills Co. SAOG	16,000	18,879
[10]Oman Oil Marketing Co.	13,300	63,460
[10]Oman Telecommunications Co. SAOG	46,000	158,913
*,10Renaissance Services SAOG	35,992	40,857

TOTAL OMAN		$714,614
PAKISTAN - 0.2%
[10]Engro Corp. Ltd.	19,952	19,675
[10]Fauji Fertilizer Co. Ltd.	58,780	73,201
10HUB Power Co.	226,500	103,906
[10]Lucky Cement Ltd.	15,000	19,644
10MCB Bank Ltd.	44,770	88,909
[10]Millat Tractors Ltd.	7,660	41,553
[10]National Bank Of Pakistan	88,480	43,449
[10]Nishat Mills Ltd.	55,450	30,934
*,10Oil & Gas Development Co. Ltd.	94,600	166,897
[10]Pakistan Oilfields Ltd.	9,300	38,488
[10]Pakistan Petroleum Ltd.	36,458	75,345
[10]Pakistan State Oil Co. Ltd.	11,700	30,394
*,10Pakistan Telecommunication Co. Ltd.	135,000	20,036
[10]United Bank Ltd.	53,000	49,433

TOTAL PAKISTAN		$801,864
PAPUA NEW GUINEA - 0.2%
[10]Oil Search Ltd.	83,126	606,634
PERU - 0.3%
Alicorp SA	41,600	107,406
BBVA Banco Continental SA	25,099	58,781
Cia de Minas Buenaventura SA ADR	7,700	280,434
Cia Minera Milpo SAA	34,893	51,290
Credicorp Ltd.	2,500	289,850
Ferreyros SA	71,981	58,659
Grana y Montero SA	46,300	146,340
Luz del Sur SAA	12,200	32,939
Minsur SA	35,670	30,291
Sociedad Minera el Brocal SA	4,000	63,214
Volcan Cia Minera SAA	41,905	46,277

TOTAL PERU		$1,165,481
PHILIPPINES - 0.5%
[10]Aboitiz Equity Ventures, Inc.	274,600	322,813
[10]Aboitiz Power Corp.	88,400	72,937
[10]Alliance Global Group, Inc.	135,000	37,597
[10]Ayala Corp.	8,520	88,521
[10]Ayala Land, Inc.	178,200	92,905
[10]Bank of the Philippine Islands	34,945	60,619
10BDO Unibank, Inc.	71,962	110,756
[10]Energy Development Corp.	411,750	59,651
[10]Jollibee Foods Corp.	47,600	117,262
[10]Manila Electric Co.	10,710	67,766
[10]Metropolitan Bank & Trust	27,813	66,439
[10]Philex Mining Corp.	216,150	115,351
[10]Philippine Long Distance Telephone Co.	1,800	117,893
[10]San Miguel Corp.	23,000	61,300
[10]Semirara Mining Corp.	14,190	76,021
10SM Investments Corp.	5,010	89,653
10SM Prime Holdings, Inc.	200,750	67,133

TOTAL PHILIPPINES		$1,624,617
POLAND - 0.7%
10AmRest Holdings SE	2,700	60,484
[10]Asseco Poland SA	7,073	96,071
[10]Bank Pekao SA	4,050	168,993
*,10Bioton SA	1,701,800	29,978
*,10BRE Bank SA	780	66,319
[10]Budimex SA	2,780	46,435
*,10Cyfrowy Polsat SA	22,930	100,362
[10]Eurocash SA	10,410	121,695
*,10Get Bank SA	52,683	25,099
*,10Getin Holding SA	18,000	8,859
[10]Grupa Kety SA	450	16,253
*,10Grupa Lotos SA	2,600	20,295
*,10ING Bank Slaski SA	2,000	45,629
[10]Jastrzebska Spolka Weglowa SA	2,850	79,340
10KGHM Polska Miedz SA	4,800	181,326
10LPP SA	90	90,998
[10]Lubelski Wegiel Bogdanka SA	1,500	54,492
*,10Netia SA	21,500	38,247
[10]Orbis SA	2,900	31,109
10PGE SA	34,980	194,568
[10]Polimex-Mostostal SA	47,700	9,248
*,10Polish Energy Partners SA	4,100	34,896
*,10Polski Koncern Naftowy Orlen SA	11,150	119,136
*,10Polskie Gornictwo Naftowe i Gazownictwo SA	61,300	74,224
[10]Powszechna Kasa Oszczednosci Bank Polski SA	29,200	283,419
[10]Powszechny Zaklad Ubezpieczen SA	2,360	249,283
*,10Rovese SA	13,950	8,460
[10]Synthos SA	34,800	55,078
[10]Tauron Polska Energia SA	70,360	96,671
[10]Telekomunikacja Polska SA	38,120	179,590
10TVN SA	14,650	32,730

TOTAL POLAND		$2,619,287
PORTUGAL - 0.0%**
*,10Banco Espirito Santo SA	16,030	9,855
[10]Galp Energia SGPS SA	1,350	18,260
[10]Jeronimo Martins SGPS SA	1,290	20,220
[10,12]Portugal Telecom SGPS SA	5,355	22,714

TOTAL PORTUGAL		$71,049
QATAR - 0.4%
[10]Barwa Real Estate Co.	3,607	27,651
[10]Commercial Bank of Qatar QSC	3,008	57,397
[10]Doha Bank QSC	2,658	41,002
[10]Gulf International Services QSC	5,500	39,249
[10]Industries Qatar QSC	8,430	304,744
[10]Masraf Al Rayan	21,290	157,403
[10]Omani Qatari Telecommunications Co. SAOG	14,700	17,898
[10]Qatar Electricity & Water Co.	2,230	82,733
[10]Qatar Fuel Co.	610	39,595
[10]Qatar Gas Transport Co. Nakilat	15,550	66,879
[10]Qatar International Islamic Bank	1,680	22,582
[10]Qatar Islamic Bank	3,500	74,686
[10]Qatar National Bank SAQ	8,188	298,140
[10]Qatar National Cement Co.	1,220	34,013
[10]Qatar Navigation	2,703	42,880
[10]Qatar Telecom Qtel QSC	7,182	206,674

TOTAL QATAR		$1,513,526
ROMANIA - 0.1%
[10]Antibiotice	159,827	14,915
*,10Banca Transilvania	257,164	68,898
[10]Biofarm Bucuresti	481,487	24,348
10BRD-Groupe Societe Generale	85,800	194,769
10OMV Petrom SA	1,688,500	175,242
[10]Transelectrica SA	2,450	8,521

TOTAL ROMANIA		$486,693

RUSSIA - 1.7%
*,10Federal Hydrogenerating Co. JSC ADR	67,760	165,343
Gazprom Neft OAO ADR	12,600	296,730
*Gazprom OAO ADR	152,845	1,407,702
[10]Globaltrans Investment PLC GDR	8,080	152,314
10LSR Group GDR	27,240	121,097
*,10Lukoil OAO ADR	9,610	540,281
[10,12]Magnit OJSC GDR	4,800	154,874
*,10Mail.Ru Group Ltd. GDR	2,090	63,049
[12]Mechel ADR	8,700	56,376
*,10MMC Norilsk Nickel OJSC ADR	15,900	244,779
*MMC Norilsk Nickel OJSC ADR	14,210	218,834
Mobile Telesystems OJSC ADR	28,700	543,865
[10]NovaTek OAO GDR	1,000	112,293
[10]Novolipetsk Steel OJSC GDR	2,800	46,394
*,10Pharmstandard OJSC GDR	5,700	82,828
*,10Rosneft Oil Co. OAO GDR	25,500	152,657
Rostelecom OJSC ADR	8,766	182,253
Sberbank of Russia ADR	64,630	720,275
[10]Severstal OAO GDR	5,880	65,557
[10]Sistema JSFC GDR	5,500	113,549
*Surgutneftegas OAO ADR	10,000	56,000
*,10Tatneft OAO ADR	4,000	149,638
10TMK OAO GDR	4,860	69,320
*VimpelCom Ltd. ADR	20,100	168,639
12VTB Bank OJSC GDR	42,550	140,249
*,10X5 Retail Group NV GDR	6,100	119,129

TOTAL RUSSIA		$6,144,025
SINGAPORE - 1.3%
[10]CapitaLand Ltd.	58,000	138,997
[10]City Developments Ltd.	3,000	28,094
[10]ComfortDelGro Corp. Ltd.	8,000	10,782
10DBS Group Holdings Ltd.	74,000	873,010
[10]Fraser And Neave Ltd.	4,000	26,249
10,[12]Genting Singapore PLC	60,000	62,623
[10]Global Logistic Properties Ltd.	17,000	30,573
[10]Golden Agri-Resources Ltd.	705,440	417,760
10Hi-P International Ltd.	14,000	8,266
[10]Jardine Cycle & Carriage Ltd.	3,335	124,780
[10]Keppel Corp. Ltd.	111,400	997,028
[10]Olam International Ltd.	7,000	10,318
[10]Oversea-Chinese Banking Corp.	74,000	565,973
[10]Overseas Union Enterprise Ltd.	8,000	16,330
[10]SembCorp. Industries Ltd.	113,000	478,651
[10]SembCorp. Marine Ltd.	8,000	31,128
*,10Singapore Airlines Ltd.	17,000	144,322
[10]Singapore Exchange Ltd.	13,000	69,582
[10]Singapore Land Ltd.	2,000	9,511
[10]Singapore Press Holdings Ltd.	8,000	26,381
[10]Singapore Technologies Engineering Ltd.	9,000	23,815
[10]Singapore Telecommunications Ltd.	95,000	272,611
[10]Starhub Ltd.	1,000	3,076
10STX OSV Holdings Ltd.	174,000	218,509
*,10SunVic Chemical Holdings Ltd.	33,000	8,153
[10]United Industrial Corp. Ltd.	9,000	19,129
10UOL Group Ltd.	41,000	170,159
[10]Venture Corp. Ltd.	7,000	41,866
[10]Wilmar International Ltd.	24,000	62,154

TOTAL SINGAPORE		$4,889,830
SLOVENIA - 0.1%
[10]Gorenje DD	2,600	14,414
[10]Krka DD Novo Mesto	4,070	209,574
*,10Luka Koper	1,120	9,878
[10]Mercator Poslovni Sistem	622	93,532
[10]Nova Kreditna Banka Maribor DD	11,800	19,683
[10]Petrol DD Ljubljana	210	44,159
*,10Sava DD	100	489
[10]Telekom Slovenije DD	1,000	74,204

TOTAL SLOVENIA		$465,933
SOUTH AFRICA - 1.8%
10ABSA Group Ltd.	4,900	79,842
[10]Aeci Ltd.	3,000	28,298
[10]African Bank Investments Ltd.	19,710	86,810
[10]African Rainbow Minerals Ltd.	2,100	39,510
[10,12]Anglo American Platinum Ltd.	900	46,125
[10]AngloGold Ashanti Ltd.	6,130	207,468
[10]ArcelorMittal South Africa Ltd.	2,610	14,088
*,10Aspen Pharmacare Holdings Ltd.	7,432	130,310
[10]Astral Foods Ltd.	16,800	208,461
[10]Aveng Ltd.	21,500	93,401

10AVI Ltd.	12,300	87,715
[10]Barloworld Ltd.	10,400	104,872
[10]Bidvest Group Ltd.	10,025	239,915
[10]Discovery Holdings Ltd.	7,999	52,199
[10]Exxaro Resources Ltd.	2,300	46,763
[10]FirstRand Ltd.	64,690	215,639
[10]Foschini Group Ltd.	4,400	75,685
[10]Gold Fields Ltd.	12,790	164,159
[10]Grindrod Ltd.	29,600	46,211
[10]Harmony Gold Mining Co. Ltd.	8,390	82,725
[10]Impala Platinum Holdings Ltd.	9,774	153,179
[10]Imperial Holdings Ltd.	3,900	89,008
[10]Investec Ltd.	3,500	20,903
10JSE Ltd.	2,600	23,715
[10,12]Kumba Iron Ore Ltd.	1,490	92,470
[10]Liberty Holdings Ltd.	2,800	31,653
[10]Massmart Holdings Ltd.	3,274	68,643
10MMI Holdings Ltd.	22,679	50,928
10MTN Group Ltd.	58,860	1,058,185
*,10Murray & Roberts Holdings Ltd.	26,380	75,079
[10]Naspers Ltd.	6,271	340,186
[10]Nedbank Group Ltd.	19,600	427,249
[10]Netcare Ltd.	31,200	61,130
[10]Pick n Pay Stores Ltd.	8,300	42,444
[10]Pretoria Portland Cement Co. Ltd.	10,421	32,561
[10]Remgro Ltd.	9,190	156,283
[10]Reunert Ltd.	14,450	139,493
10RMB Holdings Ltd.	13,000	57,461
10RMI Holdings	13,000	28,606
[10]Sanlam Ltd.	29,000	124,473
[10]Sasol Ltd.	7,980	331,036
[10]Shoprite Holdings Ltd.	6,320	123,935
[10]Standard Bank Group Ltd.	19,740	271,578
*,10,12Steinhoff International Holdings Ltd.	24,400	72,395
*,10Telkom SA Ltd.	71,800	155,812
[10]Tiger Brands Ltd.	3,590	115,269
[10]Truworths International Ltd.	7,400	92,324
[10]Vodacom Group Ltd.	10,220	118,369
[10]Wilson Bayly Holmes-Ovcon Ltd.	2,800	44,118
[10]Woolworths Holdings Ltd.	18,580	120,726

TOTAL SOUTH AFRICA		$6,569,407
SOUTH KOREA - 2.6%
[10]Amorepacific Corp.	30	27,162
10BS Financial Group, Inc.	19,015	198,998
[10]Cheil Industries, Inc.	890	75,849
*,10Daewoo Engineering & Construction Co. Ltd.	4,364	32,650
[10]Daewoo International Corp.	1,379	43,609
10DGB Financial Group, Inc.	12,200	138,572
[10]Doosan Heavy Industries & Construction Co. Ltd.	1,030	54,885
*,10Doosan Infracore Co. Ltd.	2,200	34,908
10E-Mart Co. Ltd.	221	51,224
[10]Hana Financial Group, Inc.	3,860	122,249
*,10Hanjin Shipping Co. Ltd.	1,497	18,898
[10]Honam Petrochemical Corp.	200	41,642
[10]Hyosung Corp.	1,650	77,554
[10]Hyundai Department Store Co. Ltd.	430	48,231
[10]Hyundai Heavy Industries Co. Ltd.	557	118,027
*,10Hyundai Merchant Marine Co. Ltd.	1,180	25,910
[10]Hyundai Mobis	3,205	841,984
[10]Hyundai Motor Co.	1,619	336,339
[10]Hyundai Securities Co. Ltd.	2,330	17,223
[10]Hyundai Steel Co.	1,290	94,836
[10]Industrial Bank of Korea	18,600	200,351

10KB Financial Group, Inc.	5,173	162,909
10KCC Corp.	120	30,012
[10]Kia Motors Corp.	2,955	202,567
*,10Korea Electric Power Corp.	6,940	155,037
*,10Korea Exchange Bank	24,650	181,986
[10]Korea Zinc Co. Ltd.	200	67,452
*,10Korean Air Lines Co. Ltd.	800	33,942
10KT Corp.	4,331	123,621
KT Corp. ADR	48,785	695,186
10KT&G Corp.	1,400	103,133
10LG Chem Ltd.	528	144,886
10LG Corp.	830	42,558
*,10LG Display Co. Ltd.	2,660	56,822
10LG Electronics, Inc.	1,070	58,495
10LG Uplus Corp.	5,860	34,005
[10]Lotte Shopping Co. Ltd.	190	48,563
[10]Macquarie Korea Infrastructure Fund	5,769	31,412
[10]Mirae Asset Securities Co. Ltd.	388	10,056
10NHN Corp.	380	92,092
10OCI Co. Ltd.	270	47,503
10POSCO	1,054	336,643
[10]Samsung C&T Corp.	1,650	93,114
[10]Samsung Card Co. Ltd.	1,000	29,432
[10]Samsung Electro-Mechanics Co. Ltd.	470	43,629
[10]Samsung Electronics Co. Ltd.	1,902	2,186,389
*,6,7,[10]Samsung Electronics Co. Ltd. GDR	1,022	586,930
[10]Samsung Fire & Marine Insurance Co. Ltd.	630	117,827
[10]Samsung Heavy Industries Co. Ltd.	1,680	57,446
[10]Samsung Life Insurance Co. Ltd.	1,500	122,721
[10]Samsung Securities Co. Ltd.	1,240	52,596
[10]Shinhan Financial Group Co. Ltd.	6,950	220,442
10SK Holdings Co. Ltd.	320	43,453
*,10SK Hynix, Inc.	3,690	70,095
10SK Innovation Co. Ltd.	800	108,720
10SK Telecom Co. Ltd.	3,630	461,282
10S-Oil Corp.	740	62,279
[10]Woongjin Coway Co. Ltd.	1,510	47,122
[10]Woori Finance Holdings Co. Ltd.	5,090	49,574
[10]Woori Investment & Securities Co. Ltd.	2,168	20,622

TOTAL SOUTH KOREA		$9,633,654
SPAIN - 0.9%
*,10Abertis Infraestructuras SA	1,790	22,094
[10,12]Acciona SA	1,068	46,463
[10,12]Amadeus IT Holding SA	2,020	43,617
[10]Banco Bilbao Vizcaya Argentaria SA	9,348	60,942
[10,12]Banco de Sabadell SA	41,711	79,429
*,10Banco Espanol de Credito SA	5,839	15,309
[10]Banco Popular Espanol SA	39,778	74,641
[10]Banco Santander SA	162,232	982,298
Banco Santander SA ADR	5,461	32,548
*,10Bankia SA	6,850	6,704
[10,12]CaixaBank	20,673	67,531
[10]Distribuidora Internacional de Alimentacion SA	3,647	18,010
*,10EDP Renovaveis SA	10,506	32,381
[10]Ferrovial SA	32,092	348,602
*,10Grifols SA	19,256	598,516
[10]Iberdrola SA	39,532	143,187
[10]Inditex SA	4,493	462,421
[10]Red Electrica Corp. SA	1,048	41,496
[10]Repsol YPF SA	13,400	213,559
[10]Telefonica SA	8,800	99,821

TOTAL SPAIN		$3,389,569
SWEDEN - 1.8%
10ALFA Laval AB	2,389	41,311
[10]Assa Abloy AB	2,056	62,159
[10]Atlas Copco AB	5,601	125,419
[10]Atlas Copco AB	2,330	46,533
[10]BioGaia AB	1,199	31,092
[10]Boliden AB	20,632	312,810
*,10CDON Group AB	191	1,134
[10]Clas Ohlson AB	6,644	100,631
[10]Elekta AB	608	28,224
[10]Getinge AB	1,185	33,881
[10]Hennes & Mauritz AB-B Shares	10,418	384,593
[10,12]Hexagon AB	2,016	38,386
[10]Holmen AB	2,937	78,714
[10]Investor AB	6,935	144,362
*,10Lundin Petroleum AB	15,409	325,981
[10]Modern Times Group AB	191	8,738
[10]Nordea Bank AB	33,779	314,546

[10]Oriflame Cosmetics SA	4,341	161,646
[10]Ratos AB	424	4,386
[10]Saab AB	13,800	230,328
[10]Sandvik AB	8,871	123,003
[10]Scania AB-B Shares	1,889	32,477
[10]Skandinaviska Enskilda Banken AB	41,132	301,507
10SKF AB	2,911	60,038
10SSAB AB	3,828	31,354
10SSAB AB	1,865	13,402
[10]Svenska Cellulosa AB	17,620	299,218
[10]Swedbank AB	34,292	596,032
[10]Swedish Match AB	33,631	1,415,288
[10]Tele2 AB	1,876	31,006
[10]Telefonaktiebolaget LM Ericsson	17,916	166,365
[10]Telefonaktiebolaget LM Ericsson	195	1,808
Telefonaktiebolaget LM Ericsson ADR	24,700	228,475
[10]TeliaSonera AB	111,021	733,746
[10]Trelleborg AB	544	5,594
[10]Volvo AB-B Shares	11,749	144,565

TOTAL SWEDEN		$6,658,752
SWITZERLAND - 5.3%
*,10ABB Ltd.	52,779	917,639
*,10Actelion Ltd.	4,715	215,023
*,10Adecco SA	781	34,236
*,10Aryzta AG	843	41,845
[10]Baloise Holding AG	4,451	293,696
*,10Barry Callebaut AG	34	30,688
[10]Cie Financiere Richemont SA	16,905	956,502
*,10Credit Suisse Group AG	36,575	622,695
*,10GAM Holding AG	1,598	17,616
*,10Geberit AG	2,322	455,224
*,10Givaudan SA	173	168,131
[10,12]Glencore International PLC	11,946	59,744
[10]Helvetia Holding AG	600	185,618
*,10Holcim Ltd.	15,276	898,966
*,10Inficon Holding AG	363	70,797
*,10Julius Baer Group Ltd.	23,375	834,950
[10]Kuehne + Nagel International AG	396	44,999
*,10Lindt & Spruengli AG	4	12,378
*,10Lindt & Spruengli AG	2	71,582
*,10Lonza Group AG	551	24,852
[10]Nestle SA	29,660	1,822,199
[10]Novartis AG	10,200	598,934
Novartis AG ADR	1,473	86,347
[10]Pargesa Holding SA	102	6,142
[10]Partners Group Holding AG	162	29,553
[10]Roche Holding AG	20,906	3,701,942
[10]Schindler Holding AG	1,354	158,096
[10]Schindler Holding AG	125	14,643
10SGS SA	43	85,901
*,10Sika AG	12	22,383
*,10Sonova Holding AG	261	24,639
10STMicroelectronics NV	16,726	89,735
[10]Straumann Holding AG	45	6,039
[10]Sulzer AG	312	40,240
[10]Swatch Group AG	464	183,947
[10]Swatch Group AG	250	17,418
*,10Swiss Life Holding AG	3,385	322,930
*,10Swiss Re AG	19,656	1,230,438
[10]Syngenta AG	6,030	2,056,122
*,10UBS AG	114,619	1,205,795
[10]Wolseley PLC	1,395	50,173
*,10Zurich Financial Services AG	7,946	1,763,555

TOTAL SWITZERLAND		$19,474,352
TAIWAN - 2.0%
*,10Acer, Inc.	28,870	26,276

[10]Advanced Semiconductor Engineering, Inc.	79,661	61,235
[10]Asia Cement Corp.	40,146	50,637
[10]Asustek Computer, Inc.	26,700	245,492
*,10AU Optronics Corp.	147,126	44,738
[10]Catcher Technology Co. Ltd.	9,438	45,084
[10]Cathay Financial Holding Co. Ltd.	124,403	122,065
[10]Chang Hwa Commercial Bank	73,030	39,284
[10]Cheng Shin Rubber Industry Co. Ltd.	28,000	74,049
*,10Chimei Innolux Corp.	68,389	21,545
[10]China Airlines Ltd.	87,858	36,392
[10]China Development Financial Holding Corp.	192,750	44,755
[10]China Steel Corp.	146,406	129,796
[10]Chinatrust Financial Holding Co. Ltd.	189,047	112,181
[10]Chipbond Technology Corp.	175,000	218,363
[10]Chunghwa Telecom Co. Ltd.	89,024	265,680
[10]Compal Electronics, Inc.	278,736	259,660
[10]Delta Electronics, Inc.	22,888	76,804
10D-Link Corp.	36,046	21,646
[10]Epistar Corp.	10,099	18,690
[10]Far Eastern Department Stores Co. Ltd.	47,001	49,167
[10]Far Eastern New Century Corp.	43,000	47,866
[10]Far EasTone Telecommunications Co. Ltd.	29,000	72,724
[10]First Financial Holding Co. Ltd.	83,399	50,435
[10]Formosa Chemicals & Fibre Corp.	54,950	144,349
[10]Formosa Petrochemical Corp.	28,990	83,520
[10]Formosa Plastics Corp.	67,040	184,232
[10]Foxconn Technology Co. Ltd.	19,000	66,606
[10]Fubon Financial Holding Co. Ltd.	118,402	123,074
*,10Gemtek Technology Corp.	1	1
[10]Gigabyte Technology Co. Ltd.	252,000	218,547
[10]Hiwin Technologies Corp.	54,000	493,181
[10]Hon Hai Precision Industry Co. Ltd.	240,934	671,256
[10]Hotai Motor Co. Ltd.	13,000	86,298
10HTC Corp.	9,465	90,918
[10]Hua Nan Financial Holdings Co. Ltd.	88,815	49,952
[10]Largan Precision Co. Ltd.	4,000	81,193
[10]Lien Hwa Industrial Corp.	75,104	45,503
[10]Lite-On Technology Corp.	33,892	42,351
[10]MediaTek, Inc.	10,082	84,784
[10]Mega Financial Holding Co. Ltd.	198,580	159,579
*,10Motech Industries, Inc.	13,372	14,447
[10]Nan Kang Rubber Tire Co. Ltd.	57,166	79,696
[10]Nan Ya Plastics Corp.	84,730	164,125
[10]Novatek Microelectronics Corp.	10,145	29,336
[10]Pegatron Corp.	42,990	55,728
[10]Pou Chen Corp.	96,157	86,589
[10]President Chain Store Corp.	12,496	65,038
[10]Quanta Computer, Inc.	44,571	115,297
*,10Realtek Semiconductor Corp.	34,826	59,874
*,10Shin Kong Financial Holding Co. Ltd.	223,586	67,519
[10]Siliconware Precision Industries Co.	36,000	39,591
[10]Sino-American Silicon Products, Inc.	13,657	16,827
[10]SinoPac Financial Holdings Co. Ltd.	126,203	53,987
[10]Synnex Technology International Corp.	23,941	51,924
[10]Tainan Spinning Co. Ltd.	113,464	46,324
[10]Taishin Financial Holding Co. Ltd.	90,799	36,489
[10]Taiwan Cement Corp.	62,057	71,611
*,10Taiwan Cooperative Financial Holding	49,343	29,832
[10]Taiwan Fertilizer Co. Ltd.	16,000	37,576
[10]Taiwan Mobile Co. Ltd.	38,874	127,995
[10]Taiwan Prosperity Chemical Corp.	15,200	26,640
[10]Taiwan Semiconductor Manufacturing Co. Ltd.	219,911	595,254
*,10Tatung Co. Ltd.	245,916	48,192
10TSRC Corp.	18,700	42,381
[10]Tung Ho Steel Enterprise Corp.	37,476	33,440
[10]Uni-President Enterprises Corp.	86,366	144,107
[10]United Microelectronics Corp.	131,000	54,687
[10]Walsin Lihwa Corp.	120,000	35,791
[10]Wistron Corp.	32,021	34,200
[10]Yuanta Financial Holding Co. Ltd.	204,172	94,356
[10]Yulon Motor Co. Ltd.	49,640	86,207
[10]Zinwell Corp.	22,435	21,476

TOTAL TAIWAN		$7,226,444
THAILAND - 0.9%
[10]Advanced Info Service PCL	50,400	318,697
[10]Airports of Thailand PCL	24,300	52,653
[10]Bangkok Bank PCL	15,200	99,909
[10]Bangkok Dusit Medical Services PCL	20,600	64,809
[10]Bangkok Expressway PCL	50,500	45,614
[10]Bank of Ayudhya PCL	79,700	83,873
[10]Banpu PCL	2,900	36,666
10BEC World PCL	41,700	74,231
[10]Berli Jucker PCL	32,200	40,560
[10]Big C Supercenter PCL	12,200	69,187
[10]Bumrungrad Hospital PCL	16,000	38,568
*,10CalComp Electronics Thailand PCL	211,500	16,330
[10]Central Pattana PCL	44,600	69,089
[10]Charoen Pokphand Foods PCL	91,300	96,035
10CP ALL PCL	134,400	144,672
[10]Electricity Generating PCL	15,300	53,153
*,10Glow Energy PCL	22,100	42,517
*,10Hana Microelectronics PCL	131,800	83,403
[10]Indorama Ventures PCL	46,100	43,220
10IRPC PCL	269,900	30,880
[10]Kasikornbank PCL	33,300	186,193
[10]Krung Thai Bank PCL	736,000	381,130
10PTT Exploration & Production PCL	32,100	154,154
10PTT Global Chemical PCL	23,681	44,254
10PTT PCL	21,900	225,617
[10]Quality Houses PCL	908,591	51,389
[10]Ratchaburi Electricity Generating Holding PCL	46,000	69,692
[10]Siam Cement PCL	6,500	71,826
[10]Siam City Cement PCL	4,600	49,653
[10]Siam Commercial Bank PCL	43,200	218,856
[10]Siam Makro PCL	3,300	34,430
*,10Thai Airways International PCL	46,000	28,987
[10]Thai Beverage PCL	440,000	112,794
[10]Thai Oil PCL	25,600	47,583
[10]Thai Union Frozen Products PCL	20,664	48,167
10TMB Bank PCL	546,200	26,602
[10]Total Access Communication PCL	28,400	73,930
*,10True Corp. PCL	317,500	40,195

TOTAL THAILAND		$3,369,518
TOGO - 0.0%**
[10]Ecobank Transnational, Inc.	281,039	17,977
TURKEY - 1.0%
[10]Akbank TAS	43,103	161,843
[10]Akcansa Cimento AS	4,900	20,976
*,10Akenerji Elektrik Uretim AS	15,852	18,650
[10]Anadolu Efes Biracilik Ve Malt Sanayii AS	7,963	108,021
[10]Arcelik AS	13,520	66,870
*,10Asya Katilim Bankasi AS	40,000	42,943
10BIM Birlesik Magazalar AS	4,300	186,484
[10]Cimsa Cimento Sanayi VE Tica	42,100	187,897
*,10Dogan Sirketler Grubu Holding AS	85,907	38,658
[10]Dogus Otomotiv Servis ve Ticaret AS	13,000	43,325
10EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	19,500	20,157
[10]Enka Insaat ve Sanayi AS	41,878	120,940
[10]Eregli Demir ve Celik Fabrikalari TAS	104,315	114,107
[10]Haci Omer Sabanci Holding AS	31,548	137,937
*,10Ihlas Holding AS	53,700	32,174
[10]Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	68,862	42,450
10KOC Holding AS	53,628	208,061
[10]Koza Altin Isletmeleri AS	2,800	55,327
[10]Petkim Petrokimya Holding AS	52,218	58,379
*,10TAV Havalimanlari Holding AS	15,200	83,002
[10]Tekfen Holding AS	18,500	70,863
[10]Tofas Turk Otomobil Fabrikasi AS	14,700	67,672
[10]Tupras Turkiye Petrol Rafinerileri AS	15,836	347,838
*,10Turk Hava Yollari	31,080	59,265
[10]Turk Sise ve Cam Fabrikalari AS	1	2
[10]Turk Telekomunikasyon AS	34,827	134,264

*,10Turkcell Iletisim Hizmetleri AS	49,268	274,289
[10]Turkiye Garanti Bankasi AS	71,423	277,636
[10]Turkiye Halk Bankasi AS	8,554	73,162
[10]Turkiye Is Bankasi	52,992	154,742
[10]Turkiye Sinai Kalkinma Bankasi AS	51,563	57,342
[10]Turkiye Vakiflar Bankasi Tao	41,240	86,107
[10]Ulker Biskuvi Sanayi AS	23,881	99,580
*,10Yapi ve Kredi Bankasi AS	28,578	58,873
[10]Yazicilar Holding AS	9,580	66,191

TOTAL TURKEY		$3,576,027
UNITED ARAB EMIRATES - 0.5%
*,10Aabar Investments PJSC	83,600	16,501
[10]Abu Dhabi Commercial Bank PJSC	216,270	197,214
[10]Abu Dhabi National Hotels	50,000	23,658
[10]Air Arabia PJSC	669,500	115,821
[10]Aldar Properties PJSC	193,170	60,599
[10]Arabtec Holding Co.	36,093	28,501
*,10Dana Gas PJSC	469,700	49,577
10DP World Ltd.	27,130	274,287
*,10Dubai Financial Market	144,800	38,111
[10]Dubai Islamic Bank PJSC	65,548	34,340
[10]Emaar Properties PJSC	275,260	252,901
[10]Emirates NBD PJSC	52,030	38,446
[10]First Gulf Bank PJSC	35,998	86,486
*,10Gulf Cement Co. PSC	65,000	18,225
[10]National Bank of Abu Dhabi PJSC	89,654	204,505
*,10National Central Cooling Co. PJSC	36,199	12,042
*Surgutneftegas OJSC ADR	18,070	151,246
[10]Union National Bank PJSC	86,416	69,499
*,10Union Properties PJSC	65,340	6,888

TOTAL UNITED ARAB EMIRATES		$1,678,847
UNITED KINGDOM - 15.3%
[10]Aberdeen Asset Management PLC	135,970	549,597
[10]Admiral Group PLC	38,489	657,885
[10]Aggreko PLC	1,914	61,092
10AMEC PLC	1,893	33,034
[10]Anglo American PLC	30,974	917,896
[10]Antofagasta PLC	3,000	50,127
10ARM Holdings PLC	55,537	480,423
[10]Ashtead Group PLC	18,083	71,294
[10]Associated British Foods PLC	2,442	47,960
[10]AstraZeneca PLC	17,400	812,611
*,10Avangardco Investments Public Ltd. GDR	2,300	22,345
[10]Aviva PLC	88,098	403,415
[10]Babcock International Group PLC	2,062	27,686
10BAE Systems PLC	78,900	380,791
[10]Barclays PLC	82,203	214,089
Barclays PLC ADR	56,612	592,162
10BG Group PLC	131,235	2,583,384
10BHP Billiton PLC	18,777	547,513
10BP PLC	75,200	499,320
BP PLC ADR	49,498	1,974,970
[10]British American Tobacco PLC	55,410	2,943,058
[10]British Sky Broadcasting Group PLC	8,584	95,751
10BT Group PLC	163,466	556,144
*,10BTG PLC	3,496	20,447
[10]Bunzl PLC	1,926	33,560
[10]Burberry Group PLC	3,102	60,749
[10]Capita PLC	4,252	47,268
Carnival PLC ADR	4,546	152,336
[10]Catlin Group Ltd.	8,989	60,929
*,10Centamin PLC	386,077	400,334
[10]Centrica PLC	13,843	68,710
[10]Cineworld Group PLC	23,402	82,108
[10]Cobham PLC	18,395	66,876
[10]Compass Group PLC	14,506	155,602
[10]Computacenter PLC	25,600	142,229
[10]Cookson Group PLC	17,900	153,970
[10]Croda International PLC	13,312	489,602
[10]Dairy Crest Group PLC	13,900	73,424
[10]Debenhams PLC	269,723	388,007
[10]Diageo PLC	71,789	1,918,890
[10]Drax Group PLC	8,800	65,436
[10]easyJet PLC	57,094	501,047
*,10EnQuest PLC	27,602	48,628
[10]Evraz PLC	13,160	48,811
[10]Experian PLC	7,508	111,329
[10]Ferrexpo PLC	20,000	56,717
[10]Fresnillo PLC	32,834	745,407
10G4S PLC	8,338	32,390

10GKN PLC	11,542	37,949
[10]GlaxoSmithKline PLC	82,529	1,898,961
GlaxoSmithKline PLC ADR	32,171	1,479,866
[10]Greene King PLC	7,380	69,182
[10,12]Home Retail Group PLC	89,900	108,961
10HSBC Holdings PLC	9,784	81,736
HSBC Holdings PLC ADR	48,508	2,027,635
10ICAP PLC	128,109	637,759
10IG Group Holdings PLC	12,073	84,809
10IMI PLC	2,419	31,073
[10]Imperial Tobacco Group PLC	57,345	2,225,245
[10]Inmarsat PLC	2,496	19,193
[10]InterContinental Hotels Group PLC	3,004	74,216
[10]Intermediate Capital Group PLC	24,856	100,953
*,10International Consolidated Airlines Group SA	18,643	46,622
[10]Intertek Group PLC	1,153	49,286
[10]Invensys PLC	4,513	16,987
[10]Investec PLC	2,473	14,571
10ITV PLC	21,905	25,848
10J Sainsbury PLC	26,332	133,172
[10]John Wood Group PLC	2,193	26,669
[10]Johnson Matthey PLC	1,263	43,056
[10]Kazakhmys PLC	23,050	253,255
[10]Kingfisher PLC	77,137	321,714
*Lloyds Banking Group PLC ADR	114,884	217,131
[10]Logica PLC	23,800	38,933
[10]London Stock Exchange Group PLC	2,311	35,025
[10,12]Lonmin PLC	941	10,251
[10]Man Group PLC	6,774	8,438
[10]Marston’s PLC	172,386	300,305
[10]Meggitt PLC	6,123	36,699
[10]Melrose PLC	35,700	123,158
*,10MHP SA GDR	3,700	47,242
[10]Micro Focus International PLC	12,176	102,188
[10]Mondi PLC	19,900	169,300
[10]National Grid PLC	30,323	314,533
[10]New World Resources PLC	20,470	96,662
[10]Next PLC	1,099	55,336
[10]Old Mutual PLC	173,262	426,499
[10]Pearson PLC	6,417	120,137
[10]Petrofac Ltd.	24,588	571,953
*,10Premier Foods PLC	6,700	7,538
[10]Prudential PLC	148,324	1,765,020
[10]Randgold Resources Ltd.	8,850	795,482
[10]Reckitt Benckiser Group PLC	14,511	796,327
[10]Reed Elsevier PLC	3,692	31,077
[10]Resolution Ltd.	200,063	644,184
[10]Rexam PLC	11,060	75,170
[10]Rio Tinto PLC	26,359	1,213,874
*,10Rolls-Royce Holdings PLC	123,517	1,641,866
*Royal Bank of Scotland Group PLC ADR	18,461	125,350
Royal Dutch Shell PLC ADR	29,622	2,090,128
10SABMiller PLC	39,894	1,720,117
[10]Sage Group PLC	11,594	52,137
[10]Schroders PLC	648	13,009
[10]Serco Group PLC	2,809	25,315
[10]Severn Trent PLC	2,536	68,499
[10]Shire PLC	27,703	799,093
[10]Smith & Nephew PLC	6,948	71,113
[10]Smiths Group PLC	4,165	69,478
[10]Standard Chartered PLC	84,237	1,928,355
[10]Standard Life PLC	50,053	189,245
[10]Tate & Lyle PLC	40,241	415,679
[10]Taylor Wimpey PLC	275,725	190,277
10TESCO PLC	217,129	1,081,078
[10]Thomas Cook Group PLC	70,000	18,327

[10]Travis Perkins PLC	3,143	49,534
10TUI Travel PLC	3,596	10,269
[10]Tullow Oil PLC	41,764	840,612
[10]Unilever PLC	9,515	341,172
[10]Vedanta Resources PLC	33,821	514,435
[10]Vodafone Group PLC	131,900	377,487
Vodafone Group PLC ADR	89,009	2,559,009
[10]Weir Group PLC	1,346	34,761
[10]Whitbread PLC	1,014	33,875
10WM Morrison Supermarkets PLC	137,041	594,990
10WPP PLC	86,687	1,096,084
10WS Atkins PLC	16,291	188,530
[10]Xstrata PLC	59,749	789,567

TOTAL UNITED KINGDOM		$56,187,924
UNITED STATES - 0.2%
[10]Boart Longyear Ltd.	48,400	115,182
Brookfield Office Properties, Inc.	2,000	34,203
CTC Media, Inc.	10,700	79,394
Mercadolibre, Inc.	1,800	120,258
[10]Oracle Corp. Japan	100	4,476
[10]Philip Morris CR AS	160	86,340
*Sociedad Minera Cerro Verde SAA	1,400	51,800
Southern Copper Corp.	5,659	182,673
Transocean Ltd.	2,771	129,766
*Transportadora de Gas del Sur SA ADR	10,400	17,992

TOTAL UNITED STATES		$822,084

TOTAL COMMON STOCKS (COST $347,248,798)		$340,557,594
INVESTMENT COMPANIES - 2.2%
*Dragon Capital - Vietnam Enterprise Investments Ltd.	101,745	200,438
Vanguard MSCI Emerging Markets ETF	4,172	166,963
WisdomTree Emerging Markets Equity, Income Fund	151,500	7,837,095

TOTAL INVESTMENT COMPANIES (COST $8,363,673)		$8,204,496
PREFERRED STOCKS - 1.5%
BRAZIL - 1.0%
AES Tiete SA	3,080	43,588
Banco Bradesco SA	16,793	257,484
Banco do Estado do Rio Grande do Sul	13,900	110,226
Banco Industrial e Comercial SA	39,700	112,366
Bradespar SA	1,900	27,973
Braskem SA	3,300	20,049
Centrais Eletricas Brasileiras SA, Series B	13,600	132,204
Cia Brasileira de Distribuicao Grupo Pao de Acucar	1,423	57,567
Cia de Bebidas das Americas	9,935	382,768
Cia Energetica de Minas Gerais	9,010	171,740
Cia Energetica de Sao Paulo	4,100	74,609
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	11,560	109,834
Gerdau SA	9,900	89,859
Itau Unibanco Holding SA	21,400	338,043
Itau Unibanco Holding SA ADR	31,945	505,050
Itausa - Investimentos Itau SA	28,816	135,277
Lojas Americanas SA	11,322	80,003
Marcopolo SA	8,000	39,430
Metalurgica Gerdau SA	3,500	39,847
Petroleo Brasileiro SA	54,559	519,178
Telefonica Brasil SA	4,510	105,311
Usinas Siderurgicas de Minas Gerais SA	4,300	15,486
Vale SA	24,741	440,079

TOTAL BRAZIL		$3,807,971
CHILE - 0.1%
Embotelladora Andina SA	10,300	59,741
Sociedad Quimica y Minera de Chile SA	3,190	191,433

TOTAL CHILE		$251,174
CROATIA - 0.0%**
[10]Adris Grupa DD	579	20,436
GERMANY - 0.4%
[10]Henkel AG & Co. KGaA	10,094	724,643
[10]Porsche Automobil Holding SE	4,817	247,866
[10]Volkswagen AG	2,309	392,929

TOTAL GERMANY		$1,365,438
PHILIPPINES - 0.0%**
*,10Ayala Land Voting	178,200	427
TOGO - 0.0%**
*Ecobank Transitional, Inc.	7,768	—

TOTAL PREFERRED STOCKS (COST $5,186,739)		$5,445,446
MONEY MARKET FUND - 0.8%
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.09%	3,022,389	3,022,388

TOTAL MONEY MARKET FUND (COST $3,022,388)		$3,022,388
RIGHTS - 0.0%**
BRAZIL - 0.0%**
*PDG Realty SA Empreendimentose Participacoes, Expire 9/14/2012 at $4.00	2,897	57

SPAIN - 0.0%**
*Banco Santander SA, Expire 8/27/2012	110,772	20,717

TOTAL RIGHTS (COST $0)		$20,774
CALL WARRANTS - 1.6%
Citigroup Global Markets -
*,2Agility, Expire 3/17/2014	45,000	61,469
*,2Al-Qurain Petrochemicals Co., Expire 11/2/2013	40,000	26,681
*,2Boubyan Petrochemicals, Expire 10/4/2013	20,000	42,576
*,2Boubyan Petrochemicals, Expire 10/4/2013	60,000	119,212
*,2Kuwait Finance House, Expire 1/14/2014	53,200	130,240
*,2Mebanee, Expire 7/27/2014	10,000	41,866
*,2Mobile Telecommunications Co., Expire 9/20/2013	78,500	192,177
*,2National Investment Co., Expire 10/4/2013	30,000	10,857
Citigroup Global Markets Holdings, Inc. -
*Commercial Bank of Kuwait, Expire 2/25/2014	29,000	81,284
*Gulf Bank, Expire 10/4/2013	40,000	56,058
*Gulf Cable and Electrical Industries Co., Expire 11/4/2013	20,000	76,636
*Kuwait Food Co., Expire 11/15/2013	9,600	42,235
*,10Kuwait Real Estate Co., Expire 11/15/2013	120,000	20,011
*,10Mena Holdings, Expire 11/15/2013	35,000	2,050
*National Industries Group Holdings, Expire 1/14/2014	148,000	97,669
*National Real Estate Bank for Development, Expire 3/28/2018	71,100	249,739
*National Real Estate Bank for Development, Expire 11/4/2013	40,000	17,030
*Sultan, Expire 3/11/2014	100,000	35,480
JPMorgan Chase Bank NA -
*,6,7FPT Corp., Expire 1/13/2015	36,750	83,422
*Hagl JSC, Expire 3/3/2015	49,507	68,815
*Hoa Phat Group JSC, Expire 3/3/2015	53,570	58,927
*,6,7Kinh Do Corp., Expire 12/8/2014	21,700	39,928
*,6,7Petrovietnam Fertilizer & Chemicals JSC, Expire 12/9/2014	24,830	43,204
*,6,7Pha Lai Thermal Power JSC, Expire 1/13/2015	58,600	27,542
*Saudi Pharmaceutical Industries Ltd., Expire 11/26/2012	2,270	27,238
*,6,7Vingroup JSC, Expire 12/16/2014	25,297	92,840
JPMorgan Chase Bank/London -
*Masan Group Corp., Expire 7/7/2016	9,630	44,105
*Vietnam Joint Stock Commercial Bank For Industry And Trade, Expire 10/27/2016	88,827	87,939
Merrill Lynch International & Co. -
*ABB Ltd., Expire 6/5/2017	2,560	36,612
*Adani Ports And Special Economic Zone, Expire 11/23/2012	21,000	45,259
*,6,7Aditya Birla Nuvo Ltd., Expire 6/11/2015	1,600	22,579
*,6,7Axis Bank Ltd., Expire 3/16/2015	5,660	106,041
*Bharat Heavy Electricals Ltd., Expire 8/17/2015	16,020	62,074
*Bharti Airtel Ltd., Expire 2/8/2016	48,126	259,462

*Burgan Bank, Expire 4/24/2013	30,000	50,559
*Cairn India Ltd., Expire 11/14/2016	8,870	53,120
*Cipla Ltd., Expire 9/9/2015	6,800	41,371
*Coal India Ltd., Expire 11/2/2015	14,980	96,721
*,6,7Colgate-Palmolive India Ltd., Expire 10/25/2012	2,500	52,028
*,6,7Container Corp. of India, Expire 2/2/2015	2,500	42,435
*DLF Ltd., Expire 2/1/2016	11,800	44,164
*Dr Reddy’s Laboratories Ltd., Expire 12/17/2015	1,700	49,329
*Essar Oil Ltd., Expire 3/27/2017	44,290	44,246
*Grasim Industries Ltd., Expire 4/18/2016	300	15,472
*,6,7HDFC Bank Ltd., Expire 5/26/2015	22,505	237,666
*Hero Motocorp Ltd., Expire 4/18/2016	2,200	79,256
*Hindustan Unilever Ltd., Expire 12/14/2015	20,000	167,946
*Housing Development Finance Corp., Expire 8/19/2015	19,470	241,788
*Idea Cellular Ltd., Expire 2/14/2017	47,390	68,118
*Indian Oil Corp. Ltd., Expire 7/29/2016	9,200	44,615
*Infrastructure Development Finance Co. Ltd., Expire 7/29/2015	32,000	77,363
*ITC Ltd., Expire 8/4/2015	41,360	191,844
*,6,7Jaiprakash Associates Ltd., Expire 6/15/2015	28,900	38,113
*Jindal Steel & Power Ltd., Expire 10/8/2015	9,510	68,136
*Kotak Mahindra Bank Ltd., Expire 3/27/2017	7,400	71,235
*Larsen & Toubro Ltd., Expire 6/10/2014	3,690	90,793
*Mahindra & Mahindra Ltd., Expire 12/10/2015	7,700	96,965
*Maruti Suzuki India Ltd., Expire 11/30/2015	3,080	62,804
*Nestle India Ltd., Expire 9/17/2015	1,500	120,259
*,6,7NTPC Ltd., Expire 10/6/2014	54,303	153,281
*Oil & Natural Gas Corp. Ltd., Expire 2/8/2016	38,498	197,868
*,6,7Piramal Healthcare Ltd., Expire 2/5/2013	4,505	41,841
*Power Grid Corp. of India Ltd., Expire 9/27/2012	24,600	52,400
*Power Grid Corp. of India Ltd., Expire 3/27/2017	27,390	58,343
*Punj Lloyd Ltd., Expire 3/27/2017	44,190	40,496
*Ranbaxy Laboratories Ltd., Expire 10/26/2015	5,000	44,695
*Reliance Capital Ltd., Expire 8/30/2016	3,100	18,604
*Reliance Communications Ltd., Expire 12/28/2015	30,229	30,416
*Reliance Power Ltd., Expire 2/4/2013	23,200	38,018
*Sesa Goa Ltd., Expire 12/4/2014	4,700	16,062
*,6,7Steel Authority of India Ltd., Expire 3/25/2014	32,680	50,379
*Sterlite Industries India Ltd., Expire 6/24/2015	18,000	34,623
*,6,7Sun Pharmaceutical Industries Ltd., Expire 2/2/2015	12,000	140,926
*Suzlon Energy Ltd., Expire 8/15/2015	43,500	15,773
*,6,7Tata Consultancy Services Ltd., Expire 8/6/2014	5,840	130,499
*Tata Consultancy Services Ltd., Expire 12/14/2015	3,240	72,400
*Tata Power Co. Ltd., Expire 9/17/2015	34,400	60,726
*,6,7Tata Steel Ltd., Expire 12/23/2014	4,750	35,372
*Ultratech Cement Ltd., Expire 6/10/2014	3,571	105,202
*,6,7Unitech Ltd., Expire 7/7/2015	46,200	17,972
*United Spirits Ltd., Expire 1/13/2016	2,200	31,991

TOTAL CALL WARRANTS (COST $6,843,979)		$5,943,490
CERTIFICATES - 0.2%
HSBC Bank PLC -
*Al Rajhi Bank, Expire 2/16/2015	3,200	62,076
*,2Alinma Bank, Expire 2/23/2015	10,150	36,132
*Almarai Co. Ltd., Expire 11/24/2014	2,782	48,960
*,2Arab National Bank, Expire 5/11/2015	3,923	29,813
*Banque Saudi Fransi, Expire 2/23/2015	4,125	35,528
*Etihad Etisalat Co., Expire 12/5/2014	4,700	80,835
*,2Jarir Marketing Co., Expire 5/4/2015	650	25,912
*,2Natiional Industrialization Co., Expire 5/4/2015	4,802	41,615
*,2Samba Financial, Expire 2/10/2015	1,750	21,699
*,2Saudi Arabian Fertilizer Co., Expire 5/11/2015	1,100	58,589

*Saudi Basic Industries Corp., Expire 2/23/2015	3,800	91,701
*,2Saudi Electricity Co., Expire 3/27/2015	5,670	19,503
*,2Saudi Industrial Investment Group, Expire 3/27/2015	5,750	32,045
*,2Saudi Kayan Petrochemical Co., Expire 3/27/2015	5,500	20,972
*,2Saudi Telecom Co., Expire 5/11/2015	3,600	38,301
*Savola, Expire 2/2/2015	2,800	27,625

TOTAL CERTIFICATES (COST $697,174)		$671,306
REAL ESTATE INVESTMENT TRUSTS - 0.1%
FRANCE - 0.1%
[10]Fonciere Des Regions	1,705	123,049
10ICADE	135	10,324
[10]Unibail-Rodamco SE	610	116,965

TOTAL FRANCE		$250,338
HONG KONG - 0.0%**
[10]Link REIT	41,000	179,360

TOTAL HONG KONG		$179,360

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $390,131)		$429,698

TOTAL INVESTMENTS IN SECURITIES - 99.3% (COST $371,752,882)		$364,295,192

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 1.1%
REPURCHASE AGREEMENTS - 1.1%
Citigroup Global Markets, Inc., 0.18%, dated 7/31/12, due 8/01/12, repurchase price $1,000,005, collateralized by U.S. Government Securities 2.27% to 6.00%, maturing 10/01/20 to 8/01/42; total market value of $1,020,000.	1,000,000	1,000,000
HSBC Securities, Inc., 0.17%, dated 7/31/12, due 8/01/12, repurchase price $1,000,005, collateralized by U.S. Government Securities 0.00% to 9.38%, maturing 9/15/12 to 7/15/36; total market value of $1,020,007.	1,000,000	1,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.18%, dated 7/31/12, due 8/01/12, repurchase price $1,000,005, collateralized by U.S. Government Securities 3.50% to 5.50%, maturing 4/01/27 to 7/01/42; total market value of $1,020,000.	1,000,000	1,000,000
Mizuho Securities, Inc., 0.21%, dated 7/31/12, due 8/01/12, repurchase price $1,000,006, collateralized by U.S. Government Securities 1.35% to 11.00%, maturing 10/01/14 to 10/01/47; total market value of $1,020,000.	1,000,000	1,000,000
RBC Capital Markets LLC, 0.19%, dated 7/31/12, due 8/01/12, repurchase price $147,833, collateralized by U.S. Government Securities 2.21% to 4.50%, maturing 10/01/37 to 7/01/42; total market value of $150,790.	147,832	147,832

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $4,147,832)		$4,147,832

TOTAL INVESTMENTS - 100.4% (COST $375,900,714)		$368,443,024
COLLATERAL FOR SECURITIES ON LOAN - (1.1%)		(4,147,832)
OTHER ASSETS LESS LIABILITIES - 0.7%		2,510,692

TOTAL NET ASSETS - 100.0%		$366,805,884

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $(7,457,690). This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $42,799,995 and net unrealized depreciation from investments for those securities having an excess of cost over value of $50,257,685.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s assets and Liabilities carried at fair value:

	Level 1	Level 2	Level 3		Total
Assets
Investments in Securities
Common Stocks	$62,342,061	$278,215,533	$—	(a)	$340,557,594
Investment Companies	8,204,496	—	—		8,204,496
Preferred Stocks	4,059,145	1,386,301	—	(a)	5,445,446
Money Market Fund	3,022,388	—	—		3,022,388
Rights	20,774	—	—		20,774
Call Warrants	5,941,440	2,050	—		5,943,490
Certificates	671,306	—	—		671,306
Real Estate Investment Trusts	—	429,698	—		429,698
Repurchase Agreements	—	4,147,832	—		4,147,832

Total Investments	$84,261,610	$284,181,414	$—		$368,443,024

Other Financial Instruments^
Financial Futures Contracts	—	16,100	—		16,100
Forward Foreign Currency Contracts	—	1,141	—		1,141

Total Assets	$84,261,610	$284,198,655	$—		$368,460,265

Liabilities
Other Financial Instruments^
Financial Futures Contracts	—	(1,344)	—		(1,344)
Forward Foreign Currency Contracts	—	(928)	—		(928)

Total Liabilities	$—	$(2,272)	$—		$(2,272)

^ Other financial instruments are derivative instruments not reflected in the value of total investments in the Portfolio of Investments such as forward foreign currency contracts and financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

(a)	At July 31, 2012, the Fund held securities that were valued at $0 and classified as Level 3. Beginning and ending Level 3 balances were zero and there was no activity during the period.

The following table summarizes the valuation techniques used and unobservable inputs developed to determine the fair value of Level 3 investments:

	Fair value at July 31, 2012	Valuation Technique	Unobservable Input	Value of Unobservable Input
Investment in Securities
Common Stocks	$—	Discounted cash flow	Estimated liquidation value	$0
Preferred Stocks	$—	Discounted cash flow	Estimated liquidation value	$0

The significant unobservable inputs used in the fair value measurement of the Fund’s common stocks and preferred stocks are estimated liquidation value. Significant increases in estimated liquidation value in isolation would result in a similar significant increase in fair value measurement.

At July 31, 2012, the Wilmington Multi-Manager International Fund had the following outstanding forward foreign currency contracts, which contractually obligate the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
8/1/2012	Bank of Tokyo	3,568,748 Japanese Yen	$45,405	$45,680	$275
8/3/2012	Deutsche Bank	1,000 Australian Dollar	1,052	1,051	(1)
8/3/2012	Deutsche Bank	20,000 Canadian Dollar	19,954	19,943	(11)
8/3/2012	Deutsche Bank	200,000 Swedish Krona	29,485	29,409	(76)
8/6/2012	Deutsche Bank	870,000 Swiss Franc	891,896	891,249	(647)
CONTRACTS SOLD
8/1/2012	Bank of New York	1,044 Great British Pound	1,637	1,637	—
8/2/2012	Bank of Tokyo	10,701,743 Japanese Yen	136,800	136,982	(182)
8/3/2012	Deutsche Bank	330,000 Euro	406,412	406,034	378
8/3/2012	Bank of New York	687 Great British Pound	1,074	1,077	(3)
8/3/2012	Deutsche Bank	3,380,000 Japanese Yen	43,278	43,264	14
8/3/2012	Bank of Tokyo	9,195,520 Japanese Yen	117,695	117,703	(8)
8/3/2012	Deutsche Bank	1,380,000 Norwegian Krone	229,423	228,949	474

NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$213

At July 31, 2012, the Wilmington Multi-Manager International Fund had the following outstanding foreign exchange contracts:

Settlement Date	Counterparty	Contracts to Deliver/Receive	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
8/2/2012	Deutsche Bank	50,000 Hong Kong Dollar	$6,449	$6,448	$(1)
CONTRACTS SOLD
8/1/2012	Bank of New York	12 Canadian Dollar	12	12	—
8/1/2012	Bank of New York	122 Canadian Dollar	122	122	—
8/1/2012	Bank of Tokyo	755,926 Hong Kong Dollar	97,471	97,480	(9)
8/1/2012	Bank of New York	159,167 Taiwan Dollar	5,289	5,307	(18)
8/2/2012	Deutsche Bank	220,000 Euro	270,941	270,689	252
8/2/2012	Bank of New York	393 Swiss Franc	401	402	(1)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON FOREIGN EXCHANGE CONTRACTS					$223

At July 31, 2012, the Wilmington Multi-Manager International Fund entered had open financial futures contracts as follows:

Underlying Contracts to Buy	Expiration Date	Number of Contracts	Contract Amount	Current Amount	Unrealized (Appreciation) Depreciation
LONG POSITIONS
EURO STOXX 50	September 2012	8	$213,366	$229,151	$15,785
FTSE 100 INDEX	September 2012	1	87,578	87,893	315
TOPIX/TKYO	September 2012	1	95,296	93,952	(1,344)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$14,756

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of July 31, 2012 categorized by risk exposure:

Derivative Fair Value
Equity contracts	$14,756
Foreign exchange contracts	213

Total	$14,969

Wilmington Rock Maple Alternatives Fund

PORTFOLIO OF INVESTMENTS

July 31, 2012 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS - 39.6%
AEROSPACE & DEFENSE - 1.3%
[15]Lockheed Martin Corp.	4,241	$378,594
BANKS - 0.2%
*,15HomeStreet, Inc.	1,455	53,340
BEVERAGES - 0.9%
[10]Anheuser-Busch InBev NV	3,171	250,900
BUILDING MATERIALS - 0.1%
*USG Corp.	1,232	20,008
CHEMICALS - 0.8%
*,15Chemtura Corp.	7,100	95,992
Methanex Corp.	5,306	146,286

TOTAL CHEMICALS		$242,278
COMMERCIAL BANKS - 0.1%
First Republic Bank	1,142	37,149
COMMERCIAL SERVICES - 1.7%
[15]Macquarie Infrastructure Co. LLC	5,140	182,676
[15]Mastercard, Inc.	350	152,799
[15]Visa, Inc.	1,150	148,431

TOTAL COMMERCIAL SERVICES		$483,906
COMPUTERS - 0.7%
*,15Apple, Inc.	250	152,690
*,15NCR Corp.	2,400	55,968

TOTAL COMPUTERS		$208,658
DIVERSIFIED FINANCIAL SERVICES - 0.8%
[15]American Express Co.	3,151	181,844
BlackRock, Inc.	263	44,778

TOTAL DIVERSIFIED FINANCIAL SERVICES		$226,622
ELECTRONICS - 0.8%
*,15Rogers Corp.	3,270	117,230
*,15Stoneridge, Inc.	16,070	103,169

TOTAL ELECTRONICS		$220,399
ENTERTAINMENT - 1.3%
[15]Cinemark Holdings, Inc.	16,168	378,008
FOOD - 2.0%
[10]Booker Group PLC	214,387	308,574
10WM Morrison Supermarkets PLC	58,617	254,498

TOTAL FOOD		$563,072
HOLDING COMPANIES-DIVERSIFIED - 0.4%
[15]Primoris Services Corp.	9,534	117,745
HOME BUILDERS - 1.9%
*,15Brookfield Residential Properties, Inc.	18,300	206,607
DR Horton, Inc.	5,955	104,987
Lennar Corp.	3,183	92,975
MDC Holdings, Inc.	2,021	64,389
*PulteGroup, Inc.	6,495	73,393

TOTAL HOME BUILDERS		$542,351
HOTELS, RESTAURANTS & LEISURE - 0.4%
*,15Fiesta Restaurant Group, Inc.	8,027	123,536
INSURANCE - 2.2%
*American International Group, Inc.	2,711	84,773
10AXA SA	12,386	150,487
*,15Berkshire Hathaway, Inc.	821	69,654

[10]Delta Lloyd NV	10,837	141,316
15XL Group PLC	8,920	184,198

TOTAL INSURANCE		$630,428
INTERNET - 0.8%
*,15IntraLinks Holdings, Inc.	29,143	127,063
*TripAdvisor, Inc.	2,370	88,662

TOTAL INTERNET		$215,725
LODGING - 1.1%
[15]Wynn Resorts Ltd.	3,465	324,844
MEDIA - 3.2%
Cablevision Systems Corp.	16,815	257,942
*,10Kabel Deutschland Holding AG	3,919	245,223
*,15Liberty Global, Inc.	3,000	149,520
*Liberty Media Corp. - Liberty Capital	2,850	269,610

TOTAL MEDIA		$922,295
METALS & MINING - 0.6%
Newmont Mining Corp.	3,557	158,180
OIL & GAS - 0.2%
Suncor Energy, Inc.	1,750	53,445
OIL & GAS SERVICES - 3.8%
*,10Cie Generale de Geophysique - Veritas	8,429	241,266
*,15Dresser-Rand Group, Inc.	5,498	255,712
[10]John Wood Group PLC	20,809	253,059
[10]ProSafe SE	23,936	174,713
[10]Subsea 7 SA	6,955	145,366

TOTAL OIL & GAS SERVICES		$1,070,116
PACKAGING & CONTAINERS - 0.5%
[15]Sealed Air Corp.	8,200	132,840
PHARMACEUTICALS - 1.6%
Bristol-Myers Squibb Co.	842	29,975
Herbalife Ltd.	1,540	84,531
Merck & Co., Inc.	154	6,802
*Pain Therapeutics, Inc.	38,067	140,087
Pfizer, Inc.	1,641	39,450
*QLT, Inc.	16,758	140,600

TOTAL PHARMACEUTICALS		$441,445
PIPELINES - 1.2%
Enbridge Energy Partners LP	2,575	76,864
Enterprise Products Partners LP	1,550	82,150
Kinder Morgan, Inc.	2,850	102,058
Williams Cos., Inc.	2,500	79,475

TOTAL PIPELINES		$340,547
REAL ESTATE INVESTMENT TRUSTS (REIT) - 5.3%
American Realty Capital Trust, Inc.	24,808	273,384
[15]Annaly Capital Management, Inc.	10,333	180,104
Chimera Investment Corp.	140,317	303,085
15MFA Financial, Inc.	45,508	367,705
[15]Starwood Property Trust, Inc.	16,911	376,439

TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		$1,500,717
RETAIL - 0.7%
*Saks, Inc.	10,356	108,013
*,15Wet Seal, Inc.	35,600	97,544

TOTAL RETAIL		$205,557
SEMICONDUCTORS - 0.9%
*,15Freescale Semiconductor Holdings I Ltd.	9,700	103,499
*,15GSI Group, Inc.	14,848	152,934

TOTAL SEMICONDUCTORS		$256,433
SOFTWARE - 0.9%
[15]Broadridge Financial Solutions, Inc.	3,000	63,510
*Verint Systems, Inc.	6,840	190,904

TOTAL SOFTWARE		$254,414
TELECOMMUNICATIONS - 2.3%
[15]Virgin Media, Inc.	10,133	277,442
[15]Vodafone Group PLC ADR	12,640	363,400

TOTAL TELECOMMUNICATIONS		$640,842
TOBACCO - 0.9%
[10]Imperial Tobacco Group PLC	6,630	257,274

TOTAL COMMON STOCKS (COST $10,839,311)		$11,251,668

INVESTMENT COMPANIES - 16.1%
ALTERNATIVE INVESTMENT FUND - 5.3%
Arbitrage Fund	114,740	1,500,803
ASSET ALLOCATION FUND - 1.0%
*,16Proshares UltraShort MSCI Europe	7,700	291,060
COMMODITY FUND - 1.0%
*SPDR Gold Shares	1,720	269,249
DEBT FUNDS - 1.5%
*Ipath US Treasury 10-Year Bear ETN	2,400	62,285
*Ipath US Treasury Steepener ETN	1,850	64,694
RidgeWorth Seix Floating Rate High Income Fund	34,162	301,309

TOTAL DEBT FUNDS		$428,288
EQUITY FUNDS - 7.3%
Professionally Managed Portfolios - The Osterweis Strategic Income Fund	139,154	1,610,008
*,16Proshares UltraShort Euro	16,950	374,087
*,16Proshares UltraShort MSCI Emerging Markets	2,900	82,969

TOTAL EQUITY FUNDS		$2,067,064

TOTAL INVESTMENT COMPANIES (COST $4,558,438)		$4,556,464

	Par Value
CORPORATE BONDS - 15.6%
COMMERCIAL SERVICES - 3.5%
Iron Mountain, Inc., Company Guaranteed, 6.63%, 1/01/16	$500,000	502,187
[6,7]ServiceMaster Co., Company Guaranteed, 10.75%, 7/15/15	470,000	491,150

TOTAL COMMERCIAL SERVICES		$993,337
COMPUTERS & PERIPHERALS - 1.8%
SunGard Data Systems, Inc., Company Guaranteed, 10.25%, 8/15/15	500,000	513,125
ENTERTAINMENT - 1.7%
Greektown Superholdings, Inc., Series A, Secured, 13.00%, 7/01/15	450,000	491,625
FOOD - 1.3%
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., Company Guaranteed, 9.25%, 4/01/15	350,000	358,969
FOODS - 1.8%
ARAMARK Corp., Company Guaranteed, 8.50%, 2/01/15	500,000	513,125
HEALTHCARE & PHARMACEUTICAL - 1.9%
Biomet, Inc., Company Guaranteed, 11.63%, 10/15/17	500,000	538,750
RETAIL - 2.0%
Dave & Buster’s, Inc., Company Guaranteed, 11.00%, 6/01/18	500,000	551,250
SOVEREIGN BONDS - 0.4%
Canadian Government Bond, 2.75%, 6/01/22	50,000	54,632
Canadian Government Bond, 3.25%, 6/01/21	50,000	56,617

TOTAL SOVEREIGN BONDS		$111,249
TELECOMMUNICATIONS - 1.2%
Nextel Communications, Inc., Series E, Company Guaranteed, 6.88%, 10/31/13	350,000	350,875

TOTAL CORPORATE BONDS (COST $4,398,058)		$4,422,305
U.S. GOVERNMENT OBLIGATIONS - 2.1%
U.S. TREASURY BILLS - 2.1%
[15]0.16%, 2/07/13	500,000	499,664
[15]0.17%, 5/02/13	100,000	99,886

TOTAL U.S. TREASURY BILLS		$599,550

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $599,457)		$599,550

	Shares
MONEY MARKET FUND - 23.7%
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.09%	6,734,211	6,734,211

TOTAL MONEY MARKET FUND (COST $6,734,211)		$6,734,211

	Contracts
PURCHASED OPTIONS - 0.9%
CALL OPTIONS - 0.2%
Pfizer Inc., Strike Price $23.00, Expiring 8/03/12	8	848
S&P 500 Index, Strike Price $1,450.00, Expiring 8/14/12	5	375
S&P 500 Index, Strike Price $1,440.00, Expiring 8/09/12	5	239
S&P 500 Index, Strike Price $1,445.00, Expiring 8/08/12	5	131
S&P 500 Index, Strike Price $1,445.00, Expiring 8/21/12	5	877
S&P 500 Index, Strike Price $1,445.00, Expiring 8/22/12	5	933
S&P 500 Index, Strike Price $1,465.00, Expiring 8/18/12	5	150
S&P 500 Index, Strike Price $1,475.00, Expiring 8/02/12	5	0
S&P 500 Index, Strike Price $1,475.00, Expiring 8/16/12	5	166
S&P 500 Index, Strike Price $1,475.00, Expiring 8/24/12	5	280
S&P 500 Index, Strike Price $1,490.00, Expiring 8/28/12	5	189
S&P 500 Index, Strike Price $1,455.00, Expiring 8/03/12	5	50
S&P 500 Index, Strike Price $1,455.00, Expiring 8/10/12	5	200
SPDR Gold Shares, Strike Price $150.00, Expiring 12/22/12	57	66,120

TOTAL CALL OPTIONS		$70,558
PUT OPTIONS - 0.7%
AutoNation Inc., Strike Price $36.00, Expiring 1/19/13	22	4,290
Bank of America Corporation, Strike Price $7.50, Expiring 1/19/13	62	5,766
Caterpillar Inc., Strike Price $85.00, Expiring 1/19/13	8	6,480
Colgate-Palmolive Co., Strike Price $100.00, Expiring 1/19/13	8	1,888
Cummins Inc., Strike Price $95.00, Expiring 1/19/13	6	5,400
Deere & Company, Strike Price $75.00, Expiring 1/19/13	10	5,350
Home Depot, Inc., Strike Price $52.50, Expiring 1/19/13	12	4,380
International Business Machines, Strike Price $190.00, Expiring 1/19/13	5	4,250
iShares MSCI Germany Index Fund, Strike Price $22.00, Expiring 1/19/13	129	34,830
KB Home, Strike Price $7.50, Expiring 1/19/13	47	3,243
Macy’s, Inc., Strike Price $37.00, Expiring 1/19/13	17	7,140
Monsanto Company, Strike Price $72.50, Expiring 1/19/13	12	2,832
PPG Industries Inc., Strike Price $105.00, Expiring 1/19/13	7	4,445
Rydex CurrencyShares Australian, Strike Price $107.00, Expiring 9/22/12	22	6,545
S&P 500 Index, Strike Price $1,245.00, Expiring 8/16/12	5	423
S&P 500 Index, Strike Price $1,235.00, Expiring 8/28/12	5	833
S&P 500 Index, Strike Price $1,235.00, Expiring 8/02/12	5	0
S&P 500 Index, Strike Price $1,325.00, Expiring 12/22/12	6	30,600
S&P 500 Index, Strike Price $1,180.00, Expiring 8/22/12	5	209
S&P 500 Index, Strike Price $1,190.00, Expiring 8/21/12	5	228
S&P 500 Index, Strike Price $52.50, Expiring 1/19/13	14	12,250
S&P 500 Index, Strike Price $1,200.00, Expiring 8/08/12	5	40
S&P 500 Index, Strike Price $1,195.00, Expiring 8/09/12	5	50
S&P 500 Index, Strike Price $1,210.00, Expiring 8/14/12	5	183
S&P 500 Index, Strike Price $1,230.00, Expiring 8/18/12	5	375
S&P 500 Index, Strike Price $1,245.00, Expiring 8/24/12	5	746
S&P 500 Index, Strike Price $1,215.00, Expiring 8/03/12	5	25
S&P 500 Index, Strike Price $1,225.00, Expiring 8/10/12	5	75
salesforce.com, inc, Strike Price $130.00, Expiring 1/19/13	4	7,524
SPDR S&P 500, Strike Price $145.00, Expiring 3/16/13	17	21,879
T. Rowe Price Group Inc., Strike Price $55.00, Expiring 1/19/13	16	4,400
Titan Machinery, Inc., Strike Price $25.00, Expiring 12/22/12	23	4,887
Union Pacific Corporation, Strike Price $115.00, Expiring 1/19/13	6	3,534
United Rentals, Inc., Strike Price $40.00, Expiring 1/19/13	9	10,845

TOTAL PUT OPTIONS		$195,945

TOTAL PURCHASED OPTIONS (COST $371,909)		$266,503

TOTAL INVESTMENTS IN SECURITIES - 98.0% (COST $27,501,384)		$27,830,701

	Number of Shares
SECURITIES SOLD SHORT - (17.2%)
COMMON STOCK - (0.1%)
INTERNET SOFTWARE & SERVICES - (0.1%)
Facebook, Inc.	(1,077)	$(23,382)
INVESTMENT COMPANIES - (17.1%)
EQUITY FUNDS - (17.1%)
Consumer Discretionary Select Sector SPDR Fund	(4,110)	(178,949)
Energy Select Sector SPDR Fund	(820)	(57,113)
Financial Select Sector SPDR Fund	(12,530)	(183,690)
Health Care Select Sector SPDR Fund	(3,800)	(145,882)
Industrial Select Sector SPDR Fund	(3,440)	(123,186)
iShares Dow Jones U.S. Home Construction Index Fund	(2,900)	(46,980)
iShares Dow Jones US Real Estate Index Fund	(2,830)	(185,167)
iShares MSCI U.K. Index Fund	(50,000)	(821,500)
iShares Russell 2000 Value Index Fund	(1,320)	(91,753)
iShares S&P Europe 350 Index Fund	(22,500)	(762,750)
Market Vectors Semiconductor ETF	(1,350)	(43,524)
SPDR S&P 500 ETF Trust Series T	(460)	(63,347)
SPDR S&P 500 ETF Trust Series T	(11,521)	(1,586,557)
SPDR S&P 500 ETF Trust Series T	(2,500)	(344,275)
SPDR S&P Midcap 400 ETF Trust	(370)	(63,366)
Technology Select Sector SPDR Fund	(5,200)	(152,152)

TOTAL EQUITY FUNDS		$(4,850,191)

TOTAL INVESTMENT COMPANIES		$(4,850,191)

TOTAL SECURITIES SOLD SHORT (PROCEEDS $4,836,119)		$(4,873,573)
	Contracts
WRITTEN OPTIONS - (0.3%)
CALL OPTIONS - (0.2%)
S&P 500 Index, Strike Price $1,375.00, Expiring 8/09/12	(5)	(8,132)
S&P 500 Index, Strike Price $1,380.00, Expiring 8/08/12	(5)	(6,344)
S&P 500 Index, Strike Price $1,380.00, Expiring 8/21/12	(5)	(9,933)
S&P 500 Index, Strike Price $1,380.00, Expiring 8/22/12	(5)	(10,150)
S&P 500 Index, Strike Price $1,385.00, Expiring 8/14/12	(5)	(6,987)
S&P 500 Index, Strike Price $1,410.00, Expiring 8/02/12	(5)	(71)
S&P 500 Index, Strike Price $1,410.00, Expiring 8/16/12	(5)	(2,962)
S&P 500 Index, Strike Price $1,410.00, Expiring 8/24/12	(5)	(4,260)
S&P 500 Index, Strike Price $1,425.00, Expiring 8/28/12	(5)	(2,904)
S&P 500 Index, Strike Price $1,390.00, Expiring 8/10/12	(5)	(5,600)
S&P 500 Index, Strike Price $1,390.00, Expiring 8/03/12	(5)	(2,850)
S&P 500 Index, Strike Price $1,400.00, Expiring 8/18/12	(5)	(4,100)

TOTAL CALL OPTIONS		(64,293)
PUT OPTIONS - (0.1%)
S&P 500 Index, Strike Price $1,245.00, Expiring 8/22/12	(5)	(641)
S&P 500 Index, Strike Price $1,255.00, Expiring 8/21/12	(5)	(729)
S&P 500 Index, Strike Price $1,260.00, Expiring 8/09/12	(5)	(217)
S&P 500 Index, Strike Price $1,265.00, Expiring 8/08/12	(5)	(193)
S&P 500 Index, Strike Price $1,275.00, Expiring 8/14/12	(5)	(630)
S&P 500 Index, Strike Price $1,300.00, Expiring 8/02/12	(5)	(2)
S&P 500 Index, Strike Price $1,300.00, Expiring 8/28/12	(5)	(2,948)
S&P 500 Index, Strike Price $1,310.00, Expiring 8/16/12	(5)	(1,847)
S&P 500 Index, Strike Price $1,310.00, Expiring 8/24/12	(5)	(2,967)
S&P 500 Index, Strike Price $1,295.00, Expiring 8/18/12	(5)	(1,475)
S&P 500 Index, Strike Price $1,280.00, Expiring 8/03/12	(5)	(75)
S&P 500 Index, Strike Price $1,290.00, Expiring 8/10/12	(5)	(650)

TOTAL PUT OPTIONS		(12,374)

TOTAL WRITTEN OPTIONS (PREMIUM RECEIVED $77,276)		$(76,667)

OTHER ASSETS LESS LIABILITIES - 19.5%		5,521,915

TOTAL NET ASSETS - 100.0%		$28,402,376

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $329,317. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $984,145 and net unrealized depreciation from investments for those securities having an excess of cost over value of $654,828.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s assets and Liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Common Stocks	$8,828,992	$2,422,676	$—	$11,251,668
Corporate Bonds	—	4,422,305	—	4,422,305
Investment Companies	4,556,464	—	—	4,556,464
Purchased Options	260,601	5,902	—	266,503
U.S. Government Obligations	—	599,550	—	599,550
Money Market Fund	6,734,211	—	—	6,734,211

Total Investments in Securities	$20,380,268	$7,450,433	$—	$27,830,701

Other Financial Instruments^
Forward Foreign Currency Contracts	—	1,023	—	1,023

Total Assets	$20,380,268	$7,451,456	$—	$27,831,724

Liabilities
Other Financial Instruments^
Securities Sold Short	$(4,873,573)	$—	$—	$(4,873,573)
Written Options	(14,750)	(61,917)	—	(76,667)
Forward Foreign Currency Contracts	—	(25,838)	—	(25,838)

Total Liabilities	$(4,888,323)	$(87,755)	$—	$(4,976,078)

^ Other financial instruments are derivative instruments not reflected in the value of total investments in the Portfolio of Investments such as forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. Written options and securities sold short are reported at their market value at period end.

At July 31, 2012, the Wilmington Rock Maple Alternatives Fund had the following outstanding forward foreign currency contracts, which contractually obligate the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
8/2/2012	Bank of New York	48,474 Euro	$59,332	$59,643	$311
8/31/2012	Bank of New York	737,000 Norwegian Krone	121,407	122,119	712
CONTRACTS SOLD
8/2/2012	Bank of New York	761,520 Norwegian Krone	125,570	126,340	(770)
8/31/2012	Bank of New York	98,000 Euro	119,991	120,624	(633)
8/31/2012	Bank of New York	754,000 Euro	917,166	928,069	(10,903)
8/31/2012	Bank of New York	662,000 Great British Pound	1,027,424	1,037,894	(10,470)
8/31/2012	Bank of New York	53,000 Norwegian Krone	8,778	8,782	(4)
8/31/2012	Bank of New York	2,645,000 Norwegian Krone	435,212	438,270	(3,058)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$(24,815)

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of July 31, 2012 categorized by risk exposure:

Derivative Fair Value
Equity contracts	$189,836
Foreign exchange contracts	(24,815)

Total	$165,021

Wilmington Multi-Manager Real Asset Fund

PORTFOLIO OF INVESTMENTS

July 31, 2012 (unaudited)

Description	Par Value		Value
INFLATION-LINKED & FIXED INCOME SECURITIES - 52.0%
CORPORATE BONDS - 1.8%
ENERGY - 0.1%
DCP Midstream Operating LP, Company Guaranteed, 3.25%, 10/1/2015	$200,000		$204,965
Petroleos Mexicanos, Company Guaranteed, 5.50%, 1/21/2021	100,000		117,000

TOTAL ENERGY			$321,965
FINANCIALS - 1.7%
AK Transneft OJSC Via TransCapitalInvest Ltd, Company Guaranteed, 8.70%, 8/7/2018	200,000		254,300
[1,6,7]Banco Santander Brazil SA, Sr. Unsecured, 2.57%, 3/18/2014	500,000		482,688
Banque PSA Finance SA, Sr. Unsecured, 4.00%, 7/19/2013	300,000		370,388
[1,6,7]Dexia Credit Local SA, Government Liquid GTD, 0.87%, 3/5/2013	1,700,000		1,655,558
Ford Motor Credit Co., LLC, Sr. Unsecured, 8.00%, 6/1/2014	200,000		222,592
[6,7]International Lease Finance Corp., Sr. Secured, 7.13%, 9/1/2018	100,000		113,469
MAGI Funding PLC, 1.31%, 4/11/2021	464,742		546,648
Merrill Lynch & Co., Inc.,
1Sr. Unsecured, 1.40%, 9/27/2012	700,000		861,403
1Sr. Unsubordinated, 0.97%, 8/9/2013	200,000		243,523
[1]Royal Bank of Scotland PLC, Company Guaranteed, 2.89%, 8/23/2013	1,100,000		1,110,289
SLM Corp., Sr. Unsecured, 3.13%, 9/17/2012	400,000		493,310

TOTAL FINANCIALS			$6,354,168

TOTAL CORPORATE BONDS (COST $6,972,533)			$6,676,133
EXCHANGE-TRADED FUNDS - 1.8%
DEBT FUND - 1.8%
iShares Barclays TIPS Bond Fund	55,300		6,715,632

TOTAL EXCHANGE-TRADED FUNDS (COST $6,471,042)			$6,715,632
CORPORATE NOTES - 1.3%
[1]Bank of Nova Scotia, Certificate of Deposit, 0.76%, 10/18/2012	1,500,000		1,501,573
1JPMorgan Chase & Co., Notes, 1.21%, 9/30/2013	1,500,000		1,502,729
[1,6,7]Metropolitan Life Global Funding I, Secured, 1.21%, 1/10/2014	1,500,000		1,498,598
[1]Morgan Stanley, Sr. Unsecured, 1.43%, 4/29/2013	100,000		99,384

TOTAL CORPORATE NOTES (COST $4,602,994)			$4,602,284
U.S. GOVERNMENT INFLATION-LINKED SECURITIES - 16.4%
U.S. TEASURY INFLATION INDEXED BILLS - 0.9%
[12]2.00%, 2/15/2022	3,050,000		3,204,406
U.S. TEASURY INFLATION INDEXED BONDS - 8.7%
[12]0.13%, 1/15/2022	9,250,000		10,149,516
[12]0.13%, 1/15/2022	650,000		713,209
0.75%, 2/15/2042	1,500,000		1,709,614
1.75%, 1/15/2028	578,000		821,405
2.00%, 1/15/2026	568,000		862,282
2.13%, 2/15/2040	400,000		637,763
2.38%, 1/15/2025	1,200,000		1,975,104
2.38%, 1/15/2025	2,723,000		4,481,840
2.38%, 1/15/2027	1,100,000		1,731,660
2.50%, 1/15/2029	48,000		73,793
3.38%, 4/15/2032	4,000		8,662
3.38%, 4/15/2032	1,250,000		2,706,795
3.88%, 4/15/2029	1,599,000		3,729,522
3.88%, 4/15/2029	1,050,000		2,449,029

TOTAL U.S. TEASURY INFLATION INDEXED BONDS			$32,050,194
U.S. TREASURY INFLATION INDEXED NOTES - 6.8%
Inflation Protected Note, 1.63%, 1/15/2015	400,000		515,053
U.S. Treasury Inflation Indexed Note,
[12]0.13%, 4/15/2017	500,000		539,743
[12]0.13%, 7/15/2022	1,400,000		1,520,542
1.13%, 1/15/2021	5,700,000		7,000,637
1.25%, 4/15/2014	40,000		45,089
1.25%, 7/15/2020	900,000		1,118,077
1.63%, 1/15/2018	1,900,000		2,408,322
1.88%, 7/15/2013	3,178,000		4,085,458
1.88%, 7/15/2013	200,000		257,109
1.88%, 7/15/2015	800,000		1,037,070
2.00%, 1/15/2016	8,000		10,326
2.00%, 7/15/2014	42,000		54,531
2.00%, 7/15/2014	1,888,000		2,451,290
[12]2.13%, 1/15/2019	10,000		12,972
[12]2.13%, 1/15/2019	2,300,000		2,983,539
[12]2.38%, 1/15/2017	1,000,000		1,326,554

TOTAL U.S. TREASURY INFLATION INDEXED NOTES			$25,366,312

TOTAL U.S. GOVERNMENT INFLATION-LINKED SECURITIES (COST $57,262,427)			$60,620,912
FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES - 28.5%
DIVERSIFIED - 0.2%
Network Rail Infrastructure Finance PLC, 1.38%, 11/22/2037	381,213	GBP	747,699
GOVERNMENT - 28.3%
Australia Government Bond,
3.24%, 9/20/2025	1,800,000	AUD	2,651,792
6.04%, 8/20/2020	350,000	AUD	714,195
Bonos del Banco Central de Chile EN UF, 3.00%, 3/1/2022	225,813,600	CLP	488,043

Brazil Notas do Tesouro Nacional Serie B,
6.00%, 5/15/2017	7,019,000	BRL	8,256,214
6.00%, 8/15/2024	1,640,000	BRL	2,061,541
6.00%, 5/15/2045	1,508,000	BRL	2,013,966
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 4/15/2018	41,833	EUR	55,759

Canadian Government Bond,
1.50%, 12/1/2044	1,373,099	CAD	1,828,864
3.00%, 12/1/2036	711,318	CAD	1,174,404
4.00%, 12/1/2031	708,130	CAD	1,232,747
4.25%, 12/1/2021	3,527,328	CAD	5,019,579
Denmark I/L Government Bond, 0.10%, 11/15/2023	14,221,196	DKK	2,511,456

Deutsche Bundesrepublik Inflation Linked Bond,
0.10%, 4/15/2023	100,000	EUR	133,551
0.10%, 4/15/2023	780,000	EUR	1,041,697
1.75%, 4/15/2020	851,667	EUR	1,247,663

France Government Bond OAT,
1.00%, 7/25/2017	617,051	EUR	820,029
1.10%, 7/25/2022	245,520	EUR	327,070

1.30%, 7/25/2019	105,579	EUR	143,770
1.30%, 7/25/2019	844,632	EUR	1,150,163
1.60%, 7/25/2015	411,835	EUR	544,651
1.80%, 7/25/2040	225,402	EUR	346,895
1.85%, 7/25/2027	1,262,352	EUR	1,840,393
2.10%, 7/25/2023	174,014	EUR	256,686
2.10%, 7/25/2023	2,175,180	EUR	3,208,568
2.25%, 7/25/2020	660,440	EUR	957,034
3.15%, 7/25/2032	304,165	EUR	546,201
3.40%, 7/25/2029	309,967	EUR	552,275
3.40%, 7/25/2029	495,944	EUR	883,636

French Treasury Note BTAN,
0.45%, 7/25/2016	311,802	EUR	401,557
0.45%, 7/25/2016	571,643	EUR	736,196

Italy Buoni Poliennali del Tesoro,
2.10%, 9/15/2016	842,784	EUR	937,644
2.10%, 9/15/2021	639,690	EUR	609,277
2.55%, 9/15/2041	213,834	EUR	173,138
Japanese Government CPI Linked Bond, 1.40%, 3/10/2018	64,415,000	JPY	904,735
Mexican Bonos, 8.50%, 12/13/2018	15,154,200	MXN	1,359,518

Mexican Udibonos,
2.50%, 12/10/2020	20,024,134	MXN	1,676,447
3.50%, 12/14/2017	31,850,293	MXN	2,765,894
4.50%, 12/18/2014	11,862,165	MXN	980,356

New South Wales Treasury Corp.,
3.15%, 11/20/2025	900,000	AUD	1,218,090
4.05%, 11/20/2020	800,000	AUD	1,075,786
Poland Government Bond, 3.00%, 8/24/2016	2,320,871	PLN	720,919
South Africa Government Bond - CPI Linked, 2.60%, 3/31/2028	4,715,788	ZAR	617,143

Sweden Government Bond,
4.29%, 12/1/2015	11,400,000	SEK	2,311,297
4.29%, 12/1/2028	4,100,000	SEK	1,159,285
5.04%, 12/1/2020	6,400,000	SEK	1,607,415
5.04%, 12/1/2020	3,600,000	SEK	904,171
Turkey Government Bond, 9.00%, 5/21/2014	1,659,905	TRY	1,030,707

U.K. Gilt Inflation Linked,
0.13%, 3/22/2029	255,250	GBP	413,679
0.13%, 3/22/2029	408,400	GBP	661,886
0.13%, 3/22/2044	319,920	GBP	504,418
0.38%, 3/22/2062	688,686	GBP	1,219,230
0.38%, 3/22/2062	123,347	GBP	218,370
0.50%, 3/22/2050	567,965	GBP	1,014,700
0.50%, 3/22/2050	227,186	GBP	405,880
0.63%, 11/22/2042	1,494,618	GBP	2,748,188
0.63%, 3/22/2040	335,862	GBP	605,775
0.75%, 11/22/2047	466,688	GBP	899,402
0.75%, 11/22/2047	1,050,048	GBP	2,023,655
0.75%, 3/22/2034	3,862,134	GBP	6,963,843
1.13%, 11/22/2037	898,943	GBP	1,792,460
1.25%, 11/22/2017	1,026,012	GBP	1,858,279
1.25%, 11/22/2027	811,909	GBP	1,570,493
1.25%, 11/22/2027	1,490,164	GBP	2,882,459
1.25%, 11/22/2032	334,920	GBP	663,395
1.25%, 11/22/2055	504,488	GBP	1,172,910
1.88%, 11/22/2022	3,653,939	GBP	7,308,405
1.88%, 11/22/2022	471,476	GBP	943,020
6.10%, 7/17/2024	300,000	GBP	1,572,764
7.23%, 4/16/2020	550,000	GBP	3,186,283
7.23%, 4/16/2020	150,000	GBP	868,986

TOTAL GOVERNMENT			$104,696,897

TOTAL FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES (COST $100,566,540)			$105,444,596
ASSET-BACKED SECURITIES - 0.1%
DIVERSIFIED FINANCIAL SERVICES - 0.1%
[1,6,7]SLM Student Loan Trust, 2.17%, 8/15/2016	22,742		22,811
[1,6,7]Venture CDO Ltd, 0.69%, 1/20/2022	400,000		377,336

TOTAL DIVERSIFIED FINANCIAL SERVICES			$400,147

TOTAL ASSET-BACKED SECURITIES (COST $382,921)			$400,147
MORTGAGE-BACKED SECURITIES - 0.1%
WHOLE LOAN - 0.1%
WAMU Mortgage Pass-Through Certificates,
[1]2.25%, 11/25/2036	517,615		338,536
[1]2.76%, 3/25/2037	231,250		181,523

TOTAL WHOLE LOAN			$520,059

TOTAL MORTGAGE-BACKED SECURITIES (COST $543,515)			$520,059

TOTAL INFLATION-LINKED & FIXED INCOME SECURITIES (COST $176,801,972)			$184,979,763

	Number of Shares
REAL ESTATE RELATED SECURITIES - 34.0%
COMMON STOCKS - 10.2%
DEPARTMENT STORES - 0.4%
[10]Lifestyle International Holdings Ltd.	600,400		1,373,200
DIVERSIFIED - 0.1%
[10]Shaftesbury PLC	52,733		448,861
DIVERSIFIED REAL ESTATE ACTIVITIES - 4.2%
[10]CapitaLand Ltd.	510,616		1,223,694
[10]City Developments Ltd.	131,000		1,226,770
[10]Daito Trust Construction Co. Ltd.	7,901		759,285
[10]Daiwa House Industry Co. Ltd.	86,700		1,231,713
[10]Great Eagle Holdings Ltd.	61,100		154,326
[10]Hang Lung Group Ltd.	41,900		270,477
[10]Hang Lung Properties Ltd.	482,999		1,706,495
[10]Kerry Properties Ltd.	372,000		1,700,841
[10]Mitsubishi Estate Co. Ltd.	149,810		2,683,194
[10]Mitsui Fudosan Co. Ltd.	158,489		3,053,661
[10]Nomura Real Estate Holdings, Inc.	15,800		291,784
[10]Sumitomo Realty & Development Co. Ltd.	11,000		273,719
[10]Sun Hung Kai Properties Ltd.	56,353		699,997
[10]Wharf Holdings Ltd.	77,000		443,410

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES			$15,719,366
FINANCIALS - 0.5%
American Tower Corp.	5,400		390,474
[10]Centro Retail Australia	220,400		473,875
[10]Deutsche Wohnen AG	4,150		69,123
[10]Goodman Group	116,543		458,356
[10]Investa Office Fund	143,300		436,547

TOTAL FINANCIALS			$1,828,375
HOTELS, RESORTS & CRUISE LINES - 0.6%
[10]Melia Hotels International SA	110,000		621,155
[10]Shangri-La Asia, Ltd.	482,416		947,318
Starwood Hotels & Resorts Worldwide, Inc.	14,000		758,100

TOTAL HOTELS, RESORTS & CRUISE LINES			$2,326,573
OFFICE - 0.2%

[10]CapitaCommercial Trust	533,000		572,541
REAL ESTATE DEVELOPMENT - 1.1%
[10]Cheung Kong Holdings Ltd.	72,634		950,310
[10]China Overseas Land & Investment Ltd.	568,000		1,334,182
[10]China Resources Land Ltd.	118,000		237,682
[10]Guangzhou R&F Properties Co. Ltd.	320,000		405,309
[10]Keppel Land Ltd.	82,000		225,233
[10]Longfor Properties Co. Ltd.	142,700		209,063
[10]Sino Land Co. Ltd.	281,430		478,191
[10]Wing Tai Holdings Ltd.	195,975		221,535

TOTAL REAL ESTATE DEVELOPMENT			$4,061,505

REAL ESTATE OPERATING COMPANIES - 2.2%
[10]Aeon Mall Co. Ltd.	48,700		1,164,824
Brookfield Office Properties, Inc.	47,200		805,704
[10]Castellum AB	60,690		813,050
[10]Central Pattana PCL	23,000		35,629
[10]Central Pattana PCL	537,000		831,852
*,10Country Garden Holdings Co. Ltd.	791,595		297,374
[10]Global Logistic Properties Ltd.	249,300		448,337
10GSW Immobilien AG	10,674		392,605
[10]Hongkong Land Holdings Ltd.	232,681		1,388,649
[10]Hufvudstaden AB	11,429		138,848
[10]Hysan Development Co. Ltd.	341,784		1,439,166
[10]Safestore Holdings PLC	66,300		104,845
Sonae Sierra Brasil SA	6,700		92,365

TOTAL REAL ESTATE OPERATING COMPANIES			$7,953,248
RESIDENTIAL - 0.0%**
[10]Advance Residence Investment Corp.	52		101,519
RETAIL - 0.9%
12DDR Corp.	90,510		1,361,270

General Growth Properties, Inc.	56,874	1,030,557
[10]Westfield Retail Trust	298,463	953,618

TOTAL RETAIL		$3,345,445

TOTAL COMMON STOCKS (COST $30,137,461)		$37,730,633
REAL ESTATE INVESTMENT TRUSTS - 19.2%
DIVERSIFIED - 2.4%
[10]British Land Co. PLC	28,818	240,822
Canadian Real Estate Investment Trust	4,388	184,385
[10]Dexus Property Group	667,714	691,857
[10]Fonciere Des Regions	1,546	111,574
10GPT Group	308,029	1,108,172
10ICADE	16,250	1,242,693
[10]Kenedix Realty Investment Corp.	46	147,362
[10]Land Securities Group PLC	146,291	1,807,018
Liberty Property Trust	18,300	664,107
[10]Mirvac Group	75,475	108,174
[10]Segro PLC	33,038	122,117
[10]Stockland	405,714	1,421,642
[10]United Urban Investment Corp.	161	174,680
Vornado Realty Trust	10,897	909,899

TOTAL DIVERSIFIED		$8,934,502
DIVERSIFIED REAL ESTATE ACTIVITIES - 0.1%
*,10Tokyo Tatemono Co. Ltd.	106,000	390,514
INDUSTRIAL - 0.7%
[10]Ascendas Real Estate Investment Trust	33,000	60,064
Prologis, Inc.	80,121	2,590,312

TOTAL INDUSTRIAL		$2,650,376
OFFICE - 3.1%
Alexandria Real Estate Equities, Inc.	12,500	918,500
Boston Properties, Inc.	32,300	3,582,070
[10]Derwent London PLC	47,858	1,458,558
Douglas Emmett, Inc.	32,700	768,777
[10]Great Portland Estates PLC	149,814	1,006,257
Highwoods Properties, Inc.	8,000	270,960
[10]Japan Real Estate Investment Corp.	76	717,238
Kilroy Realty Corp.	11,200	530,208
[10]Nippon Building Fund, Inc.	31	300,786
SL Green Realty Corp.	20,800	1,638,000
[10]Societe Immobiliere de Location pour l’industrie et le Commerce	1,430	140,415

TOTAL OFFICE		$11,331,769
RESIDENTIAL - 3.5%
American Campus Communities, Inc.	20,200	962,732
AvalonBay Communities, Inc.	9,629	1,416,330
Boardwalk Real Estate Investment Trust	19,300	1,231,690
BRE Properties, Inc.	13,400	705,912
Equity Residential	52,400	3,317,444
Essex Property Trust, Inc.	16,500	2,596,440
[10]Nippon Accommodations Fund, Inc.	25	168,552
Post Properties, Inc.	13,100	676,615
UDR, Inc.	73,419	1,953,680

TOTAL RESIDENTIAL		$13,029,395
RETAIL - 6.2%
Calloway Real Estate Investment Trust	3,900	114,917
[10]CapitaMall Trust	218,542	343,476
[10]Corio NV	7,480	330,412
*Federal Realty Investment Trust	13,500	1,466,910
[10]Frasers Centrepoint Trust	44,000	63,511
[10]Hammerson PLC	207,042	1,497,993
[10]Japan Retail Fund Investment Corp.	198	331,153
Kimco Realty Corp.	38,500	750,365
[10]Klepierre	25,958	844,292
[10]Link REIT	208,800	913,425
Macerich Co.	20,284	1,184,788
Primaris Retail Real Estate Investment Trust	6,300	150,833
RioCan Real Estate Investment Trust	69,032	1,971,457
Simon Property Group, Inc.	43,569	6,992,389
Tanger Factory Outlet Centers	10,200	328,440
Taubman Centers, Inc.	20,000	1,550,400
[10]Unibail-Rodamco SE	12,762	2,447,071
[10]Westfield Group	152,785	1,598,125

TOTAL RETAIL		$22,879,957
SPECIALIZED - 3.2%
12HCP, Inc.	46,000	2,171,660
Health Care REIT, Inc.	41,000	2,551,430
Host Hotels & Resorts, Inc.	116,814	1,714,830
[12]Pebblebrook Hotel Trust	9,400	213,568
Public Storage	15,700	2,338,515
Ventas, Inc.	44,084	2,964,649

TOTAL SPECIALIZED		$11,954,652

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $50,073,344)		$71,171,165

EXCHANGE-TRADED FUNDS - 4.6%
EQUITY FUNDS - 4.6%
SPDR Dow Jones International Real Estate ETF	271,400	10,305,058
Vanguard REIT ETF	100,000	6,674,000

TOTAL EQUITY FUNDS		$16,979,058

TOTAL EXCHANGE-TRADED FUNDS (COST $15,403,169)		$16,979,058

TOTAL REAL ESTATE RELATED SECURITIES (COST $95,613,974)		$125,880,856
COMMODITY RELATED SECURITIES - 12.1%
EXCHANGE-TRADED FUND - 4.9%
OPEN-END FUND - 4.9%
*PowerShares DB Commodity Index Tracking Fund	663,000	18,066,750

TOTAL EXCHANGE-TRADED FUND (COST $17,701,950)		$18,066,750
INVESTMENT COMPANIES - 5.2%
OPEN-END FUND - 5.2%
*Credit Suisse Commodity Return Strategy Fund	1,724,196	14,293,586
PIMCO Commodity RealReturn Strategy Fund	711,399	4,901,542

TOTAL OPEN-END FUND		$19,195,128

TOTAL INVESTMENT COMPANIES (COST $17,761,101)		$19,195,128
STRUCTURED NOTE - 2.0%
FINANCIALS - 2.0%
[2]Deutsche Bank AG, London Branch, Structured Note Linked to Dow Jones-UBS Commodity Index	6,000,000	7,362,000

TOTAL STRUCTURED NOTE (COST $6,000,000)		$7,362,000

TOTAL COMMODITY RELATED SECURITIES (COST $41,463,051)		$44,623,878
PURCHASED OPTIONS - 0.0%**
PUT OPTIONS - 0.0%**
U.S. 30Y Futures, Strike Price 8.72%, Expiring 9/19/2012	200,000	16,011
U.S. 30Y Futures, Strike Price 8.85%, Expiring 9/19/2012	300,000	24,016
U.S. 30Y Futures, Strike Price 8.50%, Expiring 12/10/2012	100,000	7,797
U.S. 30Y Futures, Strike Price 8.51%, Expiring 12/10/2012	200,000	15,594
U.S. 30Y Futures, Strike Price 3.88%, Expiring 4/14/2014	600,000	12,345

TOTAL PUT OPTIONS		75,763

TOTAL PURCHASED OPTIONS (COST $100,020)		75,763

	Number of Shares
SHORT-TERM INVESTMENTS - 5.3%
MONEY MARKET FUNDS - 4.8%
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.09%	16,271,175	16,271,176
[8,9]Wilmington Prime Money Market Fund, Select Shares, 0.03%	1,415,560	1,415,560

TOTAL MONEY MARKET FUNDS (COST $17,686,736)		$17,686,736
REPURCHASE AGREEMENT - 0.5%
Credit Suisse First Boston LLC, 0.13%, dated 7/31/12, due 8/02/12, repurchase price $1,800,006, collateralized by a U.S. Treasury Security 3.13%, maturing 1/31/17; total market value of $1,836,835.	1,800,000	1,800,000

TOTAL REPURCHASE AGREEMENT (COST $1,800,000)		$1,800,000

TOTAL SHORT-TERM INVESTMENTS (COST $19,486,736)		$19,486,736

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES - 3.1%
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 3.1%
REPURCHASE AGREEMENTS - 3.1%
Citigroup Global Markets, Inc., 0.18%, dated 7/31/12, due 8/01/12, repurchase price $2,721,520, collateralized by U.S. Government Securities 2.27% to 6.00%, maturing 10/01/20 to 8/01/42; total market value of $2,775,936.	2,721,506	2,721,506
Deutsche Bank Securities, Inc., 0.19%, dated 7/31/12, due 8/01/12, repurchase price $572,951, collateralized by U.S. Government Securities 3.50% to 5.50%, maturing 1/01/26 to 7/01/42; total market value of $584,407.	572,948	572,948
HSBC Securities, Inc., 0.17%, dated 7/31/12, due 8/01/12, repurchase price $2,721,519, collateralized by U.S. Government Securities 0.00% to 9.38%, maturing 9/15/12 to 7/15/36; total market value of $2,775,955.	2,721,506	2,721,506
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.18%, dated 7/31/12, due 8/01/12, repurchase price $2,721,520, collateralized by U.S. Government Securities 3.50% to 5.50%, maturing 4/01/27 to 7/01/42; total market value of $2,775,937.	2,721,506	2,721,506
Mizuho Securities, Inc., 0.21%, dated 7/31/12, due 8/01/12, repurchase price $2,721,522, collateralized by U.S. Government Securities 1.35% to 11.00%, maturing 10/01/14 to 10/01/47; total market value of $2,775,937.	2,721,506	2,721,506

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $11,458,972)		$11,458,972

TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (COST $11,458,972)		$11,458,972

TOTAL INVESTMENTS IN SECURITIES BEFORE WRITTEN OPTIONS - 104.5% (COST $344,924,725)		$386,505,968

	Contracts
WRITTEN OPTIONS - (0.1)%
CALL OPTIONS - (0.1)%
INF FLOOR USD, Strike Price 216.69%, Expiring 4/7/2020	(260)	(3,614)
U.S. 1Y Futures, Strike Price 0.80%, Expiring 10/11/2012	(60)	(2,503)
U.S. 1Y Futures, Strike Price 0.80%, Expiring 10/11/2012	(40)	(1,669)
U.S. 2Y Futures, Strike Price 1.06%, Expiring 10/11/2012	(120)	(15,095)
U.S. 2Y Futures, Strike Price 0.92%, Expiring 11/14/2012	(140)	(13,680)
U.S. 3Y Futures, Strike Price 1.70%, Expiring 3/18/2013	(230)	(84,728)
U.S. 5Y Futures, Strike Price 1.70%, Expiring 3/18/2013	(80)	(29,470)
U.S. 5Y Futures, Strike Price 1.50%, Expiring 9/24/2012	(150)	(48,858)

TOTAL CALL OPTIONS		$(199,617)
PUT OPTIONS - 0.0%**
U.S. 1Y Futures, Strike Price 0.80%, Expiring 10/11/2012	(60)	(48)
U.S. 1Y Futures, Strike Price 0.80%, Expiring 10/11/2012	(40)	(32)
U.S. 2Y Futures, Strike Price 1.06%, Expiring 10/11/2012	(120)	(67)
U.S. 2Y Futures, Strike Price 0.92%, Expiring 11/14/2012	(140)	(249)
U.S. 3Y Futures, Strike Price 1.70%, Expiring 3/18/2013	(230)	(4,787)
U.S. 3Y Futures, Strike Price 1.70%, Expiring 3/18/2013	(80)	(1,665)
U.S. 5Y Futures, Strike Price 1.50%, Expiring 9/24/2012	(150)	(96)
U.S. 5Y Futures, Strike Price 2.85%, Expiring 4/14/2014	(270)	(11,864)

TOTAL PUT OPTIONS		$(18,808)

TOTAL WRITTEN OPTIONS (PREMIUM RECEIVED $185,085)		$(218,425)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS - 104.4% (COST $344,739,640)		$386,287,543
COLLATERAL FOR SECURITIES ON LOAN - (3.1%)		(11,458,972)
OTHER LIABILITIES LESS ASSETS - (1.3)%		(4,909,432)

TOTAL NET ASSETS - 100.0%		$369,919,139

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $41,581,243. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $43,435,585 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,854,342.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s assets and Liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Inflation-Linked & Fixed Income Securities
Corporate Bonds	$—	$6,676,133	$—	$6,676,133
Exchange-Traded Funds	6,715,632	—	—	6,715,632
Corporate Notes	—	4,602,284	—	4,602,284
U.S. Government Inflation-Linked Securities	—	60,620,912	—	60,620,912
Foreign Government Inflation-Linked Securities	—	105,444,596	—	105,444,596
Asset-Backed Securities	—	400,147	—	400,147
Mortgage-Backed Securities	—	520,059	—	520,059

Real Estate Related Securities
Common Stocks	4,438,470	33,292,163	—	37,730,633
Real Estate Investment Trusts	51,383,212	19,787,953	—	71,171,165
Exchange-Traded Funds	16,979,058	—	—	16,979,058

Commodity Related Securities
Exchange-Traded Fund	18,066,750	—	—	18,066,750
Investment Companies	19,195,128	—	—	19,195,128
Structured Note	—	7,362,000	—	7,362,000
Purchased Options	—	75,763	—	75,763

Short-Term Investments
Money Market Funds	17,686,736	—	—	17,686,736
Repurchase Agreement	—	1,800,000	—	1,800,000
Cash Collateral for Securities on Loan	—	11,458,972	—	11,458,972

Total Investments	134,464,986	252,040,982	—	386,505,968

Other Financial Instruments^
Credit Default Swap Contracts	—	25,554	—	25,554
Interest Rate Swap Contracts	—	40,253	—	40,253
Forward Foreign Currency Contracts	—	1,162,339	—	1,162,339
Financial Futures Contracts	—	32,318	—	32,318

Total Assets	$134,464,986	$253,301,446	$—	$387,766,432

Liabilities
Other Financial Instruments^
Credit Default Swap Contracts	$—	$(5,546)	$—	$(5,546)
Financial Futures Contracts	—	(109,574)	—	(109,574)
Interest Rate Swap Contracts	—	(13,539)	—	(13,539)
Written Options	—	(218,425)	—	(218,425)
Forward Foreign Currency Contracts	—	(1,234,579)	—	(1,234,579)

Total Liabilities	$—	$(1,581,663)	$—	$(1,581,663)

^Other financial instruments are derivative instruments not reflected in the value of total investments in the Portfolio of Investments such as forward foreign currency contracts, financial futures contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. Written options are reported at their market value at period end.

At July 31, 2012, the Wilmington Multi-Manager Real Asset Fund had the following outstanding forward foreign currency contracts, which contractually obligate the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counter Party	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
8/1/2012	Bank of Tokyo	3,101 Australian Dollar	$3,246	$3,259	$13
8/1/2012	Bank of Tokyo	9,683 Canadian Dollar	9,645	9,656	11
8/2/2012	Bank of Tokyo	7,982 Australian Dollar	8,371	8,389	18
8/2/2012	Morgan Stanley & Co.	24,138,397 Brazil Real	11,803,617	11,779,425	(24,192)
8/2/2012	Barclays Bank International	576,552 Brazil Real	282,485	281,355	(1,130)
8/2/2012	Bank of Tokyo	9,658 Canadian Dollar	9,644	9,631	(13)
8/2/2012	Citigroup Global Markets	1,054,000 Great British Pound	1,631,204	1,652,504	21,300
8/2/2012	Barclays Bank International	299,000 Great British Pound	463,351	468,784	5,433
8/2/2012	Royal Bank of Scotland	450,000 Great British Pound	705,836	705,528	(308)
8/2/2012	JP Morgan Securities	602,000 Great British Pound	933,310	943,840	10,530
8/2/2012	Chase Manhattan Corp.	8,876,000 Great British Pound	13,898,041	13,916,152	18,111
8/2/2012	Barclays Bank International	8,877,000 Great British Pound	13,925,350	13,917,720	(7,630)
8/3/2012	Bank of Tokyo	10,588 Australian Dollar	11,135	11,127	(8)
8/3/2012	Bank of Tokyo	12,025 Canadian Dollar	11,993	11,991	(2)
8/3/2012	Citigroup Global Markets	417 Singapore Dollar	334	335	1
8/9/2012	Barclays Bank International	419,000 Australian Dollar	418,089	439,926	21,837
8/9/2012	Deutsche Bank	432,000 Australian Dollar	450,206	453,576	3,370
8/15/2012	HSBC Securities, Inc.	72,226,084 Mexican Peso	5,387,594	5,422,799	35,205
8/31/2012	Societe General Securities	114,958 Great British Pound	180,185	180,233	48
8/31/2012	Societe General Securities	1,355,598 Euro	1,665,794	1,668,552	2,758
9/10/2012	Citigroup Global Markets	1,873,000 Japanese Yen	23,995	23,985	(10)
9/14/2012	Royal Bank of Scotland	100,000 Euro	121,329	123,108	1,779
9/14/2012	Barclays Bank International	198,000 Euro	243,108	243,754	646
9/14/2012	JP Morgan Securities	219,000 Euro	269,606	269,606	—
9/14/2012	Barclays Bank International	288,000 Euro	349,884	354,551	4,667
9/14/2012	Barclays Bank International	371,000 Euro	467,459	456,731	(10,728)
9/14/2012	Credit Suisse	404,000 Euro	513,638	497,356	(16,282)
9/14/2012	Citigroup Global Markets	427,000 Euro	524,641	525,671	1,030
9/14/2012	JP Morgan Securities	506,000 Euro	636,337	622,926	(13,411)
9/14/2012	HSBC Securities, Inc.	577,000 Euro	695,928	710,333	14,405
9/14/2012	Deutsche Bank	84,000 Euro	105,048	103,411	(1,637)
9/14/2012	Deutsche Bank	96,000 Euro	117,984	118,184	200
9/28/2012	Barclays Bank International	907,700 Korean Won	782	800	18
10/22/2012	Royal Bank of Scotland	417 Singapore Dollar	331	335	4
10/31/2012	Citigroup Global Markets	22,520 Philippine Peso	515	538	23
12/3/2012	JP Morgan Securities	1,242,920 Mexican Peso	91,769	92,309	540

12/3/2012	Credit Suisse	175,471 Mexican Peso	13,082	13,032	(50)
2/1/2013	Barclays Bank International	4,678,475 Chinese Yuan	742,026	728,058	(13,968)

CONTRACTS SOLD
8/2/2012	HSBC Securities, Inc.	1,224,405 Brazil Real	598,000	597,504	496
8/2/2012	HSBC Securities, Inc.	14,018 Brazil Real	7,000	6,840	160
8/2/2012	Deutsche Bank	140,967 Brazil Real	69,000	68,791	209
8/2/2012	Bank of America Securities	435,585 Brazil Real	213,000	212,563	437
8/2/2012	HSBC Securities, Inc.	326,082 Brazil Real	163,000	159,126	3,874
8/2/2012	HSBC Securities, Inc.	22,228,958 Brazil Real	11,375,547	10,847,627	527,920
8/2/2012	HSBC Securities, Inc.	195,648 Brazil Real	96,000	95,475	525
8/2/2012	Goldman Sachs Group LP	149,287 Brazil Real	73,414	72,852	562
8/2/2012	JP Morgan Securities	425,000 Great British Pound	659,323	666,332	(7,009)
8/2/2012	JP Morgan Securities	390,000 Great British Pound	606,744	611,458	(4,714)
8/2/2012	Royal Bank of Scotland	262,000 Great British Pound	406,619	410,774	(4,155)
8/2/2012	JP Morgan Securities	19,081,000 Great British Pound	29,794,982	29,915,964	(120,982)
8/3/2012	Royal Bank of Scotland	417 Singapore Dollar	331	335	(4)
8/9/2012	Bank of America Securities	422,000 Australian Dollar	436,454	443,076	(6,622)
8/9/2012	Bank of America Securities	5,188,000 Australian Dollar	5,185,406	5,447,107	(261,701)
8/14/2012	Barclays Bank International	1,490,109 Polish Zloty	466,563	445,206	21,357
8/15/2012	Citigroup Global Markets	72,226,084 Mexican Peso	5,508,501	5,422,799	85,702
8/23/2012	Royal Bank of Canada	1,045,000 Danish Krone	175,988	172,885	3,103
8/23/2012	JP Morgan Securities	1,692,000 Danish Krone	280,114	279,926	188
8/23/2012	HSBC Securities, Inc.	3,366,000 Danish Krone	567,555	556,873	10,682
8/23/2012	Barclays Bank International	7,569,000 Danish Krone	1,236,110	1,252,221	(16,111)
8/23/2012	Citigroup Global Markets	872,000 Danish Krone	144,054	144,264	(210)
8/23/2012	Royal Bank of Scotland	1,882,000 Swedish Krona	268,011	276,455	(8,444)
8/23/2012	Deutsche Bank	32,144,000 Swedish Krona	4,489,762	4,721,775	(232,013)
8/23/2012	Deutsche Bank	902,000 Swedish Krona	129,860	132,499	(2,639)
8/31/2012	Societe General Securities	668,640 Australian Dollar	663,715	700,491	(36,776)
8/31/2012	Societe General Securities	1,057,360 Canadian Dollar	1,024,454	1,053,599	(29,145)
8/31/2012	Societe General Securities	8,455,970 Euro	10,565,388	10,408,121	157,267
8/31/2012	Societe General Securities	960,082 Euro	1,197,495	1,181,727	15,768
8/31/2012	Societe General Securities	8,107,350 Great British Pound	12,614,355	12,710,825	(96,470)
8/31/2012	Societe General Securities	71,021,410 Japanese Yen	892,918	909,383	(16,465)
8/31/2012	Societe General Securities	6,272,210 Swedish Krona	885,649	921,030	(35,381)
9/4/2012	Barclays Bank International	388,000 Great British Pound	601,102	608,311	(7,209)
9/4/2012	Deutsche Bank	662,000 Great British Pound	1,038,386	1,037,891	495

9/4/2012	Chase Manhattan Corp.	8,876,000 Great British Pound	13,897,144	13,915,897	(18,753)
9/4/2012	Barclays Bank International	8,877,000 Great British Pound	13,924,844	13,917,465	7,379
9/10/2012	Barclays Bank International	2,813,000 Japanese Yen	35,472	36,023	(551)
9/14/2012	JP Morgan Securities	1,391,000 Euro	1,749,011	1,712,432	36,579
9/14/2012	HSBC Securities, Inc.	36,000 Euro	45,393	44,319	1,074
9/14/2012	Citigroup Global Markets	5,563,000 Euro	6,940,621	6,848,497	92,124
9/14/2012	Credit Suisse	6,000 Euro	7,583	7,386	197
9/14/2012	JP Morgan Securities	6,307,000 Euro	7,761,123	7,764,421	(3,298)
9/14/2012	HSBC Securities, Inc.	97,000 Euro	118,889	119,415	(526)
9/20/2012	JP Morgan Securities	315,000 Canadian Dollar	308,061	313,754	(5,693)
9/20/2012	Barclays Bank International	7,581,000 Canadian Dollar	7,375,231	7,551,023	(175,792)
10/2/2012	JP Morgan Securities	1,354,000 Brazil Real	654,423	653,111	1,312
10/2/2012	Morgan Stanley & Co.	24,138,397 Brazil Real	11,687,598	11,643,312	44,286
10/2/2012	Barclays Bank International	576,552 Brazil Real	279,608	278,104	1,504
10/24/2012	HSBC Securities, Inc.	1,359,754 Turkish Lira	735,320	747,346	(12,026)
10/26/2012	Barclays Bank International	920,643 South Africa Rand	110,950	109,933	1,017
12/3/2012	Barclays Bank International	13,055,055 Mexican Peso	967,794	969,572	(1,778)
12/3/2012	HSBC Securities, Inc.	72,226,084 Mexican Peso	5,333,881	5,364,083	(30,202)
1/9/2013	Deutsche Bank	251,950,000 Chilean Peso	500,000	510,541	(10,541)
2/1/2013	JP Morgan Securities	4,641,958 Chinese Yuan	728,550	722,375	6,175

NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$(72,240)

At July 31, 2012, the Wilmington Multi-Manager Real Asset Fund had the following outstanding foreign exchange contracts:

Settlement Date	Counterparty	Contracts to Deliver/Receive	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
8/2/2012	Deutsche Bank	140,967 Brazil Real	$68,768	$68,792	$24
8/2/2012	Goldman Sachs Group LP	149,287 Brazil Real	72,827	72,852	25
8/2/2012	HSBC Securities, Inc.	23,989,110 Brazil Real	11,702,575	11,706,573	3,998
8/2/2012	Bank of America Securities	435,585 Brazil Real	212,491	212,563	72
CONTRACTS SOLD
8/1/2012	Bank of Tokyo	148,287 Hong Kong Dollar	19,118	19,122	(4)
8/2/2012	Morgan Stanley & Co.	24,138,397 Brazil Real	11,775,402	11,779,425	(4,023)
8/2/2012	Barclays Bank International	576,552 Brazil Real	281,259	281,355	(96)
8/2/2012	Bank of Tokyo	139,520 Hong Kong Dollar	17,991	17,992	(1)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON FOREIGN EXCHANGE CONTRACTS					$(5)

At July 31, 2012, the Wilmington Multi-Manager Real Asset Fund entered had open financial futures contracts as follows:

Underlying Contracts to Buy	Expiration Date	Number of Contracts	Contract Amount	Current Amount	Unrealized (Appreciation) Depreciation
LONG POSITIONS
90 DAY EURO DOLLAR	March 2015	6	$1,477,350	$1,489,950	$12,600
90 DAY EURO DOLLAR	June 2015	6	1,473,482	1,488,600	15,118
					27,718
SHORT POSITIONS
AUSTRALIAN 10YR BOND	September 2012	(5)	(661,989)	(660,507)	1,482
EURO-BUND 10YR FUT	September 2012	(5)	(892,517)	(889,399)	3,118
EURO-SCHATZ 10YR FUT	September 2012	(19)	(2,589,565)	(2,593,640)	(4,075)
LONG 10YR GILT FUT	September 2012	(5)	(927,904)	(955,442)	(27,538)
U.S LONG TREASURY BOND	September 2012	(8)	(1,064,117)	(1,077,250)	(13,133)
U.S. LONG TREASURY BOND	September 2012	(9)	(1,487,672)	(1,552,500)	(64,828)
					(104,974)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$(77,256)

At July 31, 2012, the Wilmington Multi-Manager Real Asset Fund had open interest rate swap contracts as follows:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC#	1/02/15	$10,900,000	8.63%	Brazilian interbank lending rate	$38,804	$52,343	$(13,539)
HSBC Bank USA, NA#	1/02/14	4,000,000	9.49	Brazilian Interbank lending rate	43,072	2,819	40,253

					$81,876	$55,162	$26,714

At July 31, 2012, the Wilmington Multi-Manager Real Asset Fund had open credit default swap contracts as follows:

Counterparty	Termination Date	Notional Amount(a)	Fixed Rate	Reference Equity/Obligation	Fair Value(b)	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.##	12/20/15	$200,000	5.00%	Dow Jones CDX EM14 Index	$18,066	$19,970	$(1,904)
JPMorgan Chase Bank##	12/20/15	100,000	5.00	Dow Jones CDX EM14 Index	9,033	9,905	(872)
Barclays Bank PLC##	6/20/16	300,000	5.00	Dow Jones CDX EM15 Index	29,770	32,062	(2,292)

					$56,869	$61,937	$(5,068)

Counterparty	Termination Date	Notional Amount(a)	Fixed Rate	Reference Equity/Obligation	Implied Credit Spread at July 31, 2012(c)	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG##	6/20/15	$1,000,000	1.00%	United Kingdom of Great Britain	0.500%	$24,098	$7,885	$16,213
Royal Bank of Scotland PLC##	6/20/15	500,000	1.00	Federal Republic of Brazil	1.200%	1,589	(2,279)	3,868
Goldman Sachs International##	12/20/15	400,000	1.00	Japan Govt-55, 2.00%, due 03/21/22	1.200%	5,805	6,283	(478)
Credit Suisse International##	12/20/15	600,000	1.00	United Kingdom Treasury, 4.25%, due 06/07/32	0.600%	15,432	9,959	5,473

						$46,924	$21,848	$25,076

NET UNREALIZED APPRECIATION (DEPRECIATION) ON CREDIT DEFAULT SWAP CONTRACTS						$103,793	$83,785	$20,008

#	Portfolio pays the floating rate and receives the fixed rate.
##	The Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(a)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(c)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of July 31, 2012 categorized by risk exposure:

Derivative Fair Value
Credit contracts	$20,008
Foreign exchange contracts	(72,240)
Interest rate contracts	(268,967)

Total	$(321,199)

Wilmington Strategic

Allocation Conservative Fund

PORTFOLIO OF INVESTMENTS

July 31, 2012 (unaudited)

Description	Number of Shares	Value
INVESTMENT COMPANIES - 98.9%

ASSET ALLOCATION FUND - 5.1%
[9]Wilmington Multi-Manager Real Asset Fund	180,610	$2,629,682

DEBT FUNDS - 73.0%
Dreyfus International Bond Fund, I Shares	60,753	1,034,022
PowerShares Emerging Markets Sovereign Debt Portfolio	102,000	3,055,920
RidgeWorth Seix Floating Rate High Income Fund, I Shares	219,146	1,932,872
Vanguard High-Yield Corporate Fund	427,776	2,549,546
[9]Wilmington Intermediate-Term Bond Fund, I Shares	2,674,483	28,723,952

TOTAL DEBT FUNDS		$37,296,312

EQUITY FUNDS - 20.4%
SPDR S&P Global Natural Resources ETF	10,500	501,375
Vanguard Dividend Appreciation ETF	14,500	838,100
[9]Wilmington Large-Cap Strategy Fund, I Shares	430,895	5,412,044
[9]Wilmington Multi-Manager International Fund, I Shares	525,301	3,272,626
[9]Wilmington Small-Cap Strategy Fund, I Shares	36,169	369,646

TOTAL EQUITY FUNDS		$10,393,791

MONEY MARKET FUND - 0.4%
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.09%	182,781	182,781

TOTAL INVESTMENT COMPANIES (COST $45,764,648)		$50,502,566

TOTAL INVESTMENTS - 98.9% (COST $45,764,648)		$50,502,566
OTHER ASSETS LESS LIABILITIES - 1.1%		556,427

TOTAL NET ASSETS - 100.0%		$51,058,993

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/(depreciation) of investments was $4,737,918. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $4,773,224 and net unrealized depreciation from investments for those securities having an excess of cost over value of $35,306.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$50,502,566	$—	$—	$50,502,566

Total	$50,502,566	$—	$—	$50,502,566

Wilmington Strategic Allocation

Moderate Fund

PORTFOLIO OF INVESTMENTS

July 31, 2012 (unaudited)

Description	Number of Shares	Value
INVESTMENT COMPANIES - 77.1%
ASSET ALLOCATION FUND - 3.3%
[9]Wilmington Multi-Manager Real Asset Fund	145,832	$2,123,312
DEBT FUNDS - 19.5%
Artio Global High Income Fund LLC	201,935	1,944,631
Dreyfus International Bond Fund	75,922	1,292,198
Federated Ultrashort Bond Fund	413,983	3,812,786
MFS Emerging Markets Debt Fund	185,460	2,913,582
RidgeWorth Seix Floating Rate High Income Fund	291,392	2,570,077

TOTAL DEBT FUNDS		$12,533,274
EQUITY FUNDS - 54.3%
Alpine International Real Estate Equity Fund	32,231	633,343
Guinness Atkinson Funds - China & Hong Kong Fund	19,828	521,881
Guinness Atkinson Funds - Global Energy Fund	45,828	1,165,397
Harbor International Fund	43,480	2,447,075
[12]iShares High Dividend Equity Fund	30,300	1,857,693
Lazard Emerging Markets Equity Portfolio	110,638	2,044,591
Litman Gregory Masters International Fund	60,140	776,411
LSV Value Equity Fund	194,185	2,741,897
MainStay Epoch Global Equity Yield Fund	132,536	2,117,929
*Morgan Stanley Focus Growth Fund	76,856	2,872,872
RS Global Natural Resources Fund	48,447	1,732,957
SPDR S&P Dividend ETF	30,940	1,748,110
TIAA-CREF Institutional Mid-Cap Value Fund	50,418	884,337
[9]Wilmington Large-Cap Growth Fund	394,891	3,332,881
[9]Wilmington Large-Cap Value Fund	160,032	1,582,722
*,9Wilmington Mid-Cap Growth Fund	200,777	2,808,874
[9]Wilmington Multi-Manager International Fund	623,127	3,882,083
*,9Wilmington Small-Cap Growth Fund	110,991	1,756,987

TOTAL EQUITY FUNDS		$34,908,040

TOTAL INVESTMENT COMPANIES (COST $45,140,632)		$49,564,626
	Par Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 0.0%**
Series 1988-23, Class C, 9.75%, 9/25/18	2,469	2,800
WHOLE LOAN - 0.2%
[1]Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 2.97%, 2/25/34	77,963	70,276
[1]Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 5.07%, 11/25/35	57,435	42,633
Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A8, 4.75%, 11/25/18	1,890	1,887

TOTAL WHOLE LOAN		114,796

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $139,227)		$117,596
CORPORATE BONDS - 8.3%
AGRICULTURE - 0.4%
Archer-Daniels-Midland Co., Sr. Unsecured, 5.94%, 10/01/32	200,000	257,191
BANKS - 1.5%
Capital One Financial Corp., Sr. Unsecured, 2.15%, 3/23/15	130,000	132,196
Capital One Financial Corp., Sr. Unsecured, 7.38%, 5/23/14	100,000	110,552
Fifth Third Bancorp, Sr. Unsecured, 6.25%, 5/01/13	100,000	104,040
Goldman Sachs Group, Inc., Sr. Notes, 3.30%, 5/03/15	100,000	101,935
JPMorgan Chase & Co., Sr. Unsecured, 3.40%, 6/24/15	100,000	105,067
JPMorgan Chase & Co., Sr. Unsecured, MTN, 2.05%, 1/24/14	100,000	101,632
KeyCorp, Sr. Unsecured, MTN, 6.50%, 5/14/13	100,000	104,386
PNC Funding Corp., Bank Guaranteed, 4.25%, 9/21/15	75,000	82,265
[1]SunTrust Capital III, Limited Guarantee, 1.12%, 3/15/28	152,000	110,301

TOTAL BANKS		952,374
BEVERAGES - 0.3%
Anheuser-Busch Cos. LLC, Company Guaranteed, 5.05%, 10/15/16	130,000	149,328
Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed, 3.75%, 7/15/42	20,000	21,339

TOTAL BEVERAGES		170,667
BIOTECHNOLOGY - 0.1%
Gilead Sciences, Inc., Sr. Unsecured, 4.40%, 12/01/21	60,000	68,444
CHEMICALS - 0.2%
Dow Chemical Co., Sr. Unsecured, 7.60%, 5/15/14	140,000	155,884
COMPUTERS - 0.5%
Dell, Inc., Sr. Unsecured, 2.30%, 9/10/15	200,000	207,554
Hewlett-Packard Co., Sr. Unsecured, 4.75%, 6/02/14	80,000	84,554

TOTAL COMPUTERS		292,108
DIVERSIFIED FINANCIAL SERVICES - 1.3%
American Express Credit Corp., Sr. Unsecured, 5.13%, 8/25/14	100,000	109,154
BlackRock, Inc., Sr. Unsecured, 3.38%, 6/01/22	38,000	39,895
Caterpillar Financial Services Corp., Sr. Unsecured, MTN, 1.38%, 5/20/14	200,000	203,160
Citigroup, Inc., Sr. Unsecured, 6.00%, 8/15/17	200,000	226,860
[6,7]FMR LLC, Sr. Unsecured, 6.45%, 11/15/39	100,000	119,212
General Electric Capital Corp., Sr. Unsecured, MTN, 2.30%, 4/27/17	130,000	133,243

TOTAL DIVERSIFIED FINANCIAL SERVICES		831,524
ELECTRIC - 0.1%
UIL Holdings Corp., Sr. Unsecured, 4.63%, 10/01/20	70,000	74,861
ELECTRONICS - 0.2%
Thermo Fisher Scientific, Inc., Sr. Unsecured, 3.25%, 11/20/14	150,000	158,445
FOOD - 0.2%
Kroger Co., Company Guaranteed, 3.90%, 10/01/15	100,000	108,735
HOME FURNISHINGS - 0.1%
Whirlpool Corp., Sr. Unsecured, 4.70%, 6/01/22	65,000	66,690
INSURANCE - 0.1%
WR Berkley Corp., Sr. Unsecured, 4.63%, 3/15/22	60,000	63,063
INTERNET - 0.1%
Symantec Corp., Sr. Unsecured, 2.75%, 6/15/17	90,000	91,626
MEDIA - 0.4%
CBS Corp., Company Guaranteed, 1.95%, 7/01/17	40,000	40,876
Comcast Corp., Company Guaranteed, 4.65%, 7/15/42	60,000	65,925
Comcast Corp., Company Guaranteed, 3.13%, 7/15/22	60,000	63,043
Discovery Communications LLC, Company Guaranteed, 3.30%, 5/15/22	38,000	39,678
Viacom, Inc., Sr. Unsecured, 2.50%, 12/15/16	60,000	62,729

TOTAL MEDIA		272,251
METALS & MINING - 0.1%
Rio Tinto Finance USA Ltd., Company Guaranteed, 9.00%, 5/01/19	60,000	83,742
OFFICE/BUSINESS EQUIPMENT - 0.2%
Xerox Corp., Sr. Unsecured, 5.63%, 12/15/19	100,000	111,222
OIL & GAS - 0.3%
Apache Corp., Sr. Unsecured, 3.25%, 4/15/22	135,000	146,885
Devon Energy Corp., Sr. Unsecured, 4.75%, 5/15/42	40,000	45,303

TOTAL OIL & GAS		192,188

REAL ESTATE INVESTMENT TRUSTS (REIT) - 1.3%
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 5.70%, 3/15/17	100,000	116,736
Boston Properties LP, Sr. Unsecured, 5.88%, 10/15/19	100,000	117,773
Commonwealth REIT, Sr. Unsecured, 6.65%, 1/15/18	100,000	109,288
Digital Realty Trust LP, Company Guaranteed, 5.88%, 2/01/20	100,000	112,657
HCP, Inc., Sr. Unsecured, 5.38%, 2/01/21	100,000	116,327
Health Care REIT, Inc., Sr. Unsecured, 4.70%, 9/15/17	100,000	108,167
Simon Property Group LP, Sr. Unsecured, 5.65%, 2/01/20	100,000	119,946

TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		800,894
RETAIL - 0.6%
CVS Caremark Corp., Sr. Unsecured, 5.75%, 6/01/17	100,000	119,828
Target Corp., Sr. Unsecured, 2.90%, 1/15/22	160,000	169,598
Yum! Brands, Inc., Sr. Unsecured, 5.30%, 9/15/19	100,000	116,793

TOTAL RETAIL		406,219
TELECOMMUNICATIONS - 0.2%
Corning, Inc., Sr. Unsecured, 4.75%, 3/15/42	120,000	132,301
TRANSPORTATION - 0.1%
FedEx Corp., Company Guaranteed, 3.88%, 8/01/42	30,000	29,844

TOTAL CORPORATE BONDS (COST $4,996,529)		$5,320,273
ENHANCED EQUIPMENT TRUST CERTIFICATES - 0.2%
AIRLINES - 0.2%
Continental Airlines, Inc., Series A, Pass-Through Certificates, 7.25%, 11/10/19	72,140	82,284
Delta Air Lines, Inc., Series 071A, Pass-Through Certificates, 6.82%, 8/10/22	58,635	63,582

TOTAL AIRLINES		145,866

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $130,597)		$145,866
MORTGAGE-BACKED SECURITIES - 6.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 2.0%
Pool A15865, 5.50%, 11/01/33	138,359	152,188
Pool A19412, 5.00%, 3/01/34	273,078	296,333
Pool C00478, 8.50%, 9/01/26	3,363	3,951
Pool C03517, 4.50%, 9/01/40	106,687	114,886
Pool G05774, 5.00%, 1/01/40	662,414	717,994

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		1,285,352
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 3.8%
Pool 533246, 7.50%, 4/01/30	33,204	38,548
Pool 889982, 5.50%, 11/01/38	402,023	441,346
Pool 932752, 5.00%, 4/01/40	114,917	125,355
Pool AA7692, 4.50%, 6/01/39	224,888	243,529
Pool AB3417, 4.00%, 8/01/41	651,077	701,077
Pool AB4089, 3.00%, 12/01/26	291,333	307,463
Pool AJ4050, 4.00%, 10/01/41	282,165	303,834
Pool MA0563, 4.00%, 11/01/30	227,586	246,699

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		2,407,851
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.2%
Pool 354677, 7.50%, 10/15/23	32,704	37,858
Pool 354765, 7.00%, 2/15/24	41,290	47,538
Pool 354827, 7.00%, 5/15/24	42,803	49,280

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		134,676

TOTAL MORTGAGE-BACKED SECURITIES (COST $3,680,681)		$3,827,879
U.S. TREASURY - 5.6%
U.S. TREASURY BONDS - 1.3%
4.75%, 2/15/37	96,000	138,330
4.38%, 5/15/40	500,000	691,094

TOTAL U.S. TREASURY BONDS		$829,424
U.S. TREASURY INFLATION INDEXED NOTE - 1.3%
1.13%, 1/15/21	680,000	835,164
U.S. TREASURY NOTES - 3.0%
4.00%, 2/15/14	40,000	42,316
2.13%, 5/31/15	335,000	352,430
4.50%, 2/15/16	200,000	229,031
0.88%, 1/31/17	150,000	152,367
4.50%, 5/15/17	200,000	237,031
1.50%, 3/31/19	400,000	415,250
3.50%, 5/15/20	200,000	236,063
2.00%, 11/15/21	200,000	210,594
2.00%, 2/15/22	50,000	52,531

TOTAL U.S. TREASURY NOTES		$1,927,613

TOTAL U.S. TREASURY (COST $3,117,692)		$3,592,201
MONEY MARKET FUNDS - 2.8%
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.09%	248,646	248,646
[8,9]Wilmington Prime Money Market Fund, Select Shares, 0.03%	1,544,497	1,544,497

TOTAL MONEY MARKET FUNDS (COST $1,793,143)		$1,793,143

TOTAL INVESTMENTS IN SECURITIES - 100.2% (COST $58,998,501)		$64,361,584
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 1.2%
REPURCHASE AGREEMENT - 1.2%
Goldman Sachs & Co., 0.18%, dated 7/31/12, due 8/01/12, repurchase price $783,258, collateralized by U.S. Government Securities 3.50% to 5.30%, maturing 2/01/18 to 7/01/42; total market value of $798,919.	783,254	783,254

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $783,254)		$783,254

TOTAL INVESTMENTS - 101.4% (COST $59,781,755)		$65,144,838
COLLATERAL FOR SECURITIES ON LOAN - (1.2%)		(783,254)
OTHER LIABILITIES LESS ASSETS - (0.2%)		(108,477)

TOTAL NET ASSETS - 100.0%		$64,253,107

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/(depreciation) of investments was $5,363,083. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $6,288,494 and net unrealized depreciation from investments for those securities having an excess of cost over value of $925,411.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$117,596	$—	$117,596
Corporate Bonds	—	5,320,273	—	5,320,273
Enhanced Equipment Trust Certificates	—	145,866	—	145,866
Investment Companies	49,564,626	—	—	49,564,626
Mortgage-Backed Securities	—	3,827,879	—	3,827,879
U.S. Treasury	—	3,592,201	—	3,592,201
Money Market Funds	1,793,143	—	—	1,793,143
Repurchase Agreement	—	783,254	—	783,254

Total	$51,357,769	$13,787,069	$—	$65,144,838

Wilmington Strategic

Allocation Aggressive Fund

PORTFOLIO OF INVESTMENTS

July 31, 2012 (unaudited)

Description	Number of Shares	Value
INVESTMENT COMPANIES - 100.1%

ASSET ALLOCATION FUND - 5.2%
[9]Wilmington Multi-Manager Real Asset Fund	137,530	$2,002,439

DEBT FUND - 5.3%
Vanguard High-Yield Corporate Fund	344,379	2,052,501

EQUITY FUNDS - 88.4%
SPDR S&P Global Natural Resources ETF	35,000	1,671,250
Vanguard Dividend Appreciation ETF	45,000	2,601,000
[9]Wilmington Large-Cap Strategy Fund, I Shares	1,440,811	18,096,591
[9]Wilmington Multi-Manager International Fund, I Shares	1,755,562	10,937,152
[9]Wilmington Small-Cap Strategy Fund, I Shares	75,983	776,543

TOTAL EQUITY FUNDS		$34,082,536

MONEY MARKET FUND - 1.2%
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.09%	460,567	460,567

TOTAL INVESTMENTS COMPANIES (COST $30,679,366)		$38,598,043

TOTAL INVESTMENTS - 100.1% (COST $30,679,366)		$38,598,043
OTHER LIABILITIES LESS ASSETS - (0.1%)		(56,405)

TOTAL NET ASSETS - 100.0%		$38,541,638

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/(depreciation) of investments was $7,918,677. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $8,041,902 and net unrealized depreciation from investments for those securities having an excess of cost over value of $123,225.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$38,598,043	$—	$—	$38,598,043

Total	$38,598,043	$—	$—	$38,598,043

NOTES TO PORTFOLIOS OF INVESTMENTS

(1)	Floating rate note with current rate and stated maturity date shown.
(2)	Zero coupon security. The rate shown reflects the effective yield at purchase date.
(6)	Denotes a restricted security, or a portion thereof, that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2012, these liquid restricted securities were as follows:

Fund	Amount	Percentage of Total Net Assets
Wilmington Multi-Manager International Fund	$2,348,210	0.6%
Wilmington Rock Maple Alternatives Fund	491,150	1.7%
Wilmington Multi-Manager Real Asset Fund	4,150,460	1.1%
Wilmington Strategic Allocation Moderate Fund	119,212	0.2%

(7)	Denotes a restricted security, or a portion thereof, that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2012, these restricted securities were as follows:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
Wilmington Multi-Manager International Fund
Aditya Birla Nuvo Ltd.	06/16/2010	26,604	22,579
Axis Bank Ltd.	03/19/2010	70,031	51,709
Axis Bank Ltd.	01/13/2011	29,199	18,735
Axis Bank Ltd.	03/27/2012	43,358	35,597
Colgate-Palmolive India Ltd.	04/01/2008	6,880	14,568
Colgate-Palmolive India Ltd.	01/13/2011	34,092	37,460
Container Corp. of India	02/08/2010	29,219	18,672
Container Corp. of India	01/13/2011	38,773	23,764
FPT Corp.	10/13/2010	60,895	46,534
FPT Corp.	01/13/2011	38,488	36,888
HDFC Bank Ltd.	12/20/2010	121,868	134,699
HDFC Bank Ltd.	01/13/2011	54,119	58,083
HDFC Bank Ltd.	03/27/2012	43,653	44,883
Jaiprakash Associates Ltd.	06/21/2010	34,593	15,694
Jaiprakash Associates Ltd.	01/13/2011	36,608	22,420
Kinh Do Corp.	10/14/2010	60,400	39,928
NTPC Ltd.	10/12/2009	102,375	63,998
NTPC Ltd.	01/13/2011	52,888	35,001
NTPC Ltd.	03/27/2012	63,330	54,281
Petrovietnam Fertilizer & Chemicals JSC	03/27/2012	37,753	43,204
Pha Lai Thermal Power JSC	10/13/2010	35,986	27,542
Piramal Healthcare Ltd.	04/08/2008	37,998	41,841
Reliance Industries Ltd. GDR	07/03/2007	303,953	191,332
Reliance Industries Ltd. GDR	01/13/2011	76,929	45,460
Reliance Industries Ltd. GDR	01/20/2012	42,433	36,261
Reliance Industries Ltd. GDR	03/27/2012	82,122	76,212
Reliance Industries Ltd. GDR	04/02/2012	41,493	37,437
Samsung Electronics Co. Ltd. GDR	10/28/2005	1,832	4,020
Samsung Electronics Co. Ltd. GDR	10/28/2008	13,862	51,687
Samsung Electronics Co. Ltd. GDR	11/04/2008	6,765	19,526
Samsung Electronics Co. Ltd. GDR	04/17/2009	40,650	102,799
Samsung Electronics Co. Ltd. GDR	05/01/2009	81,759	205,598
Samsung Electronics Co. Ltd. GDR	09/13/2011	21,736	36,181
Samsung Electronics Co. Ltd. GDR	09/20/2011	59,455	95,907
Samsung Electronics Co. Ltd. GDR	10/24/2011	21,816	30,438
Samsung Electronics Co. Ltd. GDR	05/03/2012	26,761	24,695
Samsung Electronics Co. Ltd. GDR	05/04/2012	16,812	16,080
Spark Infrastructure Group	06/05/2012	11,254	13,173
Spark Infrastructure Group	06/21/2012	4,646	5,337
Steel Authority of India Ltd.	04/16/2009	20,302	14,028
Steel Authority of India Ltd.	03/27/2012	44,175	36,351
Sun Pharmaceutical Industries Ltd.	02/08/2010	77,517	140,926
Tata Consultancy Services Ltd.	08/14/2009	62,871	130,499
Tata Steel Ltd.	09/21/2011	45,297	35,372
Unitech Ltd.	07/08/2010	16,170	3,968
Unitech Ltd.	01/13/2011	47,365	14,004
Vingroup JSC	10/13/2010	24,321	34,116
Vingroup JSC	10/14/2010	42,948	58,723
			2,348,210	0.6%

Wilmington Rock Maple Alternatives Fund
ServiceMaster Co.	01/13/2012	375,135	372,020
ServiceMaster Co.	03/22/2012	67,760	66,880
ServiceMaster Co.	04/04/2012	52,813	52,250
			491,150	1.7%
Wilmington Multi-Manager Real Asset Fund
Banco Santander Brazil SA	03/17/2011	500,000	482,688
Dexia Credit Local SA	03/02/2010	1,700,000	1,655,558
International Lease Finance Corp.	08/11/2010	100,000	113,469
Metropolitan Life Global Funding I	01/05/2011	1,500,000	1,498,598
SLM Student Loan Trust	07/13/2010	22,742	22,811
Venture CDO Ltd	08/02/2010	358,224	377,336
			4,150,460	1.1%
Wilmington Strategic Allocation Moderate Fund
FMR LLC	06/28/2010	119,212	119,212	0.2%

(8)	7-Day net yield.
(9)	Affiliated company. See Note 3 in Notes to Portfolio of Investments.
(10)	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolio of Investments. At July 31, 2012, the value of these securities amounted to:

Fund	Amount	Percentage of Total Net Assets
Wilmington Multi-Manager International Fund	$280,033,582	76.3%
Wilmington Rock Maple Alternatives Fund	2,422,676	8.5%
Wilmington Multi-Manager Real Assets Fund	53,080,116	14.3%

(12)	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolio of Investments.
(15)	All or a portion of this security is segregated as collateral in connection with the fund’s short positions and options carried by the funds. The total value of all securities segregated at July 31, 2012 was:

Fund	Amount
Wilmington Rock Maple Alternatives Fund	$6,274,587

(16)	While the Fund’s position in this security is long, the investment provides short exposure to the market.
*	Non-income producing security.
**	Represents less than 0.05%.

The following acronyms are used throughout this report:

ADR	-	American Depositary Receipt
CPI	-	Consumer Price Index
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
LLC	-	Limited Liability Corporation
LP	-	Limited Partnership
MFA	-	Mortgage Finance Authority
MTN	-	Medium Term Note
PCL	-	Public Company Limited
SPDR	-	Standard & Poor’s Depository Receipts
TIPS	-	Treasury Inflation Protected Security

Currency Code	Currency
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South African Rand

Wilmington Broad Market Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2012 (unaudited)

Description	Par Value	Value
ASSET-BACKED SECURITIES - 1.2%
FINANCIAL SERVICES - 1.0%
[14]Hyundai Auto Receivables Trust, Series 2011-A, Class A2, 0.69%, 11/15/13	$247,501	$247,730
[6,7]LA Arena Funding LLC, Series 1999-1, Class A, 7.66%, 12/15/26	1,273,714	1,413,357
[14]Nissan Auto Lease Trust, Series 2011-A, Class A2A, 0.70%, 1/15/14	1,309,002	1,313,603

TOTAL FINANCIAL SERVICES		$2,974,690
WHOLE LOAN - 0.2%
[1,6,7],14SLM Student Loan Trust, Series 2011-A, Class A1, 1.25%, 10/15/24	584,001	585,259

TOTAL ASSET-BACKED SECURITIES (COST $3,414,188)		$3,559,949
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.0%
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) - 1.4%
[6,7]American Tower Trust, Series 2007-1A, Class AFX, 5.42%, 4/15/37	1,000,000	1,066,385
[14]Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.63%, 4/10/49	606,043	620,854
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A2, 5.61%, 5/12/39	948,463	972,507
Morgan Stanley Capital I, Series 2004-IQ7, Class A4, 5.40%, 6/15/38	1,000,000	1,056,620
[14]Morgan Stanley Capital I, Series 2005-T19, Class AAB, 4.85%, 6/12/47	437,277	447,340

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)		$4,163,706
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 0.1%
Series 1988-23, Class C, 9.75%, 9/25/18	7,406	8,399
Series 2005-29, Class WC, 4.75%, 4/25/35	112,694	123,008

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$131,407
WHOLE LOAN - 1.5%
[1,14]Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 2.97%, 2/25/34	387,030	348,870
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.50%, 6/25/19	1,416,096	1,425,558
[1]Indymac INDA Mortgage Loan Trust Series 2005-AR1, Class 2A1, 5.07%, 11/25/35	1,148,693	852,663
Morgan Stanley Mortgage Loan Trust Series 2004-1, Class 1A8, 4.75%, 11/25/18	8,315	8,303
WaMu Mortgage Pass-Through Certificates, Series 2004-CB1, Class 1A, 5.25%, 6/25/19	1,758,574	1,788,668

TOTAL WHOLE LOAN		$4,424,062

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $8,828,651)		$8,719,175
[4] COMMERCIAL PAPER - 3.7%
COMPUTERS - 1.0%
[6,7]Hewlett Packard Co., 0.40%, 8/01/12	3,000,000	2,999,967
ELECTRIC - 1.0%
[6,7]Pacific Gas & Electric Co., 0.35%, 8/03/12	3,000,000	2,999,914
FOOD - 1.0%
[6,7]Campbell Soup Co., 0.19%, 8/03/12	3,000,000	2,999,952
OIL & GAS - 0.7%
[6,7]Devon Energy Corp., 0.31%, 8/13/12	2,000,000	1,999,776

TOTAL COMMERCIAL PAPER (COST $10,999,704)		$10,999,609
CORPORATE BONDS - 53.2%
AEROSPACE & DEFENSE - 0.4%
L-3 Communications Corp., Company Guaranteed, 4.75%, 7/15/20	1,000,000	1,091,736
AUTO MANUFACTURERS - 0.3%
[6,7]Daimler Finance North America LLC, Company Guaranteed, 3.88%, 9/15/21	250,000	272,919
Toyota Motor Credit Corp., Sr. Unsecured, MTN, 1.00%, 2/17/15	250,000	252,559
Toyota Motor Credit Corp., Sr. Unsecured, MTN, 2.05%, 1/12/17	300,000	311,755

TOTAL AUTO MANUFACTURERS		$837,233
AUTO PARTS & EQUIPMENT - 0.2%
Delphi Corp., Company Guaranteed, 5.88%, 5/15/19	125,000	133,906
Delphi Corp., Company Guaranteed, 6.13%, 5/15/21	50,000	54,813
Johnson Controls, Inc., Sr. Unsecured, 1.75%, 3/01/14	250,000	255,477

TOTAL AUTO PARTS & EQUIPMENT		$444,196
BANKS - 8.2%
Bank of America Corp., Sr. Unsecured, 6.50%, 8/01/16	1,250,000	1,416,011
Bank of Montreal, Sr. Unsecured, MTN, 2.50%, 1/11/17	1,250,000	1,315,265
Bank of New York Mellon Corp., Sr. Unsecured, MTN, 2.30%, 7/28/16	1,000,000	1,035,674
14BB&T Corp., Subordinated, 4.75%, 10/01/12	500,000	502,349
BB&T Corp., Sr. Unsecured, MTN, 3.20%, 3/15/16	700,000	746,203
BB&T Corp., Sr. Unsecured, 6.85%, 4/30/19	905,000	1,146,805
[6,7]BNY Institutional Capital Trust A, Limited Guarantee, 7.78%, 12/01/26	1,500,000	1,513,125
Capital One Financial Corp., Sr. Unsecured, 7.38%, 5/23/14	250,000	276,379
[14]Citigroup, Inc., Sr. Unsecured, 5.50%, 4/11/13	1,000,000	1,029,067
[1,14]Citigroup, Inc., Sr. Unsecured, 0.59%, 3/07/14	275,000	268,368
Citigroup, Inc., Sr. Unsecured, 5.50%, 10/15/14	500,000	535,682
Citigroup, Inc., Sr. Unsecured, 4.45%, 1/10/17	250,000	267,612
Citigroup, Inc., Sr. Unsecured, 6.13%, 5/15/18	275,000	314,772
Comerica, Inc., Sr. Unsecured, 3.00%, 9/16/15	1,300,000	1,359,425
Fifth Third Bancorp, Sr. Unsecured, 6.25%, 5/01/13	1,200,000	1,248,482
Fifth Third Bancorp, Sr. Unsecured, 3.50%, 3/15/22	500,000	518,115
Goldman Sachs Group, Inc., Sr. Notes, 3.30%, 5/03/15	1,000,000	1,019,352
JPMorgan Chase & Co., Sr. Unsecured, 4.65%, 6/01/14	500,000	531,348
JPMorgan Chase & Co., Sr. Unsecured, 2.60%, 1/15/16	500,000	515,846
JPMorgan Chase & Co., Sr. Unsecured, 6.00%, 1/15/18	150,000	176,829
JPMorgan Chase & Co., Sr. Notes, 4.63%, 5/10/21	100,000	111,644
[1,14]JPMorgan Chase Capital XXIII, Limited Guarantee, 1.47%, 5/15/47	1,000,000	707,644
KeyCorp, Sr. Unsecured, MTN, 6.50%, 5/14/13	1,000,000	1,043,863
[1,14]Morgan Stanley, Sr. Unsecured, 2.05%, 1/24/14	450,000	441,457
PNC Bank N.A., Subordinated, BKNT, 6.88%, 4/01/18	500,000	607,328
[1,14]PNC Funding Corp., Bank Guaranteed, 0.65%, 1/31/14	500,000	496,564
Royal Bank of Canada, Sr. Notes, MTN, 2.30%, 7/20/16	1,500,000	1,563,921
State Street Corp., Sr. Unsecured, 4.30%, 5/30/14	250,000	266,798

Toronto-Dominion Bank, Sr. Unsecured, 2.50%, 7/14/16	1,000,000	1,047,756
U.S. Bancorp, Sr. Unsecured, MTN, 2.20%, 11/15/16	500,000	523,131
Wells Fargo & Co., Sr. Unsecured, MTN, 1.25%, 2/13/15	240,000	241,240
Wells Fargo & Co., Sr. Unsecured, 3.68%, 6/15/16	500,000	542,747
Wells Fargo & Co., Sr. Unsecured, MTN, 3.50%, 3/08/22	750,000	802,811

TOTAL BANKS		$24,133,613
BEVERAGES - 0.7%
Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed, 8.20%, 1/15/39	500,000	861,452
Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed, 3.75%, 7/15/42	525,000	560,153
Coca-Cola Enterprises, Inc., Sr. Unsecured, 3.25%, 8/19/21	150,000	158,048
Dr Pepper Snapple Group, Inc., Company Guaranteed, 2.60%, 1/15/19	500,000	518,657

TOTAL BEVERAGES		$2,098,310
BIOTECHNOLOGY - 0.3%
Gilead Sciences, Inc., Sr. Unsecured, 4.40%, 12/01/21	800,000	912,592
BUILDING MATERIALS - 0.3%
Masco Corp., Sr. Unsecured, 4.80%, 6/15/15	1,000,000	1,031,209
CHEMICALS - 0.6%
Dow Chemical Co., Sr. Unsecured, 4.13%, 11/15/21	500,000	553,691
Dow Chemical Co., Sr. Unsecured, 5.25%, 11/15/41	500,000	586,914
Potash Corp. of Saskatchewan, Inc., Sr. Unsecured, 4.88%, 3/30/20	500,000	591,807

TOTAL CHEMICALS		$1,732,412
COAL - 0.2%
CONSOL Energy, Inc., Company Guaranteed, 8.00%, 4/01/17	625,000	664,063
COMMERCIAL SERVICES - 0.4%
Stanford University, 4.75%, 5/01/19	500,000	599,052
Western Union Co., Sr. Unsecured, 3.65%, 8/22/18	500,000	549,540

TOTAL COMMERCIAL SERVICES		$1,148,592
COMPUTERS - 0.7%
Dell, Inc., Sr. Unsecured, 2.30%, 9/10/15	275,000	285,386
Hewlett-Packard Co., Sr. Unsecured, 2.20%, 12/01/15	500,000	507,379
Hewlett-Packard Co., Sr. Unsecured, 3.00%, 9/15/16	500,000	516,288
Hewlett-Packard Co., Sr. Unsecured, 2.60%, 9/15/17	500,000	500,330
International Business Machines Corp., Sr. Unsecured, 1.95%, 7/22/16	275,000	287,028

TOTAL COMPUTERS		$2,096,411
DIVERSIFIED FINANCIAL SERVICES - 5.8%
American Express Co., Sr. Unsecured, 4.88%, 7/15/13	335,000	348,280
[6,7]American Honda Finance Corp., Sr. Unsecured, MTN, 4.63%, 4/02/13	500,000	513,862
[6,7],14ASIF Global Financing XIX, Sr. Secured, 4.90%, 1/17/13	1,175,000	1,189,662
BlackRock, Inc., Series 2, Sr. Unsecured, 5.00%, 12/10/19	250,000	291,148
BlackRock, Inc., Sr. Unsecured, 3.38%, 6/01/22	850,000	892,383
Charles Schwab Corp., Sr. Unsecured, MTN, 6.38%, 9/01/17	1,000,000	1,205,924
Charles Schwab Corp., Sr. Unsecured, 4.45%, 7/22/20	250,000	282,256
[6,7]FMR LLC, Sr. Unsecured, 6.45%, 11/15/39	1,000,000	1,192,121
Ford Motor Credit Co., LLC, Sr. Unsecured, 3.88%, 1/15/15	800,000	831,050
Ford Motor Credit Co., LLC, Sr. Unsecured, 7.00%, 4/15/15	250,000	278,787
Ford Motor Credit Co., LLC, Sr. Unsecured, 3.00%, 6/12/17	1,200,000	1,196,423
Ford Motor Credit Co., LLC, Sr. Unsecured, 6.63%, 8/15/17	250,000	283,994
Ford Motor Credit Co., LLC, Sr. Unsecured, 5.75%, 2/01/21	500,000	548,054
Ford Motor Credit Co., LLC, Sr. Unsecured, 5.88%, 8/02/21	1,000,000	1,105,929
[1,14]General Electric Capital Corp., Series A, Sr. Unsecured, MTNA, 0.65%, 10/06/15	200,000	193,618
General Electric Capital Corp., Sr. Unsecured, 2.90%, 1/09/17	1,000,000	1,051,192
General Electric Capital Corp., Subordinated, 5.30%, 2/11/21	250,000	287,332
[6,7]Harley-Davidson Funding Corp., Company Guaranteed, 5.75%, 12/15/14	500,000	542,622
[6,7]Hyundai Capital America, Company Guaranteed, 4.00%, 6/08/17	250,000	264,667
[6,7]Hyundai Capital Services, Inc., Sr. Unsecured, 3.50%, 9/13/17	250,000	256,044
International Lease Finance Corp., Sr. Unsecured, 5.88%, 5/01/13	1,150,000	1,184,500
John Deere Capital Corp., Sr. Unsecured, MTN, 1.40%, 3/15/17	250,000	253,957
Merrill Lynch & Co., Inc., Sr. Unsecured, 5.45%, 7/15/14	400,000	419,948
Raymond James Financial, Inc., Sr. Unsecured, 4.25%, 4/15/16	1,000,000	1,054,427
SLM Corp., Series A, Sr. Unsecured, MTN, 5.00%, 10/01/13	1,000,000	1,042,994
14TD Ameritrade Holding Corp., Company Guaranteed, 2.95%, 12/01/12	500,000	503,288

TOTAL DIVERSIFIED FINANCIAL SERVICES		$17,214,462
ELECTRIC - 4.3%
Ameren Illinois Co., Sr. Secured, 9.75%, 11/15/18	600,000	810,515
CMS Energy Corp., Sr. Unsecured, 6.55%, 7/17/17	300,000	344,250
Commonwealth Edison Co., 1st Mortgage, 1.95%, 9/01/16	1,000,000	1,037,900
Dominion Resources, Inc., Series A, Sr. Unsecured, 5.60%, 11/15/16	500,000	587,363
DTE Energy Co., Sr. Unsecured, 7.63%, 5/15/14	250,000	278,569
Duke Energy Corp., Sr. Unsecured, 6.30%, 2/01/14	714,000	772,161
Entergy Corp., Sr. Unsecured, 5.13%, 9/15/20	2,000,000	2,113,103
Exelon Generation Co., LLC, Sr. Unsecured, 5.35%, 1/15/14	2,000,000	2,123,612
Exelon Generation Co., LLC, Sr. Unsecured, 6.20%, 10/01/17	650,000	765,753
Florida Power Corp., 1st Mortgage, 3.10%, 8/15/21	500,000	530,713
Florida Power Corp., 1st Mortgage, 6.35%, 9/15/37	425,000	600,367
Oklahoma Gas & Electric Co., Sr. Secured, 6.65%, 7/15/27	565,000	765,981
Pacific Gas & Electric Co., Sr. Unsecured, 3.25%, 9/15/21	125,000	135,971
UIL Holdings Corp., Sr. Unsecured, 4.63%, 10/01/20	1,500,000	1,604,161
Wisconsin Electric Power Co., Sr. Unsecured, 2.95%, 9/15/21	250,000	268,774

TOTAL ELECTRIC		$12,739,193
ELECTRONICS - 0.2%
FLIR Systems, Inc., Sr. Unsecured, 3.75%, 9/01/16	250,000	257,948
Honeywell International, Inc., Sr. Unsecured, 5.00%, 2/15/19	250,000	300,733

TOTAL ELECTRONICS		$558,681
ENERGY EQUIPMENT & SERVICES - 0.5%
[14]National Oilwell Varco, Inc., Sr. Unsecured, 5.65%, 11/15/12	1,500,000	1,519,382
FOOD - 2.1%
General Mills, Inc., Sr. Unsecured, 5.65%, 2/15/19	750,000	917,157
HJ Heinz Co., Sr. Unsecured, 2.85%, 3/01/22	500,000	513,415

Kellogg Co., Sr. Unsecured, 1.88%, 11/17/16	1,000,000	1,024,716
[1]Kraft Foods, Inc., Sr. Unsecured, 1.33%, 7/10/13	350,000	351,426
Kraft Foods, Inc., Unsecured, 5.25%, 10/01/13	400,000	422,721
Kroger Co., Company Guaranteed, 3.90%, 10/01/15	250,000	271,837
Kroger Co., Sr. Unsecured, 2.20%, 1/15/17	250,000	254,562
Kroger Co., Company Guaranteed, 8.00%, 9/15/29	500,000	676,915
McCormick & Co., Inc., Sr. Unsecured, 5.75%, 12/15/17	500,000	605,650
McCormick & Co., Inc., Sr. Unsecured, 3.90%, 7/15/21	500,000	558,809
[6,7]WM Wrigley Jr. Co., Sr. Secured, 3.70%, 6/30/14	500,000	516,567

TOTAL FOOD		$6,113,775
HEALTHCARE PROVIDERS & SERVICES - 0.3%
Quest Diagnostics, Inc., Company Guaranteed, 4.70%, 4/01/21	500,000	574,310
UnitedHealth Group, Inc., Sr. Unsecured, 6.00%, 6/15/17	250,000	306,560

TOTAL HEALTHCARE PROVIDERS & SERVICES		$880,870
HOME BUILDERS - 0.2%
Ryland Group, Inc., Company Guaranteed, 6.63%, 5/01/20	500,000	515,000
HOME FURNISHINGS - 0.7%
Whirlpool Corp., Sr. Unsecured, 6.50%, 6/15/16	350,000	393,351
Whirlpool Corp., Sr. Unsecured, 4.70%, 6/01/22	1,500,000	1,539,000

TOTAL HOME FURNISHINGS		$1,932,351
HOUSEHOLD PRODUCTS - 0.4%
Tupperware Brands Corp., Company Guaranteed, 4.75%, 6/01/21	1,000,000	1,050,328
INSURANCE - 2.8%
CNA Financial Corp., Sr. Unsecured, 5.75%, 8/15/21	1,000,000	1,145,383
[6,7]Liberty Mutual Group, Inc., Company Guaranteed, 5.00%, 6/01/21	500,000	514,944
Lincoln National Corp., Sr. Unsecured, 4.20%, 3/15/22	1,000,000	1,038,434
MetLife, Inc., Sr. Unsecured, 5.00%, 6/15/15	400,000	442,753
MetLife, Inc., Sr. Unsecured, 4.75%, 2/08/21	500,000	569,030
[6,7],14Metropolitan Life Global Funding I, Sr. Secured, 2.50%, 1/11/13	500,000	504,909
Prudential Financial, Inc., Sr. Unsecured, MTN, 3.88%, 1/14/15	1,000,000	1,048,556
Prudential Financial, Inc., Sr. Unsecured, 6.20%, 1/15/15	500,000	553,784
Prudential Financial, Inc., Sr. Unsecured, MTN, 3.00%, 5/12/16	1,000,000	1,041,920
WR Berkley Corp., Sr. Unsecured, 7.38%, 9/15/19	280,000	336,858
WR Berkley Corp., Sr. Unsecured, 4.63%, 3/15/22	1,000,000	1,051,052

TOTAL INSURANCE		$8,247,623
INTERNET - 0.8%
eBay, Inc., Sr. Unsecured, 1.63%, 10/15/15	500,000	516,525
Symantec Corp., Sr. Unsecured, 2.75%, 6/15/17	1,860,000	1,893,601

TOTAL INTERNET		$2,410,126
IRON/STEEL - 0.3%
ArcelorMittal, Sr. Unsecured, 7.00%, 10/15/39	1,000,000	967,002
LEISURE TIME - 0.3%
[6,7]Harley-Davidson Financial Services, Inc., Company Guaranteed, 2.70%, 3/15/17	500,000	510,846
Royal Caribbean Cruises Ltd., Sr. Unsecured, 7.00%, 6/15/13	300,000	313,500

TOTAL LEISURE TIME		$824,346
MACHINERY - 0.2%
Caterpillar, Inc., Sr. Unsecured, 5.20%, 5/27/41	500,000	665,009
MEDIA - 5.5%
CBS Corp., Company Guaranteed, 1.95%, 7/01/17	750,000	766,419
CBS Corp., Company Guaranteed, 3.38%, 3/01/22	540,000	563,040
[14]Comcast Cable Communications Holdings, Inc., Company Guaranteed, 8.38%, 3/15/13	400,000	419,597
Comcast Corp., Company Guaranteed, 5.90%, 3/15/16	1,000,000	1,160,593
Comcast Corp., Company Guaranteed, 5.70%, 7/01/19	1,800,000	2,193,356
Comcast Corp., Company Guaranteed, 3.13%, 7/15/22	825,000	866,839
Comcast Corp., Company Guaranteed, 4.65%, 7/15/42	825,000	906,471
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 3.50%, 3/01/16	500,000	534,638
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 5.88%, 10/01/19	1,000,000	1,193,844
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 6.00%, 8/15/40	500,000	594,154
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 5.15%, 3/15/42	500,000	541,735
Discovery Communications LLC, Company Guaranteed, 3.30%, 5/15/22	850,000	887,537
NBCUniversal Media LLC, Sr. Unsecured, 3.65%, 4/30/15	480,000	514,269
Time Warner Cable, Inc., Company Guaranteed, 4.00%, 9/01/21	500,000	551,504
Time Warner Cable, Inc., Company Guaranteed, 5.50%, 9/01/41	500,000	589,191
Time Warner Entertainment Co., LP, Company Guaranteed, 8.38%, 3/15/23	750,000	1,045,723
Viacom, Inc., Sr. Unsecured, 4.38%, 9/15/14	350,000	376,220
Viacom, Inc., Sr. Unsecured, 5.63%, 9/15/19	1,000,000	1,206,757
Viacom, Inc., Sr. Unsecured, 3.88%, 12/15/21	850,000	937,082
Walt Disney Co., Series E, Sr. Unsecured, 4.13%, 12/01/41	250,000	289,921

TOTAL MEDIA		$16,138,890
METALS & MINING - 1.3%
Alcoa, Inc., Sr. Unsecured, 5.72%, 2/23/19	550,000	591,290
Barrick Gold Corp., Sr. Unsecured, 5.25%, 4/01/42	2,000,000	2,273,118
Rio Tinto Finance USA Ltd., Company Guaranteed, 9.00%, 5/01/19	750,000	1,046,770

TOTAL METALS & MINING		$3,911,178
MISCELLANEOUS MANUFACTURING - 1.3%
GE Capital Trust I, Limited Guarantee, 6.38%, 11/15/67	1,000,000	1,057,500
[14]General Electric Co., Sr. Unsecured, 5.00%, 2/01/13	400,000	409,290
Ingersoll-Rand Co., Series B, Company Guaranteed, MTNB, 6.02%, 2/15/28	900,000	1,058,086
Ingersoll-Rand Global Holding Co., Ltd., Company Guaranteed, 6.00%, 8/15/13	700,000	736,882
Textron, Inc., Sr. Unsecured, 6.20%, 3/15/15	500,000	550,424

TOTAL MISCELLANEOUS MANUFACTURING		$3,812,182
OFFICE/BUSINESS EQUIPMENT - 0.2%
Xerox Corp., Sr. Unsecured, 2.95%, 3/15/17	250,000	253,755
Xerox Corp., Sr. Unsecured, 4.50%, 5/15/21	250,000	261,712

TOTAL OFFICE/BUSINESS EQUIPMENT		$515,467

OIL & GAS - 4.0%
Anadarko Finance Co., Series B, Company Guaranteed, 7.50%, 5/01/31	1,000,000	1,344,882
Anadarko Petroleum Corp., Sr. Unsecured, 5.75%, 6/15/14	250,000	269,756
Apache Corp., Sr. Unsecured, 3.25%, 4/15/22	570,000	620,182
Apache Corp., Sr. Unsecured, 4.75%, 4/15/43	1,000,000	1,187,790
BP Capital Markets PLC, Company Guaranteed, 3.20%, 3/11/16	300,000	322,253
Devon Energy Corp., Sr. Unsecured, 4.75%, 5/15/42	871,000	986,481
Enterprise Products Operating LLC, Series B, Company Guaranteed, 7.03%, 1/15/68	1,000,000	1,095,000
Nabors Industries, Inc., Company Guaranteed, 4.63%, 9/15/21	500,000	537,515
[6,7]Phillips 66, Company Guaranteed, 2.95%, 5/01/17	250,000	262,487
[6,7]Phillips 66, Company Guaranteed, 4.30%, 4/01/22	500,000	548,276
[1,14]Sempra Energy, Sr. Unsecured, 1.23%, 3/15/14	1,000,000	1,001,074
Sempra Energy, Sr. Unsecured, 6.50%, 6/01/16	500,000	595,553
Shell International Finance BV, Company Guaranteed, 4.00%, 3/21/14	250,000	264,535
Sunoco, Inc., Sr. Unsecured, 9.63%, 4/15/15	550,000	647,509
Transocean, Inc., Company Guaranteed, 4.95%, 11/15/15	450,000	488,754
Transocean, Inc., Company Guaranteed, 6.00%, 3/15/18	1,000,000	1,153,077
Valero Energy Corp., Company Guaranteed, 4.75%, 4/01/14	550,000	581,272

TOTAL OIL & GAS		$11,906,396
OIL & GAS FIELD SERVICES - 0.4%
NuStar Pipeline Operating Partnership, LP, Company Guaranteed, 5.88%, 6/01/13	1,250,000	1,291,874
PHARMACEUTICALS - 0.4%
Allergan, Inc., Sr. Unsecured, 5.75%, 4/01/16	225,000	262,025
Pfizer, Inc., Sr. Unsecured, 5.35%, 3/15/15	250,000	281,113
Sanofi, Sr. Unsecured, 4.00%, 3/29/21	275,000	316,508
Teva Pharmaceutical Finance Co. BV, Company Guaranteed, 2.40%, 11/10/16	400,000	420,667

TOTAL PHARMACEUTICALS		$1,280,313
PIPELINES - 1.2%
Enterprise Products Operating LLC, Company Guaranteed, 4.05%, 2/15/22	500,000	549,621
Enterprise Products Operating LLC, Company Guaranteed, 5.70%, 2/15/42	500,000	590,568
Enterprise Products Operating LLC, Company Guaranteed, 4.85%, 8/15/42	250,000	271,075
Plains All American Pipeline LP / PAA Finance Corp., Company Guaranteed, 5.00%, 2/01/21	500,000	585,180
Plains All American Pipeline LP / PAA Finance Corp., Sr. Unsecured, 3.65%, 6/01/22	1,000,000	1,069,475
[6,7]Rockies Express Pipeline LLC, Sr. Unsecured, 5.63%, 4/15/20	500,000	475,000

TOTAL PIPELINES		$3,540,919
REAL ESTATE - 0.1%
ProLogis LP, Company Guaranteed, 4.50%, 8/15/17	250,000	268,043
REAL ESTATE INVESTMENT TRUSTS (REIT) - 2.1%
BioMed Realty LP, Company Guaranteed, 3.85%, 4/15/16	1,000,000	1,039,015
Boston Properties LP, Sr. Unsecured, 5.00%, 6/01/15	650,000	713,792
Commonwealth REIT, Sr. Unsecured, 6.65%, 1/15/18	500,000	546,439
Commonwealth REIT, Sr. Unsecured, 5.88%, 9/15/20	500,000	532,949
Digital Realty Trust LP, Company Guaranteed, 5.25%, 3/15/21	500,000	559,200
HCP, Inc., Sr. Unsecured, MTN, 6.30%, 9/15/16	500,000	573,855
Health Care REIT, Inc., Sr. Unsecured, 4.95%, 1/15/21	1,000,000	1,096,416
Health Care REIT, Inc., Sr. Unsecured, 5.25%, 1/15/22	250,000	279,774
Mack-Cali Realty LP, Sr. Unsecured, 7.75%, 8/15/19	250,000	311,480
Simon Property Group LP, Sr. Unsecured, 5.65%, 2/01/20	500,000	599,732

TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		$6,252,652
RETAIL - 1.0%
CVS Caremark Corp., Sr. Unsecured, 5.75%, 6/01/17	500,000	599,141
CVS Caremark Corp., Sr. Unsecured, 4.75%, 5/18/20	500,000	579,421
Target Corp., Sr. Unsecured, 2.90%, 1/15/22	1,400,000	1,483,985
Yum! Brands, Inc., Sr. Unsecured, 3.75%, 11/01/21	250,000	270,021

TOTAL RETAIL		$2,932,568
SEMICONDUCTORS - 0.3%
Broadcom Corp., Sr. Unsecured, 2.70%, 11/01/18	500,000	529,518
Texas Instruments, Inc., Sr. Unsecured, 2.38%, 5/16/16	250,000	264,594

TOTAL SEMICONDUCTORS		$794,112
TELECOMMUNICATIONS - 2.0%
AT&T, Inc., Sr. Unsecured, 2.95%, 5/15/16	200,000	215,243
AT&T, Inc., Sr. Unsecured, 3.88%, 8/15/21	500,000	569,864
AT&T, Inc., Sr. Unsecured, 5.55%, 8/15/41	325,000	417,456
Corning, Inc., Sr. Unsecured, 4.75%, 3/15/42	300,000	330,752
[6,7]Crown Castle Towers LLC, Sr. Secured, 4.17%, 8/15/17	2,000,000	2,130,000
Verizon Communications, Inc., Sr. Unsecured, 1.25%, 11/03/14	295,000	300,143
Verizon Communications, Inc., Sr. Unsecured, 3.00%, 4/01/16	1,000,000	1,076,011
Verizon Communications, Inc., Sr. Unsecured, 5.50%, 2/15/18	250,000	305,676
Verizon Communications, Inc., Sr. Unsecured, 4.60%, 4/01/21	500,000	596,737

TOTAL TELECOMMUNICATIONS		$5,941,882
TRANSPORTATION - 2.0%
CSX Corp., Sr. Unsecured, 7.90%, 5/01/17	1,114,000	1,404,333
CSX Corp., Sr. Unsecured, 4.75%, 5/30/42	250,000	278,916
FedEx Corp., Company Guaranteed, 3.88%, 8/01/42	715,000	711,294
Norfolk Southern Corp., Sr. Unsecured, 5.90%, 6/15/19	250,000	308,899
[14]Ryder System, Inc., Sr. Unsecured, MTN, 6.00%, 3/01/13	665,000	684,562
Ryder System, Inc., Sr. Unsecured, MTN, 3.15%, 3/02/15	300,000	312,565
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 3/01/17	500,000	506,228
Union Pacific Corp., Sr. Unsecured, 5.75%, 11/15/17	900,000	1,080,806
Union Pacific Corp., Sr. Unsecured, 4.75%, 9/15/41	500,000	575,769

TOTAL TRANSPORTATION		$5,863,372
TRUCKING AND LEASING - 0.2%
GATX Corp., Sr. Unsecured, 8.75%, 5/15/14	500,000	564,650

TOTAL CORPORATE BONDS (COST $144,940,909)		$156,843,013

ENHANCED EQUIPMENT TRUST CERTIFICATES - 0.7%
AIRLINES - 0.7%
American Airlines 2011-1, Series A, Pass-Through Certificates, 5.25%, 1/31/21	485,408	505,432
Continental Airlines, Inc., Series A, Pass-Through Certificates, 7.25%, 11/10/19	225,436	257,138
Delta Air Lines, Inc., Series A, Pass-Through Certificates, 7.75%, 12/17/19	410,645	467,365
Delta Air Lines, Inc., Series 071A, Pass-Through Certificates, 6.82%, 8/10/22	366,467	397,388
United Air Lines, Inc., Series 09-2, Pass-Through Certificates, 9.75%, 1/15/17	398,666	461,456

TOTAL AIRLINES		$2,088,779

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $1,886,623)		$2,088,779
GOVERNMENT AGENCIES - 2.5%
FEDERAL HOME LOAN BANK (FHLB) - 0.2%
5.25%, 6/18/14	175,000	191,483
5.50%, 8/13/14	500,000	553,192

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$744,675
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 0.9%
[12]1.75%, 5/30/19	2,000,000	2,072,713
2.38%, 1/13/22	125,000	131,396
4.38%, 7/17/15	500,000	559,188

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$2,763,297
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 1.4%
[12]1.38%, 11/15/16	500,000	515,508
4.88%, 12/15/16	700,000	827,087
5.00%, 5/11/17	750,000	900,128
6.25%, 5/15/29	750,000	1,103,993
[12]7.25%, 5/15/30	400,000	653,513

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$4,000,229

TOTAL GOVERNMENT AGENCIES (COST $6,665,470)		$7,508,201
MORTGAGE-BACKED SECURITIES - 22.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 14.1%
Pool A13990, 4.50%, 10/01/33	176,840	191,977
Pool A93415, 4.00%, 8/01/40	8,843,826	9,465,427
Pool A93505, 4.50%, 8/01/40	6,306,402	6,791,042
Pool A97047, 4.50%, 2/01/41	6,540,169	7,042,774
Pool B17616, 5.50%, 1/01/20	190,278	206,065
Pool C00478, 8.50%, 9/01/26	30,268	35,559
Pool C01272, 6.00%, 12/01/31	115,032	128,141
Pool C03750, 3.50%, 2/01/42	998,541	1,058,658
Pool E00530, 6.00%, 1/01/13	1,122	1,172
Pool E00560, 6.00%, 7/01/13	14,297	14,584
Pool G01625, 5.00%, 11/01/33	182,849	198,419
Pool G02296, 5.00%, 6/01/36	1,191,810	1,292,183
Pool G02390, 6.00%, 9/01/36	54,690	60,376
Pool G02976, 5.50%, 6/01/37	800,671	875,192
Pool G03703, 5.50%, 12/01/37	400,497	437,772
Pool G04776, 5.50%, 7/01/38	578,947	632,470
Pool G06222, 4.00%, 1/01/41	6,401,549	6,855,492
Pool G08097, 6.50%, 11/01/35	59,873	68,006
Pool G12709, 5.00%, 7/01/22	277,168	300,005
Pool Q01443, 4.50%, 6/01/41	5,645,683	6,079,548

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$41,734,862
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 8.2%
Pool 254007, 6.50%, 10/01/31	55,051	62,959
Pool 254759, 4.50%, 6/01/18	264,248	285,141
Pool 254833, 4.50%, 8/01/18	44,199	47,552
Pool 256515, 6.50%, 12/01/36	114,422	129,285
[14]Pool 256639, 5.00%, 2/01/27	85,018	93,298
Pool 256752, 6.00%, 6/01/27	106,632	117,945
Pool 329794, 7.00%, 2/01/26	60,726	69,450
Pool 398162, 6.50%, 1/01/28	23,271	26,599
Pool 402255, 6.50%, 12/01/27	6,301	7,159
Pool 535939, 6.00%, 5/01/16	82,006	87,734
Pool 629603, 5.50%, 2/01/17	33,749	36,881
Pool 638023, 6.50%, 4/01/32	129,982	148,897
Pool 642345, 6.50%, 5/01/32	155,481	177,815
Pool 651292, 6.50%, 7/01/32	240,200	274,554
Pool 686398, 6.00%, 3/01/33	331,372	370,101
Pool 688987, 6.00%, 5/01/33	534,786	597,289
Pool 695818, 5.00%, 4/01/18	305,304	331,144
Pool 745412, 5.50%, 12/01/35	129,679	143,173
Pool 838891, 6.00%, 7/01/35	136,875	151,674
[14]Pool 889982, 5.50%, 11/01/38	1,053,105	1,156,112
Pool 975207, 5.00%, 3/01/23	313,154	340,049
Pool AB1796, 3.50%, 11/01/40	2,629,840	2,794,479
Pool AE2520, 3.00%, 1/01/26	2,349,957	2,481,531
Pool TBA, 5.00%, 9/15/42	13,000,000	14,163,910

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$24,094,731
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.2%
Pool 2077, 7.00%, 9/20/25	24,499	28,275
Pool 354677, 7.50%, 10/15/23	52,017	60,215
Pool 354713, 7.50%, 12/15/23	32,854	38,149
Pool 354765, 7.00%, 2/15/24	72,353	83,302
Pool 354827, 7.00%, 5/15/24	71,338	82,132
Pool 360869, 7.50%, 5/15/24	31,317	36,491
Pool 361843, 7.50%, 10/15/24	55,664	64,636
Pool 373335, 7.50%, 5/15/22	24,479	28,337
Pool 385623, 7.00%, 5/15/24	67,742	77,992
Pool 503405, 6.50%, 4/15/29	94,826	109,827

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$609,356

TOTAL MORTGAGE-BACKED SECURITIES (COST $64,015,487)		$66,438,949
MUNICIPAL BOND - 0.2%
BUILD AMERICA BOND - 0.2%
[1,14]New Jersey State, EDA, Revenue Bonds, 1.47%, 6/15/13	650,000	652,230

TOTAL MUNICIPAL BOND (COST $650,000)		$652,230
U.S. TREASURY - 16.9%

INFLATION INDEXED NOTES - 1.5%
0.13%, 4/15/16	500,000	547,097
1.13%, 1/15/21	3,000,000	3,684,546
2.00%, 1/15/14	100,000	129,711

TOTAL INFLATION INDEXED NOTES		$4,361,354

U.S. TREASURY BONDS - 2.7%
3.13%, 2/15/42	1,320,000	1,476,131
5.25%, 2/15/29	500,000	720,547
5.38%, 2/15/31	600,000	894,562
6.00%, 2/15/26	1,000,000	1,493,281
6.25%, 5/15/30	500,000	806,250
6.38%, 8/15/27	450,000	706,430
7.50%, 11/15/16	300,000	389,063
8.88%, 2/15/19	1,130,000	1,708,419

TOTAL U.S. TREASURY BONDS		$8,194,683
U.S. TREASURY NOTES - 12.7%
0.88%, 1/31/17	7,000,000	7,110,469
0.88%, 2/28/17	4,000,000	4,064,375
0.88%, 4/30/17	2,000,000	2,029,688
1.00%, 3/31/17	1,500,000	1,531,406
1.25%, 9/30/15	1,000,000	1,029,219
1.25%, 1/31/19	250,000	255,898
1.38%, 2/28/19	7,000,000	7,215,469
1.75%, 7/31/15	500,000	521,563
1.75%, 5/15/22	3,380,000	3,464,500

2.00%, 11/15/21	1,210,000	1,274,092
2.00%, 2/15/22	1,500,000	1,575,938
2.13%, 8/15/21	250,000	266,680
2.25%, 1/31/15	1,000,000	1,049,531
2.25%, 3/31/16	1,250,000	1,335,547
2.25%, 7/31/18	500,000	542,656
2.50%, 4/30/15	1,000,000	1,061,094
2.63%, 7/31/14	200,000	209,531
2.63%, 11/15/20	500,000	556,484
3.13%, 5/15/19	750,000	859,687
3.63%, 2/15/20	750,000	890,742
4.00%, 8/15/18	500,000	595,781

TOTAL U.S. TREASURY NOTES		$37,440,350

TOTAL U.S. TREASURY (COST $46,268,912)		$49,996,387
REPURCHASE AGREEMENT - 0.2%
Credit Suisse First Boston LLC, 0.15%, dated 7/31/12, due 8/01/12, repurchase price $480,556, collateralized by a U.S. Treasury Security 1.00%, maturing 3/31/17; total market value of $490,936.	480,554	480,554

TOTAL REPURCHASE AGREEMENT (COST $480,554)		$480,554

TOTAL INVESTMENTS IN SECURITIES - 104.1% (COST $288,150,498)		$307,286,846

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 1.1%
REPURCHASE AGREEMENTS - 1.1%
Citigroup Global Markets, Inc., 0.18%, dated 7/31/12, due 8/01/12, repurchase price $1,000,005, collateralized by U.S. Government Securities 2.27% to 6.00%, maturing 10/01/20 to 8/01/42; total market value of $1,020,000.	1,000,000	1,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.18%, dated 7/31/12, due 8/01/12, repurchase price $1,000,005, collateralized by U.S. Government Securities 3.50% to 5.50%, maturing 4/01/27 to 7/01/42; total market value of $1,020,000.	1,000,000	1,000,000
Mizuho Securities, Inc., 0.21%, dated 7/31/12, due 8/01/12, repurchase price $1,000,006, collateralized by U.S. Government Securities 1.35% to 11.00%, maturing 10/01/14 to 10/01/47; total market value of $1,020,000.	1,000,000	1,000,000
RBC Capital Markets LLC, 0.19%, dated 7/31/12, due 8/01/12, repurchase price $143,915, collateralized by U.S. Government Securities 2.21% to 4.50%, maturing 10/01/37 to 7/01/42; total market value of $146,794.	143,914	143,914

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $3,143,914)		$3,143,914

TOTAL INVESTMENTS - 105.2% (COST $291,294,412)		$310,430,760
COLLATERAL FOR SECURITIES ON LOAN - (1.1%)		(3,143,914)
OTHER LIABILITIES LESS ASSETS - (4.1%)		(12,225,208)

TOTAL NET ASSETS - 100.0%		$295,061,638

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/(depreciation) of investments was $19,136,348. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $19,824,860 and net unrealized depreciation from investments for those securities having an excess of cost over value of $688,512.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$3,559,949	$—	$3,559,949
Collateralized Mortgage Obligations	—	8,719,175	—	8,719,175
Commercial Paper	—	10,999,609	—	10,999,609
Corporate Bonds	—	156,843,013	—	156,843,013
Enhanced Equipment Trust Certificates	—	2,088,779	—	2,088,779
Government Agencies	—	7,508,201	—	7,508,201
Mortgage-Backed Securities	—	66,438,949	—	66,438,949
Municipal Bond	—	652,230	—	652,230
U.S. Treasury	—	49,996,387	—	49,996,387
Repurchase Agreements	—	3,624,468	—	3,624,468

Total	$—	$310,430,760	$—	$310,430,760

Wilmington Intermediate-Term Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2012 (unaudited)

Description	Par Value	Value
ASSET-BACKED SECURITIES - 0.2%
WHOLE LOAN - 0.2%
[1,6,7]SLM Student Loan Trust, Series 2011-A, Class A1, 1.25%, 10/15/24	$584,001	$585,259

TOTAL ASSET-BACKED SECURITIES (COST $584,001)		$585,259
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.0%
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) - 1.2%
[6,7]American Tower Trust, Series 2007-1A, Class AFX, 5.42%, 4/15/37	1,000,000	1,066,385
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A2, 5.61%, 5/12/39	948,463	972,507
Morgan Stanley Capital I, Series 2004-IQ7, Class A4, 5.40%, 6/15/38	1,000,000	1,056,620

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)		$3,095,512
FEDERAL HOME LOAN BANK (FHLB) - 1.4%
[12]Series 1, Class , 4.88%, 5/17/17	3,000,000	3,608,917
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 0.1%
Series 2005-29, Class WC, 4.75%, 4/25/35	244,171	266,516
Series 2005-97, Class LB, 5.00%, 11/25/35	78,362	78,894

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$345,410
WHOLE LOAN - 0.3%
[1]Indymac INDA Mortgage Loan Trust Series 2005-AR1, Class 2A1, 5.07%, 11/25/35	1,148,692	852,663

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $7,734,657)		$7,902,502
CORPORATE BONDS - 50.9%
AEROSPACE & DEFENSE - 0.9%
Boeing Co., Sr. Unsecured, 5.00%, 3/15/14	950,000	1,019,730
L-3 Communications Corp., Company Guaranteed, 4.75%, 7/15/20	1,250,000	1,364,671

TOTAL AEROSPACE & DEFENSE		$2,384,401
AUTO MANUFACTURERS - 0.5%
Toyota Motor Credit Corp., Sr. Unsecured, MTN, 1.00%, 2/17/15	500,000	505,119
Toyota Motor Credit Corp., Sr. Unsecured, MTN, 2.05%, 1/12/17	700,000	727,427

TOTAL AUTO MANUFACTURERS		$1,232,546
AUTO PARTS & EQUIPMENT - 0.4%
Delphi Corp., Company Guaranteed, 5.88%, 5/15/19	125,000	133,906
Delphi Corp., Company Guaranteed, 6.13%, 5/15/21	50,000	54,812
Johnson Controls, Inc., Sr. Unsecured, 2.60%, 12/01/16	845,000	881,413

TOTAL AUTO PARTS & EQUIPMENT		$1,070,131
BANKS - 9.0%
Bank of Montreal, Sr. Unsecured, MTN, 2.50%, 1/11/17	1,500,000	1,578,318
Bank of Nova Scotia, Sr. Notes, 1.85%, 1/12/15	1,500,000	1,538,961
1BB&T Corp., Sr. Unsecured, 1.15%, 4/28/14	1,000,000	1,003,246
BB&T Corp., Sr. Unsecured, MTN, 3.20%, 3/15/16	1,000,000	1,066,005
Capital One Financial Corp., Sr. Unsecured, 2.15%, 3/23/15	1,655,000	1,682,955
[1]Citigroup, Inc., Sr. Unsecured, 0.59%, 3/07/14	500,000	487,943
Citigroup, Inc., Sr. Unsecured, 5.50%, 10/15/14	500,000	535,682
Citigroup, Inc., Sr. Unsecured, 6.13%, 5/15/18	750,000	858,469
Comerica, Inc., Sr. Unsecured, 3.00%, 9/16/15	2,000,000	2,091,423
Credit Suisse, Sr. Unsecured, 5.30%, 8/13/19	750,000	878,214
Fifth Third Bancorp, Sr. Unsecured, 3.50%, 3/15/22	1,175,000	1,217,570
Goldman Sachs Group, Inc., Sr. Notes, 3.30%, 5/03/15	255,000	259,935
Goldman Sachs Group, Inc., Series G, Sr. Unsecured, MTN, 3.70%, 8/01/15	1,400,000	1,443,638
JPMorgan Chase & Co., Sr. Unsecured, 6.00%, 1/15/18	250,000	294,715
JPMorgan Chase & Co., Sr. Notes, 4.63%, 5/10/21	300,000	334,932
1JPMorgan Chase Capital XXIII, Limited Guarantee, 1.47%, 5/15/47	1,000,000	707,644
[1]Morgan Stanley, Sr. Unsecured, 2.05%, 1/24/14	1,100,000	1,079,117
Royal Bank of Canada, Sr. Notes, MTN, 2.30%, 7/20/16	2,000,000	2,085,228
Toronto-Dominion Bank, Sr. Unsecured, 2.50%, 7/14/16	1,000,000	1,047,756
U.S. Bancorp, Sr. Unsecured, MTN, 2.20%, 11/15/16	500,000	523,131
U.S. Bank N.A., Subordinated, BKNT, 6.30%, 2/04/14	305,000	330,653
Wells Fargo & Co., Sr. Unsecured, MTN, 1.25%, 2/13/15	640,000	643,305
Wells Fargo & Co., Sr. Unsecured, MTN, 3.50%, 3/08/22	750,000	802,811
Westpac Banking Corp., Sr. Unsecured, 4.88%, 11/19/19	750,000	853,012

TOTAL BANKS		$23,344,663
BEVERAGES - 1.8%
Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed, 7.75%, 1/15/19	2,000,000	2,692,482
Coca-Cola Co., Sr. Unsecured, 1.80%, 9/01/16	2,000,000	2,081,764

TOTAL BEVERAGES		$4,774,246
BIOTECHNOLOGY - 0.6%
Amgen, Inc., Sr. Unsecured, 2.13%, 5/15/17	500,000	515,651
Gilead Sciences, Inc., Sr. Unsecured, 4.50%, 4/01/21	500,000	570,375
Gilead Sciences, Inc., Sr. Unsecured, 4.40%, 12/01/21	350,000	399,259

TOTAL BIOTECHNOLOGY		$1,485,285
CHEMICALS - 1.1%
Dow Chemical Co., Sr. Unsecured, 7.60%, 5/15/14	1,000,000	1,113,459
Dow Chemical Co., Sr. Unsecured, 4.13%, 11/15/21	500,000	553,691
Dow Chemical Co. (The), Sr. Unsecured, 2.50%, 2/15/16	1,251,000	1,302,120

TOTAL CHEMICALS		$2,969,270
COAL - 0.3%
Consol Energy, Inc., Company Guaranteed, 8.00%, 4/01/17	625,000	664,062
COMPUTERS - 0.5%
Hewlett-Packard Co., Sr. Unsecured, 2.60%, 9/15/17	500,000	500,330
International Business Machines Corp., Sr. Unsecured, 1.95%, 7/22/16	725,000	756,710

TOTAL COMPUTERS		$1,257,040
DIVERSIFIED FINANCIAL SERVICES - 4.7%
American Express Credit Corp., Sr. Unsecured, 2.80%, 9/19/16	750,000	803,948
[6,7]American Honda Finance Corp., Sr. Unsecured, MTN, 4.63%, 4/02/13	1,500,000	1,541,584
BlackRock, Inc., Series 2, Sr. Unsecured, 5.00%, 12/10/19	650,000	756,986
Caterpillar Financial Services Corp., Notes, 1.55%, 12/20/13	1,000,000	1,015,115
Charles Schwab Corp., Sr. Unsecured, MTN, 6.38%, 9/01/17	1,000,000	1,205,924
Ford Motor Credit Co., LLC, Sr. Unsecured, 3.88%, 1/15/15	1,500,000	1,558,219

Ford Motor Credit Co., LLC, Sr. Unsecured, 7.00%, 4/15/15	250,000	278,787
Ford Motor Credit Co., LLC, Sr. Unsecured, 6.63%, 8/15/17	250,000	283,994
Ford Motor Credit Co., LLC, Sr. Unsecured, 5.88%, 8/02/21	1,000,000	1,105,929
[1]General Electric Capital Corp., Series A, Sr. Unsecured, MTN, 0.65%, 10/06/15	1,000,000	968,092
General Electric Capital Corp., Sr. Unsecured, MTN, 2.30%, 4/27/17	750,000	768,711
[6,7]Hyundai Capital Services, Inc., Sr. Unsecured, 3.50%, 9/13/17	250,000	256,044
John Deere Capital Corp., Sr. Unsecured, MTN, 1.40%, 3/15/17	1,040,000	1,056,463
Merrill Lynch & Co., Inc., Sr. Unsecured, 5.45%, 7/15/14	500,000	524,935

TOTAL DIVERSIFIED FINANCIAL SERVICES		$12,124,731
ELECTRIC - 5.5%
Ameren Illinois Co., Sr. Secured, 9.75%, 11/15/18	2,775,000	3,748,631
CMS Energy Corp., Sr. Unsecured, 6.55%, 7/17/17	625,000	717,187
Commonwealth Edison Co., 1st Mortgage, 1.95%, 9/01/16	1,000,000	1,037,900
Detroit Edison Co., Series G, Sr. Secured, 5.60%, 6/15/18	950,000	1,153,354
Dominion Resources, Inc., Sr. Unsecured, 2.25%, 9/01/15	500,000	518,603
Entergy Corp., Sr. Unsecured, 4.70%, 1/15/17	1,950,000	2,093,685
Exelon Generation Co., LLC, Sr. Unsecured, 6.20%, 10/01/17	1,000,000	1,178,081
Florida Power & Light Co., 1st Mortgage, 5.55%, 11/01/17	500,000	608,455
Florida Power Corp., 1st Mortgage, 3.10%, 8/15/21	500,000	530,713
Oklahoma Gas & Electric Co., Sr. Secured, 6.65%, 7/15/27	440,000	596,517
Southern California Edison Co., Series 05-A, 1st Mortgage, 5.00%, 1/15/16	654,000	744,782
UIL Holdings Corp., Sr. Unsecured, 4.63%, 10/01/20	1,250,000	1,336,801

TOTAL ELECTRIC		$14,264,709
ELECTRONICS - 0.9%
FLIR Systems, Inc., Sr. Unsecured, 3.75%, 9/01/16	650,000	670,665
Thermo Fisher Scientific, Inc., Sr. Unsecured, 2.25%, 8/15/16	1,500,000	1,554,121

TOTAL ELECTRONICS		$2,224,786
FOOD - 1.6%
[6,7]Kraft Foods Group, Inc., Company Guaranteed, 2.25%, 6/05/17	500,000	514,707
[1]Kraft Foods, Inc., Sr. Unsecured, 1.33%, 7/10/13	1,220,000	1,224,972
Kraft Foods, Inc., Sr. Unsecured, 4.13%, 2/09/16	2,000,000	2,195,499
Kroger Co., Company Guaranteed, 3.90%, 10/01/15	250,000	271,837

TOTAL FOOD		$4,207,015
HEALTHCARE PROVIDERS & SERVICES - 0.2%
UnitedHealth Group, Inc., Sr. Unsecured, 6.00%, 6/15/17	500,000	613,120
HOME FURNISHINGS - 0.4%
Whirlpool Corp., Sr. Unsecured, 6.50%, 6/15/16	1,000,000	1,123,860
HOUSEHOLD PRODUCTS - 0.4%
Tupperware Brands Corp., Company Guaranteed, 4.75%, 6/01/21	1,000,000	1,050,328
INSURANCE - 1.3%
MetLife, Inc., Sr. Unsecured, 5.00%, 6/15/15	730,000	808,024
Prudential Financial, Inc., Sr. Unsecured, MTN, 3.88%, 1/14/15	1,700,000	1,782,545
WR Berkley Corp., Sr. Unsecured, 7.38%, 9/15/19	710,000	854,176

TOTAL INSURANCE		$3,444,745
INTERNET - 0.4%
Symantec Corp., Sr. Unsecured, 2.75%, 6/15/17	1,095,000	1,114,781
IRON/STEEL - 0.3%
[12]Cliffs Natural Resources, Inc., Sr. Unsecured, 4.88%, 4/01/21	700,000	703,055
LEISURE TIME - 0.5%
Royal Caribbean Cruises Ltd., Sr. Unsecured, 7.00%, 6/15/13	1,200,000	1,254,000
MEDIA - 3.8%
CBS Corp., Company Guaranteed, 3.38%, 3/01/22	1,485,000	1,548,361
Comcast Cable Communications Holdings, Inc., Company Guaranteed, 8.38%, 3/15/13	1,765,000	1,851,471
Comcast Corp., Company Guaranteed, 5.70%, 7/01/19	500,000	609,266
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 3.50%, 3/01/16	2,000,000	2,138,554
Discovery Communications LLC, Company Guaranteed, 3.30%, 5/15/22	875,000	913,641
NBCUniversal Media LLC, Sr. Unsecured, 3.65%, 4/30/15	1,000,000	1,071,394
Time Warner Entertainment Co., LP, Company Guaranteed, 8.38%, 3/15/23	175,000	244,002
Viacom, Inc., Sr. Unsecured, 4.38%, 9/15/14	1,555,000	1,671,490

TOTAL MEDIA		$10,048,179
METALS & MINING - 1.0%
Alcoa, Inc., Sr. Unsecured, 6.00%, 7/15/13	1,251,000	1,312,661
Alcoa, Inc., Sr. Unsecured, 5.72%, 2/23/19	1,100,000	1,182,579

TOTAL METALS & MINING		$2,495,240
MISCELLANEOUS MANUFACTURING - 2.1%
Ingersoll-Rand Co., Series B, Company Guaranteed, MTN, 6.02%, 2/15/28	2,015,000	2,368,938
Ingersoll-Rand Global Holding Co., Ltd., Company Guaranteed, 6.00%, 8/15/13	1,000,000	1,052,688
Textron, Inc., Sr. Unsecured, 6.20%, 3/15/15	1,900,000	2,091,611

TOTAL MISCELLANEOUS MANUFACTURING		$5,513,237
OIL & GAS - 4.0%
Anadarko Petroleum Corp., Sr. Unsecured, 6.38%, 9/15/17	695,000	836,151
BP Capital Markets PLC, Company Guaranteed, 1.85%, 5/05/17	525,000	539,743
BP Capital Markets PLC, Company Guaranteed, 3.25%, 5/06/22	525,000	567,130
Marathon Oil Corp., Sr. Unsecured, 6.00%, 10/01/17	1,000,000	1,190,838
Occidental Petroleum Corp., Sr. Unsecured, 1.50%, 2/15/18	500,000	509,068
[6,7]Phillips 66, Company Guaranteed, 2.95%, 5/01/17	250,000	262,487
Pioneer Natural Resources Co., Sr. Unsecured, 3.95%, 7/15/22	880,000	917,312
Sempra Energy, Sr. Unsecured, 2.30%, 4/01/17	800,000	831,842
Shell International Finance BV, Company Guaranteed, 4.00%, 3/21/14	1,000,000	1,058,141
Sunoco, Inc., Sr. Unsecured, 9.63%, 4/15/15	1,200,000	1,412,748
Total Capital SA, Company Guaranteed, 3.13%, 10/02/15	945,000	1,012,664
Transocean, Inc., Company Guaranteed, 6.00%, 3/15/18	1,050,000	1,210,731

TOTAL OIL & GAS		$10,348,855
OIL & GAS SERVICES - 0.0%**
Weatherford International Ltd., Company Guaranteed, 5.15%, 3/15/13	10,000	10,271
PHARMACEUTICALS - 1.1%
Allergan, Inc., Sr. Unsecured, 5.75%, 4/01/16	575,000	669,620
AstraZeneca PLC, Sr. Unsecured, 5.90%, 9/15/17	1,000,000	1,221,653
[6,7]Express Scripts Holding Co., Company Guaranteed, 2.10%, 2/12/15	900,000	912,719

TOTAL PHARMACEUTICALS		$2,803,992
PIPELINES - 1.2%
Enterprise Products Operating LLC, Company Guaranteed, 3.70%, 6/01/15	1,000,000	1,070,325

Enterprise Products Operating LLC, Company Guaranteed, 4.05%, 2/15/22	500,000	549,621
Kinder Morgan Energy Partners LP, Sr. Unsecured, 3.95%, 9/01/22	1,000,000	1,059,393
Plains All American Pipeline LP / PAA Finance Corp., Company Guaranteed, 5.00%, 2/01/21	500,000	585,180

TOTAL PIPELINES		$3,264,519
REAL ESTATE - 0.3%
ProLogis LP, Company Guaranteed, 4.50%, 8/15/17	750,000	804,129
REAL ESTATE INVESTMENT TRUSTS (REIT) - 0.8%
Commonwealth REIT, Sr. Unsecured, 5.88%, 9/15/20	500,000	532,949
HCP, Inc., Sr. Unsecured, MTN, 6.30%, 9/15/16	1,000,000	1,147,711
Vornado Realty LP, Sr. Unsecured, 4.25%, 4/01/15	500,000	529,660

TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		$2,210,320
SOFTWARE - 0.1%
Microsoft Corp., Sr. Unsecured, 3.00%, 10/01/20	150,000	166,760
TELECOMMUNICATIONS - 2.7%
AT&T, Inc., Sr. Unsecured, 2.95%, 5/15/16	750,000	807,160
AT&T, Inc., Sr. Unsecured, 5.63%, 6/15/16	2,000,000	2,350,857
AT&T, Inc., Sr. Unsecured, 3.88%, 8/15/21	500,000	569,864
Corning, Inc., Sr. Unsecured, 6.63%, 5/15/19	275,000	342,538
Telefonica Emisiones Sau, Company Guaranteed, 2.58%, 4/26/13	1,225,000	1,219,076
Verizon Communications, Inc., Sr. Unsecured, 1.25%, 11/03/14	760,000	773,250
Verizon Communications, Inc., Sr. Unsecured, 5.50%, 2/15/18	750,000	917,029

TOTAL TELECOMMUNICATIONS		$6,979,774
TRANSPORTATION - 2.0%
CSX Corp., Sr. Unsecured, 7.90%, 5/01/17	685,000	863,526
CSX Corp., Sr. Unsecured, 4.25%, 6/01/21	500,000	565,140
Ryder System, Inc., Sr. Unsecured, MTN, 6.00%, 3/01/13	500,000	514,708
Ryder System, Inc., Sr. Unsecured, MTN, 3.15%, 3/02/15	850,000	885,601
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 3/01/17	500,000	506,228
Union Pacific Corp., Sr. Unsecured, 5.75%, 11/15/17	1,500,000	1,801,344

TOTAL TRANSPORTATION		$5,136,547
TRUCKING AND LEASING - 0.5%
GATX Corp., Sr. Unsecured, 8.75%, 5/15/14	1,250,000	1,411,626

TOTAL CORPORATE BONDS (COST $125,206,164)		$132,500,223
ENHANCED EQUIPMENT TRUST CERTIFICATES - 0.8%
AIRLINES - 0.8%
American Airlines 2011-1, Series A, Pass-Through Certificates, 5.25%, 1/31/21	485,408	505,432
Continental Airlines, Inc., Series A, Pass-Through Certificates, 7.25%, 11/10/19	225,436	257,138
Delta Air Lines, Inc., Series A, Pass-Through Certificates, 7.75%, 12/17/19	410,644	467,365
Delta Air Lines, Inc., Series 071A, Pass-Through Certificates, 6.82%, 8/10/22	732,934	794,775

TOTAL AIRLINES		$2,024,710

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $1,844,529)		$2,024,710
GOVERNMENT AGENCIES - 13.3%
FEDERAL HOME LOAN BANK (FHLB) - 1.6%
[12]1.00%, 6/21/17	2,000,000	2,026,532
[12]5.50%, 8/13/14	2,000,000	2,212,769

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$4,239,301
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 5.6%
0.63%, 12/29/14	2,000,000	2,016,698
[12]1.75%, 5/30/19	4,000,000	4,145,425
2.38%, 1/13/22	4,000,000	4,204,657
[12]2.50%, 5/27/16	2,500,000	2,687,629
4.38%, 7/17/15	1,315,000	1,470,666

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$14,525,075
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 6.1%
[12]0.50%, 5/27/15	2,500,000	2,509,580
[12]0.63%, 10/30/14	2,000,000	2,014,556
1.25%, 9/28/16	2,000,000	2,052,300
[12]1.38%, 11/15/16	2,500,000	2,577,538
1.63%, 10/26/15	2,000,000	2,082,182
3.00%, 9/16/14	1,500,000	1,586,688
[1]3.55%, 6/10/20	1,000,000	1,100,000
5.00%, 5/11/17	1,500,000	1,800,255

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$15,723,099

TOTAL GOVERNMENT AGENCIES (COST $33,336,938)		$34,487,475
MORTGAGE-BACKED SECURITIES - 7.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 4.2%
Pool A18401, 6.00%, 2/01/34	147,084	163,570
Pool A93415, 4.00%, 8/01/40	4,344,336	4,649,683
Pool B19228, 4.50%, 4/01/20	85,082	91,405
Pool C90293, 7.50%, 9/01/19	222,253	255,984
Pool C90504, 6.50%, 12/01/21	84,070	94,911
Pool E00530, 6.00%, 1/01/13	1,857	1,940
Pool E76204, 5.50%, 4/01/14	542	562
Pool E83022, 6.00%, 4/01/16	34,441	36,843
Pool E92817, 5.00%, 12/01/17	285,759	308,054
Pool G01625, 5.00%, 11/01/33	182,848	198,419
Pool G02390, 6.00%, 9/01/36	95,708	105,657
Pool G08097, 6.50%, 11/01/35	96,890	110,051
Pool G08193, 6.00%, 4/01/37	236,837	261,311
Pool G11311, 5.00%, 10/01/17	174,970	188,621
Pool G12709, 5.00%, 7/01/22	1,803,576	1,952,184
Pool G13077, 5.50%, 4/01/23	2,390,116	2,583,940

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$11,003,135
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 2.7%
Pool 254240, 7.00%, 3/01/32	142,564	163,221
Pool 254833, 4.50%, 8/01/18	58,932	63,403
Pool 256639, 5.00%, 2/01/27	170,036	186,596
Pool 256752, 6.00%, 6/01/27	133,290	147,432
Pool 257007, 6.00%, 12/01/27	257,993	285,364
Pool 424286, 6.50%, 6/01/13	1,810	1,847
Pool 526062, 7.50%, 12/01/29	15,330	17,783
[1]Pool 612514, 2.72%, 5/01/33	104,686	110,716
Pool 619054, 5.50%, 2/01/17	121,691	132,986
Pool 629603, 5.50%, 2/01/17	56,249	61,469
Pool 688996, 8.00%, 11/01/24	16,337	18,074
Pool 745412, 5.50%, 12/01/35	130,716	144,319
Pool 832365, 5.50%, 8/01/20	1,593,426	1,736,834
Pool 838741, 5.00%, 9/01/20	1,244,944	1,354,979
Pool 839291, 5.00%, 9/01/20	19,551	21,279
Pool AE2520, 3.00%, 1/01/26	2,349,957	2,481,531

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$6,927,833
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.3%
Pool 2616, 7.00%, 7/20/28	96,677	111,984
Pool 2701, 6.50%, 1/20/29	181,519	212,570
Pool 426727, 7.00%, 2/15/29	17,695	20,545
Pool 780825, 6.50%, 7/15/28	174,869	202,532
Pool 781231, 7.00%, 12/15/30	85,535	99,418

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$647,049

TOTAL MORTGAGE-BACKED SECURITIES (COST $17,425,904)		$18,578,017
MUNICIPAL BOND - 0.6%
BUILD AMERICA BOND - 0.6%
[1]New Jersey State, EDA, Revenue Bonds, 1.47%, 6/15/13	1,500,000	1,505,145

TOTAL MUNICIPAL BOND (COST $1,500,000)		$1,505,145
U.S. TREASURY - 22.9%

INFLATION INDEXED NOTES - 1.1%
0.13%, 4/15/16	1,500,000	1,641,291
1.25%, 7/15/20	500,000	621,154
1.63%, 1/15/15	500,000	643,816

TOTAL INFLATION INDEXED NOTES		$2,906,261
U.S. TREASURY NOTES - 21.8%
0.25%, 12/15/14	2,000,000	2,000,625
0.38%, 4/15/15	2,500,000	2,508,008
0.63%, 7/15/14	2,000,000	2,016,094
0.75%, 9/15/13	600,000	603,703
0.88%, 1/31/17	3,000,000	3,047,344
1.00%, 5/15/14	30,000	30,415
1.25%, 1/31/19	1,500,000	1,535,391
1.50%, 8/31/18	2,500,000	2,601,953
2.00%, 1/31/16	1,000,000	1,057,188
2.00%, 4/30/16	1,600,000	1,695,500
2.00%, 11/15/21	1,500,000	1,579,453
2.13%, 8/15/21	1,000,000	1,066,719
2.63%, 4/30/16	485,000	525,164
2.63%, 8/15/20	5,000,000	5,566,406
2.63%, 11/15/20	1,500,000	1,669,453
2.75%, 2/15/19	1,500,000	1,678,828
3.50%, 2/15/18	1,500,000	1,727,578
3.63%, 2/15/20	1,500,000	1,781,484
4.00%, 8/15/18	2,000,000	2,383,125
4.13%, 5/15/15	2,420,000	2,676,747
4.25%, 11/15/14	2,500,000	2,728,516
4.25%, 8/15/15	2,000,000	2,237,187
4.25%, 11/15/17	2,500,000	2,966,797
4.50%, 2/15/16	2,000,000	2,290,312
4.75%, 8/15/17	7,250,000	8,739,648

TOTAL U.S. TREASURY NOTES		$56,713,638

TOTAL U.S. TREASURY (COST $56,248,868)		$59,619,899
MONEY MARKET FUNDS - 0.0%**
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.09%,	652	652

TOTAL MONEY MARKET FUND (COST $652)		$652
REPURCHASE AGREEMENT - 0.4%
Credit Suisse First Boston LLC, 0.15%, dated 7/31/12, due 8/01/12, repurchase price $1,148,005, collateralized by a U.S. Treasury Security 1.00%, maturing 3/31/17; total market value of $1,171,087.	1,148,000	1,148,000

TOTAL REPURCHASE AGREEMENT (COST $1,148,000)		$1,148,000

TOTAL INVESTMENTS IN SECURITIES - 99.3% (COST $245,029,713)		$258,351,882
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 6.3%
REPURCHASE AGREEMENTS - 6.3%
Citigroup Global Markets, Inc., 0.18%, dated 7/31/12, due 8/01/12, repurchase price $3,901,431, collateralized by U.S. Government Securities 2.27% to 6.00%, maturing 10/01/20 to 8/01/42; total market value of $3,979,440.	3,901,411	3,901,411
Deutsche Bank Securities, Inc., 0.19%, dated 7/31/12, due 8/01/12, repurchase price $821,353, collateralized by U.S. Government Securities 3.50% to 5.50%, maturing 1/01/26 to 7/01/42; total market value of $837,776.	821,349	821,349
HSBC Securities, Inc., 0.17%, dated 7/31/12, due 8/01/12, repurchase price $3,901,429, collateralized by U.S. Government Securities 0.00% to 9.38%, maturing 9/15/12 to 7/15/36; total market value of $3,979,466.	3,901,411	3,901,411
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.18%, dated 7/31/12, due 8/01/12, repurchase price $3,901,431, collateralized by U.S. Government Securities 3.50% to 5.50%, maturing 4/01/27 to 7/01/42; total market value of $3,979,440.	3,901,411	3,901,411
Mizuho Securities, Inc., 0.21%, dated 7/31/12, due 8/01/12, repurchase price $3,901,434, collateralized by U.S. Government Securities 1.35% to 11.00%, maturing 10/01/14 to 10/01/47; total market value of $3,979,440.	3,901,411	3,901,411

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $16,426,993)		$16,426,993

TOTAL INVESTMENTS - 105.6% (COST $261,456,706)		$274,778,875
COLLATERAL FOR SECURITIES ON LOAN - (6.3%)		(16,426,993)
OTHER ASSETS LESS LIABILITIES - 0.7%		1,797,046

TOTAL NET ASSETS - 100.0%		$260,148,928

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/(depreciation) of investments was $13,322,169. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $13,814,763 and net unrealized depreciation from investments for those securities having an excess of cost over value of $492,594.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$585,259	$—	$585,259
Collateralized Mortgage Obligations	—	7,902,502	—	7,902,502
Corporate Bonds	—	132,500,223	—	132,500,223
Enhanced Equipment Trust Certificates	—	2,024,710	—	2,024,710
Government Agencies	—	34,487,475	—	34,487,475
Mortgage-Backed Securities	—	18,578,017	—	18,578,017
Municipal Bond	—	1,505,145	—	1,505,145
U.S. Treasury	—	59,619,899	—	59,619,899
Money Market Fund	652	–	—	652
Repurchase Agreements	—	17,574,993	—	17,574,993

Total	$652	$274,778,223	$—	$274,778,875

Wilmington Short-Term Corporate Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2012 (unaudited)

Description	Par Value	Value
ADJUSTABLE RATE MORTGAGE - 0.0%**
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 0.0%**
[1]Pool 399251, 2.19%, 9/01/27	$63	$67

TOTAL ADJUSTABLE RATE MORTGAGE (COST $64)		$67
ASSET-BACKED SECURITIES - 0.9%
FINANCIAL SERVICES - 0.5%
Hyundai Auto Receivables Trust, Series 2011-A, Class A2, 0.69%, 11/15/13	330,001	330,307
[6,7]Porsche Financial Auto Securitization Trust, Series 2011-1, Class A2, 0.56%, 12/16/13	184,635	184,775
Volkswagen Auto Loan Enhanced Trust, Series 2011-1, Class A2, 0.67%, 12/20/13	509,122	509,950

TOTAL FINANCIAL SERVICES		$1,025,032
WHOLE LOAN - 0.4%
[1,6,7]SLM Student Loan Trust, Series 2011-A, Class A1, 1.25%, 10/15/24	778,669	780,345

TOTAL ASSET-BACKED SECURITIES (COST $1,802,391)		$1,805,377
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.2%
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) - 1.8%
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A2, 5.61%, 5/12/39	1,264,617	1,296,677
Morgan Stanley Capital I, Series 2004-IQ7, Class A4, 5.40%, 6/15/38	2,000,000	2,113,240

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)		$3,409,917
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 1.4%
Series 2003-2632, Class A, 4.00%, 1/15/18	396,861	406,535
Series 2003-2649, Class KA, 4.50%, 7/15/18	254,375	269,818
Series 2012-K019, Class A1, 1.46%, 9/25/21	2,000,000	2,029,840

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$2,706,193
WHOLE LOAN - 0.0%**
Morgan Stanley Mortgage Loan Trust Series 2004-1, Class 1A8, 4.75%, 11/25/18	3,780	3,774

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $6,173,839)		$6,119,884
CORPORATE BONDS - 93.6%
AUTO MANUFACTURERS - 0.7%
[6,7]Daimler Finance North America LLC, Company Guaranteed, 2.63%, 9/15/16	1,000,000	1,032,239
[6,7]Hyundai Motor Manufacturing Czech s.r.o., Company Guaranteed, 4.50%, 4/15/15	250,000	265,019

TOTAL AUTO MANUFACTURERS		$1,297,258
AUTO PARTS & EQUIPMENT - 0.5%
[1]Johnson Controls, Inc., Sr. Unsecured, 0.88%, 2/04/14	1,000,000	1,003,815
BANKS - 16.0%
[1]Bank of America Corp., Sr. Unsecured, MTN, 1.87%, 1/30/14	1,000,000	998,700
Bank of New York Mellon Corp., Sr. Unsecured, MTN, 2.30%, 7/28/16	1,000,000	1,035,674
[1]Bank of Nova Scotia, Certificate of Deposit, 0.79%, 2/15/13	1,000,000	1,001,792
Bank of Nova Scotia, Sr. Unsecured, 2.05%, 10/07/15	2,000,000	2,065,194
1BB&T Corp., Sr. Unsecured, 1.15%, 4/28/14	1,000,000	1,003,246
BB&T Corp., Sr. Unsecured, 5.70%, 4/30/14	1,000,000	1,083,456
Capital One Financial Corp., Sr. Unsecured, 7.38%, 5/23/14	250,000	276,379
Capital One Financial Corp., Sr. Unsecured, 2.13%, 7/15/14	675,000	683,948
Capital One Financial Corp., Sr. Unsecured, 2.15%, 3/23/15	1,000,000	1,016,891
[1]Citigroup, Inc., Sr. Unsecured, 1.32%, 2/15/13	1,300,000	1,300,822
Citigroup, Inc., Sr. Unsecured, 2.65%, 3/02/15	1,000,000	1,009,646
Citigroup, Inc., Sr. Unsecured, 4.59%, 12/15/15	250,000	265,846
Comerica, Inc., Sr. Unsecured, 3.00%, 9/16/15	2,000,000	2,091,423
Fifth Third Bancorp, Sr. Unsecured, 6.25%, 5/01/13	850,000	884,342
Goldman Sachs Group, Inc., Sr. Notes, 3.30%, 5/03/15	900,000	917,416
JPMorgan Chase & Co., Sr. Unsecured, 3.15%, 7/05/16	1,000,000	1,053,357
1JPMorgan Chase Capital XXIII, Limited Guarantee, 1.47%, 5/15/47	1,000,000	707,644
KeyCorp, Sr. Unsecured, MTN, 6.50%, 5/14/13	1,000,000	1,043,863
KeyCorp, Sr. Unsecured, MTN, 3.75%, 8/13/15	1,000,000	1,068,349
National City Corp., Sr. Unsecured, 4.90%, 1/15/15	1,000,000	1,093,552
PNC Funding Corp., Bank Guaranteed, 3.63%, 2/08/15	1,000,000	1,066,448
Royal Bank of Canada, Sr. Unsecured, 1.45%, 10/30/14	2,000,000	2,034,466
Royal Bank of Canada, Sr. Unsecured, MTN, 1.15%, 3/13/15	1,000,000	1,014,096
Toronto-Dominion Bank, Sr. Unsecured, 2.38%, 10/19/16	2,000,000	2,098,224
U.S. Bancorp, Sr. Unsecured, 4.20%, 5/15/14	2,000,000	2,130,036
Wells Fargo & Co., Sr. Unsecured, MTN, 1.25%, 2/13/15	1,000,000	1,005,165
Wells Fargo & Co., Sr. Unsecured, 3.63%, 4/15/15	250,000	266,076

TOTAL BANKS		$30,216,051
BEVERAGES - 4.1%
Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed, 2.50%, 3/26/13	1,000,000	1,013,708
Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed, 1.38%, 7/15/17	1,000,000	1,011,454
[1]Anheuser-Busch InBev Worldwide, Inc., Series FRN, Company Guaranteed, 1.00%, 1/27/14	500,000	504,292
Diageo Capital PLC, Company Guaranteed, 5.20%, 1/30/13	1,000,000	1,023,580
Diageo Finance BV, Company Guaranteed, 3.25%, 1/15/15	2,000,000	2,123,916
Dr Pepper Snapple Group, Inc., Company Guaranteed, 2.35%, 12/21/12	1,000,000	1,007,278
PepsiCo, Inc., Sr. Unsecured, 0.75%, 3/05/15	1,050,000	1,055,149

TOTAL BEVERAGES		$7,739,377
BIOTECHNOLOGY - 1.5%
Amgen, Inc., Sr. Unsecured, 1.88%, 11/15/14	2,500,000	2,558,155
Gilead Sciences, Inc., Sr. Unsecured, 2.40%, 12/01/14	270,000	279,484

TOTAL BIOTECHNOLOGY		$2,837,639
BUILDING MATERIALS - 0.6%
Masco Corp., Sr. Unsecured, 4.80%, 6/15/15	1,000,000	1,031,209
CHEMICALS - 2.9%
Dow Chemical Co., Sr. Unsecured, 7.60%, 5/15/14	250,000	278,365
Dow Chemical Co., Sr. Unsecured, 5.90%, 2/15/15	1,000,000	1,120,108
1EI DU Pont de Nemours & Co., Sr. Unsecured, 0.89%, 3/25/14	2,000,000	2,016,572

Potash Corp. of Saskatchewan, Inc., Sr. Unsecured, 4.88%, 3/01/13	2,000,000	2,048,170

TOTAL CHEMICALS		$5,463,215
COMMERCIAL SERVICES - 0.3%
[1]Western Union Co., Sr. Unsecured, 1.05%, 3/07/13	500,000	502,211
COMPUTERS - 2.0%
Hewlett-Packard Co., Sr. Unsecured, 1.25%, 9/13/13	1,000,000	1,002,214
International Business Machines Corp., Sr. Unsecured, 2.10%, 5/06/13	1,000,000	1,012,267
International Business Machines Corp., Sr. Unsecured, 1.00%, 8/05/13	800,000	805,833
International Business Machines Corp., Sr. Unsecured, 1.95%, 7/22/16	1,000,000	1,043,738

TOTAL COMPUTERS		$3,864,052
COSMETICS/PERSONAL CARE - 1.1%
Procter & Gamble Co., Sr. Unsecured, 3.50%, 2/15/15	2,000,000	2,148,757
DIVERSIFIED FINANCIAL SERVICES - 10.9%
American Express Co., Sr. Unsecured, 7.25%, 5/20/14	1,000,000	1,110,215
American Express Credit Corp., Sr. Unsecured, 5.13%, 8/25/14	1,000,000	1,091,544
[1]BlackRock, Inc., Sr. Unsecured, 0.77%, 5/24/13	1,000,000	1,002,675
BlackRock, Inc., Sr. Unsecured, 3.50%, 12/10/14	1,000,000	1,063,435
Capital One Bank USA NA, Subordinated, 6.50%, 6/13/13	1,000,000	1,046,536
Charles Schwab Corp., Sr. Unsecured, 4.95%, 6/01/14	1,000,000	1,075,663
Ford Motor Credit Co., LLC, Sr. Unsecured, 3.88%, 1/15/15	400,000	415,525
Ford Motor Credit Co., LLC, 2.50%, 1/15/16	2,000,000	1,993,600
Ford Motor Credit Co., LLC, Sr. Unsecured, 3.00%, 6/12/17	800,000	797,615
General Electric Capital Corp., Sr. Unsecured, 2.10%, 1/07/14	1,000,000	1,017,835
[1]General Electric Capital Corp., Sr. Unsecured, MTN, 1.09%, 4/07/14	1,000,000	1,002,003
General Electric Capital Corp., Sr. Unsecured, 2.90%, 1/09/17	500,000	525,596
1HSBC Finance Corp., Sr. Unsecured, 0.82%, 9/14/12	1,000,000	999,891
John Deere Capital Corp., Sr. Unsecured, MTN, 4.90%, 9/09/13	500,000	524,951
John Deere Capital Corp., Sr. Unsecured, 0.88%, 4/17/15	750,000	754,699
Raymond James Financial, Inc., Sr. Unsecured, 4.25%, 4/15/16	1,500,000	1,581,640
SLM Corp., Series A, Sr. Unsecured, MTN, 5.00%, 10/01/13	1,000,000	1,042,994
TD Ameritrade Holding Corp., Company Guaranteed, 2.95%, 12/01/12	2,000,000	2,013,153
Toyota Motor Credit Corp., Sr. Unsecured, 0.88%, 7/17/15	1,500,000	1,505,481

TOTAL DIVERSIFIED FINANCIAL SERVICES		$20,565,051
ELECTRIC - 3.8%
Consolidated Edison Co. of New York, Inc., Series 03-B, Sr. Unsecured, 3.85%, 6/15/13	400,000	411,626
Consolidated Edison Co. of New York, Inc., Series 05-C, Sr. Unsecured, 5.38%, 12/15/15	110,000	125,674
Dominion Resources, Inc., Sr. Unsecured, 2.25%, 9/01/15	2,000,000	2,074,411
1DTE Energy Co., Sr. Unsecured, 1.17%, 6/03/13	1,000,000	1,003,820
Entergy Corp., Sr. Unsecured, 4.70%, 1/15/17	500,000	536,842
Exelon Generation Co., LLC, Sr. Unsecured, 5.35%, 1/15/14	2,000,000	2,123,612
Georgia Power Co., Sr. Unsecured, 1.30%, 9/15/13	1,000,000	1,010,020

TOTAL ELECTRIC		$7,286,005
ELECTRONICS - 0.7%
Agilent Technologies, Inc., Sr. Unsecured, 5.50%, 9/14/15	1,000,000	1,123,136
Thermo Fisher Scientific, Inc., Sr. Unsecured, 3.20%, 5/01/15	100,000	105,765

TOTAL ELECTRONICS		$1,228,901
FOOD - 5.2%
Kellogg Co., Sr. Unsecured, 4.25%, 3/06/13	3,000,000	3,068,320
Kraft Foods, Inc., Unsecured, 5.25%, 10/01/13	1,000,000	1,056,802
Kraft Foods, Inc., Sr. Unsecured, 4.13%, 2/09/16	2,000,000	2,195,499
Kroger Co., Company Guaranteed, 5.50%, 2/01/13	250,000	256,259
Kroger Co., Company Guaranteed, 5.00%, 4/15/13	1,580,000	1,629,460
[6,7]WM Wrigley Jr. Co., Sr. Secured, 3.70%, 6/30/14	1,500,000	1,549,702

TOTAL FOOD		$9,756,042
GAS - 0.5%
National Fuel Gas Co., Sr. Unsecured, 5.25%, 3/01/13	1,000,000	1,026,320
HEALTHCARE PROVIDERS & SERVICES - 1.1%
[1]Quest Diagnostics, Inc., Company Guaranteed, 1.32%, 3/24/14	2,000,000	2,012,175
HOME FURNISHINGS - 1.2%
Whirlpool Corp., Unsecured, 8.60%, 5/01/14	2,000,000	2,236,063
INSURANCE - 4.8%
Lincoln National Corp., Sr. Unsecured, 5.65%, 8/27/12	1,246,000	1,250,133
[1,6,7]MassMutual Global Funding II, Sr. Secured, 0.84%, 1/14/14	1,000,000	996,573
MetLife, Inc., Sr. Unsecured, 2.38%, 2/06/14	1,750,000	1,789,032
[6,7]Metropolitan Life Global Funding I, Sr. Secured, 2.50%, 1/11/13	1,000,000	1,009,818
Principal Financial Group, Inc., Company Guaranteed, 7.88%, 5/15/14	1,100,000	1,236,401
Prudential Financial, Inc., Sr. Unsecured, MTN, 3.63%, 9/17/12	750,000	752,708
Prudential Financial, Inc., Sr. Unsecured, MTN, 2.75%, 1/14/13	1,000,000	1,008,819
WR Berkley Corp., Sr. Unsecured, 5.60%, 5/15/15	1,000,000	1,080,206

TOTAL INSURANCE		$9,123,690
INTERNET - 3.1%
eBay, Inc., Sr. Unsecured, 0.88%, 10/15/13	1,000,000	1,007,201
Google, Inc., Sr. Unsecured, 1.25%, 5/19/14	3,000,000	3,053,628
Symantec Corp., Sr. Unsecured, 2.75%, 9/15/15	1,415,000	1,461,426
Symantec Corp., Sr. Unsecured, 2.75%, 6/15/17	410,000	417,407

TOTAL INTERNET		$5,939,662
IRON/STEEL - 0.5%
ArcelorMittal, Sr. Unsecured, 3.75%, 8/05/15	1,000,000	1,014,349
LEISURE TIME - 0.6%

[6,7]Harley-Davidson Financial Services, Inc., Company Guaranteed, 3.88%, 3/15/16	1,000,000	1,061,369
MEDIA - 7.2%
Comcast Cable Communications Holdings, Inc., Company Guaranteed, 8.38%, 3/15/13	2,000,000	2,097,984
COX Communications, Inc., Sr. Unsecured, 7.13%, 10/01/12	1,535,000	1,552,156
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 3.55%, 3/15/15	2,000,000	2,121,201
NBCUniversal Media LLC, Sr. Unsecured, 2.88%, 4/01/16	2,000,000	2,116,336
News America, Inc., Company Guaranteed, 5.30%, 12/15/14	2,000,000	2,199,390
Time Warner Cable, Inc., Company Guaranteed, 7.50%, 4/01/14	1,000,000	1,109,439
Viacom, Inc., Sr. Unsecured, 4.38%, 9/15/14	2,001,000	2,150,901
Viacom, Inc., Sr. Unsecured, 1.25%, 2/27/15	300,000	303,663

TOTAL MEDIA		$13,651,070

OFFICE/BUSINESS EQUIPMENT - 0.1%
[1]Xerox Corp., Sr. Unsecured, 1.29%, 5/16/14	250,000	248,821
OIL & GAS - 6.6%
Anadarko Petroleum Corp., Sr. Unsecured, 5.75%, 6/15/14	1,000,000	1,079,023
Devon Energy Corp., Sr. Unsecured, 5.63%, 1/15/14	2,000,000	2,142,329
Devon Energy Corp., Sr. Unsecured, 1.88%, 5/15/17	375,000	382,112
Diamond Offshore Drilling, Inc., Sr. Unsecured, 4.88%, 7/01/15	1,000,000	1,095,298
[6,7]Phillips 66, Company Guaranteed, 1.95%, 3/05/15	1,000,000	1,020,629
[1]Sempra Energy, Sr. Unsecured, 1.23%, 3/15/14	500,000	500,537
Tesoro Corp., Company Guaranteed, 6.25%, 11/01/12	1,000,000	1,007,500
Transocean, Inc., Company Guaranteed, 5.05%, 12/15/16	1,000,000	1,108,668
Valero Energy Corp., Company Guaranteed, 4.75%, 6/15/13	2,000,000	2,069,230
Valero Energy Corp., Company Guaranteed, 4.50%, 2/01/15	2,000,000	2,154,603

TOTAL OIL & GAS		$12,559,929
PHARMACEUTICALS - 1.8%
Abbott Laboratories, Sr. Unsecured, 2.70%, 5/27/15	257,000	272,242
GlaxoSmithKline Capital PLC, Company Guaranteed, 1.50%, 5/08/17	500,000	510,755
McKesson Corp., Sr. Unsecured, 3.25%, 3/01/16	2,000,000	2,158,909
Mead Johnson Nutrition Co., Sr. Unsecured, 3.50%, 11/01/14	500,000	522,320

TOTAL PHARMACEUTICALS		$3,464,226
PIPELINES - 1.4%
Enterprise Products Operating LLC, Series G, Company Guaranteed, 5.60%, 10/15/14	1,000,000	1,100,035
Plains All American Pipeline LP / PAA Finance Corp., Company Guaranteed, 4.25%, 9/01/12	1,500,000	1,504,294

TOTAL PIPELINES		$2,604,329
REAL ESTATE INVESTMENT TRUSTS (REIT) - 5.6%
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 5.70%, 3/15/17	1,000,000	1,167,356
Boston Properties LP, Sr. Unsecured, 6.25%, 1/15/13	1,175,000	1,207,606
Boston Properties LP, Sr. Unsecured, 5.63%, 4/15/15	1,000,000	1,113,706
CommonWealth REIT, Sr. Unsecured, 5.75%, 2/15/14	1,000,000	1,029,608
HCP, Inc., Sr. Unsecured, 2.70%, 2/01/14	500,000	509,852
Health Care REIT, Inc., Sr. Unsecured, 6.00%, 11/15/13	2,000,000	2,119,249
Simon Property Group LP, Sr. Unsecured, 5.10%, 6/15/15	1,325,000	1,458,512
Ventas Realty LP / Ventas Capital Corp., Company Guaranteed, 3.13%, 11/30/15	2,000,000	2,082,368

TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		$10,688,257
RETAIL - 3.4%
CVS Caremark Corp., Sr. Unsecured, 4.88%, 9/15/14	2,000,000	2,174,285
Home Depot, Inc., Sr. Unsecured, 5.25%, 12/16/13	2,000,000	2,130,574
Lowe’s Cos., Inc., Sr. Unsecured, 5.60%, 9/15/12	323,000	324,936
Staples, Inc., Company Guaranteed, 7.38%, 10/01/12	1,375,000	1,389,776
Wal-Mart Stores Pass-Through Trust 1994, Series A-2, Pass-Through Certificates, 8.85%, 1/02/15	363,392	403,365

TOTAL RETAIL		$6,422,936
SEMICONDUCTORS - 0.5%
Broadcom Corp., Sr. Unsecured, 1.50%, 11/01/13	1,000,000	1,012,695
SOFTWARE - 0.8%
Oracle Corp., Sr. Unsecured, 3.75%, 7/08/14	1,500,000	1,598,512
TELECOMMUNICATIONS - 3.0%
AT&T, Inc., Sr. Unsecured, 0.88%, 2/13/15	1,000,000	1,009,964
Cisco Systems, Inc., Sr. Unsecured, 2.90%, 11/17/14	2,000,000	2,113,222
Juniper Networks, Inc., Sr. Unsecured, 3.10%, 3/15/16	500,000	521,170
Verizon Communications, Inc., Sr. Unsecured, 4.35%, 2/15/13	1,000,000	1,021,319
[1]Verizon Communications, Inc., Series FRN, Sr. Unsecured, 1.07%, 3/28/14	1,000,000	1,007,800

TOTAL TELECOMMUNICATIONS		$5,673,475
TRANSPORTATION - 1.1%
Ryder System, Inc., Sr. Unsecured, MTN, 3.15%, 3/02/15	2,000,000	2,083,767

TOTAL CORPORATE BONDS (COST $174,886,124)		$177,361,228
U.S. TREASURY - 2.1%

U.S. TREASURY NOTES - 2.1%
0.88%, 4/30/17	2,500,000	2,537,110
1.25%, 2/15/14	300,000	304,758
2.00%, 4/30/16	1,000,000	1,059,687

TOTAL U.S. TREASURY NOTES		$3,901,555

TOTAL U.S. TREASURY (COST $3,823,629)		$3,901,555
MONEY MARKET FUNDS - 0.0%**
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.09%,	901	901

TOTAL MONEY MARKET FUND (COST $901)		$901
REPURCHASE AGREEMENT - 0.2%
Credit Suisse First Boston LLC, 0.15%, dated 7/31/12, due 8/01/12, repurchase price $303,284, collateralized by a U.S. Treasury Security 1.00%, maturing 3/31/17; total market value of $311,949.	303,283	303,283

TOTAL REPURCHASE AGREEMENT (COST $303,283)		$303,283

TOTAL INVESTMENTS - 100.0% (COST $186,990,231)		$189,492,295
OTHER LIABILITIES LESS ASSETS - 0.0%**		(10,491)

TOTAL NET ASSETS - 100.0%		$189,481,804

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/(depreciation) of investments was $2,502,064. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,706,431 and net unrealized depreciation from investments for those securities having an excess of cost over value of $204,367.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Adjustable Rate Mortgage	$—	$67	$—	$67
Asset-Backed Securities	—	1,805,377	—	1,805,377
Collateralized Mortgage Obligations	—	6,119,884	—	6,119,884
Corporate Bonds	—	177,361,228	—	177,361,228
U.S. Treasury	—	3,901,555	—	3,901,555
Money Market Fund	901	—	—	901
Repurchase Agreement	—	303,283	—	303,283

Total	$901	$189,491,394	—	$189,492,295

Wilmington Short Duration Government Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2012 (unaudited)

Description	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 33.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 12.8%
Series 1988-6, Class C, 9.05%, 6/15/19	$16,868	$18,827
Series 1989-112, Class I, 6.50%, 1/15/21	3,248	3,526
Series 1990-136, Class E, 6.00%, 4/15/21	8,682	9,421
Series 1990-141, Class D, 5.00%, 5/15/21	2,994	3,197
Series 1993-1577, Class PK, 6.50%, 9/15/23	124,773	140,405
Series 1993-1644, Class K, 6.75%, 12/15/23	109,965	123,169
Series 1994-1686, Class PJ, 5.00%, 2/15/24	21,747	23,253
Series 2004-2773, Class JD, 5.00%, 3/15/18	744,659	763,912
Series 2004-2786, Class PD, 4.50%, 1/15/18	706,773	720,487
Series 2004-2844, Class PV, 5.00%, 8/15/15	417,494	442,023
Series 2005-2931, Class QC, 4.50%, 1/15/19	958,074	985,042
Series 2005-2966, Class NC, 5.00%, 4/15/31	1,066,081	1,075,842
Series 2005-3062, Class LU, 5.50%, 10/15/16	3,782,914	4,115,654
Series 2005-3074, Class BG, 5.00%, 9/15/33	1,575,850	1,656,315
Series 2006-R009, Class AJ, 5.75%, 12/15/18	688,379	695,715
Series 2007-3289, Class NC, 5.50%, 6/15/35	2,434,980	2,468,667
Series 2008-3481, Class BA, 5.00%, 8/15/34	653,896	662,744
Series 2009-3610, Class AB, 1.40%, 12/15/14	967,390	973,624
Series 2011-3871, Class PA, 4.00%, 1/15/41	3,564,683	3,590,313
Series 2012-K710, Class A1, 1.44%, 1/25/19	3,000,000	3,064,305

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$21,536,441
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 8.4%
Series 1993-113, Class PK, 6.50%, 7/25/23	82,470	91,400
Series 1993-127, Class H, 6.50%, 7/25/23	79,198	87,636
Series 1993-202, Class J, 6.50%, 11/25/23	42,659	47,422
Series 1994-3, Class PL, 5.50%, 1/25/24	76,802	83,847
Series 1994-55, Class H, 7.00%, 3/25/24	89,084	100,011
Series 2002-52, Class QA, 6.00%, 7/18/32	45,480	50,338
Series 2003-113, Class PD, 4.00%, 2/25/17	220,870	222,188
Series 2003-122, Class OK, 4.00%, 6/25/17	236,243	238,135
Series 2003-45, Class AB, 3.75%, 5/25/33	40,620	41,749
Series 2003-64, Class BD, 5.00%, 3/25/30	76,807	77,531
Series 2003-74, Class VA, 5.50%, 7/25/14	1,771,495	1,836,487
Series 2003-80, Class CD, 5.00%, 4/25/30	135,763	137,851
Series 2003-80, Class BA, 5.00%, 5/25/31	152,634	155,562
Series 2003-84, Class GD, 4.50%, 3/25/17	140,132	141,362
Series 2004-96, Class QB, 5.00%, 2/25/32	302,573	307,849
Series 2005-30, Class UD, 5.00%, 8/25/30	1,498,317	1,507,793
Series 2007-26, Class C, 5.50%, 3/25/33	1,156,804	1,193,214
Series 2008-74, Class AD, 5.00%, 4/25/37	78,230	78,236
Series 2011-71, Class DJ, 3.00%, 3/25/25	2,892,930	2,986,138
Series 2011-81, Class PA, 3.50%, 8/25/26	4,498,078	4,743,127

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$14,127,876
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 11.4%
Series 2003-10, Class PV, 5.50%, 1/20/14	2,014,195	2,074,310
Series 2005-20, Class VA, 5.00%, 6/16/16	2,848,535	2,863,626
Series 2005-44, Class PC, 5.00%, 12/20/33	2,201,367	2,337,306
Series 2010-17, Class K, 4.00%, 3/16/22	7,319,721	7,702,510
Series 2010-91, Class PA, 3.00%, 8/20/31	3,197,878	3,228,874
Series 2012-17, Class NA, 3.50%, 2/20/20	1,081,827	1,087,949

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$19,294,575

WHOLE LOAN - 1.3%
[1]Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 2.97%, 2/25/34	414,873	373,969
[1]Banc of America Mortgage Securities, Inc., Series 2004-B, Class 2A1, 3.05%, 3/25/34	349,063	331,234
[1]Indymac INDA Mortgage Loan Trust Series 2005-AR1, Class 2A1, 5.07%, 11/25/35	1,914,487	1,421,104

TOTAL WHOLE LOAN		$2,126,307

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $57,564,807)		$57,085,199
CORPORATE BONDS - 6.3%
BANKS - 3.0%
Ally Financial, Inc., FDIC Guaranteed, 2.20%, 12/19/12	5,000,000	5,036,949
DIVERSIFIED FINANCIAL SERVICES - 3.0%
Citigroup Funding, Inc., FDIC Guaranteed, 1.88%, 10/22/12	5,000,000	5,018,314

HEALTHCARE PROVIDERS & SERVICES - 0.3%
Howard Hughes Medical Institute, Sr. Unsecured, 3.45%, 9/01/14	500,000	530,802

TOTAL CORPORATE BONDS (COST $10,497,950)		$10,586,065
GOVERNMENT AGENCIES - 23.6%
FEDERAL FARM CREDIT BANK (FFCB) - 3.3%
4.50%, 10/17/12	5,500,000	5,550,476
FEDERAL HOME LOAN BANK (FHLB) - 1.4%
Series 656 5.38%, 5/18/16	2,000,000	2,366,569

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 9.1%
0.63%, 12/29/14	3,000,000	3,025,048
1.00%, 3/08/17	3,000,000	3,043,289
2.00%, 8/25/16	1,000,000	1,057,531
4.75%, 1/19/16	1,000,000	1,148,776
4.88%, 6/13/18	2,000,000	2,443,970
5.13%, 10/18/16	2,000,000	2,374,045
5.25%, 4/18/16	2,000,000	2,347,873

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$15,440,532

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 6.5%
[1]3.55%, 6/10/20	5,000,000	5,500,000
Sr. Subordinated, 5.25%, 8/01/12	5,500,000	5,500,717

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$11,000,717

HOUSING - 0.0%**
[10]Federal Housing Administration, Project Pass-Through Certificate, 7.43%, 4/01/22	34,514	34,212
U.S. Department of Housing and Urban Development, U.S. Government Guaranteed, Series 96-A, 7.66%, 8/01/15	3,455	3,463

TOTAL HOUSING		$37,675

SMALL BUSINESS ADMINISTRATION - 0.3%
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-C, 6.70%, 3/01/16	38,108	40,756
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-L, 6.70%, 12/01/16	107,352	114,924
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-K, 6.95%, 11/01/16	219,330	239,091
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1997-E, 7.30%, 5/01/17	5,614	6,076
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1999-I, 7.30%, 9/01/19	11,593	12,729

TOTAL SMALL BUSINESS ADMINISTRATION		$413,576

STUDENT LOAN MARKETING ASSOCIATION - 2.6%
[2]Sallie Mae, Inc., Sr. Unsecured, 0.00%, 10/03/22	5,595,000	4,419,776

TRANSPORTATION - 0.4%
Vessel Management Services, Inc., U.S. Government Guaranteed, 6.75%, 7/15/25	552,000	680,636

TOTAL GOVERNMENT AGENCIES (COST $36,646,887)		$39,909,957

MORTGAGE-BACKED SECURITIES - 14.3%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 2.7%
Pool 287773, 7.50%, 3/01/17	962	1,015
Pool 538733, 9.00%, 9/01/19	322	373
Pool A18401, 6.00%, 2/01/34	1,212,146	1,348,007
Pool C78010, 5.50%, 4/01/33	1,876,506	2,066,405
Pool C80328, 7.50%, 7/01/25	60,115	69,652
Pool E00540, 6.00%, 3/01/13	24,384	24,734
Pool G01425, 7.50%, 5/01/32	139,250	161,516
Pool G01831, 6.00%, 5/01/35	427,228	474,846
Pool G12709, 5.00%, 7/01/22	422,901	457,746

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$4,604,294

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 11.2%
Pool 202957, 8.00%, 8/01/21	4,800	5,453
Pool 252439, 6.50%, 5/01/29	64,682	73,974
Pool 255933, 5.50%, 11/01/35	522,749	574,860
Pool 323419, 6.00%, 12/01/28	116,198	129,633
Pool 334593, 7.00%, 5/01/24	92,373	105,716
Pool 39862, 9.75%, 9/01/17	7,668	8,824
Pool 436746, 6.50%, 8/01/28	71,087	81,077
Pool 440401, 6.50%, 8/01/28	249,866	284,978
Pool 485678, 6.50%, 3/01/29	119,556	136,656
Pool 494375, 6.50%, 4/01/29	30,021	34,333
Pool 545051, 6.00%, 9/01/29	203,245	226,618
Pool 604867, 7.00%, 1/01/25	80,704	91,439
Pool 625596, 7.00%, 2/01/32	40,574	46,427
Pool 725418, 6.50%, 5/01/34	321,622	367,822
Pool 763704, 5.00%, 4/01/34	839,334	919,507
Pool 833143, 5.50%, 9/01/35	1,927,258	2,127,165
Pool 843323, 5.50%, 10/01/35	279,890	307,791
Pool AB1796, 3.50%, 11/01/40	876,613	931,493
Pool AB3417, 4.00%, 8/01/41	2,024,972	2,180,483
Pool AE2520, 3.00%, 1/01/26	783,319	827,177
Pool MA0921, 3.00%, 12/01/21	8,899,974	9,506,748

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$18,968,174

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.4%
Pool 1061, 9.00%, 4/20/23	18,995	22,436
Pool 146927, 9.00%, 9/15/16	1,392	1,418
Pool 1886, 9.00%, 10/20/24	2,792	3,283
Pool 188603, 9.00%, 11/15/16	7,253	8,410
Pool 208196, 9.00%, 2/15/17	11,036	12,797
Pool 306066, 8.50%, 7/15/21	6,338	7,443
Pool 307983, 8.50%, 7/15/21	19,144	22,483
Pool 341948, 8.50%, 1/15/23	13,324	15,485
Pool 346572, 7.00%, 5/15/23	20,327	23,403
Pool 484269, 7.00%, 9/15/28	51,134	59,368
Pool 581522, 6.00%, 5/15/33	256,378	292,325
Pool 592505, 6.00%, 4/15/33	214,095	242,775
Pool 780440, 8.50%, 11/15/17	2,284	2,633

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$714,259

TOTAL MORTGAGE-BACKED SECURITIES (COST $23,005,063)		$24,286,727
MUNICIPAL BONDS - 0.3%
DEVELOPMENT - 0.1%
Miami FL, Rent Revenue, Series 1998 (Lease payments guaranteed by U.S. Government), 8.65%, 7/01/19	130,000	171,745
FACILITIES - 0.2%
Tacoma City, WA, Lease Revenue Bonds, (Lease payments guaranteed by U.S. Government), 8.20%, 9/15/13	300,000	309,321

TOTAL MUNICIPAL BONDS (COST $454,235)		$481,066
U.S. TREASURY - 21.0%
INFLATION INDEXED NOTES - 2.3%
1.13%, 1/15/21	1,100,000	1,351,000
2.00%, 1/15/14	2,000,000	2,594,211

TOTAL INFLATION INDEXED NOTES		$3,945,211

U.S. TREASURY NOTES - 18.7%
0.25%, 10/31/13	2,300,000	2,301,258
0.25%, 4/30/14	9,000,000	9,005,274
0.50%, 10/15/13	6,700,000	6,724,602
1.75%, 10/31/18	2,000,000	2,111,875
2.13%, 8/15/21	2,000,000	2,133,437
2.25%, 7/31/18	1,000,000	1,085,313
3.13%, 8/31/13	8,000,000	8,253,125

TOTAL U.S. TREASURY NOTES		$31,614,884

TOTAL U.S. TREASURY (COST $34,976,634)		$35,560,095

REPURCHASE AGREEMENT - 0.2%
Credit Suisse First Boston LLC, 0.15%, dated 7/31/12, due 8/01/12, repurchase price $371,650, collateralized by a U.S. Treasury Security 1.00%, maturing 3/31/17; total market value of $383,544.	371,650	371,650

TOTAL REPURCHASE AGREEMENT (COST $371,650)		$371,650

TOTAL INVESTMENTS - 99.6% (COST $163,517,226)		$168,280,759
OTHER ASSETS LESS LIABILITIES - 0.4%		600,024

TOTAL NET ASSETS - 100.0%		$168,880,783

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/(depreciation) of investments was $4,763,533. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $5,945,931 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,182,398.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$57,085,199	$—	$57,085,199
Corporate Bonds	—	15,005,841	—	15,005,841
Government Agencies	—	35,455,969	34,212	35,490,181
Mortgage-Backed Securities	—	24,286,727	—	24,286,727
Municipal Bonds	—	481,066	—	481,066
U.S. Treasury	—	35,560,095	—	35,560,095
Repurchase Agreement	—	371,650	—	371,650

Total	$—	$168,246,547	$34,212	$168,280,759

The security in Level 3 in the table above was considered a Level 3 security because it was fair valued under procedures adopted by the Board of Trustees at July 31, 2012. Such valuation is based on a review of inputs such as, but not limited to, similar securities, company specific financial information and company specific news. There were no changes in the valuation techniques used since the April 30, 2012 annual report for this security.

The following table summarizes the valuation techniques used and unobservable inputs developed to determine the fair value of Level 3 investments:

	Fair value at July 31, 2012	Valuation Technique	Unobservable Input	Value of Unobservable Input
Investment in Securities
Government Agencies	$34,212	Broker quoted price	Broker estimated value	$0.99

The significant unobservable inputs used in the fair value measurement of the Fund’s government agency securities are broker estimated value. Significant increases (decreases) in the broker estimated value in isolation would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments In Securities
Balance as of 4/30/2012	$34,986
Realized gain (loss)	97
Changes in unrealized appreciation (depreciation)	(45)
Purchases	—
Sales	(826)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 7/31/12	$34,212

Net changes in unrealized appreciation (depreciation) for investments still held as of 7/31/2012	(45)

Wilmington Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2012 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS - 95.4%
ALABAMA - 0.8%
MEDICAL - 0.8%
University of Alabama, Hospital Revenue, Refunding Bonds, (Series A), 5.75%, 9/01/22	$1,000,000	$1,161,020

TOTAL ALABAMA		$1,161,020
ARIZONA - 3.8%
DEDICATED TAX - 0.7%
Mesa, AZ, Highway Revenue Bonds, (Series A), 5.00%, 7/01/19	1,000,000	1,116,380
LEASE - 0.7%
Tucson, AZ, Certificate Participation Bonds, (Series A), (National Reinsurance), 5.00%, 7/01/21	1,000,000	1,108,470
WATER - 2.4%
Arizona State, Water Infrastructure Finance Authority, Revenue Bonds, (Series A), 5.00%, 10/01/23	3,000,000	3,568,500

TOTAL ARIZONA		$5,793,350
CALIFORNIA - 6.4%
AIRPORT - 1.0%
[5]San Francisco, CA, City & County Airports Commission, Revenue Bonds, AMT, (Series A), (AMBAC)/(SFO Fuel Co. LLC, OBG), 5.25%, 1/01/19	1,540,000	1,542,941
GENERAL OBLIGATIONS - 0.4%
California State, GO Unlimited Bonds, 5.00%, 9/01/19	500,000	606,765
LEASE - 3.0%
Sacramento, CA, City Financing Authority, Refunding Revenue Bonds, (Series B), 5.40%, 11/01/20	4,000,000	4,604,000
MEDICAL - 2.0%
California State, Health Facilities Financing Authority, Revenue Bonds, (Series H), (Catholic Healthcare West, OBG), 5.13%, 7/01/22	685,000	746,890
California State, Statewide Communities Development Authority, Revenue Bonds, (Series E-1), 5.00%, 5/01/17	2,000,000	2,329,620

TOTAL MEDICAL		$3,076,510

TOTAL CALIFORNIA		$9,830,216
COLORADO - 3.5%
DEDICATED TAX - 0.7%
Grand Junction, CO, Refunding Revenue Bonds, 5.00%, 3/01/16	1,000,000	1,152,970
WATER - 2.8%
Colorado State, Water Resources & Power Development Authority, Refunding Revenue Bonds, (Series A), 5.00%, 9/01/22	3,910,000	4,249,857

TOTAL COLORADO		$5,402,827
GEORGIA - 4.3%
DEDICATED TAX - 1.2%
Georgia State, Road & Tollway Authority, Refunding Revenue Bonds, (Series B), (State GTD), 5.00%, 10/01/19	1,500,000	1,892,625
GENERAL OBLIGATIONS - 1.6%
Georgia State, GO Unlimited, Refunding Revenue Bonds, (Series C), 5.00%, 7/01/21	2,000,000	2,359,900
HIGHER EDUCATION - 1.5%
Fulton County Development Authority, GA, Refunding Revenue Bonds, (Series A), (Georgia Technology Foundation Inc., OBG), 5.25%, 11/01/24	1,750,000	2,314,165

TOTAL GEORGIA		$6,566,690
ILLINOIS - 6.1%
DEDICATED TAX - 3.1%
Illinois State, Sales Tax Revenue Bonds, 5.00%, 6/15/19	1,195,000	1,288,019
Illinois State, Sales Tax Revenue Bonds, (National Reinsurance FGIC), 6.00%, 6/15/26	2,500,000	3,421,600

TOTAL DEDICATED TAX		$4,709,619
SCHOOL DISTRICT - 3.0%
Chicago Board of Education, IL, GO Unlimited Bonds, (Series B), (AMBAC), 5.00%, 12/01/21	1,000,000	1,097,880
Chicago Board of Education, IL, GO Unlimited Bonds, (Series D), (AGM), 5.00%, 12/01/21	3,000,000	3,427,590

TOTAL SCHOOL DISTRICT		$4,525,470

TOTAL ILLINOIS		$9,235,089
INDIANA - 1.5%
MEDICAL - 1.5%
Indiana State, Finance Authority Health System, Refunding Revenue Bonds, (Series C), (Franciscan Alliance Inc., OBG), 5.00%, 11/01/21	2,000,000	2,292,560

TOTAL INDIANA		$2,292,560
LOUISIANA - 0.8%
HIGHER EDUCATION - 0.8%
Louisiana State, Public Facilities Authority, Revenue Bonds, (Loyola University, OBG), 5.00%, 10/01/19	1,000,000	1,197,280

TOTAL LOUISIANA		$1,197,280
MARYLAND - 2.4%
LEASE - 1.6%
Baltimore County, MD, Revenue Bonds, 5.00%, 10/01/21	2,000,000	2,500,200
TRANSPORTATION - 0.8%
Maryland State Department of Transportation, Refunding Revenue Bonds, 5.00%, 5/01/17	1,000,000	1,205,680
TOTAL MARYLAND		$3,705,880
MASSACHUSETTS - 4.8%
DEDICATED TAX - 1.8%
Massachusetts Bay, MA, Transportation Authority, Sales Tax Refunding Revenue Bonds, (Series C), 5.50%, 7/01/23	2,000,000	2,671,800
LEASE - 0.2%
Massachusetts State, Development Finance Agency, Lease Revenue Bonds, (Visual & Performing Arts Project), 6.00%, 8/01/16	310,000	369,660
PRE-REFUNDED/ESCROW-1.5%
Massachusetts State, School Building Authority, Sales Tax Revenue Bonds, (Series A), (AGM), 5.00%, 8/15/15	2,000,000	2,277,280
WATER - 1.3%
Massachusetts State, Water Resources Authority, Revenue Bonds, (Series B), (AGM), 5.25%, 8/01/27	1,500,000	1,989,360

TOTAL MASSACHUSETTS		$7,308,100
MICHIGAN - 5.0%
LEASE - 2.0%
Michigan State, Finance Authority, Refunding Revenue Bonds, (Series A), 5.00%, 7/01/18	2,500,000	3,060,200
SCHOOL DISTRICT - 3.0%
Ann Arbor School District, MI, GO Unlimited, Refunding Revenue Bonds, (Q-SBLF), 5.00%, 5/01/17	1,000,000	1,192,730
Dexter Community Schools, MI, GO Unlimited, Refunding Revenue Bonds, (Q-SBLF), 5.00%, 5/01/15	1,000,000	1,113,970
Lansing School District, MI, GO Unlimited, Refunding Revenue Bonds, (Q-SBLF), 4.00%, 5/01/16	2,000,000	2,214,180

TOTAL SCHOOL DISTRICT		4,520,880

TOTAL MICHIGAN		$7,581,080
NEVADA - 4.6%
DEDICATED TAX - 1.6%
Clark County, NV, Highway Improvement, Motor Vehicle Fuel Tax, Refunding Revenue Bonds, 5.00%, 7/01/18	2,000,000	2,406,180
GENERAL OBLIGATIONS - 2.2%

Clark County, NV, GO Limited Bonds, (AMBAC), 5.00%, 11/01/25	1,000,000	1,139,220
Las Vegas Valley, NV, Water District, GO Limited Bonds, (Series A), (AGM), 5.00%, 6/01/20	2,000,000	2,272,500

TOTAL GENERAL OBLIGATIONS		$3,411,720
SCHOOL DISTRICT - 0.8%
Washoe County, NV, School District, GO Limited, Refunding Revenue Bonds, (Series A), 4.00%, 6/01/18	1,000,000	1,145,020

TOTAL NEVADA		$6,962,920
NEW JERSEY - 4.8%
HIGHER EDUCATION - 0.6%
New Jersey State, Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (Stevens Institution of Technology, OBG), 5.00%, 7/01/19	775,000	860,498
LEASE - 4.2%
New Jersey Economic Development Authority, Refunding Revenue Bonds, (Series W), (School Facilities Construction), (AGM), 5.00%, 3/01/18	3,000,000	3,567,390
New Jersey Economic Development Authority, Revenue Bonds, (Series N-1), (School Facilities Construction), (AGM), 5.50%, 9/01/25	2,250,000	2,879,707

TOTAL LEASE		$6,447,097

TOTAL NEW JERSEY		$7,307,595
NEW YORK - 9.4%
DEDICATED TAX - 4.9%
New York City, NY, Transitional Finance Authority, Future Tax Secured Revenue, Refunding Revenue Bonds, (Subseries E), 5.00%, 11/01/22	4,125,000	5,124,199
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds, (Series B), (AMBAC), 5.50%, 3/15/25	1,750,000	2,344,720

TOTAL DEDICATED TAX		$7,468,919
GENERAL OBLIGATIONS - 1.4%
New York City, NY, GO Unlimited Bonds, (Series D1), 5.00%, 12/01/21	1,000,000	1,170,620
New York City, NY, GO Unlimited Bonds, (Series E-1), 6.00%, 10/15/23	750,000	954,862

TOTAL GENERAL OBLIGATIONS		$2,125,482
LEASE - 3.1%
Erie County, NY, IDA, School Facility, Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 5/01/18	1,000,000	1,200,340
New York State Urban Development Corp., State Personal Income Tax Revenue Bonds, (Series A-1), (AMBAC), 5.00%, 12/15/18	3,000,000	3,464,820

TOTAL LEASE		$4,665,160

TOTAL NEW YORK		$14,259,561
NORTH CAROLINA - 1.0%
WATER & SEWER - 1.0%
Charlotte, NC, Water & Sewer System, Refunding Revenue Bonds, 5.00%, 12/01/19	1,250,000	1,582,175

TOTAL NORTH CAROLINA		$1,582,175
OHIO - 5.1%
DEDICATED TAX - 1.1%
Hamilton County, OH, Sales Tax Revenue Bonds, (Series A), (AMBAC), 5.00%, 12/01/17	1,500,000	1,730,625
GENERAL OBLIGATIONS - 2.3%
Akron, OH, GO Limited, (AMBAC), 5.00%, 12/01/24	1,000,000	1,115,270
Akron-Summit County, OH, Public Library, GO Unlimited, Refunding Revenue Bonds, 5.00%, 12/01/20	1,960,000	2,396,433

TOTAL GENERAL OBLIGATIONS		$3,511,703
WATER & SEWER - 1.7%
Ohio State, Water Development Authority, Refunding Revenue Bonds, (Series C), (Water Pollution Center), 5.00%, 12/01/20	2,000,000	2,545,840

TOTAL OHIO		$7,788,168
PENNSYLVANIA - 4.6%
GENERAL OBLIGATIONS - 0.7%
Philadelphia, PA, GO Unlimited Bonds, (CIFG), 5.00%, 8/01/23	1,000,000	1,060,370
MEDICAL - 1.2%
Allegheny County, PA, Hospital Development Authority, Revenue Bonds, (Series A), (UPMC, OBG), 5.00%, 10/15/22	1,430,000	1,743,871
SCHOOL DISTRICT - 2.7%
Hamburg, PA, Area School District, GO Unlimited, Refunding Revenue Notes, (Series A), (AGM State Aid Withholding), 5.50%, 4/01/24	2,405,000	2,945,812
Hempfield, PA, Area School District, Westmoreland County, GO Limited Bonds, (AGM State Aid Withholding), 5.25%, 3/15/25	1,000,000	1,194,700

TOTAL SCHOOL DISTRICT		$4,140,512

TOTAL PENNSYLVANIA		$6,944,753
SOUTH CAROLINA - 0.8%
GENERAL OBLIGATIONS - 0.8%
South Carolina State, GO Unlimited, Refunding Revenue Bonds, (Series A), (SCSDE), 5.00%, 4/01/22	1,000,000	1,297,450

TOTAL SOUTH CAROLINA		$1,297,450
TENNESSEE - 2.1%
GENERAL OBLIGATIONS - 1.3%
Metropolitan Government of Nashville & Davidson County, TN, GO Unlimited, Refunding Revenue Bonds, 5.00%, 7/01/17	1,610,000	1,940,115
HIGHER EDUCATION - 0.8%
Tennessee State, School Bond Authority, Higher Educational Facilities, Refunding Revenue Bonds, (Series A), 5.00%, 5/01/19	1,035,000	1,277,314

TOTAL TENNESSEE		$3,217,429
TEXAS - 14.7%
AIRPORT - 1.3%
[5]Dallas-Fort Worth International Airport, TX, Revenue Bonds, AMT, (Series A), (National Reinsurance FGIC), 6.00%, 11/01/28	1,960,000	1,967,899
HIGHER EDUCATION - 2.9%
Texas State A&M University, Permanent University Fund, Refunding Revenue Bonds, (Series A), 5.00%, 7/01/24	3,500,000	4,441,990
MEDICAL - 4.5%
North Central Texas, Health Facility Development Corp., Refunding Revenue Bonds, (Children’s Medical Center, OBG), 5.00%, 8/15/18	1,000,000	1,189,260
Tarrant County, TX, Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, (Series A), (Texas Health Resources, OBG), 5.00%, 2/15/21	5,000,000	5,636,350

TOTAL MEDICAL		$6,825,610
SCHOOL DISTRICT - 6.0%
Lewisville, TX, Independent School District, GO Unlimited Bonds, (PSF-GTD), 5.00%, 8/15/17	1,000,000	1,167,070
San Antonio Independent School District, TX, GO Unlimited Bonds, (PSF-GTD), 5.00%, 8/15/21	5,000,000	5,648,550
Spring Independent School District, TX, GO Unlimited Bonds, (Series A), (PSF-GTD), 5.00%, 8/15/16	2,000,000	2,357,900

TOTAL SCHOOL DISTRICT		$9,173,520

TOTAL TEXAS		$22,409,019
VIRGINIA - 4.9%
HIGHER EDUCATION - 4.9%
Virginia State, College Building Authority, Educational Facilities Revenue Bonds, (Series A), (Public Higher Education Financing, OBG), 5.00%, 9/01/19	6,000,000	7,464,480

TOTAL VIRGINIA		$7,464,480
WASHINGTON - 4.0%
DEDICATED TAX - 1.5%
Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, (National Reinsurance FGIC), 5.25%, 2/01/21	1,750,000	2,223,410
GENERAL OBLIGATIONS - 0.7%

King County, WA, GO Unlimited Bonds, (Series B), (Harborview Medical Center), (AGM), 5.00%, 6/01/22	1,000,000	1,085,920
LEASE - 1.8%
Washington State, Economic Development Finance Authority, Lease Revenue Bonds, (National Reinsurance)/(Washington Biomedical, OBG)
5.00%, 6/01/23	1,510,000	1,660,245
5.25%, 6/01/21	1,000,000	1,105,770

TOTAL LEASE		$2,766,015

TOTAL WASHINGTON		$6,075,345

TOTAL MUNICIPAL BONDS (COST $136,940,396)		$145,382,987
MONEY MARKET FUND - 4.4%
[8]Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%	6,687,750	6,687,750

TOTAL MONEY MARKET FUND (COST $6,687,750)		$6,687,750

TOTAL INVESTMENTS - 99.8% (COST $143,628,146)		$152,070,737
OTHER ASSETS LESS LIABILITIES - 0.2%		353,286

TOTAL NET ASSETS - 100.0%		$152,424,023

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/(depreciation) of investments was $8,442,591. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $8,442,591 and net unrealized depreciation from investments for those securities having an excess of cost over value of $–.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1- quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$145,382,987	$—	$145,382,987
Money Market Fund	6,687,750	—	—	6,687,750

Total	$6,687,750	$145,382,987	$—	$152,070,737

Wilmington Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2012 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS - 96.5%
MARYLAND - 94.8%
CONTINUING CARE - 1.7%
Baltimore County, MD, Revenue Bonds, (Series A), (Oak Crest Village, Inc.), 5.00%, 1/01/22	$1,200,000	$1,278,348
Maryland State Health & Higher Educational Facilities Authority, (Series B), (Peninsula United Methodist), 5.25%, 10/01/13	1,000,000	692,740

TOTAL CONTINUING CARE		$1,971,088
DEDICATED TAX - 0.6%
Montgomery County, MD, Revenue Bonds, (Series A), (Department of Liquor Controls), 5.00%, 4/01/29	555,000	633,294
EDUCATION - 0.3%
[11],13Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series 2006), (Washington Christian Academy), 5.50%, 7/01/38	1,000,000	400,000
GENERAL OBLIGATIONS - 37.6%
Anne Arundel County, MD, General Improvements, GO Limited, Refunding Notes, 5.00%, 4/01/15	775,000	870,124
Anne Arundel County, MD, GO Limited Bonds, General Improvements, 4.50%, 3/01/25	2,000,000	2,218,840
Anne Arundel County, MD, GO Limited, Refunding Bonds, 5.00%, 3/01/16	495,000	508,380
Anne Arundel County, MD, Refunding Revenue Bonds, (National Business Park Project)/(County Guaranty), 5.13%, 7/01/28	2,200,000	2,360,490
Baltimore County, MD, GO Unlimited, Refunding Revenue Bonds, 4.00%, 8/01/27	1,000,000	1,126,610
Baltimore County, MD, GO Unlimited, Refunding Revenue Notes, 5.00%, 11/01/18	1,000,000	1,247,650
Cecil County, MD, GO Unlimited Bonds, (AGM), 4.00%, 12/01/16	1,000,000	1,146,370
Cecil County, MD, GO Unlimited, Refunding Revenue Bonds, 5.00%, 11/01/23	2,590,000	3,336,464
Charles County, MD, GO Unlimited, Refunding Revenue Bonds, 5.00%, 3/01/20	2,250,000	2,840,040
Frederick County, MD, GO Unlimited Bonds, 5.25%, 11/01/19	1,500,000	1,913,175
Frederick County, MD, GO Unlimited Refunding Bonds, (Series A), 5.25%, 7/01/13	735,000	769,008
Harford County, MD, Public Improvements, GO Unlimited Bonds, 4.00%, 7/01/20	2,000,000	2,361,880
Howard County, MD, GO Unlimited Bonds, (Series A), 4.00%, 2/15/24	1,475,000	1,659,685
Howard County, MD, GO Unlimited, Refunding Bonds, (Series B), 5.00%, 8/15/18	2,500,000	3,101,800
Maryland State, GO Unlimited Bonds, 5.00%, 7/15/17	2,725,000	3,305,098
Maryland State, State & Local Facilities Loan, GO Unlimited, Refunding Revenue Bonds, (Series C), 5.00%, 11/01/18	2,000,000	2,495,300
Montgomery County, MD, GO Unlimited Bonds, (Series A), 5.00%, 8/01/19	2,315,000	2,918,659
Montgomery County, MD, GO Unlimited, Refunding Notes, (Series A), 5.00%, 7/01/22	2,000,000	2,452,340
Prince Georges County, MD, GO Limited Bonds, (Series A), 5.00%, 9/15/27	2,570,000	3,194,895
Queen Anne’s County, MD, (National Reinsurance), 5.00%, 11/15/16	1,000,000	1,143,530
Washington Suburban Sanitation District, MD, GO Unlimited Bonds, 6.00%, 6/01/18	1,000,000	1,287,270

TOTAL GENERAL OBLIGATIONS		$42,257,608
HIGHER EDUCATION - 6.3%
Maryland State, Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (Johns Hopkins University, OBG), 5.00%, 7/01/24	2,000,000	2,530,060
St. Mary’s College of Maryland, Academic & Auxiliary Fee, Revenue Bonds, (Subseries A), (AMBAC), 4.50%, 9/01/30	2,250,000	2,351,678
University System, MD, Auxiliary Facility & Tuition Revenue Bonds, (Series A), 4.00%, 4/01/16	2,000,000	2,249,720

TOTAL HIGHER EDUCATION		$7,131,458
LEASE - 5.7%
Maryland State Economic Development Corp., Lease Refunding Revenue Bonds, (Dept. Transaction Headquarters), 4.00%, 6/01/21	2,570,000	3,017,874
Maryland State, Economic Development Corp., Lease Revenue Bonds, 5.00%, 6/01/19	1,000,000	1,230,940
Prince Georges County, MD, Certificate Participation, 4.00%, 10/15/15	2,000,000	2,220,020

TOTAL LEASE		$6,468,834
MEDICAL - 15.1%
Maryland State Health & Higher Educational Facilities Authority, (Frederick Memorial Hospital), 5.00%, 7/01/22	3,000,000	3,003,690
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Suburban Hospital), 5.50%, 7/01/16	600,000	643,338
Maryland State Health & Higher Educational Facilities Authority, (Series B), (University of Maryland Medical System)/(AMBAC INS), 5.00%, 7/01/15	1,740,000	1,803,980
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (Baltimore Medical Center), 5.00%, 7/01/25	1,015,000	1,180,415
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series C), (Upper Chesapeake Medical Center), 5.50%, 1/01/28	2,500,000	2,747,925
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Johns Hopkins Health System, OBG)
5.00%, 7/01/19	1,000,000	1,226,540
5.00%, 7/01/22	1,000,000	1,248,230
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Peninsula Regional Medical Center)
5.00%, 7/01/17	1,745,000	1,960,507
5.00%, 7/01/26	1,000,000	1,063,660
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Western Maryland Health System)/(National Reinsurance FHA 242), 4.00%, 1/01/18	1,935,000	2,076,661

TOTAL MEDICAL		$16,954,946
NOT-FOR-PROFIT - 2.0%

Maryland State Economic Development Corp., (Lutheran World Relief, Inc.), 5.25%, 4/01/29	2,100,000	2,206,050
PRE-REFUNDED/ESCROW - 8.3%
Anne Arundel County, MD, GO Limited, Refunding Bonds, (PRF to 3/01/13 @ 100), 5.00%, 3/01/16	505,000	519,231
Baltimore County, MD, Wastewater Project Revenue Bonds, (Series B), (National Reinsurance)/(PRF 7/01/15 @ 100), 5.00%, 7/01/22	1,290,000	1,458,874
Baltimore County, MD, Water Projects Revenue Bonds, ETM, (Series A), (FGIC INS), 5.38%, 7/01/15	775,000	846,199
Maryland State Health & Higher Educational Facilities Authority, ETM, (AMBAC INS)/(Helix Health Systems, Inc.), 5.00%, 7/01/27	3,630,000	4,577,938
Maryland State Health & Higher Educational Facilities Authority, ETM, (Howard County General Hospital, MD), 5.50%, 7/01/13	135,000	137,132
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Sheppard Pratt Health System)/(PRF 7/1/13), 5.25%, 7/01/35	500,000	521,810
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, ETM, (Frederick Memorial Hospital)/(FGIC INS), 5.25%, 7/01/13	105,000	108,712
Montgomery County, MD, GO Unlimited Bonds, (Series A), (PRF 5/1/17 @ 100), 5.00%, 5/01/19	1,000,000	1,210,020

TOTAL PRE-REFUNDED/ESCROW		$9,379,916
TRANSPORTATION - 15.4%
Baltimore City, MD, Refunding Revenue Bonds, (Series A), (National Reinsurance FGIC), 5.25%, 7/01/17	1,000,000	1,126,420
Maryland State Department of Transportation, County Transportation, Revenue Bonds, 5.50%, 2/01/17	1,785,000	2,175,683
Maryland State Department of Transportation, Refunding Revenue Bonds, 5.00%, 5/01/17	2,000,000	2,411,360
Maryland State Department of Transportation, Revenue Bonds
5.00%, 2/15/17	1,590,000	1,904,995
5.50%, 2/01/16	1,000,000	1,176,620
Maryland State Transportation Authority, Facilities Project Revenue, Refunding Bonds, 5.00%, 7/01/18	2,500,000	3,068,250
Montgomery County, MD, Parking Refunding Revenue Bonds
4.00%, 6/01/15	1,385,000	1,521,284
4.00%, 6/01/16	1,440,000	1,625,371
5.00%, 6/01/21	1,820,000	2,300,080

TOTAL TRANSPORTATION		$17,310,063
WATER & SEWER - 1.8%
Baltimore County, MD, Wastewater Project Revenue Bonds, (National Reinsurance FGIC), 6.00%, 7/01/15	545,000	590,366
Baltimore, MD, Wastewater Project Revenue Bonds, (Series A), 5.00%, 7/01/22	1,135,000	1,428,692

TOTAL WATER & SEWER		$2,019,058

TOTAL MARYLAND		$106,732,315
PUERTO RICO - 1.7%
PRE-REFUNDED/ESCROW - 1.7%
Puerto Rico Public Finance Corp., (Series A), (AMBAC INS), 5.38%, 6/01/19	1,500,000	1,911,810

TOTAL PUERTO RICO		$1,911,810

TOTAL MUNICIPAL BONDS (COST $103,232,199)		$108,644,125

MONEY MARKET FUND - 2.7%
[8]Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%	3,011,169	3,011,169

TOTAL MONEY MARKET FUND (COST $3,011,169)		$3,011,169

TOTAL INVESTMENTS - 99.2% (COST $106,243,368)		$111,655,294
OTHER ASSETS LESS LIABILITIES - 0.8%		851,966

TOTAL NET ASSETS - 100.0%		$112,507,260

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/(depreciation) of investments was $5,411,926. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $6,289,746 and net unrealized depreciation from investments for those securities having an excess of cost over value of $877,820.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$108,644,125	$—	$108,644,125
Money Market Fund	3,011,169	—	—	3,011,169

Total	$3,011,169	$108,644,125	$—	$111,655,294

Wilmington New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2012 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS - 100.1%
NEW YORK - 100.1%
DEDICATED TAX - 8.4%
Metropolitan Transportation Authority, NY, Dedicated Tax Fund, Refunding Revenue Bonds, (Subseries B-2), 5.00%, 11/01/16	$1,000,000	$1,183,800
New York State Local Government Assistance Corp., Refunding Revenue Bonds, (Series A), (GO of Corp.), 5.00%, 4/01/20	3,000,000	3,774,510
New York State Thruway Authority, State Personal Income Tax Revenue, (Series A)
5.00%, 3/15/27	1,000,000	1,192,370
5.25%, 3/15/23	2,500,000	2,991,750

TOTAL DEDICATED TAX		$9,142,430
GENERAL OBLIGATIONS - 14.9%
New York City, NY, GO Unlimited Bonds, (Subseries G-1), 5.00%, 4/01/19	3,000,000	3,670,110
New York City, NY, GO Unlimited, Refunding Bonds, (Series B), 5.75%, 8/01/14	1,555,000	1,562,060
New York City, NY, GO Unlimited, Refunding Revenue Bonds, (Series E), 5.00%, 8/01/17	1,215,000	1,458,219
New York State Municipal Bond Bank Agency, Recovery Act, Refunding Revenue Bonds, (Subseries B1), (AGM GO of Bond Bank), 5.00%, 4/15/21	3,000,000	3,548,880
New York State, GO Unlimited Bonds, (Series E), 5.00%, 12/15/21	2,090,000	2,678,899
Southampton Town, NY, Public Improvement, GO Limited, Refunding Revenue Bonds, 4.00%, 10/01/15	1,385,000	1,539,414
Westchester County, NY, GO Unlimited, Refunding Revenue Bonds, (Series A), 5.00%, 10/15/17	1,425,000	1,737,274

TOTAL GENERAL OBLIGATIONS		$16,194,856
HIGHER EDUCATION - 4.0%
New York State Dormitory Authority, Non-State Supported Debt, Refunding Revenue Bonds, (Yeshiva University, OBG), 5.00%, 9/01/26	1,000,000	1,147,010
New York State Dormitory Authority, State University Educational Facilities, Refunding Revenue Bonds, (Series A), 7.50%, 5/15/13	3,000,000	3,171,150

TOTAL HIGHER EDUCATION		$4,318,160
LEASE - 27.1%
Erie County, NY, IDA, School Facility Revenue Bonds, (Series A), (School District Buffalo Project)/(State Aid Withholding), 5.00%, 5/01/23	3,000,000	3,628,530
Erie County, NY, IDA, School Faculty Revenue Bonds, (Series A), (AGM), 5.75%, 5/01/21	1,000,000	1,185,190
Erie County, NY, IDA, School Faculty Revenue, Refunding Bonds, (State Aid Withholding), 5.00%, 5/01/17	1,000,000	1,180,960
Grand Central, NY, District Management Association, Inc., 5.00%, 1/01/21	1,000,000	1,055,030
Monroe County, NY, IDA, Rochester School Modernization Project, School Facility Revenue Bonds, (Series A), 5.00%, 5/01/16	2,000,000	2,301,520
New York City, NY, Transitional Finance Authority, Building Aid Revenue Bonds, (Series S-5), (State Aid Withholding), 5.00%, 1/15/27	2,000,000	2,342,500
New York State Dormitory Authority Lease Revenue, Refunding Bonds, (Series A), (Mental Health Services Facilities), 5.00%, 8/15/24	2,000,000	2,379,700
New York State Dormitory Authority, State Supported Debt, Mental Health Services Facilities, Revenue Bonds, (Series D), (National-Reinsurance FGIC State Appropriations), 5.00%, 2/15/23	2,000,000	2,196,880
New York State Dormitory Authority, State Supported Debt, Revenue Bonds, (AGM), 5.00%, 7/01/18	1,000,000	1,170,980
New York State Local Government Assistance Corp., Refunding Revenue Bonds, (Series A), 5.00%, 4/01/16	2,000,000	2,325,220
New York State Urban Development Corp., Service Contract Obligation, Refunding Revenue Bonds, (Series B), 5.25%, 1/01/23	5,500,000	6,558,640
Tobacco Settlement Financing Corp., NY, Asset-Backed Series, (Series A-1), 5.50%, 6/01/19	3,075,000	3,205,472

TOTAL LEASE		$29,530,622
MEDICAL - 4.5%
Monroe County, NY, IDA, (Highland Hospital Rochester Project), 5.00%, 8/01/22	1,000,000	1,055,240
New York State Dormitory Authority, Health, Hospital, Nursing Home Improvement Revenue Bonds, (AMBAC FHA INS), 5.10%, 2/01/19	910,000	912,748
New York State Dormitory Authority, Non-State Supported Debt, Refunding Revenue Bonds, (Series A), (North Shore Long Island Jewish, OBG)
5.00%, 5/01/16	1,000,000	1,140,690
5.00%, 5/01/17	1,300,000	1,512,303
Tompkins, NY, Healthcare Corp., (FHA INS), 10.80%, 2/01/28	210,000	224,480

TOTAL MEDICAL		$4,845,461
NOT-FOR-PROFIT - 1.0%
New York City, NY, Trust for Cultural Resources, Refunding Revenue Bonds, (Series A), 5.00%, 4/01/15	1,000,000	1,120,470
PRE-REFUNDED/ESCROW - 4.3%
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, ETM, (Series Y), (CAPMAC - ITC GO of Authority), 6.13%, 1/01/21	3,500,000	4,714,605
SCHOOL DISTRICT - 17.3%
Greece, NY, Central School District, GO Unlimited, Refunding Revenue Bonds, (Series A), (State Aid Withholding), 5.00%, 6/15/18	1,000,000	1,196,140
New Rochelle City School District, NY, GO Limited, Refunding Revenue Bonds, (State Aid Withholding)
4.00%, 9/01/15	1,195,000	1,322,339
4.00%, 9/01/16	1,000,000	1,134,250
5.00%, 9/01/17	1,530,000	1,848,194
New York State Dormitory Authority, Non-State Supported Debt, School District Board Funding Program, Refunding Revenue Bonds, (Series C), (State Aid Withholding)/(GO of Authority), 7.25%, 10/01/28	3,000,000	3,820,380
New York State Dormitory Authority, Non-State Supported Debt, School District Board Funding Program, Revenue Bonds, (Series B), (Assured Guaranty State Aid Withholding), 5.25%, 10/01/23	2,000,000	2,433,920

New York State Dormitory Authority, School Districts Financing Program, (Series D), (National Reinsurance State Aid Withholding), 5.50%, 10/01/17	895,000	901,274
New York State, Dormitory Authority Non State Supported Debt, Revenue Bonds, (Series H), (School District Funding Program)/(AGM State Aid Withholding), 5.00%, 10/01/23	2,500,000	2,955,600
Pittsford Central School District, NY, GO Unlimited, Refunding Revenue Bonds, (Series B), (State Aid Withholding), 5.00%, 12/15/24	1,390,000	1,741,531
Rye City School District, NY, GO Unlimited, Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 8/15/15	1,280,000	1,419,162

TOTAL SCHOOL DISTRICT		$18,772,790
TRANSPORTATION - 3.3%
Metropolitan Transportation Authority, NY, Revenue Bonds, (Series B), 5.00%, 11/15/22	1,000,000	1,156,780
New York State Thruway Authority, Local Highway & Bridge, Refunding Revenue Bonds, 5.00%, 4/01/18	1,035,000	1,243,532
New York State Thruway Authority, Local Highway & Bridge, Refunding Revenue Bonds, 5.00%, 4/01/16	1,000,000	1,153,140

TOTAL TRANSPORTATION		$3,553,452
WATER & SEWER - 15.3%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Refunding Revenue Bonds, (Series BB), 5.00%, 6/15/27	5,000,000	5,837,900
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, (Series C), (National Reinsurance), 5.00%, 6/15/27	3,000,000	3,353,850
New York State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, Pooled Financing Program, (Series B), 5.00%, 11/15/18	1,450,000	1,568,581
New York State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, Refunding Revenue Bonds, 5.00%, 6/15/17	1,020,000	1,232,497
New York State Environmental Facilities Corp., State Clean Water & Drinking, Refunding Revenue Bonds, (Subseries A), 5.00%, 6/15/24	2,500,000	3,165,750
New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue Bonds, (Series B), 5.00%, 8/15/16	1,235,000	1,458,238

TOTAL WATER & SEWER		$16,616,816

TOTAL NEW YORK		$108,809,662

TOTAL MUNICIPAL BONDS (COST $101,957,686)		$108,809,662
MONEY MARKET FUND - 3.6%
[8]Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%	3,886,278	3,886,278

TOTAL MONEY MARKET FUND (COST $3,886,278)		$3,886,278

TOTAL INVESTMENTS - 103.7% (COST $105,843,964)		$112,695,940
OTHER LIABILITIES LESS ASSETS - (3.7%)		(4,066,083)

TOTAL NET ASSETS - 100.0%		$108,629,857

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/(depreciation) of investments was $6,851,976. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $6,857,105 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,129.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$108,809,662	$—	$108,809,662
Money Market Fund	3,886,278	—	—	3,886,278

Total	$3,886,278	$108,809,662	$—	$112,695,940

Wilmington Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2012 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS - 95.9%
PENNSYLVANIA - 95.9%
DEDICATED TAX - 1.2%
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, Regional Asset District, Sales Tax Refunding Revenue Bonds, (AGM), 5.00%, 2/01/23	$1,000,000	$1,165,200
GENERAL OBLIGATIONS - 16.4%
Allegheny County, PA, GO Unlimited, (Series C-57), (National Reinsurance FGIC), 5.00%, 11/01/22	2,000,000	2,171,680
Commonwealth of Pennsylvania, GO Unlimited, Refunding Revenue Bonds, 5.00%, 7/01/18	2,500,000	3,074,700
Lower Merion Township, PA, GO Unlimited, Refunding Revenue Bonds, (Series A)
5.00%, 1/01/17	1,470,000	1,746,889
5.00%, 1/01/18	1,445,000	1,756,239
Pennsylvania State, GO Unlimited Bonds
5.00%, 10/01/15	1,235,000	1,412,321
5.00%, 11/15/23	2,000,000	2,510,900
Philadelphia, PA, GO Unlimited, Refunding Revenue Bonds, (Series A)
5.00%, 9/15/19	1,000,000	1,196,520
5.00%, 9/15/21	2,040,000	2,436,556

TOTAL GENERAL OBLIGATIONS		$16,305,805
HIGHER EDUCATION - 22.7%
Huntingdon County, PA, General Authority Refunding Revenue Bonds, (Series A), (Juniata College), 5.00%, 5/01/27	1,765,000	1,991,626
Lancaster, PA, Higher Education Authority, College Revenue, Refunding Bonds, (Franklin & Marshall College), 5.00%, 4/15/18	2,350,000	2,651,599
Montgomery County, PA, Higher Education & Health Authority Hospital, (Series FF1), (Dickinson College)/(CIFG INS)
5.00%, 5/01/19	1,420,000	1,570,903
5.00%, 5/01/20	1,490,000	1,634,769
Pennsylvania State Higher Education Facilities Authority, (Series EE 1), (York College of PA)/(XLCA), 5.00%, 11/01/18	1,020,000	1,118,828
Pennsylvania State Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (University of Pennsylvania, OBG), 5.00%, 9/01/19	1,000,000	1,247,910
Pennsylvania State Higher Educational Revenue, (National Reinsurance FGIC)/(Drexel University), 5.00%, 5/01/27	1,250,000	1,358,200
Pennsylvania State, Higher Educational Facilities Authority, Refunding Revenue Bonds, (Bryn Mawr College), 5.00%, 12/01/17	4,500,000	5,470,920
Pennsylvania State, Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (Ursinus College, OBG)
5.00%, 1/01/23	1,620,000	1,886,684
5.00%, 1/01/25	1,000,000	1,144,890
State Public School Building Authority, PA, College Revenue Bonds, (Harrisburg Area Community College, OBG), 5.00%, 10/01/19	2,150,000	2,483,057

TOTAL HIGHER EDUCATION		$22,559,386
LEASE - 6.9%
Berks County, PA, Vocational Technical School Authority, Refunding Revenue Bonds, (National-Reinsurance), 5.00%, 6/01/14	1,655,000	1,766,050
Philadelphia Redevelopment Authority, PA, Transportation Initiative, Refunding Revenue Bonds, 5.00%, 4/15/24	3,000,000	3,488,670
Philadelphia, PA, Redevelopment Authority, (Series C), (National Reinsurance FGIC), 5.00%, 4/15/27	1,500,000	1,560,630

TOTAL LEASE		$6,815,350
MEDICAL - 9.9%
Central Bradford Progress Authority, PA, Refunding Revenue Bonds, (Guthrie Healthcare System, OBG), 5.00%, 12/01/26	2,000,000	2,294,660
Lancaster County, PA, Hospital Authority, (Series B), (Lancaster General Hospital), 5.00%, 3/15/23	1,770,000	1,960,594
Lancaster County, PA, Hospital Authority, Refunding Revenue Bonds, (Series B), (Lancaster General Hospital, OBG), 5.00%, 3/15/19	1,485,000	1,698,587
Pennsylvania State Higher Educational Facilities Authority, Revenue Bonds, (Series A), (University of Pennsylvania Health System, OBG), 5.00%, 8/15/24	2,000,000	2,408,940
Pennsylvania State, Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (University of Pennsylvania Health System, OBG), 5.00%, 8/15/18	1,200,000	1,435,404

TOTAL MEDICAL		$9,798,185
PRE-REFUNDED/ESCROW - 10.7%
Bucks County, PA, IDA, Refunding Revenue Bonds, ETM, (Series A), (Senior Lifestyles, Inc., OBG), 10.00%, 5/15/19	4,775,000	7,506,968
Pennsylvania Convention Center Authority, Revenue Bonds, ETM, (Series A), (FGIC INS), 6.00%, 9/01/19	2,410,000	3,114,612

TOTAL PRE-REFUNDED/ESCROW		$10,621,580
SCHOOL DISTRICT - 14.6%
Eastern York, PA, School District, GO Unlimited Bonds, (Series A), (FSA State Aid Withholding), 5.00%, 9/01/24	1,200,000	1,368,708
Hempfield, PA, School District, GO Unlimited Bonds, (Series B), (National Reinsurance FGIC State Aid Withholding), 5.00%, 10/15/18	2,650,000	2,910,098
Mifflin County, PA, School District, GO Unlimited, (National-IBC XLCA State Aid Withholding), 7.50%, 9/01/26	2,000,000	2,505,800
Muhlenberg, PA, School District, GO Unlimited, Revenue Bonds, (Series A), (State Aid Withholding), 5.00%, 9/01/16	1,000,000	1,158,120
Philadelphia, PA, School District, GO Unlimited, (Series D), (FSA State Aid Withholding), 5.50%, 6/01/17	1,300,000	1,540,799
Pittsburgh Public Schools, PA, GO Unlimited, Refunding Revenue Bonds, (Series A), (State Aid Withholding), 5.00%, 9/01/16	1,500,000	1,739,595
Pittsburgh School District, PA, GO Unlimited Bonds, (Series A), (AGM State Aid Withholding), 5.00%, 9/01/21	1,775,000	2,153,181
Tredyffrin-Easttown, PA, School District, GO Unlimited Bonds, Refunding Bonds, (State Aid Withholding), 5.00%, 2/15/15	1,000,000	1,116,030

TOTAL SCHOOL DISTRICT		$14,492,331
TRANSPORTATION - 9.1%
Allegheny County Port Authority, PA, Special Refunding Revenue Bonds, 5.00%, 3/01/16	1,000,000	1,136,350
Delaware River Joint Toll Bridge Commission, PA, Refunding Revenue Bonds, 5.25%, 7/01/18	1,500,000	1,561,260
Pennsylvania State Turnpike Commission, Refunding Revenue Bonds, (Series B), 5.00%, 12/01/21	2,400,000	2,862,408
Pittsburgh, PA, Public Parking Authority, Refunding Revenue Bonds, (Series A), (National Reinsurance FGIC), 5.00%, 12/01/20	2,565,000	2,712,436

Southeastern Pennsylvania Transportation Authority, Refunding Revenue Bonds, 5.00%, 3/01/28	650,000	745,407

TOTAL TRANSPORTATION		$9,017,861
WATER & SEWER - 4.4%
Allegheny County Sanitary Authority, PA, Sewer Revenue Bonds, (Series A), (National-Reinsurance), 5.00%, 12/01/30	2,000,000	2,209,800
Erie Sewer Authority, PA, Revenue Bonds, 4.63%, 12/01/24	2,000,000	2,202,620

TOTAL WATER & SEWER		$4,412,420

TOTAL PENNSYLVANIA		$95,188,118

TOTAL MUNICIPAL BONDS (COST $88,831,377)		$95,188,118
MONEY MARKET FUND - 3.2%
[8]Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%	3,136,061	3,136,061

TOTAL MONEY MARKET FUND (COST $3,136,061)		$3,136,061

TOTAL INVESTMENTS - 99.1% (COST $91,967,438)		$98,324,179
OTHER ASSETS LESS LIABILITIES - 0.9%		895,085

TOTAL NET ASSETS - 100.0%		$99,219,264

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/(depreciation) of investments was $6,356,741. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $6,356,741 and net unrealized depreciation from investments for those securities having an excess of cost over value of $–.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$95,188,118	$—	$95,188,118
Money Market Fund	3,136,061	—	—	3,136,061

Total	$3,136,061	$95,188,118	$—	$98,324,179

Wilmington Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2012 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS - 99.2%
PUERTO RICO - 0.3%
PRE-REFUNDED/ESCROW - 0.3%
Puerto Rico Highway and Transportation Authority, (Series W), 5.50%, 7/01/13	$60,000	$62,931

TOTAL PUERTO RICO		$62,931
VIRGINIA - 98.9%
GENERAL OBLIGATIONS - 49.4%
Alexandria, VA, GO Unlimited Bonds, (Series B), (State Aid Withholding), 5.00%, 6/15/18	500,000	618,480
Chesterfield County, VA, GO Unlimited, Refunding Revenue Bonds, (Series B), (State Aid Withholding), 5.00%, 1/01/24	500,000	637,765
Falls Church, VA, GO Unlimited, Refunding Revenue Bonds, 4.00%, 8/01/17	1,000,000	1,163,630
Hampton, VA, GO Unlimited, Refunding Revenue Bonds, (Series A), (State Aid Withholding), 5.00%, 4/01/24	1,000,000	1,257,970
Hanover County, VA, Public Improvements, GO Unlimited, Refunding Bonds, 5.00%, 7/15/19	110,000	137,980
Henrico County, VA, GO Unlimited, Refunding Bonds, 5.00%, 7/15/19	600,000	756,270
Leesburg, VA, GO Unlimited, Refunding Revenue Bonds, (Series A), 5.00%, 1/15/24	500,000	617,595
Loudoun County, VA, GO Unlimited Bonds, (Series A), 5.00%, 7/01/25	400,000	487,684
Loudoun County, VA, GO UT, (Series B), (State Aid Withholding), 5.25%, 12/01/14	500,000	557,315
Newport News, VA, GO Unlimited Bonds, Refunding Notes, (Series 2007A), 5.00%, 3/01/19	100,000	120,244
Norfolk, VA, GO Unlimited Bonds, (Series C), 5.00%, 4/01/16	1,155,000	1,343,369
Poquoson, VA, GO Unlimited, Refunding Revenue Bonds, 5.00%, 2/15/18	500,000	605,580
Prince William County, VA, GO Unlimited, Refunding Revenue Bonds, (Series A), 5.00%, 8/01/27	620,000	831,538
Virginia Beach, Public Improvement, GO Unlimited Bonds, (Series B), 5.00%, 5/01/20	400,000	464,600
Virginia Beach, VA, GO Unlimited, Refunding Revenue Bonds, (Series B), (State Aid Withholding), 5.00%, 4/01/24	500,000	631,890

TOTAL GENERAL OBLIGATIONS		$10,231,910
HIGHER EDUCATION - 2.7%
Virginia College Building Authority, Educational Facilities, Refunding Revenue Bonds, (Series B), (University of Richmond, OBG), 5.00%, 3/01/21	250,000	314,262
Virginia College Building Authority, Educational Facilities, Revenue Bonds, (Series A), (Public Higher Education Funding Program), 5.00%, 9/01/23	200,000	237,670

TOTAL HIGHER EDUCATION		$551,932
LEASE - 22.2%
Fairfax County, VA, EDA, Refunding Revenue Bonds, (Series A), (Laurel Hill Public Facilities Projects), 5.00%, 6/01/17	750,000	896,168
Frederick County, VA, IDA, Revenue Bonds, (AMBAC INS), 5.00%, 12/01/14	455,000	499,094
Henrico County, VA, EDA, Refunding Revenue Bonds, (Series B), 4.50%, 8/01/21	325,000	387,429
Virginia State, Public Building Authority, Public Facility Revenue Bonds, (Series B)
5.00%, 8/01/16	135,000	158,401
5.00%, 8/01/23	500,000	575,340
Virginia State, Public School Authority, Revenue Bonds, (Series B), (School Financing-1997 Resolution)/(National-Reinsurance), 5.00%, 8/01/26	400,000	465,980
Virginia State, Resources Authority Infrastructure, Revenue Bonds, (Series A), 5.00%, 11/01/17	1,000,000	1,221,150
Virginia State, Resources Authority Infrastructure, Revenue Bonds, (Series A), (VA Pooled Funding Program), 4.00%, 11/01/21	350,000	395,318

TOTAL LEASE		$4,598,880
MEDICAL - 4.9%
Fairfax County, VA, IDA, Refunding Revenue Bonds, (Inova Health System), 5.25%, 8/15/19	500,000	584,475
Fairfax County, VA, IDA, Revenue Bonds, (Inova Health System), 5.00%, 8/15/23	250,000	309,365
Virginia Beach, Development Authority, (Virginia Beach, VA General Hospital)/(AMBAC INS), 5.13%, 2/15/18	110,000	129,389

TOTAL MEDICAL		$1,023,229
PRE-REFUNDED/ESCROW - 4.7%
Fairfax County, VA, Water Authority Revenue Bonds, ETM, (Escrowed in U.S. Treasuries, COL), 5.80%, 1/01/16	375,000	409,916
Henrico County, VA, EDA, Revenue Bonds, (Series A), (Obligated Group)/(Bon Secours Health System, Inc., St. Francis Medical)/(State and Local Government PRF 11/15/12 @ 100), 5.60%, 11/15/30	5,000	5,079
Southeastern Public Service Authority, VA, Prerefunded Revenue Bonds, ETM, (AMBAC), 5.00%, 7/01/15	255,000	281,321
Southeastern Public Service Authority, VA, Refunding Revenue Bonds, ETM, (AMBAC), 5.00%, 7/01/15	245,000	269,468

TOTAL PRE-REFUNDED/ESCROW		$965,784
SCHOOL DISTRICT - 5.7%
Fauquier County, VA, GO Unlimited, Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 7/15/20	1,000,000	1,186,320
TRANSPORTATION - 2.7%
Virginia Commonwealth Transportation Board, Federal Highway Reimbursement, Revenue Bonds, Anticipation Notes, 5.00%, 9/28/15	500,000	569,585
WATER & SEWER - 6.6%
Henrico County, VA, Water & Sewer Revenue, Refunding Bonds, 5.00%, 5/01/24	550,000	659,758
Upper Occoquan Sewage Authority, VA, (Series A), (National Reinsurance), 5.15%, 7/01/20	575,000	698,591

TOTAL WATER & SEWER		$1,358,349

TOTAL VIRGINIA		$20,485,989

TOTAL MUNICIPAL BONDS (COST $19,319,633)		$20,548,920
MONEY MARKET FUND - 0.2%
[8]Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%	33,558	33,558

TOTAL MONEY MARKET FUND (COST $33,558)		$33,558

TOTAL INVESTMENTS - 99.4% (COST $19,353,191)		$20,582,478
OTHER ASSETS LESS LIABILITIES - 0.6%		135,478

TOTAL NET ASSETS - 100.0%		$20,717,956

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/(depreciation) of investments was $1,229,287. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,229,287 and net unrealized depreciation from investments for those securities having an excess of cost over value of $–.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$20,548,920	$—	$20,548,920
Money Market Fund	33,558	—	—	33,558

Total	$33,558	$20,548,920	$—	$20,582,478

Wilmington Prime Money Market Fund

PORTFOLIO OF INVESTMENTS

July 31, 2012 (unaudited)

Description	Par Value	Value
4ASSET BACKED COMMERCIAL PAPER - 7.5%
MetLife Short Term Funding LLC
[6,7]0.22%, 9/12/2012	$24,500,000	$24,493,711
[6,7]0.23%, 10/10/2012	39,605,000	39,587,288
Old Line Funding LLC
[6,7]0.23%, 8/6/2012	50,000,000	49,998,403
[6,7]0.36%, 1/7/2013	50,000,000	49,920,500
Straight-A Funding LLC
0.18%, 8/13/2012	32,152,000	32,150,071
0.18%, 10/23/2012	65,000,000	64,973,025

TOTAL ASSET BACKED COMMERCIAL PAPER (COST $261,122,998)		$261,122,998

CERTIFICATE OF DEPOSIT - 7.2%
Bank of Montreal, CHI, 0.20%, 8/23/2012	100,000,000	100,000,000
Bank of Nova Scotia, HOU, 0.34%, 12/10/2012	50,000,000	50,000,000
Westpac Banking Corp., 0.20%, 9/6/2012	98,825,000	98,823,024

TOTAL CERTIFICATE OF DEPOSIT (COST $248,823,024)		$248,823,024

CORPORATE NOTES & BONDS - 0.7%
[1,6,7]American Honda Finance Corp., 0.71%, 1/17/2013	25,000,000	25,000,000

TOTAL CORPORATE NOTES & BONDS (COST $25,000,000)		$25,000,000

[4] FINANCIAL COMPANY COMMERCIAL PAPER - 15.0%
Australia & New Zealand Banking Group Ltd.
[6,7]0.18%, 8/6/2012	50,000,000	49,998,750
[6,7]0.18%, 8/9/2012	50,000,000	49,998,000
[6,7]Commonwealth Bank of Australia, 0.19%, 8/9/2012	50,000,000	49,997,889
JP Morgan Chase & Co., 0.25%, 10/4/2012	100,000,000	99,955,555
[6,7]National Australia Funding Delaware Inc, 0.20%, 8/7/2012	100,000,000	99,996,792
PNC Bank NA
0.20%, 8/20/2012	42,300,000	42,295,535
0.22%, 9/13/2012	50,000,000	49,986,861
[6,7]Principal Life Insurance Co., 0.18%, 8/9/2012	25,000,000	24,999,000
Toyota Motor Credit Corp., 0.23%, 11/28/2012	50,000,000	49,961,986

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (COST $517,190,368)		$517,190,368

4MUNICIPAL COMMERCIAL PAPER - 7.3%
Alaska Housing Finance Corp., 0.23%, 9/5/2012	32,100,000	32,092,822
Catholic Health Initiatives, CO, (Series B), 0.30%, 10/3/2012	23,000,000	23,000,000
Howard County, MD, (Series 2011), (State Street Bank, LIQ), 0.18%, 8/2/2012	69,034,000	69,034,000
Montgomery County, MD, (Series 09-B), 0.20%, 8/10/2012	40,000,000	40,000,000
St Joseph County, IN, (JP Morgan Chase), 0.20%, 8/7/2012	32,016,000	32,014,933
University of California Revenue
0.20%, 8/15/2012	25,000,000	24,998,055
0.20%, 8/28/2012	30,000,000	29,995,500

TOTAL MUNICIPAL COMMERCIAL PAPER (COST $251,135,310)		$251,135,310

MUNICIPAL NOTES & BONDS - 3.8%
Chicago Board of Education, IL, GO Unlimited Bonds, (Series B) Weekly VRDNs, (Wells Fargo Bank N.A., LOC), 0.16%, 8/2/2012	20,000,000	20,000,000
Massachusetts State, GO Unlimited, Revenue Bonds, (Series B) Daily VRDNs, (JP Morgan Chase Bank, SPA), 0.17%, 8/1/2012	30,200,000	30,200,000
Parish of St James, LA, Revenue Bonds, (Series B-1) Weekly VRDNs, (Nucor Corp.)/(Nucor Steel Louisiana LLC, OBG), 0.16%, 8/1/2012	37,100,000	37,100,000
Texas Transportation Commission, GO Unlimited Bonds, (Series B) Weekly VRDNs, (State Street/Calpers, SPA), 0.14%, 8/1/2012	43,200,000	43,200,000

TOTAL MUNICIPAL NOTES & BONDS (COST $130,500,000)		$130,500,000

[4] OTHER COMMERCIAL PAPER - 25.5%
Baker Hughes, Inc.
[6,7]0.20%, 9/12/2012	25,200,000	25,194,120
[6,7]0.25%, 10/10/2012	25,000,000	24,987,847
[6,7]BASF SE, 0.19%, 9/18/2012	50,000,000	49,987,333
[1,6,7]BP Capital Markets PLC, 0.67%, 2/8/2013	25,000,000	25,000,000
Coca Cola Enterprises, Inc.
[6,7]0.20%, 9/6/2012	50,000,000	49,990,000
[6,7]0.24%, 10/17/2012	50,000,000	49,974,333
EI Du Pont de Nemours & Co.
[6,7]0.18%, 8/14/2012	60,000,000	59,996,100
[6,7]0.19%, 8/13/2012	20,000,000	19,998,733
General Electric Co., 0.18%, 9/26/2012	100,000,000	99,972,000
Honeywell International, Inc.
[6,7]0.25%, 9/25/2012	25,000,000	24,990,452
[6,7]0.30%, 12/28/2012	14,500,000	14,482,008
Motiva Enterprises LLC
0.19%, 8/2/2012	69,000,000	68,999,636
0.19%, 8/6/2012	25,000,000	24,999,340
[6,7]Nestle Capital Corp., 0.26%, 10/1/2012	80,000,000	79,964,756
[6,7]Novartis Securities Investment Ltd, 0.18%, 9/4/2012	75,000,000	74,987,250
[6,7]Philip Morris International, Inc., 0.18%, 9/27/2012	40,000,000	39,988,600
[6,7]Sanofi, 0.21%, 9/28/2012	100,000,000	99,966,167
[6,7]Siemens Capital Co., LLC, 0.16%, 8/23/2012	50,000,000	49,995,111

TOTAL OTHER COMMERCIAL PAPER (COST $883,473,786)		$883,473,786

U.S. GOVERNMENT AGENCY & OBLIGATIONS - 12.9%
Federal Farm Credit Bank
[1]0.24%, 8/22/2012	65,000,000	64,999,622
[1]0.27%, 10/12/2012	60,000,000	60,000,000
[1]0.35%, 4/22/2013	50,000,000	50,069,086
Federal Home Loan Bank
[2]0.12%, 8/3/2012	50,000,000	49,999,667
0.15%, 2/6/2013	63,000,000	62,985,586
[1]0.20%, 11/23/2012	47,000,000	46,997,077
[1]Federal Home Loan Mortgage Corporation, 0.20%, 6/17/2013	50,000,000	50,008,989
[1]Federal National Mortgage Association, 0.22%, 11/8/2013	60,200,000	60,184,978

TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $445,245,005)		$445,245,005

REPURCHASE AGREEMENTS - 20.2%
Credit Suisse First Boston LLC, 0.15%, dated 7/31/12, due 8/01/12, repurchase price $170,000,708, collateralized by U.S. Treasury Securities 0.25% to 1.25%, maturing 1/31/14 to 9/30/15; total market value of $173,403,362.	170,000,000	170,000,000
Deutsche Bank Securities, Inc., 0.18%, dated 7/31/12, due 8/01/12, repurchase price $360,001,800, collateralized by U.S. Government Securities 0.00% to 3.88%, maturing 9/21/12 to 6/28/27; total market value of $368,653,146.	360,000,000	360,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.16%, dated 7/31/12, due 8/01/12, repurchase price $170,000,756, collateralized by a U.S. Treasury Security 1.25%, maturing 3/15/14; total market value of $173,400,056.	170,000,000	170,000,000

TOTAL REPURCHASE AGREEMENTS (COST $700,000,000)		$700,000,000

TOTAL INVESTMENTS - 100.1% (COST $3,462,490,491)		$3,462,490,491
OTHER LIABILITIES LESS ASSETS - (0.1%)		(2,688,349)

TOTAL NET ASSETS - 100.0%		$3,459,802,142

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset Backed Commercial Paper	$—	$261,122,998	$—	$261,122,998
Certificate of Deposit	—	248,823,024	—	248,823,024
Corporate Notes & Bonds	—	25,000,000	—	25,000,000
Financial Company Commercial Paper	—	517,190,368	—	517,190,368
Municipal Commercial Paper	—	251,135,310	—	251,135,310
Municipal Notes & Bonds	—	130,500,000	—	130,500,000
Other Commercial Paper	—	883,473,786	—	883,473,786
U.S. Government Agency & Obligations	—	445,245,005	—	445,245,005
Repurchase Agreements	—	700,000,000	—	700,000,000

Total	$—	$3,462,490,491	$—	$3,462,490,491

Wilmington U.S. Government Money Market Fund

PORTFOLIO OF INVESTMENTS

July 31, 2012 (unaudited)

Description	Par Value	Value
U.S. GOVERNMENT AGENCY & OBLIGATIONS - 71.3%
FEDERAL FARM CREDIT BANK (FFCB) - 7.3%
[2]0.11%, 9/13/12	$25,000,000	$24,996,716
[1]0.15%, 10/31/12	25,000,000	25,000,000
[1]0.24%, 2/22/13	13,845,000	13,850,902
[1]0.24%, 8/22/12	100,000,000	99,999,418
[1]0.28%, 9/20/12	59,500,000	59,510,811
[1]0.35%, 4/22/13	50,000,000	50,069,086

TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$273,426,933
FEDERAL HOME LOAN BANK (FHLB) - 23.8%
[2]0.12%, 8/03/12	100,000,000	99,999,333
[2]0.12%, 8/08/12	52,500,000	52,498,775
[2]0.14%, 9/19/12	124,800,000	124,778,086
[2]0.15%, 10/26/12	94,000,000	93,966,317
0.15%, 11/26/12	50,000,000	49,997,934
[2]0.16%, 10/31/12	45,000,000	44,982,369
[2]0.16%, 11/14/12	50,000,000	49,976,667
[2]0.16%, 11/16/12	50,000,000	49,976,222
[2]0.18%, 10/16/12	50,000,000	49,981,000
[1]0.20%, 11/23/12	48,000,000	47,997,015
[2]0.17%, 1/16/13	125,000,000	124,900,833
[1]0.34%, 2/25/13	100,000,000	100,000,000

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$889,054,551
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 15.6%
[2]0.12%, 8/27/12	27,180,000	27,177,644
[2]0.12%, 9/10/12	50,000,000	49,993,333
[2]0.12%, 9/12/12	50,000,000	49,993,000
[2]0.14%, 8/20/12	50,000,000	49,996,306
[2]0.15%, 10/22/12	30,000,000	29,989,750
[2]0.16%, 11/13/12	61,544,000	61,515,553
[1]0.20%, 6/17/13	50,000,000	50,008,989
[1]0.21%, 3/21/13	50,238,000	50,252,871
0.52%, 11/26/12	13,999,000	14,012,838
0.63%, 10/30/12	100,000,000	100,116,357
1.00%, 8/28/12	100,000,000	100,063,269

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$583,119,910
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 20.5%
[2]0.09%, 10/02/12	50,000,000	49,992,250
[2]0.12%, 8/30/12	100,000,000	99,990,333
[2]0.13%, 9/27/12	50,000,000	49,989,708
[2]0.15%, 10/24/12	25,000,000	24,991,250
[2]0.16%, 12/19/12	100,000,000	99,937,778
[2]0.18%, 10/01/12	14,000,000	13,995,730
[1]0.22%, 11/08/13	45,000,000	44,988,771
[1]0.27%, 8/23/12	81,500,000	81,506,700
0.38%, 12/28/12	25,000,000	25,023,253
1.00%, 12/27/12	100,000,000	100,331,150
4.38%, 9/15/12	70,454,000	70,820,121
4.75%, 11/19/12	100,096,000	101,457,390

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$763,024,434
U.S. TREASURY BILL - 2.7%
[2]0.13%, 10/25/12	50,000,000	49,984,417
[2]0.13%, 12/06/12	50,000,000	49,977,070

TOTAL U.S. TREASURY BILL		$99,961,487
U.S. TREASURY NOTE - 1.4%
3.88%, 10/31/12	50,000,000	50,462,596

TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $2,659,049,911)		$2,659,049,911
REPURCHASE AGREEMENTS - 28.6%
Barclays Capital, Inc., 0.17%, dated 7/31/12, due 8/01/12, repurchase price $300,001,417, collateralized by U.S. Treasury Securities 1.38% to 8.50%, maturing 5/15/13 to 2/15/27; total market value of $306,000,085.	300,000,000	300,000,000
Credit Suisse First Boston LLC, 0.15%, dated 7/31/12, due 8/01/12, repurchase price $215,000,896, collateralized by U.S. Treasury Securities 0.38% to 4.50%, maturing 4/15/15 to 2/15/16; total market value of $219,305,055.	215,000,000	215,000,000
Deutsche Bank Securities, Inc., 0.18%, dated 7/31/12, due 8/01/12, repurchase price $376,001,880, collateralized by U.S. Government Securities 0.20% to 6.75%, maturing 9/06/12 to 3/15/31; total market value of $379,760,779.	376,000,000	376,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.16%, dated 7/31/12, due 8/01/12, repurchase price $175,000,778, collateralized by a U.S. Treasury Security 0.88%, maturing 1/31/17; total market value of $178,500,086.	175,000,000	175,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,066,000,000)		$1,066,000,000

TOTAL INVESTMENTS - 99.9% (COST $3,725,049,911)		$3,725,049,911
OTHER ASSETS LESS LIABILITIES - 0.1%		2,237,406

TOTAL NET ASSETS - 100.0%		$3,727,287,317

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Agency & Obligations	$—	$2,659,049,911	$—	$2,659,049,911
Repurchase Agreements	—	1,066,000,000	—	1,066,000,000

Total	$—	$3,725,049,911	$—	$3,725,049,911

Wilmington U.S. Treasury Money Market Fund

PORTFOLIO OF INVESTMENTS

July 31, 2012 (unaudited)

Description	Par Value	Value
U.S. GOVERNMENT AGENCY & OBLIGATIONS - 54.7%
U.S. TREASURY BILL - 33.2%
[2]0.10%, 8/02/12	$50,000,000	$49,999,865
[2]0.10%, 8/16/12	50,000,000	49,997,802
[2]0.12%, 9/13/12	25,000,000	24,996,387
[2]0.13%, 10/18/12	25,000,000	24,992,958
[2]0.13%, 10/25/12	25,000,000	24,992,208
[2]0.13%, 12/06/12	25,000,000	24,988,535
[2]0.14%, 9/20/12	100,000,000	99,981,042
[2]0.15%, 11/15/12	50,000,000	49,978,653

TOTAL U.S. TREASURY BILL		$349,927,450
U.S. TREASURY NOTE - 21.5%
0.38%, 9/30/12	25,000,000	25,008,804
1.38%, 2/15/13	75,000,000	75,486,109
1.75%, 8/15/12	100,000,000	100,062,113
3.88%, 10/31/12	25,000,000	25,231,298

TOTAL U.S. TREASURY NOTE		$225,788,324

TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $575,715,774)		$575,715,774
REPURCHASE AGREEMENTS - 45.2%
Barclays Capital, Inc., 0.17%, dated 7/31/12, due 8/01/12, repurchase price $100,000,472, collateralized by U.S. Treasury Securities 0.13% to 2.88%, maturing 8/31/13 to 8/15/20; total market value of $102,000,096.	100,000,000	100,000,000
Credit Suisse First Boston LLC, 0.15%, dated 7/31/12, due 8/01/12, repurchase price $75,000,312, collateralized by a U.S. Treasury Security 1.13%, maturing 12/15/12; total market value of $76,500,899.	75,000,000	75,000,000
Deutsche Bank Securities, Inc., 0.17%, dated 7/31/12, due 8/01/12, repurchase price $200,000,944, collateralized by U.S. Treasury Securities 0.00% to 0.00%, maturing 5/15/24 to 11/15/32; total market value of $202,000,007.	200,000,000	200,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.16%, dated 7/31/12, due 8/01/12, repurchase price $101,000,449, collateralized by a U.S. Treasury Security 0.25%, maturing 2/15/15; total market value of $103,020,046.	101,000,000	101,000,000

TOTAL REPURCHASE AGREEMENTS (COST $476,000,000)		$476,000,000

TOTAL INVESTMENTS - 99.9% (COST $1,051,715,774)		$1,051,715,774
OTHER ASSETS LESS LIABILITIES - 0.1%		1,174,231

TOTAL NET ASSETS - 100.0%		$1,052,890,005

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Agency & Obligations	$—	$575,715,774	$—	$575,715,774
Repurchase Agreements	—	476,000,000	—	476,000,000

Total	$—	$1,051,715,774	$—	$1,051,715,774

Wilmington Tax-Exempt Money Market Fund

PORTFOLIO OF INVESTMENTS

July 31, 2012 (unaudited)

Description	Par Value	Value
COMMERCIAL PAPER - 49.8%
ARIZONA - 1.6%
Salt River Project Agricultural Improvement & Power District, (Series C), (U.S. Bank NA), 0.19%, 8/15/12	$8,400,000	$8,400,000

TOTAL ARIZONA		$8,400,000
CALIFORNIA - 3.5%
University Of California
0.15%, 8/07/12	14,000,000	14,000,000
0.15%, 9/06/12	4,000,000	4,000,000

TOTAL CALIFORNIA		$18,000,000
FLORIDA - 3.8%
JEA, (Series 01-C), 0.17%, 8/06/12	19,300,000	19,300,000

TOTAL FLORIDA		$19,300,000
ILLINOIS - 1.4%
Illinois Educational Facilities Authority, Pooled Financing Program, (Series 95), (Northern Trust, LOC), 0.18%, 10/11/12	7,083,000	7,083,000

TOTAL ILLINOIS		$7,083,000
MARYLAND - 6.4%
Howard County, MD, (Series 2011), (State Street Bank, LIQ), 0.16%, 8/16/12	9,266,000	9,266,000
Johns Hopkins University, (Series B), 0.16%, 10/03/12	21,200,000	21,200,000
Montgomery County, MD, (Series 09-B), 0.20%, 8/10/12	2,300,000	2,300,000

TOTAL MARYLAND		$32,766,000
MASSACHESETTS - 0.7%
Massachusetts Port Authority, 0.18%, 8/09/12	3,500,000	3,500,000

TOTAL MASSACHESETTS		$3,500,000
MICHIGAN - 2.5%
University of Michigan, (Series I), 0.15%, 10/10/12	12,500,000	12,500,000

TOTAL MICHIGAN		$12,500,000
MISSOURI - 3.9%
Curators of University of Missouri, (Series A)
0.15%, 8/07/12	4,500,000	4,500,000
0.17%, 8/16/12	15,500,000	15,500,000

TOTAL MISSOURI		$20,000,000
NEVADA - 2.6%
Las Vegas Valley Water District, (Series 04-A), (JP Morgan Chase)
0.18%, 10/10/12	8,000,000	8,000,000
0.19%, 9/13/12	5,000,000	5,000,000

TOTAL NEVADA		$13,000,000
OHIO - 1.2%
Ohio Higher Educational Facility Commission, (Bank One NA)
0.18%, 8/07/12	3,500,000	3,500,000
0.20%, 10/04/12	2,700,000	2,700,000

TOTAL OHIO		$6,200,000
SOUTH CAROLINA - 0.7%
South Carolina Public Service Authority, (Series B), (Wells Fargo Bank, NA), 0.19%, 8/08/12	3,360,000	3,360,000

TOTAL SOUTH CAROLINA		$3,360,000
TENNESSEE - 3.7%
Metropolitan Government Of Nashville & Davidson County, TN, (Series A), (SSB/CALSTR/CALPR,LIQ), 0.16%, 8/06/12	9,000,000	9,000,000
State of Tennessee, (Series 00-A), 0.21%, 10/04/12	10,000,000	10,000,000

TOTAL TENNESSEE		$19,000,000
TEXAS - 12.1%
City of Houston, TX, (Series E-1), 0.17%, 9/06/12	10,000,000	10,000,000
Texas A&M University, (Series B), 0.15%, 9/20/12	10,300,000	10,300,000
Texas Tech University, (Series A)
0.17%, 11/08/12	13,350,000	13,350,000
0.18%, 8/09/12	7,200,000	7,200,000
University of Texas System
0.15%, 9/13/12	5,383,000	5,383,000
0.15%, 9/13/12	15,300,000	15,300,000

TOTAL TEXAS		$61,533,000
VIRGINIA - 3.9%
University of Virginia Rector & Visitors, (Series 03-A), 0.17%, 11/08/12	20,000,000	20,000,000

TOTAL VIRGINIA		$20,000,000
WISCONSIN - 1.8%
State of Wisconsin, (Series 05-A), 0.16%, 8/15/12	9,101,000	9,101,000

TOTAL WISCONSIN		$9,101,000

TOTAL COMMERCIAL PAPER (COST $253,743,000)		$253,743,000
MUNICIPAL BONDS - 6.2%
ALABAMA - 0.5%
Jefferson County, AL, Sewer Revenue Warrants, Revenue Bonds, (Series D), (FGIC), (PRF to 8/01/12 @ 100), 5.25%, 2/01/23	2,500,000	2,500,000

TOTAL ALABAMA		$2,500,000
ARIZONA - 0.6%
Southern Arizona, Capital Facilities Finance Corp., Student Housing Revenue Bonds, (National-Reinsurance)/(University of Arizona, OBG), (PRF to 9/01/12 @ 100), 5.10%, 9/01/33	3,000,000	3,012,490

TOTAL ARIZONA		$3,012,490
CALIFORNIA - 3.3%
Los Angeles, CA, GO Unlimited Notes, TRANs, (Series A), 2.00%, 2/28/13	9,675,000	9,775,845
Los Angeles, CA, GO Unlimited Notes, TRANs, (Series C), 2.00%, 4/25/13	7,000,000	7,091,962

TOTAL CALIFORNIA		$16,867,807
IDAHO - 0.4%
Idaho State, GO Unlimited Notes, TRANs, 2.00%, 6/28/13	2,000,000	2,032,568

TOTAL IDAHO		$2,032,568
NEW YORK - 1.0%
East Bloomfield-Holcomb Fire District, NY, GO Unlimited Notes, BANs, (State Aid Withholding), 2.00%, 8/15/12	1,180,000	1,180,447
Suffolk County, NY, GO Unlimited Bonds, Public Improvements, (Series B), 2.00%, 10/15/12	4,300,000	4,314,932

TOTAL NEW YORK		$5,495,379
WISCONSIN - 0.4%
Wisconsin State, School Districts Cash Flow Administration, Temporary Borrowing Program, Revenue Notes, 1.00%, 10/15/12	2,000,000	2,002,449

TOTAL WISCONSIN		$2,002,449

TOTAL MUNICIPAL BONDS (COST $31,910,693)		$31,910,693
3SHORT-TERM MUNICIPAL BONDS - 43.9%
DELAWARE - 7.1%

Delaware State Health Facilities Authority, Revenue Bonds, (Series A) Daily VRDNs, (Christiana Care Health Services, OBG), 0.16%, 8/01/12	16,700,000	16,700,000
University of Delaware, DE, Refunding Revenue Bonds, Daily VRDNs, (TD Bank N.A., SPA), 0.16%, 8/01/12	19,675,000	19,675,000

TOTAL DELAWARE		$36,375,000
FLORIDA - 0.8%
Orange County Housing Finance Authority, FL, Refunding Revenue Bonds, Weekly VRDNs, (Walk Apartments LLC, OBG)/(Fannie Mae, LIQ & Guarantor), 0.17%, 8/01/12	3,935,000	3,935,000

TOTAL FLORIDA		$3,935,000
ILLINOIS - 2.7%
Illinois State, Finance Authority, Revenue Bonds, (Series D-2) Daily VRDNs, (University of Chicago Medical Center, OBG)/(PNC Bank N.A., LOC), 0.15%, 8/01/12	13,700,000	13,700,000

TOTAL ILLINOIS		$13,700,000
KENTUCKY - 1.0%
Shelby County, KY, Lease Revenue Bonds, (Series A) Daily VRDNs, (U.S Bank NA, LOC), 0.17%, 8/01/12	4,950,000	4,950,000

TOTAL KENTUCKY		$4,950,000
LOUISIANA - 1.4%
Parish of St James, LA, Revenue Bonds, (Series B-1) Weekly VRDNs, (Nucor Corp.)/(Nucor Steel Louisiana LLC, OBG), 0.16%, 8/01/12	7,200,000	7,200,000

TOTAL LOUISIANA		$7,200,000
MARYLAND - 1.3%
Montgomery County, MD, GO Unlimited, Refunding Notes, (Series B) Daily VRDNs, (Well Fargo Bank N.A., SPA), 0.16%, 8/01/12	6,700,000	6,700,000

TOTAL MARYLAND		$6,700,000
MASSACHUSETTS - 3.7%
Massachusetts State, GO Limited Bonds, (Series B) Daily VRDNs, (U.S. Bank NA, SPA), 0.15%, 8/01/12	16,500,000	16,500,000
Massachusetts State, GO Unlimited, Refunding Notes, (Series A) Daily VRDNs, (Wells Fargo Bank N.A., SPA), 0.16%, 8/01/12	2,200,000	2,200,000

TOTAL MASSACHUSETTS		$18,700,000
MINNESOTA - 1.7%
Rochester Health Care Facilities, MN, Refunding Revenue Bonds, (Series A) Weekly VRDNs, (Mayo Clinic, OBG), 0.14%, 8/01/12	8,900,000	8,900,000

TOTAL MINNESOTA		$8,900,000
MISSISSIPPI - 1.2%
Mississippi State Business Finance Commission Corp., Gulf Opportunity Revenue Bonds, (Series F) Daily VRDNs, (Chevron Corp.)/(Chevron U.S.A. Inc., OBG), 0.15%, 8/01/12	3,490,000	3,490,000
Mississippi State Business Finance Commission Corp., Gulf Opportunity Revenue Bonds, (Series I) Daily VRDNs, (Chevron Corp., OBG), 0.16%, 8/01/12	2,700,000	2,700,000

TOTAL MISSISSIPPI		$6,190,000
MISSOURI - 3.3%
Missouri State Health & Educational Facilities Authority, Revenue Bonds, (Series B) Daily VRDNs, (Well Fargo Bank N. A., SPA)/(Washington University, OBG), 0.15%, 8/01/12	16,955,000	16,955,000

TOTAL MISSOURI		$16,955,000
NEW HAMPSHIRE - 0.7%
New Hampshire, HEFA, Refunding Revenue Bonds, Weekly VRDNs, (Dartmouth College)/(U.S. Bank), 0.13%, 8/01/12	3,400,000	3,400,000

TOTAL NEW HAMPSHIRE		$3,400,000
OHIO - 2.7%
Ohio State, Higher Educational Facility Commission, Refunding Revenue Bonds, (Series B-4) Daily VRDNs, (Cleveland Clinic, OBG), 0.16%, 8/01/12	14,065,000	14,065,000

TOTAL OHIO		$14,065,000
OKLAHOMA - 3.7%
Oklahoma State Turnpike Authority, Revenue Bonds, (Series E) Daily VRDNs, (JP Morgan Chase Bank NA, SPA), 0.17%, 8/01/12	11,720,000	11,720,000
Oklahoma State Turnpike Authority, Revenue Bonds, (Series F) Daily VRDNs, (JP Morgan Chase Bank NA, SPA), 0.17%, 8/01/12	7,000,000	7,000,000

TOTAL OKLAHOMA		$18,720,000
PENNSYLVANIA - 1.7%
Delaware County, PA, IDA, (Series G) Weekly VRDNs, (General Electric Capital Co.(GTD)), 0.14%, 8/01/12	1,075,000	1,075,000
Delaware County, PA, IDA, Refunding Revenue Bonds, (Series G) Weekly VRDNs, (General Electric Capital Corp.), 0.14%, 8/01/12	1,000,000	1,000,000
Delaware County, PA, IDA, Revenue Bonds, (Series G) Weekly VRDNs, (General Electric Capital Corp., OBG), 0.14%, 8/01/12	4,100,000	4,100,000
Delaware County, PA, IDA, Revenue Bonds, (Series G) Weekly VRDNs, (Resource Recovery Facility)/(General Electric Capital Corp.), 0.14%, 8/01/12	2,580,000	2,580,000

TOTAL PENNSYLVANIA		$8,755,000
TEXAS - 10.1%
Gulf Coast Waste Disposal Authority, TX, Revenue Bonds, Weekly VRDNs, (Air Products LP, OBG), 0.14%, 8/01/12	12,200,000	12,200,000
Harris County Health Facilities Development Corp., TX, Refunding Revenue Bonds, (Series B) Daily VRDNs, (JP Morgan Chase/Northern Trust/Bank of America, SPA)/(St. Lukes Episcopal Hospital, OBG), 0.19%, 8/01/12	18,200,000	18,200,000
Lower Neches Valley Authority, TX, IDC, Refunding Revenue Bonds, (Series A) Daily VRDNs, (Exxon Mobil Corp., OBG), 0.15%, 8/01/12	2,200,000	2,200,000
Texas Transportation Commission, GO Unlimited Bonds, (Series B) Weekly VRDNs, (State Street/Calpers, SPA), 0.14%, 8/01/12	1,480,000	1,480,000
Water Development Board, TX, Revenue Bonds, (Series A) Daily VRDNs, (JP Morgan Chase Bank NA, SPA), 0.16%, 8/01/12	17,280,000	17,280,000

TOTAL TEXAS		$51,360,000
WISCONSIN - 0.8%
Wisconsin State, Housing & Economic Development Authority, Revenue Bonds, (Series E) Weekly VRDNs, (AGM GO of Authority)/(Federal Home Loan Bank, SPA), 0.27%, 8/01/12	4,135,000	4,135,000

TOTAL WISCONSIN		$4,135,000

TOTAL SHORT-TERM MUNICIPAL BONDS (COST $224,040,000)		$224,040,000

TOTAL INVESTMENTS - 99.9% (COST $509,693,693)		$509,693,693
OTHER ASSETS LESS LIABILITIES - 0.1%		268,729

TOTAL NET ASSETS - 100.0%		$509,962,422

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commercial Paper	$—	$253,743,000	$—	$253,743,000
Municipal Bonds	—	31,910,693	—	31,910,693
Short-Term Municipal Bonds	—	224,040,000	—	224,040,000

Total	$—	$509,693,693	$—	$509,693,693

NOTES TO PORTFOLIOS OF INVESTMENTS

(1)	Floating rate note with current rate and stated maturity date shown.
(2)	Zero coupon security. The rate shown reflects the effective yield at purchase date.
(3)	Current rate and next reset date shown for Variable Rate Demand Notes.
(4)	Discount rate at time of purchase.
(5)	At July 31, 2012, the percentage of total investments at market value subject to the alternative minimum tax is as follows:

Fund	Amount	Percentage of Total Investments
Wilmington Municipal Bond Fund	$3,510,840	2.3%

(6)	Denotes a restricted security, or a portion thereof, that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2012, these liquid restricted securities were as follows:

Fund	Amount	Percentage of Total Net Assets
Wilmington Broad Market Bond Fund	$25,272,661	8.6%
Wilmington Intermediate-Term Bond Fund	5,139,185	2.0%
Wilmington Short-Term Corporate Bond Fund	7,900,469	4.2%
Wilmington Prime Money Market Fund	1,153,493,143	33.3%

(7)	Denotes a restricted security, or a portion thereof, that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2012, these restricted securities were as follows:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
Wilmington Broad Market Bond Fund
American Honda Finance Corp.	08/20/2009	502,572	513,862
American Tower Trust	04/30/2007	1,000,000	1,066,385
ASIF Global Financing XIX	01/08/2003	1,172,807	1,189,662
BNY Institutional Capital Trust A	11/25/1996	1,500,000	1,513,125
Campbell Soup Co	07/31/2012	2,999,953	2,999,952
Crown Castle Towers LLC	07/29/2010	1,000,000	1,065,000
Crown Castle Towers LLC	08/04/2010	1,003,370	1,065,000
Daimler Finance North America LLC	09/07/2011	247,588	272,919
Devon Energy Corp.	07/26/2012	1,999,690	1,999,776
FMR LLC	10/28/2009	997,720	1,192,121
Harley-Davidson Financial Services, Inc.	01/26/2012	499,890	510,846
Harley-Davidson Funding Corp.	11/19/2009	499,195	542,622
Hewlett Packard Co.	07/25/2012	2,999,767	2,999,967
Hyundai Capital America	12/01/2011	248,878	264,667
Hyundai Capital Services, Inc.	03/06/2012	249,073	256,044
LA Arena Funding LLC	04/23/1999	1,273,714	1,413,357
Liberty Mutual Group, Inc.	05/18/2011	489,395	514,944
Metropolitan Life Global Funding I	01/06/2010	498,755	504,909
Pacific Gas & Electric Co.	07/26/2012	2,999,770	2,999,914
Phillips 66	03/07/2012	249,955	262,487
Phillips 66	03/07/2012	498,815	548,276
Rockies Express Pipeline LLC	03/17/2010	499,555	475,000
SLM Student Loan Trust	04/14/2011	584,001	585,259
WM Wrigley Jr. Co.	06/21/2010	499,485	516,567
			25,272,661	8.6%
Wilmington Intermediate-Term Bond Fund
American Honda Finance Corp.	08/20/2009	1,507,717	1,541,584
American Tower Trust	04/30/2007	1,000,000	1,066,385
Express Scripts Holding Co.	02/06/2012	149,281	152,120
Express Scripts Holding Co.	07/18/2012	764,010	760,599
Hyundai Capital Services, Inc.	03/06/2012	249,073	256,044
Kraft Foods Group, Inc.	05/30/2012	499,085	514,707
Phillips 66	03/07/2012	249,955	262,487
SLM Student Loan Trust	04/14/2011	584,001	585,259
			5,139,185	2.0%
Wilmington Short-Term Corporate Bond Fund
Daimler Finance North America LLC	09/07/2011	993,500	1,032,239
Harley-Davidson Financial Services, Inc.	03/01/2011	499,700	530,684
Harley-Davidson Financial Services, Inc.	04/27/2011	503,510	530,685
Hyundai Motor Manufacturing Czech s.r.o.	04/15/2010	249,248	265,019
MassMutual Global Funding II	04/07/2011	1,000,000	996,573
Metropolitan Life Global Funding I	01/06/2010	997,510	1,009,818
Phillips 66	03/07/2012	499,770	510,315
Phillips 66	06/06/2012	505,880	510,314
Porsche Financial Auto Securitization Trust	06/16/2011	184,626	184,775
SLM Student Loan Trust	04/14/2011	778,669	780,345

WM Wrigley Jr. Co.	04/20/2011	1,553,175	1,549,702
			7,900,469	4.2%
Wilmington Prime Money Market Fund
American Honda Finance Corp.	01/11/2012	25,000,000	25,000,000
Australia & New Zealand Banking Group Ltd.	05/07/2012	49,977,250	49,998,750
Australia & New Zealand Banking Group Ltd.	05/10/2012	49,977,250	49,998,000
Baker Hughes, Inc.	06/21/2012	25,188,380	25,194,120
Baker Hughes, Inc.	07/12/2012	24,984,549	24,987,847
BASF SE	06/27/2012	49,978,361	49,987,333
BP Capital Markets PLC	02/13/2012	25,000,000	25,000,000
Coca Cola Enterprises, Inc.	05/21/2012	49,970,000	49,990,000
Coca Cola Enterprises, Inc.	06/19/2012	49,960,000	49,974,333
Commonwealth Bank of Australia	05/11/2012	49,976,250	49,997,889
EI Du Pont de Nemours & Co.	06/11/2012	59,980,800	59,996,100
EI Du Pont de Nemours & Co.	06/26/2012	19,994,933	19,998,733
Honeywell International, Inc.	01/05/2012	24,954,167	24,990,452
Honeywell International, Inc.	02/27/2012	14,463,170	14,482,008
MetLife Short Term Funding LLC	06/11/2012	24,486,076	24,493,712
MetLife Short Term Funding LLC	07/16/2012	39,583,239	39,587,288
National Australia Funding Delaware Inc	05/07/2012	49,976,618	49,998,396
National Australia Funding Delaware Inc	05/10/2012	49,975,278	49,998,396
Nestle Capital Corp.	12/01/2011	24,944,931	24,988,986
Nestle Capital Corp.	12/01/2011	4,988,986	4,997,797
Nestle Capital Corp.	01/11/2012	42,906,523	42,981,056
Nestle Capital Corp.	05/07/2012	6,984,783	6,996,916
Novartis Securities Investment Ltd	05/10/2012	74,973,750	74,987,250
Old Line Funding LLC	06/21/2012	49,960,389	49,998,403
Old Line Funding LLC	07/12/2012	49,902,500	49,920,500
Philip Morris International, Inc.	06/27/2012	39,985,800	39,988,600
Principal Life Insurance Co.	02/13/2012	24,997,250	24,999,000
Sanofi	05/21/2012	99,951,000	99,966,167
Siemens Capital Co., LLC	06/19/2012	49,992,444	49,995,111
			1,153,493,143	33.3%

(8)	7-Day net yield.
(10)	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolio of Investments. At July 31, 2012, the value of these securities amounted to:

Fund	Amount	Percentage of Total Net Assets
Wilmington Short Duration Government Bond Fund	34,212	0.0%

(11)	Security is in default.
(12)	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolio of Investments.
(13)	The Fund’s advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(14)	All or a portion of this security was segregated for extended settlement contracts.
*	Non-income producing security.
**	Represents less than 0.05%.

The following acronyms are used throughout this report:

AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
BANs	-	Bond Anticipation Notes
CAPMAC	-	Capital Markets Assurance Corporation
CIFG	-	CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COL	-	Collateralized
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FHA	-	Federal Housing Administration
FHLMC	-	Federal Home Loan Mortgage Association
FGIC	-	Financial Guarantee Insurance Company
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance Inc.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
GTD	-	Guaranteed
HDA	-	Housing Development Authority
HEFA	-	Health & Education Facility Authority
IDA	-	Industrial Development Authority/Agency
INS	-	Insured
LIQ	-	Liquidity Agreement
LLC	-	Limited Liability Corporation
LOC	-	Letter of Credit
LP	-	Limited Partnership
MTN	-	Medium Term Note

PLC	-	Public Company Limited
PRF	-	Prerefunded
Q-SBLF	-	Qualified School Bond Loan Fund
SCSDE	-	South Carolina State Department of Education
TBA	-	To Be Announced
UT	-	Unlimited Tax
UPMC	-	University of Pittsburgh Medical Center
VRDNs	-	Variable Rate Demand Notes
XLCA	-	XL Capital Assurance Inc.

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2012

1. Organization

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of 26 portfolios, 25 of which are present herein (individually referred to as the “Fund” or collectively as the “Funds”).

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation - Fair value of the Funds’ portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

•	forward foreign currency contracts are valued at the mean between the bid and asked prices;

•	investments in other open-end regulated investment companies are valued at net asset value (“NAV”);

•	price information on listed securities, including underlying Exchange Traded Funds (“ETFs”) and Exchange Traded Notes, (“ETNs”) is taken from the exchange where the security is primarily traded;

•

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees; and

•	the money market funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing their NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Trust follows authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of July 31, 2012, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities on April 30, 2012. This does not include transfers between Level 1 and Level 2 due to the Multi-Manager International Fund, Rock Maple Alternatives Fund, and Multi-Manager Real Assets Fund utilizing international fair value pricing during the period. Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Warrants and Rights

Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Funds until exercised, sold or expired. Equity-linked warrants are purchased in order to own local exposure to certain countries in which the Funds are not locally registered. Warrants and rights are valued at fair value in accordance with the Board of Trustee’s approved fair value procedures.

Swap Agreements – Certain Funds may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap.

Short Sales

Certain Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, a Fund must borrow the security. A Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Funds’ custodian. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, a Fund will realize a loss, and if the price declines during the period, a Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Funds.

Options

Certain Funds may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign exchange rates, with respect to securities which a Fund currently owns or intends to purchase. A Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether a Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. A Fund, as writer of options, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. A Fund, as purchaser of over-the-counter options, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FCs”) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

Forward Foreign Currency Contracts – Certain Funds may enter into foreign currency commitments or foreign currency exchange transactions. A Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge a Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Restricted Securities

Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Lending of Portfolio Securities

The Trust has entered into an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Investments purchased with cash collateral are presented on the portfolio of investments under the caption “Cash Collateral Invested for Securities on Loan.”

As of July 31, 2012, the Funds listed below had securities with the following values on loan:

Fund	Value of Securities on Loan	Value of Collateral
Wilmington Large-Cap Growth Fund	$1,830,739	$1,885,239
Wilmington Large-Cap Strategy Fund	72,472,625	74,313,269
Wilmington Large-Cap Value Fund	1,132,100	1,158,083
Wilmington Mid-Cap Growth Fund	18,611,511	19,088,611
Wilmington Small-Cap Growth Fund	9,357,551	9,785,182
Wilmington Small-Cap Strategy Fund	18,600,364	19,301,529
Wilmington Broad Market Bond Fund	3,075,916	3,143,914
Wilmington Intermediate-Term Bond Fund	16,063,203	16,426,993
Wilmington Multi-Manager International Fund	3,908,935	4,147,832
Wilmington Multi-Manager Real Asset Fund	11,236,489	11,458,972
Wilmington Strategic Allocation Moderate Fund	766,375	783,254

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

3. Affiliated Parties and Transactions

Affiliated holdings are securities and mutual funds which are managed by Wilmington Funds Management Corp. (the “Advisor”) or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the three months ended July 31, 2012 are as follows:

Affiliated Fund Name	Balance of Shares Held 4/30/2012	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2012	Value at 7/31/2012	Dividend Income	Realized Gain/Loss
Wilmington Large-Cap Growth Fund:
Wilmington Prime Money Market Fund	—	643,652	643,652	—	$—	$54	$—

Wilmington Large-Cap Strategy Fund:
M&T Bank Corp.	2,210	—	—	2,210	189,706	1,547	—

Wilmington Large-Cap Value Fund:
Wilmington Prime Money Market Fund	1,988,206	8,532,884	6,213,645	4,307,445	4,307,445	189	—

Wilmington Mid-Cap Growth Fund:
Wilmington Prime Money Market Fund	3,796,553	8,311,219	12,107,772	—	—	101	—

Wilmington Small-Cap Growth Fund:
Wilmington Prime Money Market Fund	94,563	11,275,615	11,370,178	—	—	88	—

Wilmington Multi-Manager International Fund
Wilmington Prime Money Market Fund	—	3,249,353	3,249,353	—	—	2	—

Wilmington Multi-Manager Real Asset Fund
Wilmington Prime Money Market Fund	1,774,134	14,144,956	14,503,530	1,415,560	1,415,560	119	—

Wilmington Strategic Allocation Conservative Fund:
Wilmington Large-Cap Strategy Fund	444,836	1,983	15,924	430,895	5,412,044	24,533	48,089
Wilmington Small-Cap Strategy Fund	36,077	92	—	36,169	369,646	930	—
Wilmington Intermediate-Term Bond Fund	2,766,407	15,449	107,373	2,674,483	28,723,952	163,474	14,632
Wilmington Multi-Manager International Fund	515,092	25,179	14,970	525,301	3,272,626	49,968	22,605
Wilmington Multi-Manager Real Asset Fund	186,604	879	6,873	180,610	2,629,682	12,307	16,014

TOTAL		43,582	145,140		40,407,950	251,212	101,340

Wilmington Strategic Allocation Moderate Fund:
Wilmington Prime Money Market Fund	2,351,958	2,866,583	3,674,044	1,544,497	1,544,497	158	—
Wilmington Large-Cap Growth Fund	394,891	—	—	394,891	3,332,881	—	—
Wilmington Large-Cap Value Fund	226,768	—	66,736	160,032	1,582,722	6,624	70,374
Wilmington Mid-Cap Growth Fund	200,777	—	—	200,777	2,808,874	—	—
Wilmington Small-Cap Growth Fund	110,991	—	—	110,991	1,756,987	—	—
Wilmington Multi-Manager International Fund	623,127	—	—	623,127	3,882,083	60,200	—
Wilmington Multi-Manager Real Asset Fund	145,148	684	—	145,832	2,123,312	9,573	—

TOTAL		2,867,267	3,740,780		17,031,356	76,555	70,374

Wilmington Strategic Allocation Aggressive Fund:
Wilmington Large-Cap Strategy Fund	1,530,206	6,746	96,141	1,440,811	18,096,591	83,451	182,246
Wilmington Small-Cap Strategy Fund	84,858	216	9,091	75,983	776,543	2,187	36,859
Wilmington Multi-Manager International Fund	1,718,189	87,624	50,251	1,755,562	10,937,152	171,774	(83,920)
Wilmington Multi-Manager Real Asset Fund	154,862	695	18,027	137,530	2,002,439	9,736	48,242

TOTAL		95,281	173,510		31,812,725	267,148	183,427

4. Concentration of Risk

Since Wilmington New York Municipal Bond Fund, Wilmington Pennsylvania Municipal Bond Fund, Wilmington Maryland Municipal Bond Fund and Wilmington Virginia Municipal Bond Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally.

Wilmington Multi-Manager International Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Wilmington Rock Maple Alternatives Fund uses strategies that include investments that have a low correlation to traditional asset classes. Strategies may include commodities, convertible arbitrage, event driven, long/short, market neutral, merger arbitrage and pairs trading.

5. Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that, except as set forth below, there are no material events that would require disclosure in the Funds’ financial statements through this date.

Item 2.	Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2 (a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wilmington Funds

By:	/s/ Richard J. Berthy
Richard J. Berthy
Principal Executive Officer

Date:	September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Berthy
Richard J. Berthy
Principal Executive Officer

Date:	September 28, 2012

By:	/s/ Guy Nordahl
Guy Nordahl
Principal Financial Officer

Date:	September 28, 2012